                                                  -----------------------------
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                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07843
                                  ---------------------------------------------

                      J.P. Morgan Mutual Fund Select Group
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                        NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end:  October  31, 2004
                        --------------------------------------------------------

Date of reporting period: November 1, 2003 through October 31, 2004
                         -------------------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS


ANNUAL REPORT OCTOBER 31 2004


INTERNATIONAL EQUITY FUNDS

FLEMING INTREPID EUROPEAN FUND

FLEMING JAPAN FUND

FLEMING INTERNATIONAL GROWTH FUND

FLEMING INTERNATIONAL VALUE FUND

FLEMING INTERNATIONAL OPPORTUNITIES FUND

FLEMING EMERGING MARKETS EQUITY FUND

FLEMING ASIA EQUITY FUND

FLEMING INTERNATIONAL EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                               1

Fund Commentaries:

Fleming Intrepid European Fund                   3

Fleming Japan Fund                               6

Fleming International Growth Fund                9

Fleming International Value Fund                12

Fleming International Opportunities Fund        15

Fleming Emerging Markets Equity Fund            18

Fleming Asia Equity Fund                        21

Fleming International Equity Fund               24

Portfolio of Investments                        27

Financial Statements                            50

Notes to Financial Statements                   62

Financial Highlights                            88

HIGHLIGHTS

-  Corporate earnings growth drives market rally

-  Weak dollar boosts returns

-  Wide diversity of market returns

-  Low inflation underpins our optimism

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN INTERNATIONAL EQUITY FUNDS

PRESIDENT'S LETTER DECEMBER 6, 2004

[PHOTO OF GEORGE C.W. GATCH]

"WITHIN THIS BROAD PICTURE, THERE WAS A WIDE DIVERGENCE BETWEEN MARKET PERFORMANCES."

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Fleming International Equity Funds. Inside, you'll find information detailing the performance of the Funds for the year ended October 31, 2004, along with reports from the Portfolio Managers.

INTERNATIONAL EQUITIES STAGE STELLAR RALLY

International equity markets rallied substantially in the period. As economic growth picked up, companies from across the globe reported higher earnings, lifting equity prices. For many companies, higher sales fed straight through to bottom-line profits, following cost reduction restructurings carried out over the past few years. For U.S. investors, dollar weakness magnified these returns. In all, the MSCI EAFE Index, which represents a broad spread of European and Asian markets, rose 18.84% in U.S. dollars.

But the rally was far from linear. By the second quarter, rising U.S. interest rates, geopolitical uncertainty and surging oil prices raised fears that growth would be choked off. It soon became evident that the United States was indeed experiencing a "soft patch" in economic activity. Additionally, growth in Japan and Continental Europe disappointed -- particularly as domestic demand failed to pick up to the degree many had hoped for. This caused some setbacks in equity prices during the mid to late summer.

DEFENSIVE MARKETS FAVORED

Within this broad picture, there was a wide divergence between market performances. Generally speaking, the markets with least sensitivity to world trade activity did best, escaping the worst of the gyrations in sentiment. In emerging markets, Brazil and Russia were two of the leading markets, supported respectively by improving government finances and the positive impact of expensive energy on an oil-exporting economy. As a region with comparatively little exposure to global demand, Continental Europe also did well. But Asian markets were among the worst performers, with both Japan and Southeast Asia rocked by slowing of export demand.

OUTLOOK

We believe the U.S economy is beginning to emerge from its mid-summer period of weakness, and that the global economy is moving towards a broadly based expansion. Even if economic growth does not accelerate strongly, we are optimistic that the expansion is sustainable, and that stocks are likely to outperform bonds in the period ahead. One reason for our optimism is that inflation remains under control, which gives long-term interest rates the ability to come down further if the global economy weakens slightly, providing additional support to economic activity and equity prices.

IMPORTANT FUND FAMILY UPDATE

Shareholders of JPMorgan Funds and One Group Funds have received a variety of documents, some regarding the proposed integration of the two fund complexes. The integration generally will be effective on February 18, 2005; however, some of the changes will require shareholder approval at meetings on January 20, 2005, before they can be implemented. As a shareholder, your input in these decisions is important, so we would greatly appreciate your response.

As always, we would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FLEMING INTREPID EUROPEAN FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                   FUND FACTS
                                   Fund Inception                        11/2/95
                                   Fiscal Year End                    OCTOBER 31
                                   Net Assets as of 10/31/2004
                                   (In Millions)                          $109.1
                                   Primary Benchmark           MSCI EUROPE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Intrepid European Fund, which seeks total return from long-term capital growth, underperformed its benchmark with a total return of 16.9% (A shares, no sales charge) for the year ended October 31, 2004. This compares to a total return of 21.9% for the MSCI Europe Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: At the beginning of the review period, especially during January and February
   2004, returns were boosted by the Fund's exposure to cheaper Cyclical stocks, such as those in the Construction, Transport and Retail sectors, which were benefiting from expectations for a pick up in European economic growth.

   However, the Fund struggled between March and July 2004, as renewed geopolitical tensions, rising oil prices and concerns over U.S. interest rates caused a rotation into defensive stocks, such as large-cap pharmaceuticals, where we see little long-term value. At the same time investors sold momentum stocks, notably in the small and mid-cap areas of the market, where the Fund was overweight. The Fund's slight underperformance over the period as a whole can be largely attributed to this period.

   Relative Fund performance was stronger during the third quarter, thanks largely to our overweight position in commodity-related stocks, such as Mining and Oil companies. Exposure to selected stocks in the Electricity and Utilities sectors also boosted returns.

   Some of the Fund's gains of the third quarter were reversed during October as the market became concerned that prices may have run ahead of fundamentals. Such fears caused profit taking in some of the commodity sectors that the fund had benefited from earlier in the year.

Q: HOW WAS THE FUND MANAGED?

A: The Fund's performance during the review period was again driven by our bottom-up investment approach, which focuses on stocks with the best value and growth (momentum) characteristics.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom                                 21.8%
France                                         15.8%
Germany                                        11.1%
The Netherlands                                 7.5%
Italy                                           6.0%
Sweden                                          5.7%
Belgium                                         5.5%
Switzerland                                     5.4%
Greece                                          4.6%
Spain                                           4.1%
Ireland                                         3.6%
Norway                                          3.1%
Denmark                                         2.3%
Austria                                         1.8%
Finland                                         1.0%
Luxembourg                                      0.7%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Suez SA (France)                             2.4%

 2. Deutsche Postbank AG (Germany)               2.3%

 3. Belgacom SA (Belgium)                        2.3%

 4. France Telecom SA (France)                   2.1%

 5. BNP Paribas (France)                         2.1%

 6. Akzo Nobel NV (The Netherlands)              2.0%

 7. Depfa Bank PLC (Ireland)                     2.0%

 8. Novartis AG (Switzerland)                    2.0%

 9. Telecom Italia SpA (Italy)                   2.0%

10. Telefonica SA (Spain)                        2.0%

Top 10 equity holdings comprised 21.2% of the Portfolio's market value of investments ($22,907,747). As of October 31, 2004, the Fund held 111 equity holdings. Portfolio holdings are subject to change at any time.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                    SINCE
                                                                INCEPTION
                                  1 YEAR    3 YEARS   5 YEARS   (11/2/95)
                                  ---------------------------------------
CLASS A SHARES

        Without Sales Charge       16.94%     15.46%     6.42%      12.56%
           With Sales Charge*      10.24%     13.21%     5.16%      11.89%
                                  ---------------------------------------

CLASS B SHARES

                Without CDSC       16.36%     14.69%     5.71%      11.85%
                   With CDSC**     11.36%     13.93%     5.39%      11.85%
                                  ---------------------------------------

CLASS C SHARES

               Without CDSC        16.38%     14.69%     5.68%      11.77%
                  With CDSC***     15.38%     14.69%     5.68%      11.77%
                                  ---------------------------------------

INSTITUTIONAL SHARES               17.83%     16.22%     6.89%      12.84%
                                  ---------------------------------------

SELECT SHARES                      17.43%     15.74%     6.59%      12.66%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% for the period since inception.
*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (11/02/95 TO 10/31/04)

              JPMORGAN FLEMING INTREPID
            EUROPEAN FUND (CLASS A SHARES)   MSCI EUROPE INDEX   LIPPER EUROPEAN FUNDS INDEX
Nov-1995           $         9,425             $      10,000           $        10,000
Nov-1995           $         9,444             $      10,000           $        10,000
Dec-1995           $         9,598             $      10,317           $        10,210
Jan-1996           $         9,664             $      10,384           $        10,287
Feb-1996           $        10,013             $      10,573           $        10,633
Mar-1996           $        10,333             $      10,700           $        10,887
Apr-1996           $        10,532             $      10,777           $        11,097
May-1996           $        10,701             $      10,860           $        11,378
Jun-1996           $        11,099             $      10,979           $        11,483
Jul-1996           $        10,720             $      10,842           $        11,175
Aug-1996           $        10,966             $      11,164           $        11,540
Sep-1996           $        11,223             $      11,399           $        11,686
Oct-1996           $        11,385             $      11,663           $        11,930
Nov-1996           $        11,936             $      12,254           $        12,433
Dec-1996           $        12,296             $      12,492           $        12,711
Jan-1997           $        12,451             $      12,526           $        12,843
Feb-1997           $        12,730             $      12,691           $        13,036
Mar-1997           $        12,988             $      13,101           $        13,341
Apr-1997           $        12,905             $      13,036           $        13,172
May-1997           $        13,060             $      13,592           $        13,693
Jun-1997           $        13,836             $      14,272           $        14,338
Jul-1997           $        14,363             $      14,941           $        14,758
Aug-1997           $        13,732             $      14,088           $        14,035
Sep-1997           $        14,788             $      15,455           $        15,298
Oct-1997           $        14,592             $      14,694           $        14,659
Nov-1997           $        14,541             $      14,921           $        14,769
Dec-1997           $        14,924             $      15,465           $        15,113
Jan-1998           $        15,760             $      16,108           $        15,676
Feb-1998           $        17,182             $      17,368           $        16,968
Mar-1998           $        18,580             $      18,605           $        18,253
Apr-1998           $        19,142             $      18,966           $        18,672
May-1998           $        19,643             $      19,351           $        19,141
Jun-1998           $        19,824             $      19,564           $        19,197
Jul-1998           $        20,603             $      19,951           $        19,563
Aug-1998           $        17,179             $      17,441           $        16,738
Sep-1998           $        16,461             $      16,743           $        15,801
Oct-1998           $        17,323             $      18,083           $        16,906
Nov-1998           $        18,257             $      19,045           $        17,869
Dec-1998           $        19,128             $      19,877           $        18,702
Jan-1999           $        20,145             $      19,750           $        19,035
Feb-1999           $        18,981             $      19,248           $        18,479
Mar-1999           $        18,945             $      19,458           $        18,531
Apr-1999           $        19,587             $      20,038           $        19,061
May-1999           $        18,569             $      19,076           $        18,369
Jun-1999           $        18,932             $      19,399           $        18,835
Jul-1999           $        19,271             $      19,579           $        19,152
Aug-1999           $        19,478             $      19,779           $        19,307
Sep-1999           $        19,515             $      19,626           $        19,096
Oct-1999           $        20,024             $      20,349           $        19,744
Nov-1999           $        22,727             $      20,898           $        21,116
Dec-1999           $        26,025             $      23,040           $        23,844
Jan-2000           $        25,715             $      21,400           $        23,076
Feb-2000           $        28,207             $      22,515           $        26,256
Mar-2000           $        27,615             $      23,057           $        26,275
Apr-2000           $        25,999             $      22,040           $        24,851
May-2000           $        25,050             $      21,860           $        24,349
Jun-2000           $        25,396             $      22,330           $        24,926
Jul-2000           $        24,865             $      21,972           $        24,734
Aug-2000           $        24,656             $      21,713           $        24,828
Sep-2000           $        23,423             $      20,697           $        23,547
Oct-2000           $        22,053             $      20,540           $        22,831
Nov-2000           $        20,869             $      19,745           $        21,609
Dec-2000           $        22,194             $      21,105           $        23,232
Jan-2001           $        22,125             $      21,116           $        23,163
Feb-2001           $        20,893             $      19,262           $        21,210
Mar-2001           $        18,906             $      17,825           $        19,348
Apr-2001           $        19,838             $      19,092           $        20,629
May-2001           $        19,413             $      18,160           $        19,834
Jun-2001           $        18,454             $      17,474           $        19,027
Jul-2001           $        18,139             $      17,518           $        18,835
Aug-2001           $        18,632             $      17,062           $        18,351
Sep-2001           $        17,181             $      15,359           $        16,292
Oct-2001           $        17,756             $      15,848           $        16,862
Nov-2001           $        19,386             $      16,483           $        17,592
Dec-2001           $        19,454             $      16,905           $        17,967
Jan-2002           $        18,838             $      16,021           $        17,180
Feb-2002           $        19,331             $      16,018           $        17,192
Mar-2002           $        20,249             $      16,886           $        18,052
Apr-2002           $        20,824             $      16,758           $        18,003
May-2002           $        21,399             $      16,706           $        18,014
Jun-2002           $        21,070             $      16,126           $        17,531
Jul-2002           $        19,713             $      14,331           $        15,699
Aug-2002           $        19,315             $      14,328           $        15,594
Sep-2002           $        17,918             $      12,443           $        13,662
Oct-2002           $        18,125             $      13,646           $        14,708
Nov-2002           $        19,481             $      14,316           $        15,404
Dec-2002           $        17,976             $      13,796           $        14,835
Jan-2003           $        17,576             $      13,144           $        14,187
Feb-2003           $        17,121             $      12,715           $        13,645
Mar-2003           $        17,288             $      12,526           $        13,479
Apr-2003           $        18,986             $      14,216           $        15,173
May-2003           $        20,392             $      15,138           $        16,290
Jun-2003           $        20,282             $      15,284           $        16,420
Jul-2003           $        21,110             $      15,594           $        16,734
Aug-2003           $        21,469             $      15,564           $        16,861
Sep-2003           $        22,020             $      15,880           $        17,237
Oct-2003           $        23,372             $      16,942           $        18,326
Nov-2003           $        24,338             $      17,664           $        19,133
Dec-2003           $        26,007             $      19,114           $        20,491
Jan-2004           $        27,001             $      19,338           $        21,089
Feb-2004           $        27,511             $      19,905           $        21,745
Mar-2004           $        26,202             $      19,284           $        21,045
Apr-2004           $        25,209             $      19,124           $        20,708
May-2004           $        25,443             $      19,433           $        20,924
Jun-2004           $        26,216             $      19,694           $        21,327
Jul-2004           $        25,514             $      19,152           $        20,581
Aug-2004           $        25,624             $      19,164           $        20,637
Sep-2004           $        26,810             $      19,932           $        21,543
Oct-2004           $        27,328             $      20,652           $        22,305

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/2/95.

Returns for the Institutional and Select Shares prior to 9/10/01 (offering date of the Institutional and Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Institutional and Select Shares.

Returns for the Class B Shares prior to 11/3/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

Returns for the Class C Shares prior to 11/1/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming Intrepid European Fund, MSCI Europe Index, and The Lipper European Funds Index from November 2, 1995 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Europe Index is a replica (or model) of the performance of the European markets. The Lipper European Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING JAPAN FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                   FUND FACTS
                                   Fund Inception                        11/2/95
                                   Fiscal Year End                    OCTOBER 31
                                   Net Assets as of 10/31/2004
                                   (In Millions)                           $48.1
                                   Primary Benchmark            MSCI JAPAN INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Japan Fund, which seeks total return from long-term capital growth, rose 5.1% (A shares, no sales charge) in the year ended October 31, 2004. This compares with a rise of 9.0% in the MSCI Japan Index (in U.S. dollars).

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The portfolio generated a significant positive return during the period, although it trailed its MSCI Japan Index benchmark. Being overweight the capital goods sector during the summer correction in the equity market caused much of the shortfall against the Index. To an extent, this was offset by successful stock selection among small capitalization stocks.

   Japan's capital goods stocks rallied substantially in the first six months of the period. But many lost value in the second half, when attempts to curb Chinese demand, rising U.S. interest rates and high oil prices caused some investors to question the durability of Japan's recovery. Shortly before the correction, the portfolio raised its position to overweight in capital goods, buying companies such as Nippon Metal.

   The portfolio also suffered from having underweight holdings in bank stocks, such as UFJ Holdings and Mitsubishi Tokyo Financial Group. Banks had an astonishing rally during the period, in response to an economic recovery that would reduce bad debt provisions, so improving their financial strength and profitability.

   Another detractor from relative performance was Toyota Motor Company. While we were positive about the stock's prospects, we were underweight the benchmark. Toyota's shares rallied as it reported a more than 50% increase in profits for the 2003 fiscal year, with sales increases across all major markets.

   Stock selection among the small house building companies added to performance. Many of these companies practice efficient building techniques, helping them to generate strong profit growth. Additionally, there is increasing optimism that deflation in Japanese asset prices may be coming to an end. Both of these factors are pushing stock prices up from low valuations.

   An overweight allocation to small companies as a whole benefited the portfolio. One stock that performed well was VT Holdings, a used car dealer that exports to Southeast Asia.

Q: HOW WAS THE FUND MANAGED?

A: In line with the Fund's strategy of investing in growth-oriented stocks, we increased the allocation to small company stocks at the beginning of the period. At the time, many of these stocks offered far better earnings growth than larger companies, yet traded on significantly lower valuations. As 2004 progressed, these stocks rallied and their valuations increased. Consequently, we sold a number of these holdings later in the period.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                      33.1%
Industrial Products & Services                 23.1%
Technology                                     15.9%
Finance & Insurance                            14.9%
Telecommunications                              8.0%
REITs                                           2.5%
Technology                                      1.5%
Health Services & Systems                       1.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Toyota Motor Corp. (Japan)                  4.5%

 2. Nissan Motor Co., LTD (Japan)               2.9%

 3. Mizuho Financial Group, Inc. (Japan)        2.6%

 4. NTT DoCoMo, Inc. (Japan)                    2.6%

 5. Canon, Inc. (Japan)                         2.5%

 6. KDDI Corp. (Japan)                          2.5%

 7. Honda Motor Co., LTD (Japan)                2.0%

 8. Mitsubishi Tokyo Financial Group,
    Inc. (Japan)                                1.9%

 9. Sony Corp. (Japan)                          1.8%

10. Mitsui O.S.K Lines LTD (Japan)              1.7%

Top 10 equity holdings comprised 25.0% of the Portfolio's market value of investments ($11,776,088). As of October 31, 2004, the Fund held 116 equity holdings Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                    SINCE
                                                                INCEPTION
                                  1 YEAR    3 YEARS   5 YEARS   (11/2/95)
                                  ---------------------------------------
CLASS A SHARES

        Without Sales Charge        5.09%      9.89%    (6.53%)     (3.03%)
           With Sales Charge*      (0.99%)     7.76%    (7.63%)     (3.66%)
                                  ---------------------------------------

CLASS B SHARES

                Without CDSC        4.40%      8.98%    (7.20%)     (3.64%)
                   With CDSC**     (0.60%)     8.13%    (7.58%)     (3.64%)

 * Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (11/02/95 TO 10/31/04)

                  JPMORGAN FLEMING                               TOKYO STOCK EXCHANGE      LIPPER JAPAN
             JAPAN FUND (CLASS A SHARES)   MSCI JAPAN INDEX   (TOPIX) 1ST SECTION INDEX   FUNDS AVERAGE
Nov-1995           $         9,425         $        10,000         $        10,000          $  10,000
Nov-1995           $         9,425         $        10,000         $        10,000          $  10,000
Dec-1995           $         9,679         $        10,511         $        10,479          $  10,444
Jan-1996           $         9,802         $        10,373         $        10,338          $  10,459
Feb-1996           $         9,604         $        10,189         $        10,168          $  10,243
Mar-1996           $        10,038         $        10,548         $        10,544          $  10,618
Apr-1996           $        10,518         $        11,149         $        11,246          $  11,294
May-1996           $        10,057         $        10,574         $        10,697          $  10,888
Jun-1996           $        10,179         $        10,630         $        10,744          $  11,064
Jul-1996           $         9,699         $        10,154         $        10,216          $  10,513
Aug-1996           $         9,190         $         9,700         $         9,782          $  10,118
Sep-1996           $         9,473         $        10,036         $        10,086          $  10,365
Oct-1996           $         8,879         $         9,363         $         9,409          $   9,758
Nov-1996           $         8,973         $         9,541         $         9,479          $   9,809
Dec-1996           $         8,605         $         8,882         $         8,749          $   9,288
Jan-1997           $         8,470         $         7,916         $         7,806          $   8,741
Feb-1997           $         8,768         $         8,101         $         7,957          $   8,897
Mar-1997           $         8,633         $         7,834         $         7,696          $   8,710
Apr-1997           $         8,951         $         8,119         $         7,880          $   9,034
May-1997           $         9,779         $         9,015         $         8,853          $  10,155
Jun-1997           $        10,260         $         9,688         $         9,423          $  10,628
Jul-1997           $        10,789         $         9,393         $         9,050          $  10,756
Aug-1997           $         9,573         $         8,579         $         8,239          $   9,604
Sep-1997           $         9,718         $         8,449         $         8,006          $   9,487
Oct-1997           $         9,187         $         7,662         $         7,392          $   8,801
Nov-1997           $         9,033         $         7,191         $         6,831          $   8,371
Dec-1997           $         8,745         $         6,780         $         6,293          $   7,903
Jan-1998           $         8,643         $         7,385         $         6,961          $   8,537
Feb-1998           $         8,368         $         7,423         $         7,016          $   8,483
Mar-1998           $         8,205         $         6,918         $         6,572          $   8,108
Apr-1998           $         8,094         $         6,891         $         6,481          $   8,150
May-1998           $         8,185         $         6,512         $         6,172          $   7,987
Jun-1998           $         8,114         $         6,603         $         6,209          $   7,989
Jul-1998           $         8,022         $         6,516         $         6,122          $   8,130
Aug-1998           $         7,279         $         5,773         $         5,489          $   7,444
Sep-1998           $         7,086         $         5,615         $         5,390          $   7,188
Oct-1998           $         6,526         $         6,557         $         6,248          $   7,630
Nov-1998           $         6,821         $         6,857         $         6,541          $   8,208
Dec-1998           $         7,025         $         7,122         $         6,777          $   8,441
Jan-1999           $         6,913         $         7,174         $         6,807          $   8,515
Feb-1999           $         6,689         $         7,017         $         6,641          $   8,466
Mar-1999           $         7,616         $         7,990         $         7,562          $   9,628
Apr-1999           $         7,921         $         8,323         $         7,917          $  10,139
May-1999           $         7,575         $         7,854         $         7,527          $   9,822
Jun-1999           $         8,206         $         8,598         $         8,270          $  11,312
Jul-1999           $         8,929         $         9,456         $         9,108          $  12,515
Aug-1999           $         9,132         $         9,389         $         9,393          $  13,135
Sep-1999           $         9,631         $         9,959         $        10,030          $  13,904
Oct-1999           $        10,018         $        10,387         $        10,621          $  14,428
Nov-1999           $        10,537         $        10,832         $        11,386          $  15,707
Dec-1999           $        11,260         $        11,505         $        11,928          $  16,927
Jan-2000           $        10,476         $        11,007         $        11,311          $  16,159
Feb-2000           $        10,394         $        10,722         $        11,094          $  16,440
Mar-2000           $        10,934         $        11,606         $        11,830          $  17,476
Apr-2000           $        10,089         $        10,733         $        10,852          $  15,870
May-2000           $         9,193         $        10,187         $        10,060          $  14,743
Jun-2000           $         9,682         $        10,887         $        10,704          $  15,759
Jul-2000           $         8,460         $         9,633         $         9,436          $  13,853
Aug-2000           $         9,152         $        10,256         $        10,086          $  14,955
Sep-2000           $         8,979         $         9,746         $         9,711          $  14,143
Oct-2000           $         8,266         $         9,181         $         9,017          $  13,007
Nov-2000           $         8,083         $         8,800         $         8,777          $  12,472
Dec-2000           $         7,442         $         8,265         $         8,022          $  11,421
Jan-2001           $         7,422         $         8,167         $         7,980          $  11,327
Feb-2001           $         6,800         $         7,799         $         7,556          $  10,527
Mar-2001           $         6,739         $         7,567         $         7,306          $  10,401
Apr-2001           $         7,146         $         8,081         $         7,929          $  11,259
May-2001           $         7,238         $         8,062         $         7,908          $  11,088
Jun-2001           $         6,759         $         7,581         $         7,481          $  10,532
Jul-2001           $         6,240         $         7,017         $         6,835          $   9,619
Aug-2001           $         5,976         $         6,841         $         6,652          $   9,159
Sep-2001           $         5,375         $         6,202         $         6,184          $   8,296
Oct-2001           $         5,385         $         6,189         $         6,229          $   8,508
Nov-2001           $         5,599         $         6,257         $         6,140          $   8,545
Dec-2001           $         5,253         $         5,834         $         5,668          $   8,078
Jan-2002           $         4,937         $         5,377         $         5,229          $   7,482
Feb-2002           $         5,212         $         5,601         $         5,454          $   7,782
Mar-2002           $         5,569         $         5,922         $         5,787          $   8,344
Apr-2002           $         5,752         $         6,266         $         6,096          $   8,630
May-2002           $         6,017         $         6,657         $         6,529          $   9,118
Jun-2002           $         5,701         $         6,310         $         6,186          $   8,603
Jul-2002           $         5,212         $         5,871         $         5,831          $   8,018
Aug-2002           $         5,080         $         5,809         $         5,749          $   7,882
Sep-2002           $         4,764         $         5,549         $         5,496          $   7,478
Oct-2002           $         4,510         $         5,163         $         5,113          $   6,966
Nov-2002           $         4,754         $         5,372         $         5,294          $   7,221
Dec-2002           $         4,622         $         5,234         $         5,165          $   6,995
Jan-2003           $         4,531         $         5,022         $         4,976          $   6,730
Feb-2003           $         4,541         $         5,051         $         5,035          $   6,785
Mar-2003           $         4,195         $         4,822         $         4,863          $   6,457
Apr-2003           $         4,225         $         4,784         $         4,888          $   6,469
May-2003           $         4,541         $         5,016         $         5,126          $   6,802
Jun-2003           $         5,091         $         5,386         $         5,509          $   7,320
Jul-2003           $         5,264         $         5,605         $         5,706          $   7,654
Aug-2003           $         5,865         $         6,196         $         6,289          $   8,455
Sep-2003           $         6,028         $         6,563         $         6,702          $   8,916
Oct-2003           $         6,802         $         6,864         $         6,974          $   9,466
Nov-2003           $         6,211         $         6,651         $         6,709          $   9,070
Dec-2003           $         6,689         $         7,112         $         7,160          $   9,687
Jan-2004           $         6,863         $         7,241         $         7,276          $   9,785
Feb-2004           $         6,679         $         7,220         $         7,286          $   9,730
Mar-2004           $         7,708         $         8,190         $         8,378          $  11,042
Apr-2004           $         7,566         $         7,746         $         7,946          $  10,644
May-2004           $         7,047         $         7,474         $         7,624          $  10,253
Jun-2004           $         7,688         $         7,877         $         8,064          $  10,932
Jul-2004           $         7,057         $         7,410         $         7,561          $  10,080
Aug-2004           $         7,169         $         7,463         $         7,615          $  10,149
Sep-2004           $         6,965         $         7,288         $         7,426          $   9,853
Oct-2004           $         7,147         $         7,478         $         7,591          $  10,005

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/2/95.

Returns for the Class B Shares prior to 11/3/95 (offering date of the Class B Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class B Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming Japan Fund, MSCI Japan Index, Tokyo Stock Exchange (TOPIX) 1st Section Index and Lipper Japan Funds Average from November 2, 1995 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Japan Index is a replica (or model) of the performance of the Japan Equity Markets. The Tokyo Stock Exchange (TOPIX) 1st Section Index, also known as the Tokyo Price Index, is an unmanaged capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. The Lipper Japan Funds Average describes the average total returns for all of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING INTERNATIONAL GROWTH FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                   FUND FACTS
                                   Fund Inception                       12/29/00
                                   Fiscal Year End                    OCTOBER 31
                                   Net Assets as of 10/31/2004
                                   (In Millions)                            $4.4
                                   Primary Benchmark                   MSCI EAFE
                                                                    GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming International Growth Fund, which seeks total return from long-term capital growth, rose 10.9% (A shares, no sales charge) over the year ending October 31, 2004, compared with the 14.0% return of the MSCI EAFE Growth Index over the same period.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund generated substantial returns in the 12-month period, when strong corporate earnings growth drove rallies in foreign equity markets. Worries about how rising interest rates might impact growth caused stocks with sensitivity to the economic cycle to underperform. As the Fund had a bias towards these stocks, its performance trailed the MSCI EAFE Growth Index.

   Against the Index, the Fund's greatest underperformance occurred in Financials, where it owned banks with above-average capital markets exposure, such as European investment bank UBS. After a very strong 2003, capital markets activity was more subdued in 2004. Nikko Cordial, the Japanese brokerage, was the biggest detractor from performance in the financials sector, as competition in its markets increased and Citigroup sold down its stake in the company. Deutsche Boerse, the German stock exchange company, also trailed the sector.

   Despite the Information Technology sector as a whole making a positive contribution to performance, two particular Asian stocks with sensitivity to global growth performed poorly. Samsung Electronics and Taiwan Semiconductor Manufacturing (TSMC), among the most efficient semiconductor manufacturers globally, both underperformed. The unsettled political environment in Taiwan also impacted TSMC, which fell substantially.

   From a positive perspective, stock picking added value in the Consumer Staples and Healthcare sectors. Within Consumer Staples, Altadis, the Spanish tobacco company, was the strongest contributor to performance due to ongoing increases in profitability following restructuring. Tesco, the U.K. retailer, also performed well as its successful retailing formula continued to drive earnings growth both in the U.K. and overseas. Finally, Reckitt Benckiser, the U.K. household goods company, delivered strong returns despite a profits warning in the third quarter. In Healthcare, the best performing holding was Aventis, the French pharmaceutical company which was taken over by rival Sanofi-Synthelabo during the period.

Q: HOW WAS THE FUND MANAGED?

A: The Fund's exposure to cyclically sensitive and "growth" stocks was increased to take advantage of how the valuation premium for growth has compressed as the overall market has risen. During the past two years, value stocks have significantly outperformed growth, and we believe growth stocks now are poised to offer some of the most attractive opportunities we have seen for some time.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom                                27.0%
Japan                                         21.8%
Switzerland                                   12.8%
Germany                                        7.7%
France                                         5.6%
Spain                                          5.5%
South Korea                                    3.9%
Hong Kong                                      2.2%
The Netherlands                                2.2%
Australia                                      1.2%
Brazil                                         1.2%
China                                          1.1%
Finland                                        1.1%
Luxembourg                                     1.1%
Sweden                                         1.1%
Ireland                                        1.0%
Italy                                          1.0%
Mexico                                         0.9%
Belgium                                        0.8%
Taiwan                                         0.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Vodafone Group PLC
    (United Kingdom)                             4.7%

 2. GlaxoSmithKline PLC
    (United Kingdom)                             3.9%

 3. Roche Holding AG
    (Switzerland)                                3.7%

 4. Total SA (France)                            3.2%

 5. Telefonica SA (Spain)                        2.9%

 6. UBS AG (Switzerland)                         2.8%

 7. Novartis AG (Switzerland)                    2.6%

 8. Samsung (South Korea)                        2.5%

 9. Royal Bank of Scotland Group PLC
    (United Kingdom)                             2.4%

10. Canon, Inc. (Japan)                          2.3%

Top 10 equity holdings comprised 31.0% of the Portfolio's market value of investments ($1,330,100). As of October 31, 2004, the Fund held 68 equity holdings Portfolio holdings are subject to change at any time.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                     SINCE
                                                                 INCEPTION
                                             1 YEAR   3 YEARS   (12/29/00)
                                             ------------------------------
CLASS A SHARES

        Without Sales Charge                  10.93%     6.22%       (3.66%)
           With Sales Charge*                  4.50%     4.15%       (5.13%)
                                             ------------------------------

CLASS B SHARES

                Without CDSC                  10.39%     5.74%       (4.15%)
                   With CDSC**                 5.39%     4.84%       (4.90%)

 * Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, and 3% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (12/29/00 TO 10/31/04)

          JPMORGAN FLEMING INTERNATIONAL
           GROWTH FUND (CLASS A SHARES)   MSCI EAFE GROWTH INDEX  LIPPER INTERNATIONAL FUNDS INDEX
Dec-2000           $         9,425            $        10,000              $        10,000
Dec-2000           $         9,425            $        10,000              $        10,000
Jan-2001           $         9,595            $         9,972              $        10,059
Feb-2001           $         8,624            $         8,960              $         9,353
Mar-2001           $         7,907            $         8,340              $         8,695
Apr-2001           $         8,633            $         8,911              $         9,224
May-2001           $         8,275            $         8,552              $         9,001
Jun-2001           $         7,845            $         8,136              $         8,747
Jul-2001           $         7,543            $         7,939              $         8,520
Aug-2001           $         7,307            $         7,577              $         8,348
Sep-2001           $         6,429            $         6,860              $         7,438
Oct-2001           $         6,816            $         7,133              $         7,640
Nov-2001           $         7,316            $         7,500              $         7,925
Dec-2001           $         7,533            $         7,543              $         8,066
Jan-2002           $         7,137            $         7,136              $         7,740
Feb-2002           $         7,156            $         7,233              $         7,848
Mar-2002           $         7,543            $         7,508              $         8,264
Apr-2002           $         7,524            $         7,548              $         8,321
May-2002           $         7,439            $         7,563              $         8,440
Jun-2002           $         7,203            $         7,368              $         8,107
Jul-2002           $         6,438            $         6,583              $         7,298
Aug-2002           $         6,428            $         6,532              $         7,304
Sep-2002           $         5,494            $         5,964              $         6,517
Oct-2002           $         5,900            $         6,301              $         6,855
Nov-2002           $         6,325            $         6,486              $         7,180
Dec-2002           $         6,013            $         6,335              $         6,950
Jan-2003           $         5,654            $         6,022              $         6,696
Feb-2003           $         5,531            $         5,892              $         6,497
Mar-2003           $         5,418            $         5,830              $         6,338
Apr-2003           $         6,079            $         6,335              $         6,966
May-2003           $         6,522            $         6,662              $         7,413
Jun-2003           $         6,636            $         6,778              $         7,588
Jul-2003           $         6,692            $         6,867              $         7,800
Aug-2003           $         6,834            $         6,993              $         8,026
Sep-2003           $         7,013            $         7,229              $         8,187
Oct-2003           $         7,362            $         7,645              $         8,675
Nov-2003           $         7,551            $         7,824              $         8,849
Dec-2003           $         8,044            $         8,362              $         9,452
Jan-2004           $         8,224            $         8,525              $         9,655
Feb-2004           $         8,394            $         8,687              $         9,876
Mar-2004           $         8,328            $         8,694              $         9,925
Apr-2004           $         8,063            $         8,478              $         9,629
May-2004           $         8,092            $         8,461              $         9,623
Jun-2004           $         8,186            $         8,569              $         9,817
Jul-2004           $         7,779            $         8,221              $         9,496
Aug-2004           $         7,732            $         8,230              $         9,546
Sep-2004           $         7,950            $         8,433              $         9,800
Oct-2004           $         8,169            $         8,715              $        10,111

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/29/00.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming International Growth Fund, MSCI EAFE Growth Index and Lipper International Funds Index from December 29, 2000 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE Growth Index is a market capitalization-weighted index representing all 20 developed markets that make up that index. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING INTERNATIONAL VALUE FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                   FUND FACTS
                                   Fund Inception                        11/4/93
                                   Fiscal Year End                    OCTOBER 31
                                   Net Assets as of 10/31/2004
                                   (In Millions)                           $47.5
                                   Primary Benchmark                   MSCI EAFE
                                                                     VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming International Value Fund, which seeks to provide high total return from a portfolio of foreign company equity securities, rose 24.9% (Institutional Shares) in the year ended October 31, 2004. This compares with a rally of 23.7% in the MSCI EAFE Value Index, the Fund's benchmark as of March 2004.

Q: HOW DID THE FUND OUTPERFORM ITS BENCHMARK?

A: While economic recovery became increasingly established during the year, this was a period in which value stocks outperformed growth, especially as investors became nervous about the strength of economic growth later in the year. The Fund led its benchmark due mainly to positive stock picking.

   The Bank sector was an area in which stock picking was particularly strong. In Japan, the Fund held Mizuho Financial and UFJ Holdings, two of the leading banks, and Aiful, the consumer finance company. Economic recovery in Japan had a particularly positive impact on bank stocks, many of which had a large number of non-performing loans on their balance sheets. Additionally, indications of takeover activity emerged in the sector. Another strong performer in the Bank sector was HSBC Holdings, one of the largest global bank stocks. HSBC continued to report strong corporate earnings growth, with progress across a range of geographies, and a smooth integration of its recently acquired Household International business in the United States.

   There was also a positive performance from the Telecommunications sector, where Telekom Indonesia, one of the country's largest companies and a bellwether for the local market, was a strong performer. Local elections resulted in the appointment of a pro-business government, which boosted the stock price of Telekom Indonesia.

   From a negative perspective, Healthcare was among the worst-performing sectors. GlaxoSmithKline was a poor performer, as U.K. pharmaceutical stocks broadly underperformed, with questions over their drug pipelines and managements. Another holding that performed particularly poorly was Fujitsu, the Japanese technology hardware company that suffered as demand for semiconductors fell.

Q: HOW WAS THE FUND MANAGED?

A: As the year progressed, the Fund moved from being overweight financials, such as retail banks to underweight. In part, this was a reflection of rising interest rates in the United States and elsewhere. The Fund also moved to an overweight position in industrial stocks. The Fund was overweight emerging markets, where some of the most attractively valued stocks were found, throughout the year.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom                                27.9%
Japan                                         22.8%
France                                        11.9%
Germany                                        8.1%
Switzerland                                    6.2%
The Netherlands                                5.6%
Italy                                          2.9%
Sweden                                         2.5%
Spain                                          2.3%
Hong Kong                                      2.0%
South Korea                                    1.8%
India                                          1.7%
Indonesia                                      1.2%
Brazil                                         1.1%
Russia                                         1.0%
Singapore                                      0.7%
United States                                  0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. HSBC Holdings PLC
    (United Kingdom)                            6.2%

 2. BP PLC (United Kingdom)                     3.7%

 3. E. ON AG (Germany)                          3.1%

 4. HBOS PLC
    (United Kingdom)                            3.1%

 5. ING Groep NV
    (The Netherlands)                           3.0%

 6. Total SA (France)                           2.9%

 7. ENI-Ente Nazionale
    Idrocarburi SPA (Italy)                     2.9%

 8. Royal Bank of Scotland Group PLC
    (United Kingdom)                            2.8%

 9. Credit Agricole SA (France)                 2.5%

10. BNP Paribas (France)                        2.5%

Top 10 equity holdings comprised 32.7% of the Portfolio's market value of investments ($15,337,967). As of October 31, 2004, the Fund held 59 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                  ---------------------------------------
CLASS A SHARES

        Without Sales Charge       24.18%     10.46%    (1.37%)      3.25%
           With Sales Charge*      17.05%      8.32%    (2.54%)      2.64%
                                  ---------------------------------------

CLASS B SHARES

                Without CDSC       23.51%      9.89%    (1.66%)      3.10%
                   With CDSC**     18.51%      9.05%    (2.02%)      3.10%
                                  ---------------------------------------

INSTITUTIONAL SHARES               24.85%     11.00%    (0.83%)      3.64%
                                  ---------------------------------------

SELECT SHARES                      24.17%     10.62%    (1.27%)      3.30%

 * Sales Charge for Class A Shares is 5.75%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

[CHART]

TEN-YEAR PERFORMANCE (10/31/94 TO 10/31/04)

           JPMORGAN FLEMING INTERNATIONAL       CITIGROUP PMI VALUE   LIPPER INTERNATIONAL
           VALUE FUND (INSTITUTIONAL SHARES)    EPAC INDEX            FUNDS INDEX              MSCI EAFE VALUE INDEX
Oct-1994           $     3,000,000                $     3,000,000       $     3,000,000            $     3,000,000
Nov-1994           $     2,858,700                $     2,844,600       $     2,859,900            $     2,847,114
Dec-1994           $     2,898,150                $     2,860,814       $     2,821,863            $     2,845,703
Jan-1995           $     2,785,992                $     2,756,108       $     2,681,899            $     2,736,487
Feb-1995           $     2,755,067                $     2,732,130       $     2,681,094            $     2,721,593
Mar-1995           $     2,884,004                $     2,914,637       $     2,751,607            $     2,890,587
Apr-1995           $     2,968,217                $     3,023,061       $     2,852,866            $     2,979,960
May-1995           $     2,909,447                $     2,998,272       $     2,880,824            $     2,942,975
Jun-1995           $     2,842,238                $     2,941,305       $     2,891,771            $     2,901,837
Jul-1995           $     3,024,426                $     3,137,784       $     3,050,819            $     3,077,791
Aug-1995           $     2,968,474                $     3,005,997       $     2,999,260            $     2,972,811
Sep-1995           $     2,993,706                $     3,076,939       $     3,049,348            $     3,023,877
Oct-1995           $     2,926,348                $     2,987,707       $     2,985,921            $     2,943,106
Nov-1995           $     2,993,654                $     3,088,692       $     3,016,975            $     3,026,478
Dec-1995           $     3,128,967                $     3,218,108       $     3,104,467            $     3,166,267
Jan-1996           $     3,166,514                $     3,211,350       $     3,177,733            $     3,189,863
Feb-1996           $     3,155,115                $     3,220,663       $     3,191,397            $     3,200,621
Mar-1996           $     3,227,051                $     3,298,281       $     3,241,183            $     3,260,458
Apr-1996           $     3,330,640                $     3,401,187       $     3,346,845            $     3,370,218
May-1996           $     3,290,339                $     3,356,632       $     3,343,164            $     3,315,955
Jun-1996           $     3,327,849                $     3,381,471       $     3,373,586            $     3,350,087
Jul-1996           $     3,215,368                $     3,292,200       $     3,259,897            $     3,262,485
Aug-1996           $     3,226,943                $     3,322,488       $     3,302,275            $     3,273,527
Sep-1996           $     3,313,425                $     3,410,866       $     3,376,246            $     3,356,010
Oct-1996           $     3,293,213                $     3,395,859       $     3,362,741            $     3,313,957
Nov-1996           $     3,411,439                $     3,534,070       $     3,520,790            $     3,473,249
Dec-1996           $     3,394,382                $     3,495,549       $     3,552,125            $     3,446,050
Jan-1997           $     3,316,311                $     3,343,842       $     3,556,743            $     3,350,476
Feb-1997           $     3,352,128                $     3,401,356       $     3,621,120            $     3,408,524
Mar-1997           $     3,381,962                $     3,426,526       $     3,640,312            $     3,413,091
Apr-1997           $     3,393,798                $     3,429,267       $     3,656,329            $     3,415,040
May-1997           $     3,582,833                $     3,685,433       $     3,862,546            $     3,659,085
Jun-1997           $     3,738,686                $     3,894,029       $     4,047,948            $     3,849,459
Jul-1997           $     3,777,569                $     3,941,147       $     4,177,887            $     3,880,455
Aug-1997           $     3,504,828                $     3,703,496       $     3,876,662            $     3,600,863
Sep-1997           $     3,681,822                $     3,906,447       $     4,125,543            $     3,764,066
Oct-1997           $     3,414,890                $     3,640,809       $     3,812,415            $     3,547,033
Nov-1997           $     3,390,986                $     3,578,551       $     3,780,390            $     3,481,553
Dec-1997           $     3,443,546                $     3,597,875       $     3,809,878            $     3,497,013
Jan-1998           $     3,568,202                $     3,768,055       $     3,902,077            $     3,658,900
Feb-1998           $     3,763,383                $     3,996,775       $     4,149,858            $     3,885,350
Mar-1998           $     3,878,542                $     4,170,635       $     4,375,196            $     4,076,316
Apr-1998           $     3,939,436                $     4,194,408       $     4,442,574            $     4,099,850
May-1998           $     3,942,587                $     4,201,119       $     4,451,459            $     4,089,055
Jun-1998           $     3,968,214                $     4,230,107       $     4,412,731            $     4,093,593
Jul-1998           $     3,977,738                $     4,267,332       $     4,480,246            $     4,159,498
Aug-1998           $     3,440,743                $     3,673,746       $     3,835,539            $     3,572,077
Sep-1998           $     3,255,287                $     3,530,102       $     3,716,253            $     3,453,605
Oct-1998           $     3,584,722                $     3,926,180       $     3,989,398            $     3,823,400
Nov-1998           $     3,760,732                $     4,127,593       $     4,189,267            $     4,030,285
Dec-1998           $     3,913,418                $     4,203,540       $     4,292,323            $     4,115,299
Jan-1999           $     3,910,287                $     4,158,563       $     4,318,506            $     4,067,865
Feb-1999           $     3,811,357                $     4,106,996       $     4,207,520            $     4,008,312
Mar-1999           $     3,979,437                $     4,337,399       $     4,347,631            $     4,288,042
Apr-1999           $     4,144,186                $     4,605,450       $     4,550,230            $     4,585,561
May-1999           $     3,953,139                $     4,356,756       $     4,380,962            $     4,316,186
Jun-1999           $     4,140,913                $     4,497,915       $     4,588,619            $     4,485,311
Jul-1999           $     4,269,696                $     4,644,997       $     4,690,946            $     4,660,162
Aug-1999           $     4,289,336                $     4,696,556       $     4,728,004            $     4,668,434
Sep-1999           $     4,305,636                $     4,715,342       $     4,743,134            $     4,690,063
Oct-1999           $     4,470,542                $     4,871,420       $     4,908,669            $     4,794,527
Nov-1999           $     4,665,010                $     4,904,546       $     5,268,474            $     4,785,344
Dec-1999           $     5,096,057                $     5,184,595       $     5,915,970            $     5,108,094
Jan-2000           $     4,816,284                $     4,729,388       $     5,569,886            $     4,743,219
Feb-2000           $     5,050,837                $     4,676,892       $     5,937,498            $     4,723,458
Mar-2000           $     5,137,206                $     5,015,499       $     5,952,936            $     5,011,209
Apr-2000           $     4,830,001                $     4,844,470       $     5,575,520            $     4,816,327
May-2000           $     4,664,332                $     4,843,017       $     5,422,193            $     4,875,549
Jun-2000           $     4,836,912                $     5,060,952       $     5,673,240            $     5,081,527
Jul-2000           $     4,664,235                $     4,869,142       $     5,489,427            $     4,964,930
Aug-2000           $     4,664,235                $     4,970,421       $     5,582,199            $     4,999,668
Sep-2000           $     4,418,896                $     4,796,953       $     5,256,756            $     4,848,661
Oct-2000           $     4,239,489                $     4,734,113       $     5,078,027            $     4,845,345
Nov-2000           $     4,039,385                $     4,604,871       $     4,863,734            $     4,704,183
Dec-2000           $     4,191,266                $     4,833,273       $     5,045,151            $     4,947,588
Jan-2001           $     4,179,949                $     4,819,257       $     5,074,918            $     4,955,839
Feb-2001           $     3,850,569                $     4,585,523       $     4,718,658            $     4,707,110
Mar-2001           $     3,581,799                $     4,290,674       $     4,386,937            $     4,405,049
Apr-2001           $     3,839,331                $     4,584,156       $     4,653,663            $     4,715,220
May-2001           $     3,729,526                $     4,472,761       $     4,541,044            $     4,570,947
Jun-2001           $     3,551,628                $     4,359,153       $     4,412,986            $     4,416,808
Jul-2001           $     3,449,341                $     4,249,738       $     4,298,249            $     4,361,045
Aug-2001           $     3,400,015                $     4,208,090       $     4,211,854            $     4,331,584
Sep-2001           $     3,074,294                $     3,774,657       $     3,752,762            $     3,866,814
Oct-2001           $     3,134,857                $     3,841,469       $     3,854,462            $     3,915,847
Nov-2001           $     3,248,339                $     3,936,737       $     3,998,233            $     4,006,872
Dec-2001           $     3,272,377                $     3,956,027       $     4,069,402            $     4,031,237
Jan-2002           $     3,126,102                $     3,776,423       $     3,904,998            $     3,820,126
Feb-2002           $     3,087,651                $     3,822,118       $     3,959,668            $     3,823,201
Mar-2002           $     3,280,011                $     4,039,979       $     4,169,134            $     4,089,981
Apr-2002           $     3,341,675                $     4,105,022       $     4,198,318            $     4,121,966
May-2002           $     3,430,230                $     4,218,732       $     4,258,354            $     4,215,611
Jun-2002           $     3,276,555                $     4,052,514       $     4,090,149            $     3,991,261
Jul-2002           $     2,961,351                $     3,671,982       $     3,681,952            $     3,628,273
Aug-2002           $     2,938,252                $     3,681,897       $     3,684,898            $     3,639,205
Sep-2002           $     2,592,126                $     3,274,679       $     3,288,034            $     3,177,363
Oct-2002           $     2,699,699                $     3,408,613       $     3,458,683            $     3,339,386
Nov-2002           $     2,819,026                $     3,569,159       $     3,622,279            $     3,544,414
Dec-2002           $     2,704,856                $     3,439,242       $     3,506,366            $     3,390,000
Jan-2003           $     2,629,120                $     3,308,894       $     3,378,033            $     3,274,209
Feb-2003           $     2,545,251                $     3,235,106       $     3,278,043            $     3,194,557
Mar-2003           $     2,461,512                $     3,154,228       $     3,197,731            $     3,104,174
Apr-2003           $     2,720,709                $     3,465,551       $     3,514,307            $     3,442,507
May-2003           $     2,872,253                $     3,677,989       $     3,739,925            $     3,680,405
Jun-2003           $     2,983,983                $     3,794,214       $     3,828,187            $     3,794,101
Jul-2003           $     3,051,720                $     3,934,220       $     3,935,377            $     3,927,549
Aug-2003           $     3,163,413                $     4,031,395       $     4,049,109            $     4,044,684
Sep-2003           $     3,215,293                $     4,143,871       $     4,130,496            $     4,157,710
Oct-2003           $     3,434,576                $     4,438,500       $     4,376,674            $     4,436,079
Nov-2003           $     3,502,237                $     4,512,623       $     4,464,645            $     4,529,812
Dec-2003           $     3,792,222                $     4,887,622       $     4,768,687            $     4,925,659
Jan-2004           $     3,901,059                $     4,978,043       $     4,871,214            $     4,969,456
Feb-2004           $     4,013,799                $     5,103,988       $     4,982,765            $     5,104,460
Mar-2004           $     4,090,463                $     5,158,601       $     5,007,180            $     5,157,454
Apr-2004           $     3,957,523                $     5,038,921       $     4,857,966            $     5,051,911
May-2004           $     3,969,791                $     5,049,503       $     4,855,052            $     5,085,759
Jun-2004           $     4,082,533                $     5,173,216       $     4,952,638            $     5,252,063
Jul-2004           $     3,945,360                $     4,988,532       $     4,790,687            $     5,122,337
Aug-2004           $     4,058,197                $     5,036,921       $     4,816,077            $     5,160,755
Sep-2004           $     4,195,364                $     5,177,451       $     4,944,185            $     5,302,676
Oct-2004           $     4,287,392                $     5,373,676       $     5,100,916            $     5,486,678

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/4/93.

Returns for the Institutional Shares prior to 11/4/93 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan International Equity Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan International Equity Fund, which were lower than the expenses of the Select Share.

Returns for the Class A and B Shares prior to 9/28/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming International Value Fund, MSCI EAFE Value Index, Citigroup PMI Value EPAC Index, and Lipper International Funds Index from October 31, 1994 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE Value Index is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in Europe, Australasia and the Far East. The Citigroup PMI Value EPAC Index consists of stocks in the Euro Pacific region of the Primary Market Index (The Primary Market Index are stocks that fall in the top 80% of each country's cumulative available capital) that have a value style. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                   FUND FACTS
                                   Fund Inception                        2/26/97
                                   Fiscal Year End                    OCTOBER 31
                                   Net Assets as of 10/31/2004
                                   (In Millions)                          $190.4
                                   Primary Benchmark             MSCI EAFE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming International Opportunities, which seeks to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets, rose 14.9% (Institutional Shares) in the year ended October 31, 2004. This compares with a rally of 18.8% in the MSCI EAFE Index (in U.S. dollars).

Q: WHY DID THE FUND PERFORM THIS WAY?

A: While economic recovery became increasingly established during the year, there was an unexpected mid-summer deceleration in economic growth. This impacted the Fund, which held many economically sensitive stocks in anticipation of steady recovery.

   Continental Europe is a good example of this theme. The Fund was underweight the region, which has less sensitivity to the economic cycle than Japan and non-Japan Asia. And, within Europe, it held many of the stocks most leveraged to economic growth, such as Cap Gemini, the French technology company, and Ciba Specialty Chemicals, the Swiss chemicals company. Both the underweight allocation to Continental Europe, and stock selection, detracted from performance.

   In non-Japan Asia, where corporate earnings are sensitive to economic activity in the United States and China, the Fund was overweight. The summer dip in global growth, and Chinese actions to curb inflationary forces, caused earnings expectations and stock valuations to fall back across the region. Cathay Pacific, the Hong Kong airline, was one holding that performed poorly, due to declining China-related passenger loads and rising oil prices. Another large holding, Reliance Industries, the Indian conglomerate, fell following India's election of a new government that was not perceived to be business friendly.

   From a stock perspective, a number of holdings stood out. In Japan, two financial sector stocks -- Aiful and UFJ Holdings -- added to performance as the sector's prospects improved. In Continental Europe, Adecco, the Swiss human resources solutions company, detracted from performance after announcing the delayed publication of 2003 results. In emerging Europe, Yukos, the Russian oil stock, fell after the Russian tax authorities charged that it owed $3.5 billion in back taxes.

Q: HOW WAS THE FUND MANAGED?

A: The Fund was overweight emerging markets, which offer leveraged exposure to global growth, and underweight Continental Europe, where growth was expected to be less robust. Stock selection caused the Fund to be overweight the Technology sector, but underweight Utilities. At the October 31, 2004, year-end, the Fund continued to be overweight emerging markets, while underweight Continental Europe and Japan.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom                                 25.8%
Japan                                          18.6%
France                                         13.1%
Switzerland                                     8.5%
Germany                                         5.3%
The Netherlands                                 5.2%
Hong Kong                                       4.5%
South Korea                                     3.2%
India                                           2.1%
Spain                                           2.0%
Singapore                                       1.6%
Sweden                                          1.6%
Taiwan                                          1.6%
Australia                                       1.5%
United States                                   1.4%
Brazil                                          1.3%
Ireland                                         1.2%
Norway                                          0.7%
Italy                                           0.4%
Indonesia                                       0.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Royal Bank of Scotland
    Group PLC (United Kingdom)                  4.1%

 2. Vodafone Group PLC
    (United Kingdom)                            3.7%

 3. Total SA (France)                           3.5%

 4. HSBC Holdings PLC
    (United Kingdom)                            3.5%

 5. BNP Paribas (France)                        2.2%

 6. Tesco PLC
    (United Kingdom)                            2.2%

 7. Reliance Industries LTD
    (India), GDR, #                             2.1%

 8. Koninklijke KPN NV
    (The Netherlands)                           2.1%

 9. Reckitt Benckiser PLC
    (United Kingdom)                            2.0%

10. Nippon Telegraph &
    Telephone Corp. (Japan)                     2.0%

Top 10 equity holdings comprised 27.4% of the Portfolio's market value of investments ($51,498,256). As of October 31, 2004, the Fund held 85 equity holdings. Portfolio holdings are subject to change at any time.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                    SINCE
                                                                INCEPTION
                                  1 YEAR    3 YEARS   5 YEARS   (2/26/97)
                                  ---------------------------------------
CLASS A SHARES

        Without Sales Charge       13.81%      6.89%    (2.48%)      1.57%
           With Sales Charge*       7.22%      4.79%    (3.63%)      0.79%
                                  ---------------------------------------

CLASS B SHARES

                Without CDSC       13.23%      6.35%    (2.78%)      1.37%
                   With CDSC**      8.23%      5.46%    (3.15%)      1.37%
                                  ---------------------------------------

INSTITUTIONAL SHARES               14.93%      7.98%    (1.69%)      2.17%
                                  ---------------------------------------

SELECT SHARES                      14.63%      7.68%    (2.03%)      1.88%

 * Sales Charge for Class A Shares is 5.75%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.

[CHART]

LIFE OF FUND PERFORMANCE (02/26/97 TO 10/31/04)

               JPMORGAN FLEMING
                 INTERNATIONAL
              OPPORTUNITIES FUND     MSCI ALL COUNTRY WORLD                     LIPPER INTERNATIONAL
            (INSTITUTIONAL SHARES)   INDEX FREE (EX - U.S.)   MSCI EAFE INDEX        FUNDS INDEX
Feb-1997        $     3,000,000          $     3,000,000      $     3,000,000      $     3,000,000
Feb-1997        $     2,988,000          $     3,000,000      $     3,000,000      $     3,000,000
Mar-1997        $     3,002,940          $     2,993,700      $     3,010,800      $     3,015,900
Apr-1997        $     3,023,961          $     3,019,146      $     3,026,757      $     3,029,170
May-1997        $     3,140,988          $     3,205,428      $     3,223,799      $     3,200,015
Jun-1997        $     3,284,845          $     3,382,367      $     3,401,430      $     3,353,616
Jul-1997        $     3,374,850          $     3,450,691      $     3,456,534      $     3,461,267
Aug-1997        $     3,137,935          $     3,179,122      $     3,198,331      $     3,211,710
Sep-1997        $     3,314,915          $     3,351,112      $     3,377,437      $     3,417,901
Oct-1997        $     3,008,948          $     3,065,598      $     3,117,712      $     3,158,483
Nov-1997        $     2,981,868          $     3,027,278      $     3,085,912      $     3,131,951
Dec-1997        $     3,052,240          $     3,062,091      $     3,112,759      $     3,156,381
Jan-1998        $     3,091,614          $     3,153,648      $     3,255,012      $     3,232,765
Feb-1998        $     3,263,817          $     3,363,996      $     3,463,984      $     3,438,046
Mar-1998        $     3,408,730          $     3,480,390      $     3,570,675      $     3,624,731
Apr-1998        $     3,444,863          $     3,505,449      $     3,598,883      $     3,680,552
May-1998        $     3,351,162          $     3,441,650      $     3,581,248      $     3,687,913
Jun-1998        $     3,299,890          $     3,428,916      $     3,608,466      $     3,655,829
Jul-1998        $     3,312,099          $     3,461,491      $     3,644,911      $     3,711,763
Aug-1998        $     2,722,877          $     2,973,420      $     3,193,307      $     3,177,640
Sep-1998        $     2,595,718          $     2,910,681      $     3,095,272      $     3,078,816
Oct-1998        $     2,922,779          $     3,215,430      $     3,417,800      $     3,305,108
Nov-1998        $     3,062,195          $     3,388,098      $     3,592,791      $     3,470,694
Dec-1998        $     3,169,066          $     3,504,988      $     3,734,347      $     3,556,073
Jan-1999        $     3,196,954          $     3,501,132      $     3,723,144      $     3,577,766
Feb-1999        $     3,100,406          $     3,422,707      $     3,634,533      $     3,485,817
Mar-1999        $     3,293,251          $     3,588,023      $     3,786,093      $     3,601,895
Apr-1999        $     3,461,207          $     3,767,425      $     3,939,430      $     3,769,743
May-1999        $     3,361,524          $     3,590,356      $     3,736,549      $     3,629,508
Jun-1999        $     3,557,501          $     3,755,512      $     3,882,275      $     3,801,547
Jul-1999        $     3,674,899          $     3,843,767      $     3,997,578      $     3,886,322
Aug-1999        $     3,712,382          $     3,857,220      $     4,012,369      $     3,917,024
Sep-1999        $     3,749,878          $     3,883,449      $     4,052,894      $     3,929,558
Oct-1999        $     3,849,999          $     4,027,913      $     4,204,878      $     4,066,700
Nov-1999        $     4,037,494          $     4,189,030      $     4,350,787      $     4,364,789
Dec-1999        $     4,432,765          $     4,588,663      $     4,741,488      $     4,901,221
Jan-2000        $     4,157,047          $     4,339,499      $     4,440,403      $     4,614,500
Feb-2000        $     4,293,398          $     4,456,665      $     4,559,850      $     4,919,057
Mar-2000        $     4,325,169          $     4,624,236      $     4,736,772      $     4,931,846
Apr-2000        $     4,134,862          $     4,366,203      $     4,487,618      $     4,619,167
May-2000        $     4,071,598          $     4,254,429      $     4,378,120      $     4,492,140
Jun-2000        $     4,267,849          $     4,435,667      $     4,549,305      $     4,700,126
Jul-2000        $     4,141,094          $     4,260,458      $     4,358,689      $     4,547,842
Aug-2000        $     4,210,665          $     4,313,288      $     4,396,609      $     4,624,701
Sep-2000        $     3,985,394          $     4,073,901      $     4,182,494      $     4,355,081
Oct-2000        $     3,814,022          $     3,944,351      $     4,083,788      $     4,207,008
Nov-2000        $     3,611,116          $     3,767,249      $     3,930,646      $     4,029,472
Dec-2000        $     3,713,672          $     3,896,089      $     4,070,183      $     4,179,772
Jan-2001        $     3,726,670          $     3,954,530      $     4,068,148      $     4,204,432
Feb-2001        $     3,441,580          $     3,641,332      $     3,763,037      $     3,909,281
Mar-2001        $     3,169,695          $     3,383,889      $     3,512,043      $     3,634,459
Apr-2001        $     3,402,667          $     3,613,994      $     3,756,130      $     3,855,434
May-2001        $     3,383,272          $     3,514,248      $     3,623,538      $     3,762,132
Jun-2001        $     3,273,316          $     3,379,301      $     3,475,336      $     3,656,040
Jul-2001        $     3,129,617          $     3,304,280      $     3,412,084      $     3,560,983
Aug-2001        $     3,113,343          $     3,222,334      $     3,325,759      $     3,489,407
Sep-2001        $     2,742,855          $     2,880,444      $     2,988,859      $     3,109,062
Oct-2001        $     2,807,861          $     2,961,097      $     3,065,374      $     3,193,317
Nov-2001        $     2,957,239          $     3,096,419      $     3,178,486      $     3,312,428
Dec-2001        $     3,005,738          $     3,136,363      $     3,197,240      $     3,371,389
Jan-2002        $     2,851,243          $     3,002,126      $     3,027,466      $     3,235,185
Feb-2002        $     2,851,243          $     3,023,742      $     3,048,658      $     3,280,478
Mar-2002        $     3,008,917          $     3,187,931      $     3,213,591      $     3,454,015
Apr-2002        $     3,045,024          $     3,208,652      $     3,234,800      $     3,478,193
May-2002        $     3,097,703          $     3,243,627      $     3,275,882      $     3,527,931
Jun-2002        $     2,933,524          $     3,103,502      $     3,145,502      $     3,388,578
Jul-2002        $     2,641,052          $     2,800,911      $     2,835,041      $     3,050,398
Aug-2002        $     2,670,632          $     2,801,191      $     2,828,521      $     3,052,838
Sep-2002        $     2,348,821          $     2,504,265      $     2,524,738      $     2,724,048
Oct-2002        $     2,480,120          $     2,638,493      $     2,660,316      $     2,865,426
Nov-2002        $     2,611,566          $     2,765,405      $     2,781,094      $     3,000,960
Dec-2002        $     2,487,778          $     2,676,082      $     2,687,650      $     2,904,930
Jan-2003        $     2,364,882          $     2,582,152      $     2,575,575      $     2,798,609
Feb-2003        $     2,305,050          $     2,529,734      $     2,516,594      $     2,715,770
Mar-2003        $     2,235,207          $     2,480,657      $     2,467,269      $     2,649,234
Apr-2003        $     2,457,834          $     2,719,792      $     2,709,061      $     2,911,508
May-2003        $     2,610,711          $     2,893,043      $     2,873,230      $     3,098,427
Jun-2003        $     2,670,496          $     2,973,180      $     2,942,762      $     3,171,550
Jul-2003        $     2,740,196          $     3,052,267      $     3,013,977      $     3,260,353
Aug-2003        $     2,813,360          $     3,143,225      $     3,086,614      $     3,354,577
Sep-2003        $     2,889,883          $     3,231,235      $     3,181,682      $     3,422,004
Oct-2003        $     3,075,991          $     3,440,619      $     3,379,900      $     3,625,956
Nov-2003        $     3,135,666          $     3,515,624      $     3,454,934      $     3,698,838
Dec-2003        $     3,357,671          $     3,784,218      $     3,724,765      $     3,950,729
Jan-2004        $     3,463,437          $     3,844,766      $     3,777,284      $     4,035,669
Feb-2004        $     3,542,057          $     3,942,807      $     3,864,539      $     4,128,086
Mar-2004        $     3,559,059          $     3,966,858      $     3,886,180      $     4,148,314
Apr-2004        $     3,388,580          $     3,843,489      $     3,798,353      $     4,024,694
May-2004        $     3,391,969          $     3,855,788      $     3,811,267      $     4,022,279
Jun-2004        $     3,453,364          $     3,939,459      $     3,894,734      $     4,103,127
Jul-2004        $     3,310,049          $     3,824,820      $     3,768,155      $     3,968,955
Aug-2004        $     3,364,665          $     3,855,419      $     3,784,735      $     3,989,990
Sep-2004        $     3,450,127          $     3,979,564      $     3,883,516      $     4,096,124
Oct-2004        $     3,536,409          $     4,118,052      $     4,015,944      $     4,225,971

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 2/26/97.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional International Opportunities Fund, which are higher than the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan International Opportunities Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/10/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the J.P. Morgan International Opportunities Fund, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming International Opportunities Fund, MSCI EAFE Index and Lipper International Funds Index from February 26, 1997 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE (Europe, Australasia, Far East) Index is a replica (or model) of the performance of the worlds equity markets, excluding the U.S. and Canada. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                   FUND FACTS
                                   Fund Inception                       11/15/93
                                   Fiscal Year End                    OCTOBER 31
                                   Net Assets as of 10/31/2004
                                   (In Millions)                           $84.1
                                   Primary Benchmark               MSCI EMERGING
                                                                  MARKETS EQUITY
                                                                      FREE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Emerging Markets Equity Fund, which seeks high total return from a portfolio of equity securities from emerging markets issuers, rose 29.1% (Institutional Shares) in the year ended October 31, 2004. This compares with a rally of 19.4% in the MSCI Emerging Markets Equity Free Index (in U.S. dollars).

Q: HOW DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The Fund substantially outperformed its MSCI Emerging Markets Equity Free
   Index benchmark during the period, when growth stocks driven by domestic demand, such as cellular phone companies, outperformed. At the beginning of the period, the reverse was true, with rapid global growth causing raw material stocks and technology stocks to lead markets. But during 2004, as the pace of global expansion slowed, the more defensive domestic consumption driven growth stocks came into favor.

   Orascom Telecom, the Egyptian cellular phone company, is a good example of a company experiencing strong growth that is fairly independent of broad global demand. Orascom has the largest and most diversified cellular network in the Middle East, Africa and Pakistan, and is experiencing rapid subscriber growth. As a relatively low percentage of the regional population owns cellular phones, Orascom appears likely to continue its rapid growth. Orascom was the portfolio's best performer.

   In Russia, Mobil Telesystems and VimpelCom, the two cellular phone holdings, have a similar story. Both are experiencing strong subscriber growth, which is likely to continue because cellular phone penetration is low outside of Moscow. Additionally, with high oil prices stoking the domestic economy, Russia was one of the best performing markets during the period. Mobil Telesystems and VimpelCom were two of the portfolio's leading holdings.

   In South Africa, two plays on the strong domestic economy stood out. FirstRand, the financial services group, and Steinhoff International, the furniture group, both contributed as they rebounded from low valuations.

   Asia illustrated the poor returns of the stocks with greatest sensitivity to global demand, especially in the technology sector. In Taiwan, Quanta Computer, a laptop computer manufacturer, and Taiwan Semiconductor, both suffered from perceived risk related to the technology investment cycle. In India, Reliance Industries, the industrial conglomerate, detracted as the country's elections brought a government to power that was perceived to be less business friendly than its rivals.

Q: HOW WAS THE FUND MANAGED?

A: In January 2004, portfolio concentration was increased to intensify the impact of stock selection. The number of holdings was reduced from more than 100 to between 50 and 70. As a result, the potential for outperformance has increased, as has the probable tracking error against the benchmark.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

South Korea                               16.7%
Brazil                                    13.0%
South Africa                              10.6%
Taiwan                                     7.2%
Turkey                                     6.4%
Mexico                                     5.9%
Indonesia                                  5.5%
Russia                                     5.3%
India                                      5.3%
Malaysia                                   3.5%
Argentina                                  3.2%
Philippines                                3.1%
Egypt                                      2.9%
Hungary                                    2.6%
China                                      2.6%
Thailand                                   2.5%
Hong Kong                                  2.3%
Chile                                      1.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Daeduck Electronics Co.
    (South Korea)                          3.4%

 2. Bunge LTD (Argentina)                  3.2%

 3. SM Prime Holdings, Inc.
    (Philippines)                          3.1%

 4. Grupo Elektra SA de CV
    (Mexico), ADR                          3.0%

 5. Steinhoff International
    Holdings LTD (South Africa)            3.0%

 6. Orascom Telecom
    Holding SAE (Egypt)                    2.9%

 7. America Movil SA de CV
    (Mexico), Ser. L, ADR                  2.9%

 8. Uniao de Bancos
    Brasileiros SA
    (Brazil), GDR                          2.9%

 9. Telekomunikasi Indonesia
    TBK PT (Indonesia), ADR                2.9%

10. FirstRand LTD
    (South Africa)                         2.8%

Top 10 equity holdings comprised 30.1% of the Portfolio's market value of investments ($24,504,940). As of October 31, 2004, the Fund held 42 equity holdings Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                  ---------------------------------------
CLASS A SHARES

        Without Sales Charge       28.44%     23.81%     6.25%      (0.61%)
           With Sales Charge*      21.01%     21.41%     5.00%      (1.20%)
                                  ---------------------------------------

CLASS B SHARES

                Without CDSC       27.68%     23.33%     5.96%      (0.74%)
                   With CDSC**     22.68%     22.67%     5.64%      (0.74%)
                                  ---------------------------------------

INSTITUTIONAL SHARES               29.08%     24.61%     6.77%      (0.21%)
                                  ---------------------------------------

SELECT SHARES                      28.72%     24.20%     6.41%      (0.54%)

 * Sales Charge for Class A Shares is 5.75%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.

[CHART]

TEN-YEAR PERFORMANCE (10/31/94 TO 10/31/04)

            JPMORGAN FLEMING EMERGING    MSCI EMERGING   LIPPER EMERGING
               MARKETS EQUITY FUND      MARKETS EQUITY     MARKET FUNDS
             (INSTITUTIONAL SHARES)       FREE INDEX         AVERAGE
Oct-1994          $    3,000,000        $    3,000,000    $    3,000,000
Nov-1994          $    2,884,500        $    2,844,000    $    2,870,100
Dec-1994          $    2,630,376        $    2,615,627    $    2,673,498
Jan-1995          $    2,309,733        $    2,337,324    $    2,428,071
Feb-1995          $    2,248,525        $    2,277,489    $    2,390,436
Mar-1995          $    2,297,543        $    2,292,065    $    2,411,711
Apr-1995          $    2,375,889        $    2,394,978    $    2,513,967
May-1995          $    2,473,776        $    2,522,391    $    2,640,671
Jun-1995          $    2,485,897        $    2,529,958    $    2,648,065
Jul-1995          $    2,586,327        $    2,586,629    $    2,751,340
Aug-1995          $    2,515,462        $    2,525,585    $    2,699,064
Sep-1995          $    2,491,062        $    2,513,715    $    2,704,462
Oct-1995          $    2,375,975        $    2,417,439    $    2,588,171
Nov-1995          $    2,304,933        $    2,374,409    $    2,548,830
Dec-1995          $    2,375,695        $    2,479,833    $    2,632,687
Jan-1996          $    2,558,148        $    2,656,149    $    2,863,573
Feb-1996          $    2,545,869        $    2,613,916    $    2,848,969
Mar-1996          $    2,577,947        $    2,634,305    $    2,868,342
Apr-1996          $    2,661,730        $    2,739,677    $    3,001,146
May-1996          $    2,681,427        $    2,727,348    $    3,044,963
Jun-1996          $    2,688,935        $    2,744,258    $    3,067,191
Jul-1996          $    2,560,673        $    2,556,825    $    2,890,215
Aug-1996          $    2,617,520        $    2,622,280    $    2,976,921
Sep-1996          $    2,605,217        $    2,645,094    $    2,998,950
Oct-1996          $    2,533,574        $    2,574,470    $    2,924,576
Nov-1996          $    2,563,217        $    2,617,721    $    2,998,860
Dec-1996          $    2,585,773        $    2,629,500    $    3,051,640
Jan-1997          $    2,794,703        $    2,808,832    $    3,300,654
Feb-1997          $    2,871,837        $    2,929,050    $    3,418,488
Mar-1997          $    2,864,370        $    2,852,016    $    3,343,281
Apr-1997          $    2,849,476        $    2,857,150    $    3,377,382
May-1997          $    2,951,487        $    2,938,864    $    3,533,080
Jun-1997          $    3,100,832        $    3,096,094    $    3,739,058
Jul-1997          $    3,202,850        $    3,142,225    $    3,870,673
Aug-1997          $    2,869,433        $    2,742,220    $    3,538,182
Sep-1997          $    2,979,045        $    2,818,180    $    3,688,201
Oct-1997          $    2,453,840        $    2,355,716    $    3,122,800
Nov-1997          $    2,384,151        $    2,269,733    $    3,006,007
Dec-1997          $    2,386,296        $    2,324,433    $    3,059,815
Jan-1998          $    2,209,949        $    2,142,198    $    2,845,322
Feb-1998          $    2,348,955        $    2,365,843    $    3,103,392
Mar-1998          $    2,461,235        $    2,468,521    $    3,221,632
Apr-1998          $    2,482,648        $    2,441,614    $    3,245,794
May-1998          $    2,124,650        $    2,107,113    $    2,829,359
Jun-1998          $    1,881,377        $    1,886,077    $    2,567,360
Jul-1998          $    1,946,849        $    1,945,865    $    2,647,462
Aug-1998          $    1,392,581        $    1,383,316    $    1,906,967
Sep-1998          $    1,443,411        $    1,471,018    $    1,957,883
Oct-1998          $    1,582,700        $    1,625,916    $    2,128,610
Nov-1998          $    1,668,324        $    1,761,192    $    2,262,925
Dec-1998          $    1,662,485        $    1,735,655    $    2,232,376
Jan-1999          $    1,618,429        $    1,707,711    $    2,188,844
Feb-1999          $    1,589,135        $    1,724,276    $    2,173,522
Mar-1999          $    1,770,932        $    1,951,535    $    2,410,436
Apr-1999          $    2,023,113        $    2,192,940    $    2,734,881
May-1999          $    1,996,813        $    2,180,221    $    2,707,259
Jun-1999          $    2,190,304        $    2,427,676    $    3,034,566
Jul-1999          $    2,146,279        $    2,361,643    $    2,959,309
Aug-1999          $    2,155,078        $    2,383,134    $    2,923,206
Sep-1999          $    2,105,296        $    2,302,584    $    2,815,339
Oct-1999          $    2,117,086        $    2,351,629    $    2,916,410
Nov-1999          $    2,301,907        $    2,562,571    $    3,233,715
Dec-1999          $    2,650,416        $    2,888,530    $    3,825,162
Jan-2000          $    2,611,985        $    2,905,861    $    3,792,648
Feb-2000          $    2,594,223        $    2,944,218    $    3,959,904
Mar-2000          $    2,588,257        $    2,958,645    $    4,001,483
Apr-2000          $    2,384,561        $    2,678,165    $    3,569,323
May-2000          $    2,298,955        $    2,567,557    $    3,360,874
Jun-2000          $    2,425,857        $    2,657,935    $    3,525,221
Jul-2000          $    2,310,872        $    2,521,317    $    3,361,651
Aug-2000          $    2,343,224        $    2,533,672    $    3,434,262
Sep-2000          $    2,139,598        $    2,312,482    $    3,083,624
Oct-2000          $    1,971,425        $    2,144,827    $    2,860,370
Nov-2000          $    1,776,649        $    1,957,369    $    2,590,923
Dec-2000          $    1,849,136        $    2,004,542    $    2,680,828
Jan-2001          $    2,097,290        $    2,280,567    $    3,002,796
Feb-2001          $    1,949,641        $    2,101,999    $    2,770,379
Mar-2001          $    1,763,450        $    1,895,583    $    2,515,227
Apr-2001          $    1,840,336        $    1,989,224    $    2,660,607
May-2001          $    1,896,467        $    2,012,896    $    2,737,765
Jun-2001          $    1,855,124        $    1,971,632    $    2,688,211
Jul-2001          $    1,719,329        $    1,847,025    $    2,510,521
Aug-2001          $    1,698,697        $    1,828,739    $    2,459,808
Sep-2001          $    1,444,572        $    1,545,650    $    2,113,959
Oct-2001          $    1,518,389        $    1,641,635    $    2,241,008
Nov-2001          $    1,674,935        $    1,813,022    $    2,465,781
Dec-2001          $    1,773,086        $    1,956,976    $    2,620,879
Jan-2002          $    1,850,570        $    2,023,317    $    2,725,976
Feb-2002          $    1,886,286        $    2,056,500    $    2,784,312
Mar-2002          $    1,969,660        $    2,180,301    $    2,944,410
Apr-2002          $    1,990,539        $    2,194,473    $    2,971,793
May-2002          $    1,963,666        $    2,159,581    $    2,945,344
Jun-2002          $    1,805,788        $    1,997,612    $    2,730,039
Jul-2002          $    1,638,933        $    1,845,594    $    2,528,289
Aug-2002          $    1,659,747        $    1,874,016    $    2,545,987
Sep-2002          $    1,495,930        $    1,671,810    $    2,296,990
Oct-2002          $    1,564,444        $    1,780,310    $    2,402,422
Nov-2002          $    1,668,792        $    1,902,796    $    2,551,852
Dec-2002          $    1,616,392        $    1,839,623    $    2,488,056
Jan-2003          $    1,616,392        $    1,831,528    $    2,467,405
Feb-2003          $    1,565,476        $    1,782,077    $    2,418,304
Mar-2003          $    1,493,464        $    1,731,466    $    2,338,016
Apr-2003          $    1,631,460        $    1,885,740    $    2,555,218
May-2003          $    1,760,345        $    2,021,136    $    2,744,815
Jun-2003          $    1,853,292        $    2,136,341    $    2,873,821
Jul-2003          $    1,982,281        $    2,270,076    $    3,019,237
Aug-2003          $    2,105,182        $    2,422,398    $    3,222,431
Sep-2003          $    2,108,129        $    2,440,081    $    3,276,246
Oct-2003          $    2,276,147        $    2,647,732    $    3,537,035
Nov-2003          $    2,279,106        $    2,680,299    $    3,581,248
Dec-2003          $    2,439,099        $    2,874,621    $    3,867,748
Jan-2004          $    2,575,933        $    2,976,670    $    3,986,488
Feb-2004          $    2,694,426        $    3,113,894    $    4,165,880
Mar-2004          $    2,770,409        $    3,153,752    $    4,215,870
Apr-2004          $    2,563,736        $    2,895,775    $    3,887,032
May-2004          $    2,536,304        $    2,838,728    $    3,812,401
Jun-2004          $    2,594,132        $    2,851,787    $    3,815,832
Jul-2004          $    2,551,588        $    2,801,310    $    3,745,239
Aug-2004          $    2,664,113        $    2,918,685    $    3,886,809
Sep-2004          $    2,843,674        $    3,087,385    $    4,111,467
Oct-2004          $    2,937,748        $    3,161,482    $    4,222,066

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/15/93.

Returns for the Institutional Shares prior to 9/10/01 (offering date of the Institutional Shares) are calculated using the historical expenses of the J.P. Morgan Institutional Emerging Markets Equity Fund, which are similar to the expenses of the Institutional Shares.

Returns for the Select Shares prior to 9/10/01 (offering date of the Select Shares) are calculated using the historical expenses of the J.P. Morgan Emerging Markets Equity Fund, which are similar to the expenses of the Select Shares.

Returns for the Class A and B Shares prior to 9/28/01 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming Emerging Markets Equity Fund, MSCI Emerging Markets Equity Free Index and Lipper Emerging Markets Funds Average from October 31, 1994 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI Emerging Markets Equity Free Index is a replica (or model) of the world's emerging market equity markets. The Lipper Emerging Market Funds Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING ASIA EQUITY FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                  FUND FACTS

                                  Fund Inception                         11/1/01
                                  Fiscal Year End                     OCTOBER 31
                                  Net Assets as of 10/31/2004
                                  (In Millions)                            $35.5
                                  Primary Benchmark             MSCI ALL COUNTRY
                                                                   FAR EAST FREE
                                                                (EX-JAPAN) INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Asia Equity Fund, which seeks total return from long-term capital growth, rose 3.9% (A shares, no sales charge) in the year ended October 31, 2004. This compares with a rise of 9.3% in the MSCI All Country Far East Free (Ex-Japan) Index (in U.S. dollars).

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The portfolio trailed the MSCI Far East Free (Ex-Japan) Index over 12 months due to pronounced swings in investor sentiment as events in China and the United States caused uncertainty in the region. The high-growth markets of China and Southeast Asia rallied when the robustness of the Chinese and U.S. economies appeared beyond question in late 2003. In 2004, however, doubts began to emerge, and defensive stocks outperformed. The portfolio's shortfall against the Index resulted from low exposure both to mature economies such as Hong Kong and to defensive stocks within them.

   Our overweight position in China underperformed, as investors worried that government actions to curb an overheating economy would drastically curtail growth. This has so far proved to be overly cautious, and our view that the Chinese authorities will achieve a soft landing for the economy seems to hold water. Stock picking within China was positive. Overweight positions in Sinopec, the oil company, and Jiangxi Copper, the mining stock,both performed well.

   In Hong Kong, the portfolio suffered from being underweight the market, and underweight defensive utility companies, such as China Light & Power, the local electricity company, which performed well in the middle of the period as investors became nervous about economic growth. More recently the portfolio has concentrated on asset reflation plays, such as banks and real estate companies in Singapore and Hong Kong, which have added value over the last few months.

   Chinese growth did help a number of holdings. Two small capitalization shipping companies -- Thoresen Thai Agencies, in Thailand, and U-Ming Marine Transport Corporation, in Taiwan -- prospered with buoyant freight transportation. Two natural resources companies -- Bumi Resources, the Indonesian coal company, and Taiwanese Petrochemical Co. -- gained from surging Chinese demand for raw materials.

Q: HOW WAS THE FUND MANAGED?

A: At the end of 2003, the portfolio was weighted towards China, India and Southeast Asia, which were the fastest growing markets. As regional economic growth became less certain, so weightings in these markets were reduced, and weightings increased in Hong Kong and Singapore. Over the last few months, portfolio country allocations have become more neutral, with the emphasis increasingly on adding value through individual stock selection.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Hong Kong                32.0%
South Korea              24.5%
Taiwan                   16.1%
Singapore                10.0%
Thailand                  5.2%
Malaysia                  4.7%
China                     4.5%
Indonesia                 2.1%
India                     0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Samsung Electronics Co., LTD
    (South Korea)                       9.6%

 2. HSBC Holdings PLC
    (Hong Kong Registered
    Shares)                             5.6%

 3. Kookmin Bank
    (South Korea)                       3.3%

 4. DBS Group Holdings LTD
    (Singapore)                         3.2%

 5. Cathay Financial Holding Co.,
    LTD (Taiwan)                        3.0%

 6. Sun Hung Kai Properties LTD
    (Hong Kong)                         2.9%

 7. China Mobile Hong Kong LTD
    (Hong Kong)                         2.7%

 8. Wheelock & Co., LTD
    (Hong Kong)                         2.6%

 9. Esprit Holdings LTD
    (Hong Kong)                         2.6%

10. Taiwan Semiconductor
    Manufacturing Co., LTD
    (Taiwan)                            2.5%

Top 10 equity holdings comprised 38.0% of the Portfolio's market value of investments ($13,318,451). As of October 31, 2004, the Fund held 68 equity holdings. Portfolio holdings are subject to change at any time.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                        SINCE
                                                                    INCEPTION
                                                    1 YEAR          (11/1/01)
                                                    -------------------------
CLASS A SHARES

             Without Sales Charge                     3.91%              7.12%
                With Sales Charge*                   (2.05%)             5.01%
                                                    -------------------------
INSTITUTIONAL SHARES                                  4.29%              7.45%
                                                    -------------------------
SELECT SHARES                                         4.21%              7.34%

* Sales Charge for Class A Shares is 5.75%.

[CHART]

LIFE OF FUND PERFORMANCE (11/01/01 TO 10/31/04)

             JPMORGAN FLEMING ASIA                  MSCI ALL COUNTRY FAR EAST         LIPPER PACIFIC REGION FUNDS
             EQUITY FUND (CLASS A SHARES)           FREE (EX-JAPAN) INDEX             INDEX (EX-JAPAN)
Nov-2001              $  9,425                             $ 10,000                          $ 10,000
Nov-2001              $  9,689                             $ 10,000                          $ 10,000
Dec-2001              $  9,921                             $ 10,906                          $ 10,661
Jan-2002              $  9,878                             $ 11,354                          $ 11,083
Feb-2002              $ 10,003                             $ 11,386                          $ 11,208
Mar-2002              $ 10,455                             $ 12,218                          $ 11,954
Apr-2002              $ 10,399                             $ 12,393                          $ 12,039
May-2002              $ 10,543                             $ 12,153                          $ 11,980
Jun-2002              $  9,966                             $ 11,500                          $ 11,378
Jul-2002              $  9,382                             $ 11,081                          $ 10,869
Aug-2002              $  9,174                             $ 10,838                          $ 10,607
Sep-2002              $  8,319                             $  9,605                          $  9,442
Oct-2002              $  8,602                             $ 10,119                          $  9,697
Nov-2002              $  8,891                             $ 10,630                          $ 10,329
Dec-2002              $  8,338                             $  9,900                          $  9,736
Jan-2003              $  8,451                             $ 10,017                          $  9,806
Feb-2003              $  7,986                             $  9,578                          $  9,404
Mar-2003              $  7,583                             $  9,141                          $  8,966
Apr-2003              $  7,765                             $  9,476                          $  9,435
May-2003              $  8,468                             $ 10,297                          $ 10,278
Jun-2003              $  9,009                             $ 10,898                          $ 10,913
Jul-2003              $  9,693                             $ 11,837                          $ 11,697
Aug-2003              $ 10,316                             $ 12,706                          $ 12,524
Sep-2003              $ 10,277                             $ 12,765                          $ 12,683
Oct-2003              $ 11,145                             $ 13,846                          $ 13,707
Nov-2003              $ 10,950                             $ 13,638                          $ 13,600
Dec-2003              $ 11,581                             $ 14,351                          $ 14,612
Jan-2004              $ 12,270                             $ 15,324                          $ 15,204
Feb-2004              $ 12,757                             $ 15,896                          $ 15,680
Mar-2004              $ 12,112                             $ 15,584                          $ 15,377
Apr-2004              $ 11,126                             $ 14,679                          $ 14,673
May-2004              $ 11,032                             $ 14,338                          $ 14,403
Jun-2004              $ 10,868                             $ 14,202                          $ 14,270
Jul-2004              $ 10,520                             $ 13,826                          $ 13,952
Aug-2004              $ 11,184                             $ 14,553                          $ 14,532
Sep-2004              $ 11,531                             $ 15,065                          $ 15,124
Oct-2004              $ 11,583                             $ 15,129                          $ 15,343

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 11/1/01.

Class A Shares were introduced on 11/1/01.

Returns for the Institutional and Select Shares prior to 6/28/02 (offering date of the Institutional and Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Institutional and Select Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Fleming Asia Equity Fund, MSCI All Country Far East Free Index (ex-Japan) and Lipper Pacific Region Funds Index (ex-Japan) from November 1, 2001 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI All Country Far East Free (Ex-Japan) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Far East, excluding Japan. The Lipper Pacific Region Funds Index (ex-Japan) represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.75% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING INTERNATIONAL EQUITY FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                           FUND FACTS

                           Fund Inception                                 1/1/97
                           Fiscal Year End                            OCTOBER 31
                           Net Assets as of 10/31/2004
                           (In Millions)                                $1,316.1
                           Primary Benchmark                     MSCI EAFE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming International Equity Fund, which seeks total return from long-term capital growth and income, rose 18.3% (Select Shares) over the year ending October 31, 2004, compared with the 18.8% return of the MSCI EAFE Index over the same period.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: The Fund generated substantial returns when strong corporate earnings growth drove rallies in foreign equity markets. Compared with the MSCI EAFE Index, the greatest positive contribution came from the Consumer Staples sector. The Fund successfully avoided buying expensive growth stocks, which later fell back when earnings disappointed. Stocks that the Fund did hold, and which made notable contributions, included Altadis, the Spanish tobacco company, and Tesco, the U.K. discount retailer. Altadis continues to make profit gains through restructuring, while Tesco reported rapid growth in sales and earnings.

   The two other positive sectors for the Fund were Materials and Healthcare. Within materials, the Fund again benefited from avoiding stocks trading on excessive valuations. The biggest contributor to performance was Imerys, the French building materials company, which benefited from buoyant construction activity. Within Healthcare, the Fund focused on companies with full drug pipelines. The best performing holding was Aventis, the French pharmaceutical company, which agreed to be taken over by rival Sanofi-Synthelabo during the period.

   From a negative perspective, the Fund's holdings in both the Consumer Discretionary and Utilities sectors performed poorly relative to the Index. In the case of Consumer Discretionary, the shortfall was largely caused by just three stocks -- BMW, the German car manufacturer; Compass Group, the U.K. catering company; Koninklijke Philips Electronics, the Dutch electronics company. The Fund was underweight utilities in a period when the sector's defensive characteristics caused it to rally more than the broad market.

Q: HOW WAS THE FUND MANAGED?

A: As always, the Fund focused on stock picking to build a diversified portfolio of international equities demonstrating attractive earnings growth prospects at reasonable valuations. In a year when many companies reported strong earnings growth, it was important to avoid buying stocks at excessive valuations at what may be the peak of the current earnings cycle.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom                25.5%
Japan                         19.9%
France                        11.7%
Switzerland                   11.0%
Germany                        5.1%
The Netherlands                4.9%
Italy                          4.7%
Hong Kong                      3.5%
Spain                          2.4%
Australia                      2.3%
South Korea                    2.3%
Belgium                        2.0%
Finland                        1.2%
Brazil                         1.1%
Ireland                        0.8%
Mexico                         0.7%
Sweden                         0.7%
Russia                         0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. Total SA (France)                     4.1%

 2. ENI-Ente Nazionale
    Idrocarburi SPA (Italy)               3.7%

 3. Vodafone Group PLC
    (United Kingdom)                      3.6%

 4. HSBC Holdings PLC
    (Hong Kong Registered
    Shares) (United Kingdom)              3.0%

 5. GlaxoSmithKline PLC
    (United Kingdom)                      2.7%

 6. UBS AG (Switzerland)                  2.1%

 7. Novartis AG (Switzerland)             2.1%

 8. Tesco PLC (United Kingdom)            1.9%

 9. Nestle SA (Switzerland)               1.8%

10. Barclays PLC
    (United Kingdom)                      1.8%

Top 10 equity holdings comprised 26.8% of the Portfolio's market value of investments ($337,277,343). As of October 31, 2004, the Fund held 90 equity holdings Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                1 YEAR          3 YEARS           5 YEARS         10 YEARS
                                             -------------------------------------------------------------
CLASS A SHARES
        Without Sales Charge                     17.86%            9.27%             0.99%            5.22%
           With Sales Charge*                    11.10%            7.14%            (0.20%)           4.61%
                                             -------------------------------------------------------------
CLASS B SHARES
                Without CDSC                     17.27%            8.80%             0.72%            5.09%
                   With CDSC**                   12.27%            7.95%             0.41%            5.09%
                                             -------------------------------------------------------------
CLASS C SHARES
                Without CDSC                     17.26%            8.79%             0.72%            5.08%
                   With CDSC***                  16.26%            8.79%             0.72%            5.08%
                                             -------------------------------------------------------------
SELECT SHARES                                    18.31%            9.68%             1.22%            5.34%

  * Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the ten year period.
*** Assumes a 1% CDSC for one year period and 0% thereafter.

[CHART]

TEN-YEAR PERFORMANCE (10/31/94 TO 10/31/04)

               JPMORGAN FLEMING INTERNATIONAL
               EQUITY FUND (SELECT SHARES)          MSCI EAFE INDEX LIPPER        INTERNATIONAL FUNDS INDEX
Oct-1994              $ 1,000,000                        $ 1,000,000                     $ 1,000,000
Nov-1994              $   966,200                        $   951,900                     $   953,300
Dec-1994              $   973,736                        $   957,897                     $   940,621
Jan-1995              $   949,685                        $   921,114                     $   893,966
Feb-1995              $   928,412                        $   918,443                     $   893,698
Mar-1995              $   955,429                        $   975,753                     $   917,202
Apr-1995              $   975,780                        $ 1,012,442                     $   950,955
May-1995              $   955,191                        $ 1,000,394                     $   960,275
Jun-1995              $   936,278                        $   982,887                     $   963,924
Jul-1995              $   985,620                        $ 1,044,121                     $ 1,016,940
Aug-1995              $ 1,008,486                        $ 1,004,340                     $   999,753
Sep-1995              $ 1,027,143                        $ 1,023,924                     $ 1,016,449
Oct-1995              $ 1,015,434                        $   996,381                     $   995,307
Nov-1995              $ 1,032,391                        $ 1,024,080                     $ 1,005,658
Dec-1995              $ 1,070,177                        $ 1,065,350                     $ 1,034,822
Jan-1996              $ 1,106,777                        $ 1,069,718                     $ 1,059,244
Feb-1996              $ 1,099,251                        $ 1,073,355                     $ 1,063,799
Mar-1996              $ 1,123,105                        $ 1,096,111                     $ 1,080,394
Apr-1996              $ 1,168,927                        $ 1,128,007                     $ 1,115,615
May-1996              $ 1,154,199                        $ 1,107,252                     $ 1,114,388
Jun-1996              $ 1,170,358                        $ 1,113,453                     $ 1,124,529
Jul-1996              $ 1,120,149                        $ 1,080,940                     $ 1,086,632
Aug-1996              $ 1,113,540                        $ 1,083,318                     $ 1,100,758
Sep-1996              $ 1,155,187                        $ 1,112,134                     $ 1,125,415
Oct-1996              $ 1,130,004                        $ 1,100,790                     $ 1,120,914
Nov-1996              $ 1,180,741                        $ 1,144,602                     $ 1,173,597
Dec-1996              $ 1,181,922                        $ 1,129,836                     $ 1,184,042
Jan-1997              $ 1,174,003                        $ 1,090,292                     $ 1,185,581
Feb-1997              $ 1,204,409                        $ 1,108,173                     $ 1,207,040
Mar-1997              $ 1,204,409                        $ 1,112,162                     $ 1,213,437
Apr-1997              $ 1,207,541                        $ 1,118,057                     $ 1,218,776
May-1997              $ 1,255,842                        $ 1,190,842                     $ 1,287,515
Jun-1997              $ 1,310,095                        $ 1,256,458                     $ 1,349,316
Jul-1997              $ 1,363,285                        $ 1,276,812                     $ 1,392,629
Aug-1997              $ 1,244,270                        $ 1,181,434                     $ 1,292,221
Sep-1997              $ 1,316,935                        $ 1,247,595                     $ 1,375,181
Oct-1997              $ 1,230,808                        $ 1,151,655                     $ 1,270,805
Nov-1997              $ 1,220,100                        $ 1,139,908                     $ 1,260,130
Dec-1997              $ 1,242,184                        $ 1,149,825                     $ 1,269,959
Jan-1998              $ 1,285,163                        $ 1,202,372                     $ 1,300,692
Feb-1998              $ 1,367,799                        $ 1,279,564                     $ 1,383,286
Mar-1998              $ 1,444,396                        $ 1,318,975                     $ 1,458,399
Apr-1998              $ 1,478,917                        $ 1,329,395                     $ 1,480,858
May-1998              $ 1,497,255                        $ 1,322,881                     $ 1,483,820
Jun-1998              $ 1,472,700                        $ 1,332,935                     $ 1,470,910
Jul-1998              $ 1,518,796                        $ 1,346,397                     $ 1,493,415
Aug-1998              $ 1,277,307                        $ 1,179,579                     $ 1,278,513
Sep-1998              $ 1,219,318                        $ 1,143,366                     $ 1,238,751
Oct-1998              $ 1,289,916                        $ 1,262,504                     $ 1,329,799
Nov-1998              $ 1,347,962                        $ 1,327,145                     $ 1,396,422
Dec-1998              $ 1,410,373                        $ 1,379,434                     $ 1,430,774
Jan-1999              $ 1,452,261                        $ 1,375,296                     $ 1,439,502
Feb-1999              $ 1,386,328                        $ 1,342,564                     $ 1,402,507
Mar-1999              $ 1,425,423                        $ 1,398,549                     $ 1,449,210
Apr-1999              $ 1,483,010                        $ 1,455,190                     $ 1,516,743
May-1999              $ 1,411,826                        $ 1,380,248                     $ 1,460,321
Jun-1999              $ 1,460,110                        $ 1,434,077                     $ 1,529,540
Jul-1999              $ 1,497,489                        $ 1,476,669                     $ 1,563,649
Aug-1999              $ 1,523,994                        $ 1,482,133                     $ 1,576,001
Sep-1999              $ 1,543,959                        $ 1,497,103                     $ 1,581,045
Oct-1999              $ 1,584,410                        $ 1,553,244                     $ 1,636,223
Nov-1999              $ 1,734,137                        $ 1,607,141                     $ 1,756,158
Dec-1999              $ 1,962,870                        $ 1,751,463                     $ 1,971,990
Jan-2000              $ 1,892,403                        $ 1,640,245                     $ 1,856,629
Feb-2000              $ 2,032,251                        $ 1,684,367                     $ 1,979,166
Mar-2000              $ 2,043,022                        $ 1,749,721                     $ 1,984,312
Apr-2000              $ 1,903,484                        $ 1,657,686                     $ 1,858,507
May-2000              $ 1,818,779                        $ 1,617,238                     $ 1,807,398
Jun-2000              $ 1,868,977                        $ 1,680,472                     $ 1,891,080
Jul-2000              $ 1,773,846                        $ 1,610,060                     $ 1,829,809
Aug-2000              $ 1,790,166                        $ 1,624,068                     $ 1,860,733
Sep-2000              $ 1,675,774                        $ 1,544,976                     $ 1,752,252
Oct-2000              $ 1,627,512                        $ 1,508,514                     $ 1,692,676
Nov-2000              $ 1,585,359                        $ 1,451,945                     $ 1,621,245
Dec-2000              $ 1,637,518                        $ 1,503,489                     $ 1,681,717
Jan-2001              $ 1,635,716                        $ 1,502,737                     $ 1,691,639
Feb-2001              $ 1,506,822                        $ 1,390,032                     $ 1,572,886
Mar-2001              $ 1,421,536                        $ 1,297,317                     $ 1,462,312
Apr-2001              $ 1,516,068                        $ 1,387,480                     $ 1,551,221
May-2001              $ 1,470,586                        $ 1,338,502                     $ 1,513,681
Jun-2001              $ 1,409,409                        $ 1,283,758                     $ 1,470,995
Jul-2001              $ 1,376,993                        $ 1,260,393                     $ 1,432,750
Aug-2001              $ 1,343,945                        $ 1,228,505                     $ 1,403,951
Sep-2001              $ 1,232,398                        $ 1,104,058                     $ 1,250,921
Oct-2001              $ 1,275,778                        $ 1,132,322                     $ 1,284,821
Nov-2001              $ 1,328,723                        $ 1,174,104                     $ 1,332,744
Dec-2001              $ 1,359,284                        $ 1,181,031                     $ 1,356,467
Jan-2002              $ 1,298,524                        $ 1,118,319                     $ 1,301,666
Feb-2002              $ 1,313,586                        $ 1,126,147                     $ 1,319,889
Mar-2002              $ 1,386,359                        $ 1,187,071                     $ 1,389,711
Apr-2002              $ 1,413,532                        $ 1,194,906                     $ 1,399,439
May-2002              $ 1,422,013                        $ 1,210,081                     $ 1,419,451
Jun-2002              $ 1,384,614                        $ 1,161,920                     $ 1,363,383
Jul-2002              $ 1,244,491                        $ 1,047,239                     $ 1,227,317
Aug-2002              $ 1,255,940                        $ 1,044,830                     $ 1,228,299
Sep-2002              $ 1,111,633                        $   932,615                     $ 1,096,011
Oct-2002              $ 1,176,997                        $   982,697                     $ 1,152,894
Nov-2002              $ 1,231,492                        $ 1,027,311                     $ 1,207,426
Dec-2002              $ 1,192,330                        $   992,794                     $ 1,168,789
Jan-2003              $ 1,124,248                        $   951,394                     $ 1,126,011
Feb-2003              $ 1,093,894                        $   929,607                     $ 1,092,681
Mar-2003              $ 1,069,281                        $   911,387                     $ 1,065,910
Apr-2003              $ 1,185,084                        $ 1,000,703                     $ 1,171,436
May-2003              $ 1,264,248                        $ 1,061,345                     $ 1,246,642
Jun-2003              $ 1,285,614                        $ 1,087,030                     $ 1,276,062
Jul-2003              $ 1,299,112                        $ 1,113,336                     $ 1,311,792
Aug-2003              $ 1,326,654                        $ 1,140,167                     $ 1,349,703
Sep-2003              $ 1,356,105                        $ 1,175,285                     $ 1,376,832
Oct-2003              $ 1,422,961                        $ 1,248,505                     $ 1,458,891
Nov-2003              $ 1,467,785                        $ 1,276,222                     $ 1,488,215
Dec-2003              $ 1,573,025                        $ 1,375,894                     $ 1,589,562
Jan-2004              $ 1,602,598                        $ 1,395,295                     $ 1,623,738
Feb-2004              $ 1,642,022                        $ 1,427,526                     $ 1,660,922
Mar-2004              $ 1,637,260                        $ 1,435,520                     $ 1,669,060
Apr-2004              $ 1,578,155                        $ 1,403,077                     $ 1,619,322
May-2004              $ 1,592,989                        $ 1,407,848                     $ 1,618,351
Jun-2004              $ 1,628,194                        $ 1,438,680                     $ 1,650,879
Jul-2004              $ 1,574,464                        $ 1,391,922                     $ 1,596,896
Aug-2004              $ 1,588,634                        $ 1,398,047                     $ 1,605,359
Sep-2004              $ 1,636,611                        $ 1,434,536                     $ 1,648,062
Oct-2004              $ 1,682,842                        $ 1,483,454                     $ 1,700,305

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND
NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares prior to 1/1/97 (offering date of the Select Shares) are calculated using performance of a predecessor account and the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

Returns for the Class A and B Shares prior to 2/28/02 (offering date of the Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A and B Shares.

Returns for Class C Shares prior to 1/31/03 (offering date of the Class C Shares) are calculated using the historical expenses of the Class B Shares, which are similar to the expenses of the Class C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Fleming International Equity Fund, MSCI EAFE Index, and Lipper International Funds Index from October 31, 1994 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE (Europe, Australasia, Far East) Index is a replica (or model) of the world's equity markets, excluding the U.S. and Canada. The Lipper International Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING INTREPID EUROPEAN FUND

PORTFOLIO OF INVESTMENTS                     AS OF OCTOBER 31, 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.4%

                  COMMON STOCKS -- 99.4%

                  AUSTRIA -- 1.8%
          9,285   Bank Austria Creditanstalt AG (f)                              $         686,458
          3,147   OMV AG (f)                                                               755,343
          9,142   Voest-Alpine AG (f)                                                      531,300
                  --------------------------------------------------------------------------------
                                                                                         1,973,101
                  --------------------------------------------------------------------------------

                  BELGIUM -- 5.5%
         66,782   Belgacom SA*                                                           2,446,561
         59,387   Dexia (f)                                                              1,190,307
         43,320   Fortis Group (f)                                                       1,101,469
         12,533   KBC Bancassurance Holding (f)                                            918,682
          4,265   NV Umicore SA (f)                                                        329,379
                  --------------------------------------------------------------------------------
                                                                                         5,986,398
                  --------------------------------------------------------------------------------

                  DENMARK -- 2.3%
            110   AP Moller-Maersk AS (f)                                                  811,706
             83   Carlsberg AG, Class B (f)                                                  3,852
         45,263   TDC A/S (f)                                                            1,678,433
                  --------------------------------------------------------------------------------
                                                                                         2,493,991
                  --------------------------------------------------------------------------------

                  FINLAND -- 1.0%
            116   Stora Enso OYJ, R Shares (f)                                               1,651
         55,096   UPM-Kymmene OYJ (f)                                                    1,088,536
            506   YIT-Yhtyma OYJ (f)                                                        10,040
                  --------------------------------------------------------------------------------
                                                                                         1,100,227
                  --------------------------------------------------------------------------------

                  FRANCE -- 15.7%
         76,684   Alcatel SA* (f)                                                        1,121,595
             46   Areva SA (f)                                                              16,958
         25,485   AXA (f)                                                                  549,704
         32,646   BNP Paribas (f)                                                        2,223,514
         17,638   Eramet                                                                 1,357,403
         77,880   France Telecom SA (f)                                                  2,232,958
          8,432   Imerys SA (f)                                                            594,048
          3,560   Lafarge SA (f)                                                           324,908
          6,627   Renault SA (f)                                                           554,688
        302,315   Rhodia SA* (f) (l)                                                       542,011
          7,666   Sanofi-Aventis (f)                                                       559,126
         20,986   Societe Generale (f)                                                   1,948,365
        110,647   Suez SA (f)                                                            2,584,820
          7,949   Total SA (f)                                                           1,654,253
         27,075   Veolia Environnement (f)                                                 819,826
                  --------------------------------------------------------------------------------
                                                                                        17,084,177
                  --------------------------------------------------------------------------------

                  GERMANY -- 11.0%
         17,748   BASF AG (f)                                                    $       1,111,602
         37,156   Commerzbank AG (f)                                                       680,545
         84,453   Deutsche Lufthansa AG                                                  1,109,736
         51,079   Deutsche Post AG (f)                                                     998,328
         61,884   Deutsche Postbank AG*                                                  2,456,050
         57,718   Deutsche Telekom AG*                                                   1,102,771
         14,594   E.ON AG (f)                                                            1,190,257
         40,452   Hypo Real Estate Holding* (f)                                          1,513,620
         21,051   RWE AG (f)                                                             1,114,091
         41,036   Thyssenkrupp AG (f)                                                      772,746
                  --------------------------------------------------------------------------------
                                                                                        12,049,746
                  --------------------------------------------------------------------------------

                  GREECE -- 4.6%
         66,439   Alpha Bank A.E. (f)                                                    1,903,849
         29,672   Cosmote Mobile
                  Communications SA                                                        534,459
         27,950   EFG Eurobank Ergasias SA (f)                                             764,599
         45,118   National Bank of Greece SA (f)                                         1,258,762
         26,620   OPAP SA (f)                                                              542,191
                  --------------------------------------------------------------------------------
                                                                                         5,003,860
                  --------------------------------------------------------------------------------

                  IRELAND -- 3.5%
         29,515   Anglo Irish Bank Corp. (f)                                               560,055
        144,635   Depfa Bank PLC (f)                                                     2,196,639
        527,575   Eircom Group PLC*                                                      1,100,607
                  --------------------------------------------------------------------------------
                                                                                         3,857,301
                  --------------------------------------------------------------------------------

                  ITALY -- 6.0%
        543,242   Banca Intesa SPA (f)                                                   1,829,042
         71,000   ENI-Ente Nazionale
                  Idrocarburi SPA (f)                                                    1,619,686
         12,861   Pirelli & Co. Real Estate SPA (f)                                        561,723
        169,815   Risanamento SPA (f)                                                      348,695
        655,679   Telecom Italia SpA (f)                                                 2,182,644
                  --------------------------------------------------------------------------------
                                                                                         6,541,790
                  --------------------------------------------------------------------------------

                  LUXEMBOURG -- 0.7%
         41,431   Arcelor SA (f)                                                           773,994

                  NORWAY -- 3.1%
         46,507   Aker Kvaerner ASA*                                                     1,040,465
         76,277   Golar LNG LTD* (f)                                                     1,210,434

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  NORWAY -- CONTINUED
         37,936   Statoil ASA (f)                                                $         551,618
            162   Tandberg Television ASA* (f)                                               1,176
         52,800   Yara International ASA*                                                  563,780
                  --------------------------------------------------------------------------------
                                                                                         3,367,473
                  --------------------------------------------------------------------------------

                  SPAIN -- 4.1%
        109,318   Banco Bilbao Vizcaya
                  Argentaria SA (f) (l)                                                  1,717,709
         12,180   Metrovacesa SA (f)                                                       529,738
        131,788   Telefonica SA (f)                                                      2,181,109
                  --------------------------------------------------------------------------------
                                                                                         4,428,556
                  --------------------------------------------------------------------------------

                  SWEDEN -- 5.6%
             64   Assa Abloy AB, Class B (f)                                                   864
         14,690   Atlas Copco AB, Class B (f)                                              561,146
         38,288   ForeningsSparbanken AB (f)                                               804,542
         30,921   JM AB (f)                                                                658,606
         65,622   Nordea AB (f)                                                            566,833
         14,143   SKF AB, Ser. B                                                           546,780
         95,625   Ssab Svenskt Stal AB, Ser. A (f)                                       1,895,004
         25,120   Svenska Handelsbanken,
                  Class A (f)                                                              543,967
         15,111   Volvo AB, B Shares (f)                                                   571,810
                  --------------------------------------------------------------------------------
                                                                                         6,149,552
                  --------------------------------------------------------------------------------

                  SWITZERLAND -- 5.4%
         22,502   Ciba Specialty Chemicals AG (f)                                        1,547,095
         82,883   Clariant AG (f)                                                        1,120,913
         45,832   Novartis AG (f)                                                        2,189,721
          2,499   Saurer AG* (f)                                                           132,297
          3,553   Syngenta AG* (f)                                                         338,003
         35,071   Xstrata PLC (f)                                                          543,568
                  --------------------------------------------------------------------------------
                                                                                         5,871,597
                  --------------------------------------------------------------------------------

                  THE NETHERLANDS -- 7.5%
         45,745   ABN AMRO Holding NV (f)                                                1,095,991
         58,830   Akzo Nobel NV (f)                                                      2,213,731
             56   ASML Holding NV* (f)                                                         798
         22,287   Corio NV (f)                                                           1,112,889
          6,098   DSM NV (f)                                                               332,195
         41,445   ING Groep NV (f)                                                       1,100,592
         21,496   Rodamco Europe NV (f)                                                  1,461,192
         15,489   Royal Dutch Petroleum Co. (f)                                            839,907
                  --------------------------------------------------------------------------------
                                                                                         8,157,295
                  --------------------------------------------------------------------------------

                  UNITED KINGDOM -- 21.6%
         28,597   Antofagasta PLC (f)                                            $         523,731
         79,254   Aviva PLC (f)                                                            792,946
        445,379   BAE Systems PLC (f)                                                    1,947,531
        163,335   Barclays PLC (f)                                                       1,596,296
         53,295   BHP Billiton PLC (f)                                                     541,539
        147,024   BP PLC (f)                                                             1,425,268
         71,032   BPB PLC                                                                  546,964
         38,387   Britannic Group PLC                                                      268,685
        200,237   British Airways PLC* (f)                                                 794,633
        108,824   Centrica PLC (f)                                                         480,973
        564,931   Corus Group PLC* (f)                                                     504,565
         99,312   Enterprise Inns PLC (f)                                                1,128,057
        414,327   Friends Provident PLC (f)                                              1,034,293
        102,942   GlaxoSmithKline PLC (f)                                                2,164,633
        135,189   HSBC Holdings PLC (f)                                                  2,180,948
        141,569   Imperial Chemical
                  Industries PLC (f)                                                       544,886
        627,267   Legal & General Group PLC (f)                                          1,139,803
         35,061   Punch Taverns PLC (f)                                                    355,900
         20,777   Rio Tinto PLC (f)                                                        545,073
        144,469   Scottish Power PLC (f)                                                 1,167,623
        113,773   Shell Transport &
                  Trading Co., PLC (f)                                                     895,975
        112,929   Shire Pharmaceuticals PLC (f)                                          1,074,466
          4,800   TI Automotive LTD, Class A* (f) (i)                                            0
        305,489   Tullow Oil PLC (f)                                                       787,536
         32,787   United Utilities PLC (f)                                                 345,677
        125,609   Vedanta Resources PLC (f)                                                823,761
                  --------------------------------------------------------------------------------
                                                                                        23,611,762
                  --------------------------------------------------------------------------------
                  Total Common Stocks                                                  108,450,820
                  (Cost $100,107,026)
                  --------------------------------------------------------------------------------

                  INVESTMENT COMPANIES -- 0.0% ^
                  SWEDEN -- 0.0% ^
             22   Ainax AB*                                                                    789
                  (Cost $0)

                  TOTAL INVESTMENTS -- 99.4%                                     $     108,451,609
                  (COST $100,107,026)
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 0.6%                                                      693,636
                  --------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                           $     109,145,245
                  --------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $109,145,245.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

PRINCIPAL
AMOUNT
(USD)             COLLATERAL INVESTMENTS                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  REPURCHASE AGREEMENT (c)
$     1,217,848   Deutsche Bank Securities, Inc.,
                  1.90%, dated 10/29/04, due
                  11/01/04, proceeds $1,218,041
                  secured by U.S. Government
                  Agency Securities                                              $       1,217,848

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2004

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                   PERCENTAGE
-----------------------------------------------------
Banking                                      27.2%
Telecommunications                           13.4
Oil & Gas                                     7.8
Chemicals                                     7.6
Utilities                                     7.1
Pharmaceuticals                               5.5
Insurance                                     4.5
Metals/Mining                                 4.3
Steel                                         4.1
Real Estate                                   3.7
Construction                                  2.9
Transportation                                2.8
Aerospace                                     1.8
Airlines                                      1.7
Retailing                                     1.4
Automotive                                    1.0
Paper/Forest Products                         1.0
Other (below 1%)                              1.6
-----------------------------------------------------
Total                                        99.4%
-----------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING JAPAN FUND

PORTFOLIO OF INVESTMENTS                     AS OF OCTOBER 31, 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.2%

                  COMMON STOCKS -- 98.2%

                  ADVERTISING -- 0.2%
             39   Advance Create Co., LTD (W/I)*                                 $          88,144

                  AEROSPACE -- 1.0%
         35,000   Japan Aviation Electronics
                  Industry LTD (f)                                                         347,451
         40,000   Sumitomo Precision
                  Products Co., LTD (f)                                                    118,782
                  --------------------------------------------------------------------------------
                                                                                           466,233
                  --------------------------------------------------------------------------------

                  AUTOMOTIVE -- 13.0%
         63,000   Calsonic Kansei Corp. (f)                                                455,269
         14,400   Denso Corp. (f)                                                          343,832
         19,000   Honda Motor Co., LTD (f)                                                 921,110
        429,000   Mitsubishi Motors Corp.*                                                 468,632
         15,000   Musashi Seimitsu
                  Industry Co., LTD (f)                                                    325,642
        122,200   Nissan Motor Co., LTD (f)                                              1,373,696
         18,900   Showa Corp. (f)                                                          249,172
         55,300   Toyota Motor Corp. (f) (l)                                             2,141,252
                  --------------------------------------------------------------------------------
                                                                                         6,278,605
                  --------------------------------------------------------------------------------

                  BANKING -- 7.9%
            107   Mitsubishi Tokyo Financial
                  Group, Inc. (f)                                                          905,298
            315   Mizuho Financial Group, Inc. (f)                                       1,214,077
         68,000   Shinsei Bank LTD (f) (l)                                                 443,036
             66   Sumitomo Mitsui Financial
                  Group, Inc. (f) (I)                                                      428,561
         85,000   The 77 Bank LTD (f)                                                      505,448
         64,000   The Hiroshima Bank LTD (l)                                               298,333
                  --------------------------------------------------------------------------------
                                                                                         3,794,753
                  --------------------------------------------------------------------------------

                  BUSINESS SERVICES -- 0.4%
          4,600   Arrk Corp. (f)                                                           170,866

                  CHEMICALS -- 5.6%
         28,000   Fujikura Kasei Co., LTD (f)                                              225,480
         19,700   Hitachi Chemical Co., LTD (f)                                            310,180
         31,600   JSR Corp. (f)                                                            574,501
         26,000   Nissan Chemical Industries LTD (f)                                       210,744
         10,800   Nitto Denko Corp. (f)                                                    511,681
         10,300   Shin-Etsu Chemical Co., LTD (f)                                $         390,533
        133,000   Toyo Ink Mfg. Co., LTD (f)                                               457,489
                  --------------------------------------------------------------------------------
                                                                                         2,680,608
                  --------------------------------------------------------------------------------

                  COMPUTER SOFTWARE -- 0.8%
             53   Cybernet Systems Co., LTD (f)                                            157,293
         35,000   Yuke's Co., LTD                                                          226,433
                  --------------------------------------------------------------------------------
                                                                                           383,726
                  --------------------------------------------------------------------------------

                  CONSTRUCTION -- 0.9%
          8,000   Daikin Industries LTD (f)                                                194,480
         34,000   Sekisui Chemical Co., LTD (f)                                            215,803
                  --------------------------------------------------------------------------------
                                                                                           410,283
                  --------------------------------------------------------------------------------

                  CONSTRUCTION MATERIALS -- 0.8%
         73,000   Sanwa Shutter Corp. (f)                                                  372,461

                  CONSUMER PRODUCTS -- 0.5%
         23,000   Sankyo Seiki
                  Manufacturing Co., LTD* (f)                                              226,376

                  CONSUMER SERVICES -- 2.2%
         24,100   Park24 Co., LTD* (f) (l)                                                 408,732
         15,100   Park24 Co., LTD (W/I)*                                                   256,667
          4,900   TIS, Inc. (f) (l)                                                        165,117
          2,630   USS Co., LTD (f)                                                         212,359
                  --------------------------------------------------------------------------------
                                                                                         1,042,875
                  --------------------------------------------------------------------------------

                  DISTRIBUTION -- 5.3%
         30,900   Advan Co., LTD (f) (l)                                                   372,307
         17,300   Misumi Corp. (f) (l)                                                     472,871
         69,200   Mitsubishi Corp. (f) (l)                                                 763,027
         57,000   Mitsui & Co., LTD (f)                                                    478,144
         59,000   Sumitomo Corp. (f)                                                       437,964
                  --------------------------------------------------------------------------------
                                                                                         2,524,313
                  --------------------------------------------------------------------------------

                  ELECTRONICS/ELECTRICAL EQUIPMENT -- 13.9%
         11,200   Cosel Co., LTD (f)                                                       260,502
         13,100   Enplas Corp. (f)                                                         379,317
         10,500   Fanuc LTD (f) (l)                                                        632,082
         59,000   Fujikura LTD (f) (l)                                                     258,687
         43,500   Ibiden Co., LTD (f) (l)                                                  669,252

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  ELECTRONICS/ELECTRICAL EQUIPMENT -- CONTINUED
         12,500   Iriso Electronics Co., LTD                                     $         200,113
          3,300   Keyence Corp. (f)                                                        742,259
        133,000   Mutoh Industries LTD* (f)                                                339,610
          5,800   Nidec Corp. (f) (l)                                                      627,918
        116,000   Nissin Electric Co., LTD (f)                                             336,947
         83,000   Oki Electric Industry Co., LTD* (f) (l)                                  283,571
         10,700   Omron Corp. (f)                                                          242,260
          4,200   SMC Corp. (f)                                                            448,639
         24,300   Sony Corp. (f)                                                           846,123
         28,000   Sumitomo Electric Industries LTD (f)                                     264,417
         18,300   Toyo Corp. (f)                                                           197,009
                  --------------------------------------------------------------------------------
                                                                                         6,728,706
                  --------------------------------------------------------------------------------

                  ENTERTAINMENT/LEISURE -- 0.5%
          6,700   Mars Engineering Corp. (f) (l)                                           250,901

                  FINANCIAL SERVICES -- 6.8%
          4,160   Acom Co., LTD (f)                                                        260,293
          2,650   Aiful Corp. (f)                                                          263,446
         47,000   Daiwa Securities Group, Inc. (f)                                         287,859
          5,200   Diamond Lease Co., LTD (f) (l)                                           185,509
          2,900   Jafco Co., LTD (f) (l)                                                   148,646
         43,000   Japan Asia Investment Co., LTD (f)                                       161,106
            202   KK DaVinci Advisors* (f)                                                 181,701
         28,200   Lopro Corp. (f) (l)                                                      181,944
         26,400   Matsui Securities Co., LTD (f) (l)                                       698,270
         32,000   Mitsubishi Securities Co., LTD (f) (l)                                   297,191
         80,000   Nikko Cordial Corp. (f)                                                  357,254
          1,070   SFCG & Co., LTD (l)                                                      224,499
                  --------------------------------------------------------------------------------
                                                                                         3,247,718
                  --------------------------------------------------------------------------------

                  FOOD/BEVERAGE PRODUCTS -- 1.1%
         11,400   Ito En LTD (f) (l)                                                       514,250

                  HEALTH CARE/HEALTH CARE SERVICES -- 0.9%
          4,400   Hoya Corp. (f)                                                           451,177

                  HOTELS/OTHER LODGING -- 0.4%
         10,100   Kyoritsu Maintenance Co., LTD (f)                                        212,718

                  INTERNET SERVICES/SOFTWARE -- 0.4%
            208   eAccess LTD* (f) (l)                                                     184,422

                  MACHINERY & ENGINEERING EQUIPMENT -- 4.4%
         31,000   Amada Co., LTD (f)                                             $         164,587
         76,000   Daifuku Co., LTD (f) (l)                                                 418,411
         31,000   Komatsu LTD (f)                                                          206,953
         63,000   Mori Seiki Co., LTD (f) (l)                                              475,028
         43,000   Nabtesco Corp. (f)                                                       231,094
          6,000   Takeuchi Manufacturing Co., LTD (f)                                      268,113
        120,000   Tsugami Corp. (f)                                                        346,303
                  --------------------------------------------------------------------------------
                                                                                         2,110,489
                  --------------------------------------------------------------------------------

                  MANUFACTURING -- 0.9%
         85,200   NTN Corp. (f) (l)                                                        446,892

                  METALS/MINING -- 1.1%
         87,000   Dowa Mining Co., LTD (f) (l)                                             524,141

                  OFFICE/BUSINESS EQUIPMENT -- 3.0%
         24,300   Canon, Inc. (f)                                                        1,198,612
         35,000   Okamura Corp.                                                            246,210
                  --------------------------------------------------------------------------------
                                                                                         1,444,822
                  --------------------------------------------------------------------------------

                  PHOTOGRAPHIC EQUIPMENT -- 0.4%
         15,500   Konica Minolta Holdings, Inc. (f) (l)                                    205,986

                  REAL ESTATE -- 2.5%
          3,800   Aeon Mall Co., LTD (f)                                                   242,852
          9,100   First Juken Co., LTD                                                     173,105
         18,000   Mitsubishi Estate Co., LTD (f) (l)                                       189,658
         20,000   Mitsui Fudosan Co., LTD (f)                                              211,873
         36,400   The Japan General
                  Estate Co., LTD (f)                                                      378,064
                  --------------------------------------------------------------------------------
                                                                                         1,195,552
                  --------------------------------------------------------------------------------

                  RETAILING -- 8.2%
         25,300   AEON Co., LTD (f)                                                        404,355
         25,600   EDION Corp. (f)                                                          229,278
          3,020   Gulliver International Co., LTD (f)                                      306,149
         13,700   Izumi Co. LTD (f)                                                        274,307
         45,000   Izumiya Co., LTD (f)                                                     299,722
          7,000   Lawson, Inc. (f)                                                         233,292
         10,100   Otsuka Kagu LTD                                                          228,270
         70,000   Parco Co., LTD (f)                                                       411,860
          3,900   Ryohin Keikaku Co., LTD (f)                                              174,291

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  RETAILING -- CONTINUED
         54,000   Takashimaya Co., LTD (f)                                       $         461,722
         52,800   VT Holdings Co., LTD (W/I)*                                              536,999
            129   Yoshinoya D&C Co., LTD (l)                                               204,087
          5,900   Zakkaya Bulldog Co., LTD                                                 190,018
                  --------------------------------------------------------------------------------
                                                                                         3,954,350
                  --------------------------------------------------------------------------------

                  SEMI-CONDUCTORS -- 1.5%
          7,100   Rohm Co., LTD (f)                                                        726,682

                  STEEL -- 2.5%
         21,800   JFE Holdings, Inc. (f)                                                   584,706
        255,000   Nippon Steel Corp. (f)                                                   595,335
                  --------------------------------------------------------------------------------
                                                                                         1,180,041
                  --------------------------------------------------------------------------------

                  TELECOMMUNICATIONS -- 7.9%
             98   Alpha Group, Inc.                                                        378,378
            245   KDDI Corp. (f)                                                         1,178,333
            128   NextCom KK (f) (l)                                                       349,585
            687   NTT DoCoMo, Inc. (f)                                                   1,210,509
         44,000   Tamura Taiko Holdings, Inc.* (f)                                         215,409
            150   Telepark Corp.                                                           463,320
                  --------------------------------------------------------------------------------
                                                                                         3,795,534
                  --------------------------------------------------------------------------------

                  TEXTILES -- 0.8%
        118,000   Mitsubishi Rayon Co., LTD (f)                                            375,236

                  TOOLS/EQUIPMENT -- 0.4%
         17,200   OSG Corp. (f) (l)                                                        195,561

                  TRANSPORTATION -- 1.6%
        133,000   Mitsui O.S.K. Lines LTD (f)                                              787,078

                  WHOLESALING -- 0.4%
             84   Quin Land Co., LTD (f)                                         $         216,120
                  --------------------------------------------------------------------------------
                  Total Common Stocks                                                   47,187,619
                  (Cost $46,476,579)
                  --------------------------------------------------------------------------------

                  TOTAL INVESTMENTS -- 98.2%                                     $      47,187,619
                  (COST $46,476,579)
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 1.8%                                                      877,577
                  --------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                           $      48,065,196
                  --------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $48,065,196.

                  COLLATERAL INVESTMENTS
--------------------------------------------------------------------------------------------------
                  MONEY MARKET FUND (c)
      3,000,000   Barclays Global Investors
                  Prime Money Market Fund                                        $       3,000,000

PRINCIPAL
AMOUNT
(USD)
--------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT (c)
$     4,451,450   Deutsche Bank Securities, Inc.
                  1.90%, dated 10/29/04, due
                  11/01/04, proceeds $4,452,153
                  collateralized by U.S. Government
                  Agency Securities                                                      4,451,450
                  --------------------------------------------------------------------------------
                                                                                 $       7,451,450
                  --------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS                    AS OF OCTOBER 31, 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.0%

                  COMMON STOCKS -- 96.9%

                  AUSTRALIA -- 1.2%
          6,330   News Corp., LTD (f)                                            $          50,839

                  BELGIUM -- 0.8%
            240   Colruyt SA (f)                                                            34,773

                  BRAZIL -- 1.2%
          2,400   Companhia Vale Do Rio Doce, ADR                                           50,784

                  CHINA -- 1.1%
         70,000   China Life Insurance Co., LTD* (f)                                        46,468

                  FINLAND -- 1.1%
          3,170   Nokia OYJ (f)                                                             48,814

                  FRANCE -- 5.5%
            770   BNP Paribas (f)                                                           52,453
          1,020   Dassault Systemes SA (f)                                                  51,675
            660   Total SA (f)                                                             137,373
                  --------------------------------------------------------------------------------
                                                                                           241,501
                  --------------------------------------------------------------------------------

                  GERMANY -- 6.5%
            890   Altana AG (f)                                                             44,898
          1,530   Bayerische Motoren Werke AG (f)                                           64,636
          1,000   Deutsche Boerse AG (f)                                                    49,904
            460   SAP AG (f)                                                                78,503
            750   Schering AG (f)                                                           48,188
                  --------------------------------------------------------------------------------
                                                                                           286,129
                  --------------------------------------------------------------------------------

                  HONG KONG -- 2.1%
          6,500   Esprit Holdings LTD (f)                                                   34,744
          3,600   HSBC Holdings PLC (Hong Kong
                  Registered Shares) (f)                                                    58,235
                  --------------------------------------------------------------------------------
                                                                                            92,979
                  --------------------------------------------------------------------------------

                  IRELAND -- 1.0%
          2,300   Anglo Irish Bank Corp., PLC                                               43,834

                  ITALY -- 1.0%
          1,920   ENI-Ente Nazionale Idrocarburi SPA (f)                                    43,807

                  JAPAN -- 21.3%
          2,000   Canon, Inc. (f)                                                $          98,651
          2,700   Chugai Pharmaceutical Co., LTD (f)                                        42,205
          1,200   Credit Saison Co., LTD (f)                                                38,317
          2,000   Daikin Industries LTD (f)                                                 48,620
             35   eAccess LTD* (f)                                                          31,033
          1,100   Fanuc LTD (f)                                                             66,218
          2,000   Fujisawa Pharmaceutical Co., LTD (f)                                      52,190
            600   Honda Motor Co., LTD (f)                                                  29,088
            700   Hoya Corp. (f)                                                            71,778
              8   Mitsubishi Tokyo Financial
                  Group, Inc. (f)                                                           67,686
         17,000   Nikko Cordial Corp. (f)                                                   75,915
          1,000   Nitto Denko Corp. (f)                                                     47,378
          1,500   Secom Co., LTD (f)                                                        54,315
          4,000   Sharp Corp. (f)                                                           55,119
          1,800   Shin-Etsu Chemical Co., LTD (f)                                           68,248
            500   SMC Corp. (f)                                                             53,409
            610   Takefuji Corp. (f)                                                        38,448
                  --------------------------------------------------------------------------------
                                                                                           938,618
                  --------------------------------------------------------------------------------

                  LUXEMBOURG -- 1.1%
          4,700   SES Global SA, FDR                                                        48,435

                  MEXICO -- 0.9%
            900   Fomento Economico
                  Mexicano SA de CV, ADR                                                    39,690

                  SOUTH KOREA -- 3.9%
            420   Samsung Electronics Co., LTD, GDR                                         82,320
            130   Samsung Electronics Co., LTD, GDR, #                                      25,518
          3,100   SK Telecom Co., LTD, ADR                                                  61,163
                  --------------------------------------------------------------------------------
                                                                                           169,001
                  --------------------------------------------------------------------------------

                  SPAIN -- 5.4%
          2,010   Altadis SA (f)                                                            73,666
          2,000   Gestevision Telecinco SA*                                                 38,091
          7,500   Telefonica SA (f)                                                        124,146
                  --------------------------------------------------------------------------------
                                                                                           235,903
                  --------------------------------------------------------------------------------

                  SWEDEN -- 1.1%
         16,000   Telefonaktiebolaget LM Ericsson,
                  B Shares* (f)                                                             46,414

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  SWITZERLAND -- 12.4%
          1,360   Adecco SA (f)                                                  $          65,383
            410   Nestle SA (f)                                                             96,799
          2,300   Novartis AG (f)                                                          109,865
          1,555   Roche Holding AG (f)                                                     158,662
          1,650   UBS AG (f)                                                               119,076
                  --------------------------------------------------------------------------------
                                                                                           549,785
                  --------------------------------------------------------------------------------

                  TAIWAN -- 0.8%
          4,451   Taiwan Semiconductor
                  Manufacturing Co., LTD ADR                                                33,694

                  THE NETHERLANDS -- 2.1%
          2,930   Koninklijke Philips Electronics NV (f)                                    69,703
          1,700   Reed Elsevier NV (f)                                                      22,337
                  --------------------------------------------------------------------------------
                                                                                            92,040
                  --------------------------------------------------------------------------------

                  UNITED KINGDOM -- 26.4%
          4,470   Barclays PLC (f)                                                          43,681
          9,360   BG Group PLC (f)                                                          61,096
          5,800   British Sky Broadcasting PLC (f)                                          54,116
         11,250   Centrica PLC (f)                                                          49,717
          7,970   GlaxoSmithKline PLC (f)                                                  167,571
          6,000   Intercontinental Hotels Group PLC (f)                                     73,345
          3,385   Intertek Group PLC (f)                                                    42,670
         12,787   Kingfisher PLC (f)                                                        70,933
          2,200   Reckitt Benckiser PLC (f)                                                 60,256
          3,540   Royal Bank of Scotland Group PLC (f)                                     104,192
          5,200   Smith & Nephew PLC (f)                                                    44,233
          2,500   Standard Chartered PLC (f)                                                44,622
         11,800   Tesco PLC (f)                                                             62,090
         79,000   Vodafone Group PLC (f)                                                   202,726
         19,800   WM Morrison Supermarkets PLC (f)                                          82,210
                  --------------------------------------------------------------------------------
                                                                                         1,163,458
                  --------------------------------------------------------------------------------
                  Total Common Stocks                                                    4,256,966
                  (Cost $3,709,604)
                  --------------------------------------------------------------------------------

                  PREFERRED STOCKS -- 1.1%
                  GERMANY -- 1.1%
             73   Porsche AG (f)                                                            46,476
                  (Cost $29,372)

                  RIGHTS -- 0.0% ^
                  BELGIUM -- 0.0% ^
            240   Colruyt SA, expires 3/31/05*                                   $             351
                  (Cost $0)
                  --------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 98.0%                                     $       4,303,793
                  (COST $3,738,976)

                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 2.0%                                                       85,840
                  --------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                           $       4,389,633
                  --------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $4,389,633.

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2004

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                   PERCENTAGE
-----------------------------------------------------
Pharmaceuticals                              14.2%
Banking                                      12.2
Telecommunications                           12.1
Electronics/Electrical Equipment              7.4
Retailing                                     5.7
Oil & Gas                                     5.5
Financial Services                            4.6
Food/Beverage Products                        3.9
Automotive                                    3.2
Consumer Products                             3.0
Semi-Conductors                               2.6
Chemicals                                     2.6
Business Services                             2.5
Office/Business Equipment                     2.2
Broadcasting/Cable                            2.1
Computers/Computer Hardware                   1.8
Hotels/Other Lodging                          1.7
Manufacturing                                 1.6
Computer Software                             1.2
Metals/Mining                                 1.2
Multi-Media                                   1.2
Utilities                                     1.1
Construction                                  1.1
Insurance                                     1.1
Health Care/Health Care Services              1.0
Other (below 1%)                              1.2
-----------------------------------------------------
Total                                        98.0%
-----------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING INTERNATIONAL VALUE FUND

PORTFOLIO OF INVESTMENTS                AS OF OCTOBER 31, 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.7%

                  COMMON STOCKS -- 98.7%

                  BRAZIL -- 1.1%
         16,270   Petroleo Brasileiro SA
                  (Preferred), ADR +                                             $         530,402

                  FRANCE -- 11.8%
         36,441   AXA (f) +                                                                786,022
         16,996   BNP Paribas (f) +                                                      1,157,595
         39,811   Credit Agricole SA (f) +                                               1,167,423
         17,786   Peugeot SA (f) +                                                       1,093,683
          6,641   Total SA (f) +                                                         1,382,047
                  --------------------------------------------------------------------------------
                                                                                         5,586,770
                  --------------------------------------------------------------------------------

                  GERMANY -- 8.0%
         25,283   Bayer AG (f) +                                                           717,911
         36,926   Commerzbank AG* (f) +                                                    676,332
         12,600   Deutsche Bank AG (f) +                                                   958,942
         17,845   E.ON AG (f) +                                                          1,455,403
                  --------------------------------------------------------------------------------
                                                                                         3,808,588
                  --------------------------------------------------------------------------------

                  HONG KONG -- 2.0%
        285,000   Cathay Pacific Airways LTD (f) +                                         493,877
         48,000   Sun Hung Kai Properties LTD (f) +                                        444,292
                  --------------------------------------------------------------------------------
                                                                                           938,169
                  --------------------------------------------------------------------------------

                  INDIA -- 1.6%
         31,313   Reliance Industries LTD, GDR, # +                                        776,562

                  INDONESIA -- 1.2%
      1,207,000   Telekomunikasi
                  Indonesia TBK PT (f) +                                                   577,549

                  ITALY -- 2.8%
         59,237   ENI-Ente Nazionale
                  Idrocarburi SPA (f) +                                                  1,351,343

                  JAPAN -- 22.5%
         47,100   Asahi Breweries LTD (f) +                                                484,523
         84,000   Daiwa Securities Group, Inc. (f) +                                       514,472
         21,300   Honda Motor Co., LTD (f) +                                             1,032,613
        229,000   Itochu Corp.* (f) (l) +                                                  980,988
             97   Japan Tobacco, Inc. (f) +                                                850,876
        126,000   Kubota Corp. (f) +                                                       573,560
        109,000   Mitsubishi Electric Corp. (f) +                                          509,035
        191,000   Mitsui Chemicals, Inc. (f) +                                             931,634
          5,400   Nintendo Co., LTD (f) +                                        $         607,320
        116,500   Nippon Mining Holdings, Inc. (f) +                                       553,799
            193   Nippon Telegraph &
                  Telephone Corp. (f) +                                                    819,122
          4,300   Rohm Co., LTD (f) +                                                      440,103
         32,000   Sankyo Co., LTD (f) +                                                    664,206
         15,100   Sony Corp. (f) +                                                         525,780
         40,300   Suzuki Motor Corp. (f) +                                                 710,987
            107   UFJ Holdings, Inc.* (f) +                                                496,013
                  --------------------------------------------------------------------------------
                                                                                        10,695,031
                  --------------------------------------------------------------------------------

                  RUSSIA -- 1.0%
          3,950   LUKOIL, ADR +                                                            491,538

                  SINGAPORE -- 0.7%
        217,285   Singapore
                  Telecommunications LTD (f) +                                             316,042

                  SOUTH KOREA -- 1.8%
          8,770   Hyundai Mobis (f) +                                                      450,673
         12,145   Kookmin Bank, ADR* +                                                     408,436
                  --------------------------------------------------------------------------------
                                                                                           859,109
                  --------------------------------------------------------------------------------

                  SPAIN -- 2.3%
         50,020   Iberdrola SA (f) (l) +                                                 1,093,697

                  SWEDEN -- 2.5%
         11,800   Atlas Copco AB, Class A (f) +                                            488,345
         17,618   SKF AB, Ser. B +                                                         681,126
                  --------------------------------------------------------------------------------
                                                                                         1,169,471
                  --------------------------------------------------------------------------------

                  SWITZERLAND -- 6.1%
        114,632   ABB LTD* (f) +                                                           660,585
          7,249   Ciba Specialty Chemicals AG (f) +                                        498,396
         32,319   Compagnie Financiere
                  Richemont AG, Class A (f) +                                              915,429
          5,857   Zurich Financial Services AG* (f) +                                      833,398
                  --------------------------------------------------------------------------------
                                                                                         2,907,808
                  --------------------------------------------------------------------------------

                  THE NETHERLANDS -- 5.6%
         53,196   ING Groep NV (f) +                                                     1,412,646
         72,795   Koninklijke KPN NV (f) +                                                 581,734
         49,450   Koninklijke Wessanen NV (f) (l) +                                        646,952
                  --------------------------------------------------------------------------------
                                                                                         2,641,332
                  --------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  UNITED KINGDOM -- 27.7%
         81,779   Aviva PLC (f) +                                                $         818,209
         43,717   Barclays PLC (f) +                                                       427,252
        179,735   BP PLC (f) +                                                           1,742,347
         74,387   BPB PLC +                                                                572,798
         69,700   Hanson PLC (f) +                                                         513,850
        108,436   HBOS PLC (f) +                                                         1,452,162
        179,289   HSBC Holdings PLC (f) +                                                2,892,355
         31,553   Intercontinental Hotels
                  Group PLC (f) +                                                          385,752
        105,314   Rank Group PLC (f) +                                                     552,783
         45,001   Royal Bank of Scotland
                  Group PLC (f) +                                                        1,324,646
        142,322   Scottish Power PLC (f) +                                               1,150,270
        162,264   Tesco PLC (f) +                                                          853,898
        170,600   TI Automotive LTD,
                  Class A* (f) ( i ) +                                                           0
         47,345   United Business Media PLC (f) +                                          414,321
                  --------------------------------------------------------------------------------
                                                                                        13,100,643
                  --------------------------------------------------------------------------------
                  Total Common Stocks                                                   46,844,054
                  (Cost $39,403,539)
                  --------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.3%

                  U.S. TREASURY SECURITY -- 0.3%
$       160,000   U.S. Treasury Bill,
                  1.64%, 12/16/04 @                                                        159,686
                  (Cost $159,671)

SHARES
--------------------------------------------------------------------------------------------------
                  MONEY MARKET FUND -- 0.0% ^
          2,286   JPMorgan Prime Money
                  Market Fund (a)                                                            2,286
                  (Cost $2,286)
                  --------------------------------------------------------------------------------
                  Total Short-Term Investments                                             161,972
                  (Cost $161,957)
                  --------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 99.0%                                     $      47,006,026
                  (COST $39,565,496)
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 1.0%                                                      451,095
                  --------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                           $      47,457,121
                  --------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $47,457,121.

SHARES            COLLATERAL INVESTMENTS                                                     VALUE
--------------------------------------------------------------------------------------------------
                  MONEY MARKET FUNDS (c)
      1,000,000   Barclays Global Investors
                  Prime Money Market Fund                                        $       1,000,000

PRINCIPAL
AMOUNT
(USD)
--------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT (c)
$     1,301,673   Deutsche Bank Securities, Inc.,
                  1.90%, dated 10/29/04, due
                  11/01/04, proceeds $1,301,878
                  secured by U.S. Government
                  Agency Securities                                                      1,301,673
                  --------------------------------------------------------------------------------
                                                                                 $       2,301,673
                  --------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2004

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                   PERCENTAGE
-----------------------------------------------------
Banking                                      23.1%
Oil & Gas                                    12.7
Insurance                                     8.1
Utilities                                     7.8
Automotive                                    6.9
Chemicals                                     6.2
Telecommunications                            4.8
Retailing                                     3.7
Electronics/Electrical Equipment              3.6
Food/Beverage Products                        2.4
Machinery & Engineering Equipment             2.2
Distribution                                  2.1
Consumer Products                             1.8
Industrial Components                         1.4
Pharmaceuticals                               1.4
Toys & Games                                  1.3
Construction                                  1.2
Entertainment & Leisure                       1.2
Financial Services                            1.1
Construction Materials                        1.1
Airlines                                      1.0
Other (below 1%)                              3.9
-----------------------------------------------------
Total                                        99.0%
-----------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

FUTURES CONTRACTS

                                                                 NOTIONAL            UNREALIZED
NUMBER OF                                                        VALUE AT         APPRECIATION/
CONTRACTS    DESCRIPTION                  EXPIRATION DATE  10/31/04 (USD)  (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
5            DJ Euro Stoxx                December, 2004     $    179,295         $       2,172
1            FTSE 100 Index               December, 2004           84,991                   511
1            Topix Index                  December, 2004          101,704                (3,766)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                 NET UNREALIZED
                              SETTLEMENT     SETTLEMENT         VALUE AT           APPRECIATION
    CONTRACTS TO BUY                DATE    VALUE (USD)   10/31/04 (USD)   (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------
 2,884,477          AUD         11/26/04   $  2,064,420   $    2,149,945          $      85,525
 1,363,150          CHF         11/26/04      1,084,078        1,135,571                 51,493
14,114,276          DKK         11/26/04      2,336,027        2,415,992                 79,965
 3,984,632          EUR         11/26/04      4,876,142        5,068,332                192,190
   190,000          EUR for
26,011,592          JPY         11/26/04        245,278**        241,674**               (3,604)
   560,000          GBP         11/26/04        996,689        1,024,251                 27,562
 3,600,731          HKD         11/26/04        462,673          463,159                    486
97,856,012          JPY         11/26/04        897,108          922,740                 25,632
52,999,440          JPY         11/26/04        496,068          499,762                  3,694
   390,000          EUR
 1,326,085          NOK         11/26/04        197,781          207,480                  9,699
 1,682,435          SEK         11/26/04        225,016          236,517                 11,501
 1,196,395          SGD         11/26/04        708,434          718,759                 10,325
-----------------------------------------------------------------------------------------------
                                           $ 14,589,714   $   15,084,182          $     494,468
-----------------------------------------------------------------------------------------------

                                                                                  NET UNREALIZED
                               SETTLEMENT     SETTLEMENT         VALUE AT           APPRECIATION
       CONTRACTS TO SELL             DATE    VALUE (USD)   10/31/04 (USD)   (DEPRECIATION) (USD)
------------------------------------------------------------------------------------------------
  1,730,034          CHF         11/26/04   $  1,368,209   $    1,441,202             $  (72,993)
  5,145,541          EUR         11/26/04      6,302,659        6,544,974               (242,315)
  1,356,319          GBP         11/26/04      2,434,472        2,480,734                (46,262)
  8,159,117          HKD         11/26/04      1,048,753        1,049,502                   (749)
188,736,900          JPY         11/26/04      1,745,100        1,779,707                (34,607)
  3,306,345          SEK         11/26/04        449,464          464,806                (15,342)
  1,116,443          SGD         11/26/04        654,441          670,726                (16,285)
------------------------------------------------------------------------------------------------
                                            $ 14,003,098   $   14,431,651             $ (428,553)
------------------------------------------------------------------------------------------------

** For cross-currency exchange contracts, the settlement value is the market value at 10/31/04 of the currency being sold, and the value at 10/31/04 is the market value at 10/31/04 of the currency being bought.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS                    AS OF OCTOBER 31, 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.7%

                  COMMON STOCKS -- 97.7%

                  AUSTRALIA -- 1.5%
        352,854   News Corp., LTD +                                              $       2,761,843
        719,595   Southern Pacific
                  Petroleum NL* (f) (i) +                                                        0
                  --------------------------------------------------------------------------------
                                                                                         2,761,843
                  --------------------------------------------------------------------------------

                  BRAZIL -- 1.3%
         76,419   Petroleo Brasileiro SA
                  (Preferred), ADR +                                                     2,491,259

                  FRANCE -- 13.0%
        130,801   AXA (f) +                                                              2,821,342
         60,929   BNP Paribas (f) (l) +                                                  4,149,864
         54,493   Peugeot SA (f) +                                                       3,350,841
         25,193   Sanofi-Aventis (f) +                                                   1,837,472
          5,532   Technip SA (f) +                                                         867,623
        110,289   Thomson SA (f) +                                                       2,499,727
         31,769   Total SA (f) +                                                         6,611,393
         83,339   Veolia Environnement (f) +                                             2,523,488
                  --------------------------------------------------------------------------------
                                                                                        24,661,750
                  --------------------------------------------------------------------------------

                  GERMANY -- 5.3%
         24,342   BASF AG (f) +                                                          1,524,600
         97,840   Bayer AG (f) +                                                         2,778,168
        117,160   Bayerische Hypo-und
                  Vereinsbank AG* (f) +                                                  2,297,340
         13,906   E.ON AG (f)                                                            1,134,145
         36,369   Schering AG (f) +                                                      2,332,202
                  --------------------------------------------------------------------------------
                                                                                        10,066,455
                  --------------------------------------------------------------------------------

                  HONG KONG -- 4.5%
      1,168,000   Cathay Pacific Airways LTD (f) +                                       2,024,029
        113,000   Hutchison Whampoa LTD (f) +                                              867,856
        362,000   Sun Hung Kai Properties LTD (f) +                                      3,350,703
        689,000   Wharf Holdings LTD (f) +                                               2,269,315
                  --------------------------------------------------------------------------------
                                                                                         8,511,903
                  --------------------------------------------------------------------------------

                  INDIA -- 2.1%
        160,618   Reliance Industries LTD, GDR, # +                                      3,983,326

                  INDONESIA -- 0.4%
         35,960   Telekomunikasi Indonesia
                  TBK PT, ADR, +                                                           685,757

                  IRELAND -- 1.2%
         99,282   CRH PLC (f) +                                                  $       2,361,837

                  ITALY -- 0.4%
         30,756   ENI-Ente Nazionale
                  Idrocarburi SPA (f) +                                                    701,621

                  JAPAN -- 18.4%
         23,500   Canon, Inc. (f) +                                                      1,159,152
        449,000   Daiwa Securities Group, Inc. (f) +                                     2,749,975
        368,000   Fujitsu LTD (f) (l) +                                                  2,183,893
         23,900   Honda Motor Co., LTD (f) +                                             1,158,660
        602,000   Itochu Corp.* (f) (l) +                                                2,578,841
            178   Japan Tobacco, Inc. (f) +                                              1,561,401
         76,500   JFE Holdings, Inc. (f) +                                               2,051,837
        223,000   Kubota Corp. (f) +                                                     1,015,109
         10,400   Kyocera Corp. (f) +                                                      752,084
        271,000   Mitsui Chemicals, Inc. (f) +                                           1,321,847
          9,900   NEC Electronics Corp. (f) (l) +                                          482,368
         20,900   Nintendo Co., LTD (f) +                                                2,350,554
            872   Nippon Telegraph & Telephone
                  Corp. (f) +                                                            3,700,906
         65,000   Ricoh Co., LTD (f) +                                                   1,210,875
         12,000   Rohm Co., LTD (f) +                                                    1,228,195
         62,800   Sony Corp. (f) +                                                       2,186,688
         56,600   Suzuki Motor Corp. (f) (l) +                                             998,557
         57,600   Tokyo Electric Power Co. (f) +                                         1,301,818
         47,000   Toyota Motor Corp. (f) +                                               1,819,871
            696   UFJ Holdings, Inc.* (f) +                                              3,226,400
                  --------------------------------------------------------------------------------
                                                                                        35,039,031
                  --------------------------------------------------------------------------------

                  NORWAY -- 0.7%
         91,248   Statoil ASA (f) +                                                      1,326,814

                  SINGAPORE -- 1.6%
        164,000   DBS Group Holdings LTD (f) +                                           1,538,298
      1,094,785   Singapore Telecommunications
                  LTD (f) +                                                              1,592,367
                  --------------------------------------------------------------------------------
                                                                                         3,130,665
                  --------------------------------------------------------------------------------

                  SOUTH KOREA -- 3.1%
         76,338   Kookmin Bank, ADR* +                                                   2,567,247
         57,458   POSCO, ADR +                                                           2,148,354

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                       ANNUAL REPORT OCTOBER 31 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  SOUTH KOREA -- CONTINUED
          3,240   Samsung Electronics Co.,
                  LTD (f) +                                                      $       1,273,978
                  --------------------------------------------------------------------------------
                                                                                         5,989,579
                  --------------------------------------------------------------------------------

                  SPAIN -- 2.0%
         82,115   Iberdrola SA (f) +                                                     1,795,461
         76,200   Industria de Diseno Textil SA +                                        1,930,850
                  --------------------------------------------------------------------------------
                                                                                         3,726,311
                  --------------------------------------------------------------------------------

                  SWEDEN -- 1.6%
         50,605   Atlas Copco AB, Class A (f) (l) +                                      2,094,298
         25,025   SKF AB, Ser. B +                                                         967,486
                  --------------------------------------------------------------------------------
                                                                                         3,061,784
                  --------------------------------------------------------------------------------

                  SWITZERLAND -- 8.4%
        542,812   ABB LTD* (f) +                                                         3,128,042
        130,261   Compagnie Financiere
                  Richemont AG, Class A (f) +                                            3,689,616
         32,630   Roche Holding AG (f) +                                                 3,330,054
         16,617   Synthes, Inc.* (f) +                                                   1,768,997
         40,677   UBS AG (f) +                                                           2,936,166
          8,347   Zurich Financial Services AG* (f) +                                    1,187,702
                  --------------------------------------------------------------------------------
                                                                                        16,040,577
                  --------------------------------------------------------------------------------

                  TAIWAN -- 1.5%
         58,025   Hon Hai Precision Industry Co.,
                  GDR, Regulation S +                                                      440,990
        715,573   United Microelectronics
                  Corp., ADR* +                                                          2,504,506
                  --------------------------------------------------------------------------------
                                                                                         2,945,496
                  --------------------------------------------------------------------------------

                  THE NETHERLANDS -- 5.1%
        134,748   ING Groep NV (f) +                                                     3,578,299
        494,293   Koninklijke KPN NV (f) +                                               3,950,092
         69,703   Koninklijke Philips
                  Electronics NV (f) +                                                   1,657,922
         44,855   Koninklijke Wessanen NV (f) (l) +                                        586,836
                  --------------------------------------------------------------------------------
                                                                                         9,773,149
                  --------------------------------------------------------------------------------

                  UNITED KINGDOM -- 25.6%
         82,347   AstraZeneca PLC (f) +                                          $       3,372,011
        159,667   BBA Group PLC (f) +                                                      773,969
        260,740   BP PLC (f) +                                                           2,527,608
         45,522   British American Tobacco PLC (f) +                                       684,128
        153,084   British Sky Broadcasting PLC (f) +                                     1,428,470
        317,938   Cadbury Schweppes PLC (f) +                                            2,645,542
        241,069   Centrica PLC (f) +                                                     1,065,467
        405,450   HSBC Holdings PLC (f) +                                                6,540,866
         47,215   Imperial Tobacco Group PLC (f) +                                       1,102,536
        164,369   Intercontinental Hotels
                  Group PLC (f) +                                                        2,009,499
        178,683   Rank Group PLC (f) +                                                     937,891
        138,555   Reckitt Benckiser PLC (f) +                                            3,795,331
        259,524   Royal Bank of Scotland
                  Group PLC (f) +                                                        7,639,329
         98,460   SABMiller PLC (f) +                                                    1,418,199
        198,185   Scottish Power PLC (f) +                                               1,601,765
        787,618   Tesco PLC (f) +                                                        4,144,761
      2,720,647   Vodafone Group PLC (f) +                                               6,982,388
                  --------------------------------------------------------------------------------
                                                                                        48,669,760
                  --------------------------------------------------------------------------------
                  Total Common Stocks                                                  185,928,917
                  (Cost $152,320,388)
                  --------------------------------------------------------------------------------

PRINCIPAL
AMOUNT
(USD)
--------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.4%

                  U.S. TREASURY SECURITY -- 0.0%^
$        40,000   U.S. Treasury Bill, 1.59%,
                  12/16/04 @                                                                39,920
                  (Cost $39,920)

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  MONEY MARKET FUND -- 1.4%
      2,650,155   JPMorgan Prime Money
                  Market Fund (a)                                                $       2,650,155
                  (Cost $2,650,155)
                  --------------------------------------------------------------------------------
                  Total Short-Term Investments                                           2,690,075
                  (Cost $2,690,075)
                  --------------------------------------------------------------------------------

                  TOTAL INVESTMENTS -- 99.1%                                     $     188,618,992
                  (COST $155,010,463)
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 0.9%                                                    1,807,477
                  --------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                           $     190,426,469
                  --------------------------------------------------------------------------------
                  Percentages indicated are based on net assets of $190,426,469.

SHARES            COLLATERAL INVESTMENTS                                                     VALUE
--------------------------------------------------------------------------------------------------
                  MONEY MARKET FUND (c)
      6,000,000   Barclays Global Investment
                  Prime Money Market Fund                                        $       6,000,000

PRINCIPAL
AMOUNT
(USD)
--------------------------------------------------------------------------------------------------
                  REPURCHASE AGREEMENT (c)
$     3,338,823   Deutsche Bank Securities, Inc.,
                  1.90%, dated 10/29/04,
                  due 11/01/04, proceeds
                  $3,339,350, secured
                  by U.S. Government
                  Agency Securities                                                      3,338,823
                  --------------------------------------------------------------------------------
                                                                                 $       9,338,823
                  --------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2004

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                   PERCENTAGE
-----------------------------------------------------
Banking                                      16.2%
Telecommunications                            8.9
Oil & Gas                                     7.2
Electronics/Electrical Equipment              6.3
Pharmaceuticals                               5.7
Retailing                                     5.6
Chemicals                                     5.0
Utilities                                     5.0
Insurance                                     4.0
Automotive                                    3.9
Consumer Products                             3.8
Real Estate                                   2.9
Food/Beverage Products                        2.4
Semi-Conductors                               2.2
Steel                                         2.2
Machinery & Engineering Equipment             1.6
Multi-Media                                   1.5
Financial Services                            1.4
Distribution                                  1.4
Office/Business Equipment                     1.2
Construction Materials                        1.2
Toys & Games                                  1.2
Computers/Computer Hardware                   1.2
Hotels/Other Lodging                          1.1
Airlines                                      1.1
Other (below 1%)                              4.9
-----------------------------------------------------
Total                                        99.1%
-----------------------------------------------------

FUTURES CONTRACTS

                                                                        NOTIONAL             UNREALIZED
NUMBER OF                                                               VALUE AT          APPRECIATION/
CONTRACTS   DESCRIPTION                   EXPIRATION DATE         10/31/04 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------
            LONG FUTURES OUTSTANDING
6           DJ Euro Stoxx                  December, 2004             $  215,155         $        3,106
2           FTSE 100 Index                 December, 2004                169,982                   (195)
2           Topix Index                    December, 2004                203,409                 (4,484)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                                                            NET UNREALIZED
                                      SETTLEMENT      SETTLEMENT          VALUE AT            APPRECIATION
        CONTRACTS TO BUY                    DATE     VALUE (USD)    10/31/04 (USD)    (DEPRECIATION) (USD)
----------------------------------------------------------------------------------------------------------
     6,325,446         AUD               11/8/04   $   4,494,483    $    4,722,262        $    227,779
     3,297,041         CHF               11/8/04       2,670,399         2,744,813              74,414
    19,223,235         EUR               11/8/04      23,589,484        24,452,532             863,048
       750,000         EUR for
   102,784,786         JPY               11/8/04         968,254**         954,023**           (14,231)
     1,770,000         GBP               11/8/04       3,163,470         3,241,719              78,249
 1,077,403,354         JPY               11/8/04       9,788,269        10,149,359             361,090
   206,779,280         JPY for
     1,520,000         EUR               11/8/04       1,933,485**       1,947,903**            14,418
     2,464,817         NOK               11/8/04         362,783           385,626              22,843
     6,552,441         SEK               11/8/04         866,679           921,165              54,486
----------------------------------------------------------------------------------------------------------
                                                   $  47,837,306    $   49,519,402        $  1,682,096
----------------------------------------------------------------------------------------------------------

                                                                                            NET UNREALIZED
                                      SETTLEMENT      SETTLEMENT          VALUE AT            APPRECIATION
        CONTRACTS TO SELL                   DATE     VALUE (USD)    10/31/04 (USD)    (DEPRECIATION) (USD)
----------------------------------------------------------------------------------------------------------
     8,468,622         CHF               11/8/04   $   6,766,886    $    7,050,195        $    (283,309)
     8,915,000         EUR               11/8/04      10,878,424        11,340,148             (461,724)
       880,000         EUR                2/7/05       1,121,098         1,119,445                1,653
     3,947,778         GBP               11/8/04       7,164,278         7,230,276              (65,998)
    57,272,257         HKD               11/8/04       7,359,381         7,360,415               (1,034)
   906,241,409         JPY               11/8/04       8,263,307         8,536,979             (273,672)
     9,445,723         SEK               11/8/04       1,258,339         1,327,913              (69,574)
     4,249,830         SGD               11/8/04       2,470,257         2,552,343              (82,086)
----------------------------------------------------------------------------------------------------------
                                                   $  45,281,970    $   46,517,714        $  (1,235,744)
----------------------------------------------------------------------------------------------------------

** For cross-currency exchange contracts, the settlement value is the market value at 10/31/04 of the currency being sold, and the value at 10/31/04 of the currency being bought.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS                                  AS OF OCTOBER 31, 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.9%

                  COMMON STOCKS -- 94.0%

                  ARGENTINA -- 3.1%
         53,952   Bunge LTD                                                      $       2,575,129

                  BRAZIL -- 9.7%
         77,805   Cia de Bebidas das
                  Americas, ADR                                                          1,929,564
         68,091   Petroleo Brasileiro SA
                  (Preferred), ADR                                                       2,219,767
        128,637   Tele Norte Leste
                  Participacoes SA, ADR                                                  1,682,572
         88,417   Uniao de Bancos
                  Brasileiros SA, GDR                                                    2,338,630
                  --------------------------------------------------------------------------------
                                                                                         8,170,533
                  --------------------------------------------------------------------------------

                  CHILE -- 1.4%
        111,917   Cia de Telecomunicaciones
                  de Chile SA, ADR                                                       1,156,103

                  CHINA -- 2.5%
      5,818,131   PICC Property & Casualty Co.,
                  LTD, Class H* (f)                                                      2,100,094

                  EGYPT -- 2.8%
         68,850   Orascom Telecom
                  Holding SAE* (f)                                                       2,371,109

                  HONG KONG -- 2.2%
      6,115,000   Guangdong Kelon Electrical
                  Holdings, Class H* (f)                                                 1,845,530

                  HUNGARY -- 2.5%
         18,127   Gedeon Richter LTD, ADR* #                                             2,129,099

                  INDIA -- 5.2%
        125,317   Dr. Reddy's Laboratories
                  LTD, ADR                                                               2,077,756
         90,827   Reliance Industries LTD, GDR, #                                        2,252,510
                  --------------------------------------------------------------------------------
                                                                                         4,330,266
                  --------------------------------------------------------------------------------

                  INDONESIA -- 5.3%
      9,908,500   Bank Rakyat Indonesia (f)                                              2,125,658
        122,109   Telekomunikasi Indonesia
                  TBK PT, ADR                                                    $       2,328,619
                  --------------------------------------------------------------------------------
                                                                                         4,454,277
                  --------------------------------------------------------------------------------

                  MALAYSIA -- 3.4%
      3,000,000   Airasia BHD                                                              986,842
      7,596,000   Star Cruises LTD* (f)                                                  1,897,481
                  --------------------------------------------------------------------------------
                                                                                         2,884,323
                  --------------------------------------------------------------------------------

                  MEXICO -- 5.7%
         53,687   America Movil SA de CV,
                  Ser. L, ADR                                                            2,362,227
         78,007   Grupo Elektra SA de CV, ADR                                            2,466,582
                  --------------------------------------------------------------------------------
                                                                                         4,828,809
                  --------------------------------------------------------------------------------

                  PHILIPPINES -- 3.0%
     19,014,281   SM Prime Holdings, Inc.                                                2,531,637

                  RUSSIA -- 5.2%
         14,591   Mobile Telesystems, ADR                                                2,117,446
         19,587   Vimpel-Communications, ADR*                                            2,232,918
                  --------------------------------------------------------------------------------
                                                                                         4,350,364
                  --------------------------------------------------------------------------------

                  SOUTH AFRICA -- 10.3%
        518,427   Discovery Holdings LTD*                                                1,397,627
      1,172,874   FirstRand LTD                                                          2,314,318
         73,275   Massmart Holdings LTD                                                    509,325
        180,955   Nedcor LTD (f)                                                         1,957,223
      1,409,879   Steinhoff International
                  Holdings LTD                                                           2,443,103
                  --------------------------------------------------------------------------------
                                                                                         8,621,596
                  --------------------------------------------------------------------------------

                  SOUTH KOREA -- 16.1%
        382,270   Daeduck Electronics Co. (f)                                            2,773,586
         52,170   Daelim Industrial Co., LTD (f)                                         2,241,911
        212,790   Good Morning Shinhan
                  Securities Co., LTD* (f)                                                 676,745
         65,226   Kookmin Bank* (f)                                                      2,187,349
          4,545   Samsung Electronics Co., LTD (f)                                       1,787,108
          6,430   Shinsegae Co., LTD (f)                                                 1,810,375
        106,258   SK Telecom Co., LTD, ADR                                               2,096,470
                  --------------------------------------------------------------------------------
                                                                                        13,573,544
                  --------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                       ANNUAL REPORT OCTOBER 31 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  TAIWAN -- 7.0%
      1,220,649   Quanta Computer, Inc. (f)                                      $       1,972,688
      1,439,096   Synnex Technology
                  International Corp. (f)                                                2,063,773
      1,499,751   Tong Yang Industry (f)                                                 1,872,595
                  --------------------------------------------------------------------------------
                                                                                         5,909,056
                  --------------------------------------------------------------------------------

                  THAILAND -- 2.4%
      2,905,000   Kiatnakin Public Finance Co., LTD                                      2,016,133

                  TURKEY -- 6.2%
    143,491,020   Anadolu Efes Biracilik Ve
                  Malt Sanayii AS                                                        2,267,440
    567,629,800   Hurriyet Gazetecilik AS                                                1,124,096
    814,182,820   Yapi Ve Kredi Bankasi AS*                                              1,833,223
                  --------------------------------------------------------------------------------
                                                                                         5,224,759
                  --------------------------------------------------------------------------------
                  Total Common Stocks                                                   79,072,361
                  (Cost $72,090,206)
                  --------------------------------------------------------------------------------

                  PREFERRED STOCKS -- 2.9%
                  BRAZIL -- 2.9%
         12,172   Banco Itau Holding Financeira SA                                       1,474,619
        654,022   Itausa Investimentos Itau SA                                             948,057
                  --------------------------------------------------------------------------------
                  Total Preferred Stocks                                                 2,422,676
                  (Cost $1,320,875)
                  --------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 96.9%                                     $      81,495,037
                  (COST $73,411,081)
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 3.1%                                                    2,572,069
                  --------------------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                           $      84,067,106
                  --------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $84,100,042.

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2004

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                   PERCENTAGE
-----------------------------------------------------
Telecommunications                           16.6%
Banking                                      14.2
Financial Services                            7.1
Retailing                                     5.7
Electronics/Electrical Equipment              5.4
Pharmaceuticals                               5.0
Food/Beverage Products                        5.0
Computers/Computer Hardware                   4.8
Insurance                                     4.1
Agricultural Production/Services              3.1
Real Estate                                   3.0
Consumer Products                             2.9
Telecommunications Equipment                  2.8
Chemicals                                     2.7
Construction                                  2.7
Oil & Gas                                     2.6
Entertainment/Leisure                         2.3
Automotive                                    2.2
Applainces & Household Durables               2.2
Multi-Media                                   1.3
Airlines                                      1.2
-----------------------------------------------------
Total                                        96.9%
-----------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING ASIA EQUITY FUND

PORTFOLIO OF INVESTMENTS                                  AS OF OCTOBER 31, 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.7%

                  COMMON STOCKS -- 98.1%

                  CHINA -- 4.4%
        500,000   China Life Insurance Co., LTD* (f)                             $         331,920
      1,962,000   China Petroleum & Chemical Corp.,
                  Class H (f)                                                              749,113
        380,000   China Telecom Corp., LTD,
                  Class H (f)                                                              122,275
        700,000   PetroChina Co., LTD, Class H (f)                                         368,044
                  --------------------------------------------------------------------------------
                                                                                         1,571,352
                  --------------------------------------------------------------------------------

                  HONG KONG -- 31.6%
      1,000,000   Brilliance China Automotive
                  Holdings LTD (f)                                                         210,337
        230,000   Cathay Pacific Airways LTD (f)                                           398,567
        100,000   Cheung Kong Holdings LTD (f)                                             828,254
        244,000   China Merchants Holdings
                  International Co., LTD (f)                                               361,385
        329,500   China Mobile Hong Kong LTD (f)                                           958,737
      1,300,000   CNOOC LTD (f)                                                            669,725
        500,000   Denway Motors LTD (f)                                                    169,049
        170,000   Esprit Holdings LTD (f)                                                  908,711
         45,000   Henderson Land Development Co.,
                  LTD (f)                                                                  208,816
        120,800   HSBC Holdings PLC (Hong Kong
                  Registered Shares) (f)                                                 1,954,142
         50,000   Hutchison Whampoa LTD (f)                                                384,007
        300,000   Hysan Development Co., LTD (f)                                           497,759
        110,000   Sun Hung Kai Properties LTD (f)                                        1,018,169
         80,000   Swire Pacific LTD (f)                                                    565,383
        270,000   Techtronic Industries Co., LTD (f)                                       538,707
        187,000   Wharf Holdings LTD (f)                                                   615,910
        650,000   Wheelock & Co., LTD (f)                                                  915,048
                  --------------------------------------------------------------------------------
                                                                                        11,202,706
                  --------------------------------------------------------------------------------

                  INDIA -- 0.9%
         40,000   Gujarat Ambuja Cements, GDR                                              304,000

                  INDONESIA -- 2.1%
        250,000   Astra International TBK PT (f)                                           215,945
        100,000   Bank Central Asia TBK PT (f)                                              26,410
        125,000   Gudang Garam TBK PT (f)                                                  175,224
        700,000   Telekomunikasi Indonesia TBK PT (f)                                      334,950
                  --------------------------------------------------------------------------------
                                                                                           752,529
                  --------------------------------------------------------------------------------

                  MALAYSIA -- 4.6%
        150,000   IOI Corp., BHD (f)                                             $         375,364
        140,000   Malaysia International Shipping
                  Corp., BHD (f)                                                           497,197
        200,000   Public Bank BHD (f)                                                      365,880
        120,000   Tanjong PLC (f)                                                          407,585
                  --------------------------------------------------------------------------------
                                                                                         1,646,026
                  --------------------------------------------------------------------------------

                  SINGAPORE -- 9.7%
        659,000   CapitaLand LTD (f)                                                       732,358
        200,000   City Developments LTD (f)                                                756,578
        230,000   ComfortDelgro Corp., LTD                                                 197,508
        120,000   DBS Group Holdings LTD (f)                                             1,125,584
         11,000   Keppel Corp., LTD (f)                                                     52,900
         70,000   Oversea-Chinese Banking Corp. (f)                                        580,328
                  --------------------------------------------------------------------------------
                                                                                         3,445,256
                  --------------------------------------------------------------------------------

                  SOUTH KOREA -- 24.2%
         29,490   Daishin Securities Co., LTD (f)                                          346,140
         14,500   Hana Bank (f)                                                            362,573
          9,300   Hyundai Heavy Industries (f)                                             281,824
          6,250   Hyundai Mobis (f)                                                        321,175
         34,890   Kookmin Bank* (f)                                                      1,170,032
          1,550   Kookmin Bank, ADR*                                                        52,127
         14,500   Korea Electric Power Corp. (f)                                           300,038
          3,120   Kumgang Korea Chemical Co.,
                  LTD (f)                                                                  332,081
          3,670   POSCO (f)                                                                548,464
          8,520   Samsung Electronics Co., LTD (f)                                       3,350,090
          4,400   Sindo Ricoh Co., LTD (f)                                                 235,889
          4,600   SK Telecom Co., LTD (f)                                                  724,200
         47,400   Ssangyong Motor Co.* (f)                                                 291,365
         11,300   You Eal Electronics Co., LTD (f)                                         252,684
                  --------------------------------------------------------------------------------
                                                                                         8,568,682
                  --------------------------------------------------------------------------------

                  TAIWAN -- 15.9%
        160,000   AU Optronics Corp. (f)                                                   169,678
        550,000   Cathay Financial Holding Co., LTD (f)                                  1,054,572
        512,250   China Steel Corp. (f)                                                    515,806
        630,820   Chinatrust Financial Holding Co. (f)                                     720,988
        599,000   First Financial Holding Co., LTD* (f)                                    483,078
        317,000   Formosa Petrochemical Corp. (f)                                          532,624

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                       ANNUAL REPORT OCTOBER 31 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  TAIWAN -- CONTINUED
        168,749   Hon Hai Precision Industry Co.,
                  LTD (f)                                                        $         621,076
        129,000   Synnex Technology International
                  Corp. (f)                                                                184,996
        231,000   Taiwan Cellular Corp. (f)                                                231,383
        650,013   Taiwan Semiconductor
                  Manufacturing Co., LTD (f)                                               863,366
        400,000   Yuanta Core Pacific Securities
                  Co.* (f)                                                                 281,686
                  --------------------------------------------------------------------------------
                                                                                         5,659,253
                  --------------------------------------------------------------------------------

                  THAILAND -- 4.7%
        150,000   Bangkok Bank PCL* (f)                                                    350,881
        570,000   Kasikornbank PCL* (f)                                                    653,359
         80,000   PTT PCL                                                                  331,182
         55,000   Siam Cement PCL (f)                                                      343,737
                  --------------------------------------------------------------------------------
                                                                                         1,679,159
                  --------------------------------------------------------------------------------
                  Total Common Stocks                                                   34,828,963
                  (Cost $30,420,771)
                  --------------------------------------------------------------------------------

                  PREFERRED STOCKS -- 0.1%
                  SINGAPORE -- 0.1%
         60,000   City Developments LTD                                                     41,796
                  (Cost $35,206)
                  WARRANTS -- 0.5%
                  SINGAPORE -- 0.1%
         15,000   City Developments LTD,
                  expires 5/10/06                                                           34,229

                  THAILAND -- 0.4%
        170,000   Thoresen Thai Agencies PCL,
                  expires 11/30/04*                                              $         137,648
                  --------------------------------------------------------------------------------
                  Total Warrants                                                           171,877
                  (Cost $32,500)
                  --------------------------------------------------------------------------------

                  TOTAL INVESTMENTS -- 98.7%                                     $      35,042,636
                  (COST $30,488,477)
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 1.3%                                                      475,666
                  --------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                           $      35,518,302
                  --------------------------------------------------------------------------------

                  Percentages indicated are based on net assets of $35,518,302.

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2004

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                   PERCENTAGE
-----------------------------------------------------
Banking                                      22.1%
Real Estate                                  15.9
Electronics/Electrical Equipment              9.9
Oil & Gas                                     7.5
Telecommunications                            7.4
Insurance                                     3.9
Retailing                                     3.2
Steel                                         3.0
Diversified                                   2.8
Automotive                                    2.8
Semi-Conductors                               2.4
Computers/Computer Hardware                   2.3
Construction Materials                        1.8
Financial Services                            1.8
Agricultural Production/Services              1.6
Consumer Products                             1.5
Shipping/Transportation                       1.4
Entertainment/Leisure                         1.2
Airlines                                      1.1
Consumer Services                             1.0
Other (below 1%)                              4.1
-----------------------------------------------------
Total                                        98.7%
-----------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FLEMING INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS                                  AS OF OCTOBER 31, 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 95.5%

                  COMMON STOCKS -- 95.5%

                  AUSTRALIA -- 2.2%
      1,198,100   BHP Billiton LTD (f)                                           $      12,390,156
      1,062,669   News Corp., LTD (f)                                                    8,535,846
        540,678   Woodside Petroleum LTD (f)                                             7,871,972
                  --------------------------------------------------------------------------------
                                                                                        28,797,974
                  --------------------------------------------------------------------------------

                  BELGIUM -- 2.0%
        734,320   Dexia (f)                                                             14,755,588
        429,890   Fortis* (f) (l)                                                       10,955,858
                  --------------------------------------------------------------------------------
                                                                                        25,711,446
                  --------------------------------------------------------------------------------

                  BRAZIL -- 1.0%
        652,341   Cia Vale do Rio Doce, ADR                                             13,803,536

                  FINLAND -- 1.1%
        980,656   Nokia OYJ (f)                                                         15,098,451

                  FRANCE -- 11.2%
        691,144   AXA (f)                                                               14,907,787
        295,046   BNP Paribas (f)                                                       20,095,534
        393,322   Compagnie de Saint-Gobain (f) (l)                                     21,602,653
        234,372   Dassault Systemes SA (f)                                              11,871,878
        216,264   Imerys SA (f)                                                         15,236,138
        131,000   Lafarge SA (f)                                                        11,955,901
        249,327   Total SA (f)                                                          51,887,017
                  --------------------------------------------------------------------------------
                                                                                       147,556,908
                  --------------------------------------------------------------------------------

                  GERMANY -- 4.9%
        169,830   BASF AG (f)                                                           10,636,878
        352,692   Bayerische Motoren Werke AG (f)                                       14,937,881
        560,714   Deutsche Post AG (f)                                                  10,959,039
        171,280   Schering AG (f)                                                       10,983,516
        218,701   Siemens AG (f)                                                        16,315,788
                  --------------------------------------------------------------------------------
                                                                                        63,833,102
                  --------------------------------------------------------------------------------

                  HONG KONG -- 3.4%
        881,000   Cheung Kong Holdings LTD (f)                                           7,296,919
      2,312,000   HSBC Holdings PLC (Hong Kong
                  Registered Shares) (f)                                                37,400,481
                  --------------------------------------------------------------------------------
                                                                                        44,697,400
                  --------------------------------------------------------------------------------

                  IRELAND -- 0.7%
        703,800   Bank of Ireland (f)                                                    9,647,950

                  ITALY -- 4.5%
      2,031,779   ENI-Ente Nazionale
                  Idrocarburi SPA (f)                                            $      46,349,911
      5,070,945   Telecom Italia SPA                                                    12,611,241
                  --------------------------------------------------------------------------------
                                                                                        58,961,152
                  --------------------------------------------------------------------------------

                  JAPAN -- 19.0%
        443,100   Canon, Inc. (f)                                                       21,856,186
        467,800   Chugai Pharmaceutical
                  Co., LTD (f)                                                           7,312,362
        184,700   Credit Saison Co., LTD (f)                                             5,897,552
        480,000   Daikin Industries LTD (f)                                             11,668,799
        152,900   Fanuc LTD (f)                                                          9,204,312
         50,700   Hirose Electric Co., LTD (f) (l)                                       5,009,909
        395,900   Honda Motor Co., LTD (f)                                              19,193,026
        150,200   Hoya Corp. (f)                                                        15,401,537
        377,000   Kao Corp. (f) (l)                                                      8,680,032
        537,000   Matsushita Electric Industrial
                  Co., LTD (f)                                                           7,770,117
        914,000   Mitsubishi Corp. (f)                                                  10,078,125
          1,860   Mitsubishi Tokyo Financial
                  Group, Inc. (f)                                                       15,736,964
      1,859,000   Nikko Cordial Corp. (f)                                                8,301,682
         84,200   Nintendo Co., LTD (f)                                                  9,469,698
          1,632   Nippon Telegraph &
                  Telephone Corp. (f)                                                    6,926,465
          1,032   Nippon Unipac Holding (f) (l)                                          4,570,771
        195,000   Nitto Denko Corp. (f)                                                  9,238,692
             60   ORIX Corp. (f) (l)                                                         7,012
        237,500   Secom Co., LTD (f)                                                     8,599,903
        449,000   Sharp Corp. (f) (l)                                                    6,187,130
        346,000   Shin-Etsu Chemical Co., LTD (f)                                       13,118,885
         89,500   SMC Corp. (f)                                                          9,560,276
      1,559,000   Sumitomo Corp. (f)                                                    11,572,645
        111,910   Takefuji Corp. (f) (l)                                                 7,053,604
        479,600   Yamanouchi Pharmaceutical
                  Co., LTD (f)                                                          17,578,755
                  --------------------------------------------------------------------------------
                                                                                       249,994,439
                  --------------------------------------------------------------------------------

                  MEXICO -- 0.6%
        186,300   Fomento Economico Mexicano
                  SA de CV, ADR                                                          8,215,830

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                       ANNUAL REPORT OCTOBER 31 2004

SHARES            ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  RUSSIA -- 0.2%
        151,499   YUKOS, ADR                                                     $       2,533,063

                  SOUTH KOREA -- 2.2%
        235,370   POSCO, ADR                                                             8,800,484
         51,780   Samsung Electronics Co.,
                  LTD, GDR (f)                                                          10,181,912
         17,110   Samsung Electronics Co.,
                  LTD, GDR, #                                                            3,358,573
        319,630   SK Telecom Co., LTD, ADR                                               6,306,300
                  --------------------------------------------------------------------------------
                                                                                        28,647,269
                  --------------------------------------------------------------------------------

                  SPAIN -- 2.3%
        348,886   Altadis SA (f) (l)                                                    12,784,502
        313,603   Banco Popular Espanol (f) (l)                                         17,768,953
                  --------------------------------------------------------------------------------
                                                                                        30,553,455
                  --------------------------------------------------------------------------------

                  SWEDEN -- 0.6%
      2,846,000   Telefonaktiebolaget
                  LM Ericsson, B Shares* (f)                                             8,254,600

                  SWITZERLAND -- 10.5%
        331,600   Adecco SA (f)                                                         15,945,088
        253,260   Holcim LTD (f)                                                        13,514,396
         97,640   Nestle SA (f)                                                         23,057,105
        542,470   Novartis AG (f)                                                       25,917,659
        205,390   Roche Holding AG (f)                                                  20,961,070
        365,500   UBS AG (f)                                                            26,382,685
         84,769   Zurich Financial Services AG* (f)                                     12,061,854
                  --------------------------------------------------------------------------------
                                                                                       137,839,857
                  --------------------------------------------------------------------------------

                  THE NETHERLANDS -- 4.7%
        757,785   ABN AMRO Holding NV (f)                                               18,155,544
        418,778   ING Groep NV (f)                                                      11,120,856
        527,403   Koninklijke Philips
                  Electronics NV (f)                                                    12,544,555
        708,130   Reed Elsevier NV (f)                                                   9,302,822
        554,680   Wolters Kluwer NV (f)                                                 10,112,514
                  --------------------------------------------------------------------------------
                                                                                        61,236,291
                  --------------------------------------------------------------------------------

                  UNITED KINGDOM -- 24.4%
      1,324,960   Allied Domecq PLC (f)                                                 11,791,636
        818,536   Aviva PLC (f)                                                          8,189,556
      2,350,712   Barclays PLC (f)                                               $      22,973,837
      2,523,630   BG Group PLC (f)                                                      16,474,329
      2,014,416   Centrica PLC (f)                                                       8,903,229
        718,462   GKN PLC (f)                                                            2,818,229
      1,630,416   GlaxoSmithKline PLC (f)                                               34,283,889
        863,245   Intercontinental Hotels
                  Group PLC (f)                                                         10,553,631
      2,174,430   Kingfisher PLC (f)                                                    12,063,505
      1,459,786   National Grid Transco PLC (f)                                         12,707,879
        571,450   Reckitt Benckiser PLC (f)                                             15,653,291
        743,820   Royal Bank of Scotland
                  Group PLC (f)                                                         21,895,032
        633,187   Schroders PLC (Non-Voting
                  Shares) (f)                                                            6,676,575
        110,000   Schroders PLC (f)                                                      1,293,054
        580,960   Standard Chartered PLC (f)                                            10,370,604
      4,551,903   Tesco PLC (f)                                                         23,953,935
        903,806   The British Land Co., PLC (f)                                         12,346,022
     17,561,585   Vodafone Group PLC (f)                                                45,070,824
      5,451,521   WM Morrison Supermarkets
                  PLC (f)                                                               22,637,218
      1,186,630   Wolseley PLC
                  (United Kingdom) (f)                                                  20,573,288
                  --------------------------------------------------------------------------------
                                                                                       321,229,563
                  --------------------------------------------------------------------------------
                  Total Common Stocks                                                1,256,612,286
                  (Cost $1,043,438,984)

                  TOTAL INVESTMENTS -- 95.5%                                     $   1,256,612,286
                  (COST $1,043,438,983)
                  --------------------------------------------------------------------------------
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- 4.5%                                                   59,510,660
                  --------------------------------------------------------------------------------

                  NET ASSETS -- 100.0%                                           $   1,316,122,946
                  --------------------------------------------------------------------------------
                  Percentages indicated are based on net assets of $1,316,122,946.


SHARES            COLLATERAL INVESTMENTS                                                     VALUE
--------------------------------------------------------------------------------------------------
                  MONEY MARKET FUND (c)
     40,000,000   Barclays Global Investors
                  Prime Money Market Fund                                        $      40,000,000

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT
(USD)             ISSUER                                                                     VALUE
--------------------------------------------------------------------------------------------------
COLLATERAL INVESTMENTS -- CONTINUED

                  REPURCHASE AGREEMENT (c)
$     3,094,145   Cantor Fitzgerald Securities,
                  1.92%, dated 10/29/04,
                  due 11/01/04, proceeds
                  $3,094,639, secured by
                  U.S. Government Agency
                  Securities                                                     $       3,094,145
                  --------------------------------------------------------------------------------
                                                                                 $      43,094,145
                  --------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2004

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                   PERCENTAGE
-----------------------------------------------------
Banking                                      17.2%
Oil & Gas                                     9.5
Pharmaceuticals                               8.9
Telecommunications                            8.4
Construction                                  5.6
Electronics/Electrical Equipment              5.5
Retailing                                     4.5
Insurance                                     3.5
Food/Beverage Products                        3.3
Distribution                                  3.2
Automotive                                    2.8
Consumer Products                             2.8
Chemicals                                     2.5
Financial Services                            2.2
Metals/Mining                                 2.0
Office/Business Equipment                     1.7
Utilities                                     1.6
Real Estate                                   1.5
Multi-Media                                   1.4
Business Services                             1.2
Healthcare                                    1.2
Other (below 1%)                              5.0
-----------------------------------------------------
Total                                        95.5%
-----------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004


Abbreviations:

*      -- Non-income producing security.
#      -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
+      -- All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
@      -- Security is fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
^      -- Amount rounds to less than 0.1%.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(c)    -- Investment of cash collateral for portfolio securities on loan.
(f) -- Fair valued investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued:

          FUND                                           MARKET VALUE      PERCENTAGE
          -----------------------------------------------------------------------------
          Fleming Intrepid European Fund               $     95,376,559       87.39%
          Fleming Japan Fund                           $     43,004,411       89.47%
          Fleming International Growth Fund            $      3,879,913       88.39%
          Fleming International Value Fund             $     43,383,192       91.42%
          Fleming International Opportunities Fund     $    165,447,299       86.88%
          Fleming Emerging Markets Equity Fund         $     29,683,225       35.31%
          Fleming Asia Equity Fund                     $     33,944,146       95.57%
          Fleming International Equity Fund            $  1,200,983,259       91.25%

(i)    -- Security is considered illiquid and may be difficult to sell.
(l) -- Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
(W/I)  -- When Issued.
ADR    -- American Depositary Receipt.
AUD    -- Australian Dollar.
CHF    -- Swiss Franc.
DKK    -- Danish Krone.
EUR    -- Euro.
GBP    -- Great Britain Pound.
GDR    -- Global Depositary Receipt.
HKD    -- Hong Kong Dollar.
JPY    -- Japanese Yen.
NOK    -- Norwegian Krone.
SEK    -- Swedish Krona.
Ser.   -- Series.
SGD    -- Singapore Dollar.
USD    -- United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JP MORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                 AS OF OCTOBER 31, 2004

                                                            INTREPID                       INTERNATIONAL     INTERNATIONAL
                                                            EUROPEAN             JAPAN            GROWTH             VALUE
                                                                FUND              FUND              FUND              FUND
ASSETS
Investments in non-affiliates, at value              $   108,451,609   $    47,187,619   $     4,303,793   $    47,003,740
Investments in affiliates, at value                               --                --                --             2,286
--------------------------------------------------------------------------------------------------------------------------
Total investment securities, at value                    108,451,609        47,187,619         4,303,793        47,006,026
--------------------------------------------------------------------------------------------------------------------------
Investments held as collateral for
securities lending program                                 1,217,848         7,451,450                --         2,301,673
Cash                                                       1,493,633         1,460,049            99,410            61,068
Foreign currency, at value                                    48,147             2,032                --            55,508
Receivables:
     Investment securities sold                           17,957,187           261,451            44,115            92,935
     Fund shares sold                                         17,760           388,722                --            35,811
     Interest and dividends                                  133,847           138,829            11,939           109,726
     Foreign tax reclaim                                      50,876                --             3,638           283,255
     Variation margin                                             --                --                --             1,980
     Unrealized appreciation on forward
     foreign currency exchange contracts                          --                --                --           498,072
     Securities lending (net)                                    503             3,390                --             7,753
     Expense reimbursements                                    1,549                --            18,854             2,464
--------------------------------------------------------------------------------------------------------------------------
 Total Assets                                            129,372,959        56,893,542         4,481,749        50,456,271
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
     Investment securities purchased                      18,521,459         1,229,286            43,914           149,180
     Collateral for securities
     lending program                                       1,217,848         7,451,450                --         2,301,673
     Fund shares redeemed                                    261,684            19,658                --            15,994
     Unrealized depreciation on forward
     foreign currency exchange contracts                          --                --                --           432,157
Accrued liabilities:
     Investment advisory fees                                 58,781            39,419                --            13,463
     Administration fees                                          --             5,913                --                --
     Shareholder servicing fees                               15,218               200                --             3,800
     Distribution fees                                        17,334            10,254             1,281               319
     Custodian fees                                           63,373            25,050                --            29,068
     Trustees' fees - deferred
     compensation plan                                         2,213               409                99               508
     Other                                                    69,804            46,707            46,822            52,988
--------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                         20,227,714         8,828,346            92,116         2,999,150
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $   109,145,245   $    48,065,196   $     4,389,633   $    47,457,121
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                            INTREPID                       INTERNATIONAL     INTERNATIONAL
                                                            EUROPEAN             JAPAN            GROWTH             VALUE
                                                                FUND              FUND              FUND              FUND
NET ASSET
Paid in capital                                           94,004,745        48,260,468         4,976,207        65,661,797
Accumulated undistributed
(overdistributed) net investment income                      935,461           (16,367)           (3,927)        1,282,507
Accumulated net realized gain (loss)
on investments, futures and foreign
exchange transactions                                      5,840,304          (895,885)       (1,147,781)      (27,065,088)
Net unrealized appreciation
(depreciation) of investments, futures
and foreign exchange translations                          8,364,735           716,980           565,134         7,577,905
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                     $   109,145,245   $    48,065,196   $     4,389,633   $    47,457,121
--------------------------------------------------------------------------------------------------------------------------
     Class A                                         $    35,781,325   $    47,106,134   $     3,519,409   $       189,295
     Class B                                         $    12,187,372   $       959,062   $       870,224   $       440,955
     Class C                                         $     3,165,231   $            --   $            --   $            --
     Institutional                                   $    37,114,704   $            --   $            --   $    28,804,133
     Select                                          $    20,896,613   $            --   $            --   $    18,022,738
--------------------------------------------------------------------------------------------------------------------------
Total                                                $   109,145,245   $    48,065,196   $     4,389,633   $    47,457,121
--------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding ($0.001
par value; unlimited number of shares authorized):
     Class A                                               1,806,053         6,714,855           407,700            17,877
     Class B                                                 651,414           144,514           102,357            42,339
     Class C                                                 169,370                --                --                --
     Institutional                                         1,840,610                --                --         2,707,737
     Select                                                1,047,068                --                --         1,701,210
Net Asset Value:
     Class A (and redemption price)                  $         19.81   $          7.02   $          8.63   $         10.59
     Class B*                                        $         18.71   $          6.64   $          8.50   $         10.41
     Class C*                                        $         18.69   $            --   $            --   $            --
     Institutional (and redemption price)            $         20.16   $            --   $            --   $         10.64
     Select (and redemption price)                   $         19.96   $            --   $            --   $         10.59
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                                        $         21.02   $          7.45   $          9.16   $         11.24
Cost of investments                                  $   100,107,026   $    46,476,579   $     3,738,976   $    39,565,496
--------------------------------------------------------------------------------------------------------------------------
Cost of foreign currency                             $        48,139   $         2,032   $            --   $        54,162
--------------------------------------------------------------------------------------------------------------------------

----------
*  Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       INTERNATIONAL          EMERGING                       INTERNATIONAL
                                                       OPPORTUNITIES    MARKETS EQUITY       ASIA EQUITY            EQUITY
                                                                FUND              FUND              FUND              FUND
ASSETS
Investments in non-affiliates, at value              $   185,968,837   $    81,495,037   $    35,042,636   $ 1,256,612,286
Investments in affiliates, at value                        2,650,155                --                --                --
--------------------------------------------------------------------------------------------------------------------------
Total investment securities, at value                    188,618,992        81,495,037        35,042,636     1,256,612,286
--------------------------------------------------------------------------------------------------------------------------
Investments held as collateral for
securities lending program                                 9,338,823                --                --        43,094,145
Cash                                                         198,384         2,926,149            23,202        56,743,772
Foreign currency, at value                                   770,705           562,976           397,174            64,144
Receivables:
    Investment securities sold                             3,676,108         2,270,088           126,508                --
    Fund shares sold                                          50,366            89,749            66,589         1,414,804
    Interest and dividends                                   403,232           125,683             1,413         3,055,013
    Foreign tax reclaim                                      558,621             1,136                --           179,063
    Variation margin                                           2,994                --                --                --
    Unrealized appreciation on forward
    foreign currency exchange contracts                    1,697,980                --                --                --
    Securities lending (net)                                     770                24                --            10,201
    Expense reimbursements                                        --             3,914               280                --
--------------------------------------------------------------------------------------------------------------------------
Total Assets                                             205,316,975        87,474,756        35,657,802     1,361,173,428
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Investment securities purchased                        4,061,557         1,915,200            33,449                --
    Collateral for securities
    lending program                                        9,338,823                --                --        43,094,145
    Fund shares redeemed                                       8,880         1,299,437                --           647,685
    Unrealized depreciation on forward
    foreign currency exchange contracts                    1,251,628                --                --                --
Accrued liabilities:
    Investment advisory fees                                  95,546            64,169            13,570           866,030
    Administration fees                                       11,147                --                --            75,779
    Shareholder servicing fees                                11,439             6,170             4,518            57,967
    Distribution fees                                          3,321               448                92            18,600
    Custodian fees                                            35,004            53,655            31,839           153,307
    Trustees' fees - deferred
    compensation plan                                          2,959               562               167            11,554
    Other                                                     70,202            68,009            55,865           125,415
--------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                         14,890,506         3,407,650           139,500        45,050,482
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $   190,426,469   $    84,067,106   $    35,518,302   $ 1,316,122,946
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                       INTERNATIONAL          EMERGING                       INTERNATIONAL
                                                       OPPORTUNITIES    MARKETS EQUITY       ASIA EQUITY            EQUITY
                                                                FUND              FUND              FUND              FUND
NET ASSETS
Paid in capital                                          284,870,761       171,245,820        31,436,726     1,128,860,697
Accumulated undistributed
(overdistributed) net investment income                    3,302,780           472,311           243,645         3,915,559
Accumulated net realized gain (loss)
on investments, futures and foreign
exchange transactions                                   (131,921,879)      (95,736,891)         (721,378)      (29,891,226)
Net unrealized appreciation
(depreciation) of investments and
foreign exchange translations                             34,174,807         8,085,866         4,559,309       213,237,916
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                     $   190,426,469   $    84,067,106   $    35,518,302   $ 1,316,122,946
--------------------------------------------------------------------------------------------------------------------------
     Class A                                         $    12,194,665   $     1,372,415   $       512,627   $    63,621,686
     Class B                                         $     1,199,298   $       301,868   $            --   $       768,147
     Class C                                         $            --   $            --   $            --   $     8,345,604
     Institutional                                   $   139,826,866   $    49,659,613   $    16,904,721   $            --
     Select                                          $    37,205,640   $    32,733,210   $    18,100,954   $ 1,243,387,509
--------------------------------------------------------------------------------------------------------------------------
Total                                                $   190,426,469   $    84,067,106   $    35,518,302   $ 1,316,122,946
--------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding ($0.001
par value; unlimited number of shares authorized):
     Class A                                               1,198,987           144,510           27,981          2,348,449
     Class B                                                 119,091            31,978               --             28,481
     Class C                                                      --                --               --            310,086
     Institutional                                        13,491,159         5,141,786          918,696                 --
     Select                                                3,607,455         3,418,517          985,487         45,808,267
Net Asset Value:
     Class A (and redemption price)                  $         10.17   $          9.50   $         18.32   $         27.09
     Class B*                                        $         10.07   $          9.44   $            --   $         26.97
     Class C*                                        $            --   $            --   $            --   $         26.91
     Institutional (and redemption price)            $         10.36   $          9.66   $         18.40   $            --
     Select (and redemption price)                   $         10.31   $          9.58   $         18.37   $         27.14
Class A Maximum Public Offering
Price Per Share (net asset value per
share/94.25%)                                        $         10.79   $         10.08   $         19.44   $         28.74
Cost of investments                                  $   155,010,463   $    73,411,081   $    30,488,477   $ 1,043,438,983
--------------------------------------------------------------------------------------------------------------------------
Cost of foreign currency                             $       770,753   $       561,824   $       392,151   $        67,841
--------------------------------------------------------------------------------------------------------------------------

*  Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF OPERATIONS              YEAR ENDED OCTOBER 31, 2004

                                                            INTREPID                       INTERNATIONAL     INTERNATIONAL
                                                            EUROPEAN             JAPAN            GROWTH             VALUE
                                                                FUND              FUND              FUND              FUND
INVESTMENT INCOME
Interest                                             $       100,221   $         6,678   $           218   $       118,008
Dividend                                                   2,963,783           233,901            93,267         1,741,371
Dividend income from affiliated
investments*                                                      --                --                --             5,654
Securities lending (net)                                     101,689            18,937                --            24,833
Foreign tax withholding                                     (389,264)          (16,394)          (10,702)         (115,239)
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                    2,776,429           243,122            82,783         1,774,627
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                     625,852           211,194            43,049           270,134
Administration fees                                          144,428            31,679             6,457            67,534
Shareholder servicing fees                                   198,889            52,799            10,762            71,538
Distribution fees                                            204,122            56,397            15,038             3,030
Custodian and accounting fees                                329,607           134,135            90,779           129,365
Interest expense                                                 850                54                --               479
Printing and postage                                          42,976             7,393             7,804             8,104
Professional fees                                             73,413            46,937            56,360            77,147
Registration fees                                             62,214            24,382            46,688            41,421
Transfer agent fees                                          174,562            40,773            33,761            67,195
Trustees' fees                                                 1,445               317                65               675
Other                                                         16,008             7,274             5,729            12,765
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                             1,874,366           613,334           316,492           749,387
--------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                          368,144           147,493            60,269           207,955
Less expense reimbursements                                   16,881            90,801           165,849            36,767
--------------------------------------------------------------------------------------------------------------------------
     Net expenses                                          1,489,341           375,040            90,374           504,665
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               1,287,088          (131,918)           (7,591)        1,269,962
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                            INTREPID                       INTERNATIONAL     INTERNATIONAL
                                                            EUROPEAN             JAPAN            GROWTH             VALUE
                                                                FUND              FUND              FUND              FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                            8,855,935           (33,633)          115,547         9,634,208
    Futures                                                       --                --                --            60,493
    Foreign exchange contracts                              (342,644)            7,616           (11,005)           31,151
Change in net unrealized appreciation
(depreciation) of:
    Investments                                            2,774,496           402,798           335,459          (797,537)
    Futures                                                       --                --                --              (895)
    Foreign exchange translations                             (9,777)            6,513              (857)         (195,451)

Net realized and unrealized gain (loss)
on investments, futures and foreign
exchange transactions                                     11,278,010           383,294           439,144         8,731,969
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                       $   12,565,098    $      251,376    $      431,553   $    10,001,931
--------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                  $           --    $           --    $           --   $           817
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                       INTERNATIONAL          EMERGING                       INTERNATIONAL
                                                       OPPORTUNITIES    MARKETS EQUITY       ASIA EQUITY            EQUITY
                                                                FUND              FUND              FUND              FUND
INVESTMENT INCOME
Interest                                             $       131,932   $        28,267   $         3,896   $        85,941
Dividend                                                   5,104,464         2,191,494         1,166,591        27,155,870
Dividend income from affiliated
investments*                                                  29,009                --                --                --
Securities lending (net)                                     100,827             3,900                --           834,929
Foreign tax withholding                                     (441,885)         (172,574)         (146,321)       (2,953,111)
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                    4,924,347         2,051,087         1,024,166        25,123,629
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                   1,088,098           746,992           449,313        10,547,829
Administration fees                                          272,027           112,050            67,398         1,582,188
Shareholder servicing fees                                   252,878           111,802            85,202         2,636,956
Distribution fees                                             40,029             2,822               888           137,387
Custodian and accounting fees                                200,460           254,471           191,016           799,025
Interest expense                                               1,207               951               194             1,251
Printing and postage                                          31,746            14,806             5,668           155,534
Professional fees                                             77,977            82,552            71,473            89,789
Registration fees                                             51,531            49,302            40,338            99,265
Transfer agent fees                                          142,923            71,940            39,315           142,405
Trustees' fees                                                 2,721             1,121               674            15,827
Other                                                         24,204            44,744             9,102            84,973
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                             2,185,801         1,493,553           960,581        16,292,429
--------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                          283,114           293,516           304,234         4,467,528
Less earnings credits                                             --                --                --             1,535
Less expense reimbursements                                       --            24,634             8,421            15,013
--------------------------------------------------------------------------------------------------------------------------
    Net expenses                                           1,902,687         1,175,403           647,926        11,808,353
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               3,021,660           875,684           376,240        13,315,276
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                       INTERNATIONAL          EMERGING                       INTERNATIONAL
                                                       OPPORTUNITIES    MARKETS EQUITY       ASIA EQUITY            EQUITY
                                                                FUND              FUND              FUND              FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                           23,644,168        23,953,678         2,254,077           915,023
    Futures                                                  137,860                --                --                --
    Foreign exchange contracts                               425,193          (180,536)          (46,701)          131,123
Change in net unrealized appreciation
(depreciation) of:
    Investments                                           (1,556,162)       (5,529,615)       (1,822,564)      144,062,513
    Futures                                                  (59,691)               --                --                --
    Foreign exchange translations                           (109,599)           (9,665)            5,386            (2,601)
--------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
on investments, futures and foreign
exchange transactions                                     22,481,769        18,233,862           390,198       145,106,058
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                      $    25,503,429   $    19,109,546   $       766,438   $   158,421,334
--------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees:                  $         3,930   $            --   $            --   $            --
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF CHANGES
IN NET ASSETS                FOR THE PERIODS INDICATED

                                                                   INTREPID EUROPEAN FUND                  JAPAN FUND
                                                               ------------------------------    -----------------------------
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                    10/31/04         10/31/03         10/31/04        10/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                                   $   1,287,088    $      94,089    $    (131,918)  $     (17,047)
Net realized gain (loss) on
investments and foreign
exchange transactions                                              8,513,291       11,301,614          (26,017)        494,196
Change in net unrealized appreciation
(depreciation) of investments and
foreign exchange translations                                      2,764,719        4,340,131          409,311         338,655
------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                               12,565,098       15,735,834          251,376         815,804
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                                (48,547)        (374,810)              --              --
------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                               27,547,059         (782,686)      43,782,554       2,372,801
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                           40,063,610       14,578,338       44,033,930       3,188,605
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                               69,081,635       54,503,297        4,031,266         842,661
------------------------------------------------------------------------------------------------------------------------------
End of period                                                  $ 109,145,245    $  69,081,635    $  48,065,196   $   4,031,266
------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                              $     935,461    $      39,564    $     (16,367)  $      (3,348)
------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                  INTERNATIONAL GROWTH FUND        INTERNATIONAL VALUE FUND
                                                               ------------------------------    -----------------------------
                                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                    10/31/04         10/31/03         10/31/04        10/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                                   $      (7,591)   $       8,801    $   1,269,962   $      42,152
Net realized gain (loss) on
investments, futures and
foreign exchange transactions                                        104,542         (253,809)       9,725,852       5,776,870
Change in net unrealized appreciation
(depreciation) of investments, futures
and foreign exchange translations                                    334,602        1,029,572         (993,883)      4,185,551
------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                  431,553          784,564       10,001,931      10,004,573
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                                 (8,800)              --         (377,516)     (1,481,498)
------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                    4,891              500       (5,370,285)    (11,203,485)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                              427,644          785,064        4,254,130      (2,680,410)
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                3,961,989        3,176,925       43,202,991      45,883,401
------------------------------------------------------------------------------------------------------------------------------
End of period                                                  $   4,389,633    $   3,961,989    $  47,457,121   $  43,202,991
------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                              $      (3,927)   $       5,593    $   1,282,507   $     (13,187)
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                              INTERNATIONAL OPPORTUNITIES FUND    EMERGING MARKETS EQUITY FUND
                                                              --------------------------------   -----------------------------
                                                                   YEAR ENDED       YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                                     10/31/04         10/31/03        10/31/04        10/31/03

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                         $     3,021,660    $   1,928,013   $     875,684   $     748,728
Net realized gain (loss) on
investments, futures and
foreign exchange transactions                                      24,207,221      (13,994,625)     23,773,142         116,156
Change in net unrealized appreciation
(depreciation) of investments, futures
and foreign exchange translations                                  (1,725,452)      51,670,007      (5,539,280)     25,081,896
------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                25,503,429       39,603,395      19,109,546      25,946,780
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                              (4,530,199)      (2,548,192)       (939,677)       (430,000)
------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                (7,475,586)    (116,262,855)    (15,599,413)    (10,270,234)
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                            13,497,644      (79,207,652)      2,570,456      15,246,546
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                               176,928,825      256,136,477      81,496,650      66,250,104
------------------------------------------------------------------------------------------------------------------------------
End of period                                                 $   190,426,469    $ 176,928,825   $  84,067,106   $  81,496,650
------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                             $     3,302,780    $   2,777,662   $     472,311   $     716,840
------------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      ASIA EQUITY FUND            INTERNATIONAL EQUITY FUND
                                                               -----------------------------   -------------------------------
                                                                  YEAR ENDED      YEAR ENDED        YEAR ENDED      YEAR ENDED
                                                                    10/31/04        10/31/03          10/31/04        10/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                                   $     376,240   $     321,512   $    13,315,276   $   7,266,321
Net realized gain (loss) on
investments and foreign
exchange transactions                                              2,207,376      (1,710,646)        1,046,146     (10,745,295)
Change in net unrealized appreciation
(depreciation) of investments and
foreign exchange translations                                     (1,817,178)      8,983,551       144,059,912     118,866,466
------------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                  766,438       7,594,417       158,421,334     115,387,492
------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                               (414,178)             --       (11,529,449)     (6,762,429)
------------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                               (3,424,912)      7,754,921       345,404,443     467,662,712
------------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                           (3,072,652)     15,349,338       492,296,328     576,287,775
------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                               38,590,954      23,241,616       823,826,618     247,538,843
------------------------------------------------------------------------------------------------------------------------------
End of period                                                  $  35,518,302   $  38,590,954   $ 1,316,122,946   $ 823,826,618
------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                              $     243,645   $     326,591   $     3,915,559   $   1,632,752
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL
STATEMENTS

1. ORGANIZATION

J.P. Morgan Mutual Fund Group ("MFG"), J.P. Morgan Institutional Funds ("JPMIF") and J.P. Morgan Mutual Fund Select Group ("MFSG") (the "Trusts") were organized on May 11, 1987, November 4, 1992 and October 1, 1996, respectively, as Massachusetts business trusts, and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. MFG and MFSG were formerly known as Mutual Fund Group and Mutual Fund Select Group, respectively. The name changes were effective May 1, 2003.

The following are eight separate portfolios of the Trusts (collectively, the "Funds"):

                                                     FUND  CLASSES OFFERED
           JPMorgan Fleming Intrepid European Fund ("EF")  Class A, Class B, Class C, Institutional and Select
                       JPMorgan Fleming Japan Fund ("JF")  Class A and Class B
       JPMorgan Fleming International Growth Fund ("IGF")  Class A and Class B
        JPMorgan Fleming International Value Fund ("IVF")  Class A, Class B, Institutional and Select
JPMorgan Fleming International Opportunities Fund ("IOF")  Class A, Class B, Institutional and Select
    JPMorgan Fleming Emerging Markets Equity Fund ("EMF")  Class A, Class B, Institutional and Select
                JPMorgan Fleming Asia Equity Fund ("AEF")  Class A, Institutional and Select
       JPMorgan Fleming International Equity Fund ("IEF")  Class A, Class B, Class C and Select

Prior to February 27, 2004, EF was formerly named JPMorgan Fleming European Fund. On September 12, 2003, Class B shares of AEF merged into Class A shares, and AEF Class B shares were closed.

EF, JF, IGF and AEF are separate series of MFG. IVF, IOF and EMF are separate series of JPMIF. IEF is a separate series of MFSG.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional and Select Classes. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

On August 19, 2004, the Board of Trustees of the Trust approved management's proposal to merge the Target Funds listed below with and into the Acquiring Funds listed below:

TARGET FUND                  ACQUIRING FUND
JPMorgan Fleming            JPMorgan Fleming
Global 50 Fund              International
merges with and into        Opportunities Fund

One Group Diversified       JPMorgan Fleming
International Fund          International
merges with and into        Equity Fund

Each proposed merger is contingent upon, among other things, approval by the Target Fund's shareholders and regulatory review and receipt of an opinion of counsel to the effect that the merger will qualify as a tax - free reorganization for Federal income tax purposes. If approved, the merger is expected to occur on February 18, 2005, or such later date as the parties to each such merger transaction may agree.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more at the purchase date held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of 60 days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Funds' advisor, JP Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities, and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner, allowing the Funds to adjust country exposures while incurring minimal transaction costs. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of October 31, 2004, the Funds held open outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund's books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market". When the forward contracts are closed, or the delivery of the currency exchange is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of October 31, 2004, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

F. SECURITIES ON LOAN -- All of the funds except IGF have been approved by the Board of Trustees for the lending of securities, through their custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Funds) acting as lending agent to certain borrowers. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund also continues to receive interest or dividends on the securities loaned. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. JPMCB invests the cash collateral on behalf of the Funds in accordance with investment guidelines contained in the securities lending agreement.

At October 31, 2004, the market value of securities loaned and the amount of collateral received were as follows:

                                              MARKET VALUE OF      MARKET VALUE OF
                                            SECURITIES LOANED  COLLATERAL RECEIVED
FUND
EF                                         $        1,155,404   $        1,217,848
JF                                                  7,081,505            7,451,450
IVF                                                 2,184,638            2,301,673
IOF                                                 8,828,450            9,338,823
IEF                                                40,986,676           43,094,145

JPMCB as lending agent receives an annual fee equal to 0.05% (0.06% prior to January 31, 2004) of the average dollar value of the loans of U.S. securities outstanding during a given month and 0.10% (0.1142% prior to January 31, 2004) of the average dollar value of loans of non-U.S. securities outstanding during a given month from the Funds as detailed below fees received during the year ended October 31, 2004 were as follows:

EF                                         $        22,770
JF                                                   4,677
IVF                                                  6,250
IOF                                                 28,812
EMF                                                    719
IEF                                                227,070

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the securities received. JPMCB will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due.

G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of when issued securities may be settled a month or more after the trade date; interest income is not accrued until settlement date.

H. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class.

In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

I. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

J. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

K. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment. The following amounts were reclassified within the capital accounts:

                                                             ACCUMULATED        ACCUMULATED
                                                          UNDISTRIBUTED/       NET REALIZED
                                         PAID-IN       (OVERDISTRIBUTED)        GAIN (LOSS)
                                         CAPITAL   NET INVESTMENT INCOME     ON INVESTMENTS
FUND
EF                               $      (399,420)   $           (342,644)   $       742,064
JF                                      (100,823)                118,899            (18,076)
IGF                                      (17,876)                  6,871             11,005
IVF                                           32                 403,248           (403,280)
IOF                                           21               2,033,657         (2,033,678)
EMF                                           --                (180,536)           180,536
AEF                                           --                 (45,008)            45,008
IEF                                           --                 496,980           (496,980)

For EMF, the reclassifications primarily relate to the character for tax purposes of foreign currency gains and losses. For EF, the reclassification primarily relate to the character for tax purposes on the allocation of the "Master/Feeder" takedown. For JF the reclassifications primarily relate to the character for tax purposes of net operating losses, Passive Foreign Investment Company ("PFIC") sales and foreign exchange gains and losses. For IGF the reclassifications primarily relate to the character for tax purposes of net operating losses and foreign currency gains and losses. For IVF the reclassifications primarily relate to the character for tax purposes of PFIC sales and forward foreign currency gains and losses. For IOF, AEF and IEF, the reclassifications primarily relate to the character for tax purposes of PFIC sales and foreign currency gains and losses.

L. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.


3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreements, JPMIM acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of JPMorgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's average daily net assets. The annual fee for each Fund is as follows:

                                                     INVESTMENT
                                               ADVISORY FEE (%)
FUND
EF                                                         0.65
JF                                                         1.00
IGF                                                        1.00*
IVF                                                        0.60
IOF                                                        0.60
EMF                                                        1.00
AEF                                                        1.00
IEF                                                        1.00*

* As approved by the Board of Trustees, effective February 19, 2005, the Investment Advisory Fee will be reduced to an annual rate of 0.80% of the average daily net assets for IGF and IEF.

JPMIM, on behalf of EF, JF, IGF and IEF, has entered into an investment sub-advisory agreement with J.P. Morgan Fleming Asset Management (London) Limited ("JPMFAM (London)"). JPMIM, on behalf of AEF, has entered into an investment sub-advisory agreement with JF International Management, Inc. ("JFIMI") and indirect subsidiary of J.P. Morgan and affiliate of JPMIM. For its services as sub-advisor, JPMFAM (London) and JFIMI receive a portion of the fees payable to JPMIM.

The Advisors waived fees as outlined in Note 3.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                             CLASS A    CLASS B    CLASS C
FUND
EF                              0.25       0.75       0.75
JF                              0.25       0.75        n/a
IGF                             0.25       0.75        n/a
IVF                             0.25       0.75        n/a
IOF                             0.25       0.75        n/a
EMF                             0.25       0.75        n/a
AEF                             0.25        n/a        n/a
IEF                             0.25       0.75       0.75

In addition, JPMFD is entitled to receive the contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees and reimbursed expenses as outlined in Note 3.F.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into a Distribution Agreement with One Group Dealer Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB"), under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                             CLASS A    CLASS B    CLASS C    INSTITUTIONAL     SELECT
FUND
EF                              0.25       0.25       0.25             0.10       0.25
JF                              0.25       0.25        n/a              n/a        n/a
IGF                             0.25       0.25        n/a              n/a        n/a
IVF                             0.25       0.25        n/a             0.10       0.25
IOF                             0.25       0.25        n/a             0.10       0.25
EMF                             0.25       0.25        n/a             0.10       0.25
AEF                             0.25        n/a        n/a             0.10       0.25
IEF                             0.25       0.25       0.25              n/a       0.25

JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the annual fee to such entities performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab"), and the Trusts are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers and investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between MFG, JPMIF and JPMCB are terminated, the Funds would be responsible for ongoing payments to Schwab with respect to pre-termination shares.

On August 19, 2004, the Board of Trustees approved management's proposal to replace JPMCB with One Group Dealer Services, Inc. as Shareholder Servicing Agent. The foregoing change in the service provider is expected to occur effective February 19, 2005.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for all of the Funds except IGF. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion for all Funds.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator, the Advisor, and the Distributor have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                              INSTITUTIONAL     SELECT
                             CLASS A    CLASS B    CLASS C            CLASS      CLASS
FUND
EF                              1.75       2.50       2.50             1.00       1.50
JF                              1.75       2.50        n/a              n/a        n/a
IGF                             2.00       2.50        n/a              n/a        n/a
IVF                             1.45       1.95        n/a             0.95       1.41
IOF                             1.90       2.40        n/a             0.92       1.20
EMF                             2.00       2.50        n/a             1.45       1.75
AEF                             1.75        n/a        n/a             1.35       1.50
IEF                             1.50       2.00       2.00              n/a       1.25

The contractual expense limitation agreements were in effect for the year ended October 31, 2004. The expense limitation percentages in the table above are due to expire on February 28, 2006.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc., ("OGA") an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Administrative fees charged to the Funds will be subject to the same fee structure as those paid to the current Administrator.

JPMCB will begin to provide sub-administrative services to the Funds in 2005. For such services, JPMCB will receive a portion of the fees payable to OGA as Administrator.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended October 31, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows. Neither the Funds' service providers nor the Administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                      CONTRACTUAL WAIVERS
                       ---------------------------------------------------------------------------------------
                            INVESTMENT                         SHAREHOLDER                                           CONTRACTUAL
                              ADVISORY    ADMINISTRATION         SERVICING      DISTRIBUTION             TOTAL    REIMBURSEMENTS
FUND
EF                     $       180,938   $        97,220   $        35,050   $            --   $       313,208   $        16,881
JF                              48,922            15,112            50,779            32,680           147,493            90,801
IGF                             43,049             6,457            10,762                --            60,268           165,849
IVF                            111,900            60,651            28,521                --           201,072            36,767
IOF                             50,005           108,922           124,187                --           283,114                --
EMF                            126,444           112,050            55,022                --           293,516            24,634
AEF                            230,572            67,398             6,264                --           304,234             8,421
IEF                          1,180,005            25,660         1,746,778                --         2,952,443            15,013
Total                  $     1,971,835   $       493,470   $     2,057,363   $        32,680   $     4,555,348   $       358,366

                                                           VOLUNTARY WAIVERS
                         ------------------------------------------------------------------------------------------
                                 INVESTMENT                         SHAREHOLDER
                                   ADVISORY    ADMINISTRATION         SERVICING      DISTRIBUTION            TOTAL
FUND
EF                          $         7,729   $        47,207             $  --   $            --   $        54,936
IVF                                      --             6,883                --                --             6,883
IEF                                 951,237           563,848                --                --         1,515,085
Total                       $       958,966   $       617,938             $  --   $            --   $     1,576,904

G. OTHER -- Certain officers of the Trusts are officers of JPMorgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The Funds may use related party broker/dealers. For the year ended October 31, 2004, EF, JF, EMF and AEF incurred approximately $334, $866, $205 and $30,064 as broker commissions with brokers/dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with JPMorgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended October 31, 2004 are as follows:

                                                             SHAREHOLDER
FUND                                                           SERVICING     DISTRIBUTION   TRANSFER AGENT
EF
Class A                                                    $      87,217    $      87,217    $      94,385
Class B                                                           30,918           92,755           33,567
Class C                                                            8,050           24,150            8,733
Institutional                                                     27,881               --           16,881
Select                                                            44,823               --           20,996
----------------------------------------------------------------------------------------------------------
Total                                                      $     198,889    $     204,122    $     174,562

JF
Class A                                                    $      51,000    $      51,000    $      38,688
Class B                                                            1,799            5,397            2,085
----------------------------------------------------------------------------------------------------------
Total                                                      $      52,799    $      56,397    $      40,773

IGF
Class A                                                    $       8,625    $       8,625    $      27,055
Class B                                                            2,137            6,413            6,706
----------------------------------------------------------------------------------------------------------
Total                                                      $      10,762    $      15,038    $      33,761

IVF
Class A                                                    $         248    $         249    $       5,079
Class B                                                              927            2,781           20,122
Institutional                                                     27,345               --           12,742
Select                                                            43,018               --           29,252
----------------------------------------------------------------------------------------------------------
Total                                                      $      71,538    $       3,030    $      67,195
----------------------------------------------------------------------------------------------------------

                                                             SHAREHOLDER
FUND                                                           SERVICING     DISTRIBUTION   TRANSFER AGENT
IOF
Class A                                                    $      29,584    $      29,584    $      77,284
Class B                                                            3,482           10,445            9,196
Institutional                                                    133,661               --           27,517
Select                                                            86,151               --           28,926
----------------------------------------------------------------------------------------------------------
Total                                                      $     252,878    $      40,029    $     142,923

EMF
Class A                                                    $       1,492    $       1,492    $      20,572
Class B                                                              443            1,330            6,694
Institutional                                                     49,963               --           13,335
Select                                                            59,904               --           31,339
----------------------------------------------------------------------------------------------------------
Total                                                      $     111,802    $       2,822    $      71,940

AEF
Class A                                                    $         887    $         888    $       9,507
Institutional                                                     18,084               --           13,675
Select                                                            66,231               --           16,133
----------------------------------------------------------------------------------------------------------
Total                                                      $      85,202    $         888    $      39,315

IEF
Class A                                                    $      99,029    $      99,029    $      63,942
Class B                                                            1,173            3,519              781
Class C                                                           11,613           34,839            7,739
Select                                                         2,525,141               --           69,943
----------------------------------------------------------------------------------------------------------
Total                                                      $   2,636,956    $     137,387    $     142,405
----------------------------------------------------------------------------------------------------------

5. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended October 31, 2004 and the year ended October 31, 2003 are as follows:

                                                              YEAR ENDED 10/31/04                  YEAR ENDED 10/31/03
                                                       ----------------------------------  --------------------------------
                                                                    NET                                   NET
FUND                                                   INVESTMENT INCOME    REALIZED GAIN   INVESTMENT INCOME REALIZED GAIN
EF
Class A                                                        $      --         $     --          $  182,850         $  --
Class B                                                               --               --              62,545            --
Class C                                                               --               --              17,829            --
Institutional                                                     46,310               --              49,458            --
Select                                                             2,237               --              62,128            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                          $  48,547         $     --          $  374,810         $  --
---------------------------------------------------------------------------------------------------------------------------

                                                              YEAR ENDED 10/31/04                  YEAR ENDED 10/31/03
                                                       ----------------------------------  --------------------------------
                                                                    NET                                   NET
FUND                                                   INVESTMENT INCOME    REALIZED GAIN   INVESTMENT INCOME REALIZED GAIN
IGF
Class A                                                    $       8,800         $     --       $          --     $      --
---------------------------------------------------------------------------------------------------------------------------
Total                                                      $       8,800         $     --       $          --     $      --

IVF
Class A                                                    $          18         $     --       $       5,641     $      --
Class B                                                            1,031               --               5,748            --
Institutional                                                    282,695               --             876,423            --
Select                                                            93,772               --             593,686            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                      $     377,516         $     --       $   1,481,498     $      --

IOF
Class A                                                    $     193,283         $     --       $     117,616     $      --
Class B                                                           22,172               --              12,558            --
Institutional                                                  3,539,890               --           2,095,226            --
Select                                                           774,854               --             322,792            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                      $   4,530,199         $     --       $   2,548,192     $      --

EMF
Class A                                                    $       2,932         $     --       $         886     $      --
Class B                                                              743               --                 229            --
Institutional                                                    685,507               --             307,562            --
Select                                                           250,495               --             121,323            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                      $     939,677         $     --       $     430,000     $      --

AEF
Class A                                                    $       2,611         $     --       $          --     $      --
Institutional                                                    162,673               --                  --            --
Select                                                           248,894               --                  --            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                      $     414,178         $     --       $          --     $      --

IEF
Class A                                                    $     350,761         $     --       $      37,568     $      --
Class B                                                            2,154               --                 544            --
Class C                                                           22,632               --               2,626            --
Select                                                        11,153,902               --           6,721,691            --
---------------------------------------------------------------------------------------------------------------------------
Total                                                      $  11,529,449         $     --       $   6,762,429     $      --
---------------------------------------------------------------------------------------------------------------------------

6. INVESTMENT TRANSACTIONS

For the year ended October 31, 2004, purchases and sales of investments (excluding short-term investments) are as follows:

                                                                                         PURCHASES            SALES
                                                                                   (EXCLUDING U.S.  (EXCLUDING U.S.
                                                                                       GOVERNMENT)      GOVERNMENT)
FUND
EF                                                                                  $  433,267,834   $  407,093,652
JF                                                                                      88,698,290       45,609,208
IGF                                                                                      2,007,899        2,118,303
IVF                                                                                     47,487,974       51,909,547
IOF                                                                                    174,532,573      182,384,950
EMF                                                                                     85,737,600      101,140,895
AEF                                                                                     74,107,711       75,706,867
IEF                                                                                    565,684,189      249,411,652

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2004, are as follows:

                                                                             GROSS           GROSS   NET UNREALIZED
                                                         AGGREGATE      UNREALIZED      UNREALIZED     APPRECIATION
                                                              COST    APPRECIATION    DEPRECIATION   (DEPRECIATION)
FUND
EF                                                 $   100,313,981  $    9,074,310  $     (936,682) $    8,137,628
JF                                                      46,707,652       1,861,573      (1,381,606)        479,967
IGF                                                      3,738,769         133,182        (688,206)       (555,024)
IVF                                                     39,854,775       7,691,520        (540,269)      7,151,251
IOF                                                    156,882,421      33,799,323      (2,062,752)     31,736,571
EMF                                                     65,168,712      18,678,539      (2,352,214)     16,326,325
AEF                                                     30,799,626       4,659,029        (416,019)      4,243,010
IEF                                                  1,056,069,931     211,657,579     (11,115,224)    200,542,355

The tax character of distributions paid during the years ended October 31, 2004 and October 31, 2003 were as follows:

                                                                         ORDINARY
                                                                           INCOME
YEAR ENDED
OCTOBER 31, 2004
EF                                                                 $       48,547
IGF                                                                         8,800
IVF                                                                       377,516
IOF                                                                     4,530,199
EMF                                                                       939,677
AEF                                                                       414,178
IEF                                                                    11,529,449

                                                                         ORDINARY
                                                                           INCOME
YEAR ENDED
OCTOBER 31, 2003
EF                                                                 $      374,810
IVF                                                                     1,481,498
IOF                                                                     2,548,192
EMF                                                                       430,000
IEF                                                                     6,762,429

At October 31, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows:

                                                                     EF              JF             IGF             IVF
Current distributable ordinary income                    $    6,183,478  $           --  $           --  $    1,345,499
Plus/Less: cumulative timing differences                         (2,177)           (392)           (102)           (491)
Undistributed ordinary income or
overdistribution of ordinary income                      $    6,181,301  $         (392) $         (102) $    1,345,008
Current distributable long-term capital
gain or tax basis capital loss carryover                        801,419        (680,787)     (1,141,875)    (26,846,138)
Plus/Less: cumulative timing differences                             --              --              --              --
Undistributed long-term gains/
accumulated capital loss                                        801,419        (680,787)     (1,141,875)    (26,846,138)
Unrealized appreciation (depreciation)                   $    8,157,780  $      485,907  $      555,403  $    7,296,454

                                                             IOF                 EMF                 AEF                 IEF
Current distributable ordinary income           $      4,241,193    $        472,842    $        264,634    $      4,877,016
Plus/Less: cumulative timing differences                  (2,901)               (531)               (162)            (11,107)
Undistributed ordinary income or
overdistribution of ordinary income             $      4,238,292    $        472,311    $        264,472    $      4,865,909
Current distributable long-term capital
gain or tax basis capital loss carryover            (130,455,794)       (103,979,260)           (431,056)        (18,210,627)
Plus/Less: cumulative timing differences                      --                  --                  --                  --
Undistributed long-term gains/
accumulated capital loss                            (130,455,794)       (103,979,260)           (431,056)        (18,210,627)
Unrealized appreciation (depreciation)          $     31,773,210    $     16,328,235    $      4,248,160    $    200,606,967

For EF the differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to wash sales. For JF, AEF and IEF, the differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to wash sales, and the mark to market of investments in PFICs. For EMF, the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales and allocation of tax basis on "master/feeder" takedown. For IVF, IGF and IOF the difference between book and tax basis unrealized appreciation (depreciation) is primarily attributable to wash sales, the mark to market of investments in PFICs and the mark to market of forward foreign currency exchange contracts. For all Funds, the cumulative timing difference account primarily consists of Trustees' deferred compensation.

At October 31, 2004, the following Funds have capital loss carryovers which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                                                   EXPIRATION
                                                                 AMOUNT                  DATE
JF                                                   $         (493,865)     October 31, 2009
                                                               (186,922)     October 31, 2010
---------------------------------------------------------------------------------------------
                                                     $         (680,787)
---------------------------------------------------------------------------------------------
IGF                                                  $         (136,765)     October 31, 2009
                                                               (748,119)     October 31, 2010
                                                               (256,991)     October 31, 2011
---------------------------------------------------------------------------------------------
                                                     $       (1,141,875)
---------------------------------------------------------------------------------------------
IVF                                                  $      (26,846,138)     October 31, 2009
---------------------------------------------------------------------------------------------
IOF                                                  $      (65,124,821)     October 31, 2009
                                                            (49,498,306)     October 31, 2010
                                                            (15,832,667)     October 31, 2011
---------------------------------------------------------------------------------------------
                                                     $     (130,455,794)
---------------------------------------------------------------------------------------------
EMF                                                  $      (54,872,878)     October 31, 2006
                                                            (28,177,633)     October 31, 2007
                                                             (2,888,019)     October 31, 2008
                                                            (12,743,985)     October 31, 2009
                                                             (5,296,745)     October 31, 2010
---------------------------------------------------------------------------------------------
                                                     $     (103,979,260)*
---------------------------------------------------------------------------------------------
AEF                                                  $         (431,056)     October 31, 2011
---------------------------------------------------------------------------------------------
IEF                                                  $       (8,298,589)     October 31, 2010
                                                             (9,912,038)     October 31, 2011
---------------------------------------------------------------------------------------------
                                                     $      (18,210,627)
---------------------------------------------------------------------------------------------

   * The above capital loss carryover includes 5,311,348 of losses acquired from J.P. Morgan Emerging Markets Equity Fund. Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

During the year ended October 31, 2004, EF, JF, IGF, IVF, IOP, EMF, AEF and IEF utilized capital loss carryforwards of $3,318,584, $113,730, $97,456, $9,260,280, $20,860,298, $23,835,990, $2,229,854 and $9,269,674 respectively.

8. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement has been extended to April 14, 2005.

The Funds had no borrowings outstanding at October 31, 2004, nor at anytime during the year then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS

The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

As of October 31, 2004, substantially all of the Funds' net assets consist of securities of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of October 31, 2004, EF, IGF, IVF, IOF, and IEF invested approximately 21.6%, 26.4%, 27.7%, 25.6% and 24.4%, respectively, of its respective portfolio in issuers in the United Kingdom. AEF invested 24.2% of its respective portfolio in issuers in South Korea. AEF invested 31.6% of its respective portfolio in issuers in Hong Kong. IGF and IVF invested, respectively, 21.3% and 22.5% of its respective portfolio in issuers in Japan.

As of October 31, 2004, IVF invested approximately 23.1% of its net assets in securities issued by banking companies.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. At October 31, 2004, all of the outstanding shares of IGF are owned by a related party. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank name is JPMorgan Chase Bank, National Association.

11. SUBSEQUENT EVENT

On November 11, 2004, The Board of Directors approved the following:

     1. For Class A Shares, the maximum front-end sales charge was reduced from 5.75% to 5.25% for shares purchased on or after November 15, 2004 for the Funds.

     2. For shares of the Funds purchased on or after February 19, 2005, shareholders will pay a 2% redemption fee if they exchange or redeem shares of these Funds within 60 days of the date of purchase. As described in the Funds' prospectus, this fee may be in addition to any applicable contingent deferred sales charge. The redemption fees will be paid to the respective Funds to offset the impact of fluctuations in asset levels and cash flow caused by short-term shareholder trading in these funds.

12. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented:

                                                                                       INTREPID EUROPEAN FUND
                                                                                 -----------------------------------
                                                                                       YEAR ENDED         YEAR ENDED
                                                                                 OCTOBER 31, 2004   OCTOBER 31, 2003
CLASS A

AMOUNT
    Shares sold                                                                  $     13,944,805   $     40,276,497
    Shares issued in reinvestment
    of distributions                                                                           --             83,574
    Shares redeemed                                                                   (14,705,293)       (43,434,120)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $       (760,488)  $     (3,074,049)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                           745,738          2,790,586
    Shares issued in reinvestment
    of distributions                                                                           --              6,424
    Shares redeemed                                                                      (788,462)        (3,005,402)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                    (42,724)          (208,392)
--------------------------------------------------------------------------------------------------------------------

CLASS B

AMOUNT
    Shares sold                                                                  $        992,374   $      1,762,130
    Shares issued in reinvestment
    of distributions                                                                           --             48,442
    Shares redeemed                                                                    (2,226,336)        (2,733,317)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $     (1,233,962)  $       (922,745)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            55,189            130,394
    Shares issued in reinvestment
    of distributions                                                                           --              3,900
    Shares redeemed                                                                      (123,945)          (207,188)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                    (68,756)           (72,894)
--------------------------------------------------------------------------------------------------------------------

                                                                                       INTREPID EUROPEAN FUND
                                                                                 -----------------------------------
                                                                                       YEAR ENDED         YEAR ENDED
                                                                                 OCTOBER 31, 2004   OCTOBER 31, 2003
CLASS C

AMOUNT
    Shares sold                                                                  $        775,340   $      1,061,527
    Shares issued in reinvestment
    of distributions                                                                           --              6,481
    Shares redeemed                                                                      (987,325)        (1,309,683)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $       (211,985)  $       (241,675)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                            42,965             82,948
    Shares issued in reinvestment
    of distributions                                                                           --                522
    Shares redeemed                                                                       (54,986)          (101,132)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                    (12,021)           (17,662)
--------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL

AMOUNT
    Shares sold                                                                  $     29,311,032   $     11,942,862
    Shares issued in reinvestment
    of distributions                                                                       10,635              9,584
    Shares redeemed                                                                    (6,963,210)        (8,659,348)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $     22,358,457   $      3,293,098
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                         1,494,897            808,481
    Shares issued in reinvestment
    of distributions                                                                          580                731
    Shares redeemed                                                                      (355,746)          (581,439)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                  1,139,731            227,773
--------------------------------------------------------------------------------------------------------------------

SELECT

AMOUNT
    Shares sold                                                                  $      9,304,288   $     37,953,176
    Shares issued in reinvestment
    of distributions                                                                        1,933             53,460
    Shares redeemed                                                                    (1,911,184)       (37,843,951)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $      7,395,037   $        162,685
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                           487,442          2,716,370
    Shares issued in reinvestment
    of distributions                                                                          106              4,100
    Shares redeemed                                                                      (100,600)        (2,698,946)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                    386,948             21,524
--------------------------------------------------------------------------------------------------------------------

                                                       JAPAN FUND                     INTERNATIONAL GROWTH FUND
                                          ------------------------------------   -----------------------------------
                                                YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 2004    OCTOBER 31, 2003   OCTOBER 31, 2004   OCTOBER 31, 2003
CLASS A

AMOUNT
    Shares sold                           $     48,292,799    $      9,324,505   $             --   $             --
    Shares issued in reinvestment
    of distributions                                                                        8,800
    Shares redeemed                             (4,980,879)         (7,237,188)            (3,408)                --
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $     43,311,920    $      2,087,317   $          5,392   $             --
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                  6,929,780           1,871,032                 --                 --
    Shares issued in reinvestment
    of distributions                                                                        1,077
    Shares redeemed                               (748,355)         (1,503,284)              (389)                --
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                           6,181,425             367,748                688                 --
--------------------------------------------------------------------------------------------------------------------

CLASS B

AMOUNT
    Shares sold                           $      1,234,094    $      2,655,629   $             --   $            500
    Shares redeemed                               (763,460)         (2,370,145)              (500)                --
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $        470,634    $        285,484   $           (500)  $            500
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                    194,946             486,384                 --                 65
    Shares redeemed                               (124,062)           (438,419)               (65)                --
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                              70,884              47,965                (65)                65
--------------------------------------------------------------------------------------------------------------------

                                                INTERNATIONAL VALUE FUND          INTERNATIONAL OPPORTUNITIES FUND
                                          ------------------------------------   -----------------------------------
                                                YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 2004    OCTOBER 31, 2003   OCTOBER 31, 2004   OCTOBER 31, 2003
CLASS A

AMOUNT
    Shares sold                           $        148,674    $        543,162   $      2,826,588   $     36,091,421
    Shares issued in reinvestment
    of distributions                                    16               2,552            152,426             99,065
    Shares redeemed                                (41,301)           (675,120)        (2,600,413)       (39,802,772)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $        107,389    $       (129,406)  $        378,601   $     (3,612,286)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                     15,006              77,455            276,887          4,597,546
    Shares issued in reinvestment
    of distributions                                     2                 376             16,355             13,244
    Shares redeemed                                 (4,195)            (94,026)          (264,518)        (5,051,145)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                              10,813             (16,195)            28,724           (440,355)
--------------------------------------------------------------------------------------------------------------------

CLASS B

AMOUNT
    Shares sold                           $        180,095    $         50,588   $         59,774   $        171,083
    Shares issued in reinvestment
    of distributions                                   978               5,748             19,838             10,904
    Shares redeemed                                (56,361)            (17,614)          (436,878)          (376,308)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $        124,712    $         38,722   $       (357,266)  $       (194,321)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                     18,490               6,411              6,331             21,996
    Shares issued in reinvestment
    of distributions                                   111                 850              2,140              1,463
    Shares redeemed                                 (5,679)             (2,473)           (44,775)           (51,002)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                              12,922               4,788            (36,304)           (27,543)
--------------------------------------------------------------------------------------------------------------------

                                                      INTERNATIONAL                          INTERNATIONAL
                                                 VALUE FUND (CONTINUED)             OPPORTUNITIES FUND (CONTINUED)
                                          ------------------------------------   -----------------------------------
                                                YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 2004    OCTOBER 31, 2003   OCTOBER 31, 2004   OCTOBER 31, 2003
INSTITUTIONAL

AMOUNT
    Shares sold                           $      3,683,334    $     45,587,834   $     29,968,401   $     94,487,627
    Shares issued in reinvestment
    of distributions                               231,541             662,311          1,220,797          1,065,103
    Shares redeemed                             (7,432,888)        (53,678,945)       (41,036,534)      (199,547,604)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $     (3,518,013)   $     (7,428,800)  $     (9,847,336)  $   (103,994,874)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                    374,187           6,408,246          3,056,518         12,124,742
    Shares issued in reinvestment
    of distributions                                25,899              97,113            129,596            141,073
    Shares redeemed                               (753,137)         (7,521,869)        (4,149,669)       (25,518,152)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            (353,051)         (1,016,510)          (963,555)       (13,252,337)
--------------------------------------------------------------------------------------------------------------------

SELECT

AMOUNT
    Shares sold                           $      2,985,322    $     68,279,734   $     19,947,772   $     73,847,430
    Shares issued in reinvestment
    of distributions                                83,263             527,931            485,779            248,520
    Shares redeemed                             (5,152,958)        (72,491,666)       (18,083,136)       (82,557,324)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $     (2,084,373)   $     (3,684,001)  $      2,350,415   $     (8,461,374)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                    306,110           9,510,101          2,011,277          9,619,318
    Shares issued in reinvestment
    of distributions                                 9,324              77,523             51,734             33,004
    Shares redeemed                               (542,579)        (10,070,895)        (1,812,765)       (10,731,214)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            (227,145)           (483,271)           250,246         (1,078,892)
--------------------------------------------------------------------------------------------------------------------

                                              EMERGING MARKETS EQUITY FUND                ASIA EQUITY FUND^
                                          ------------------------------------   -----------------------------------
                                                YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 2004    OCTOBER 31, 2003   OCTOBER 31, 2004   OCTOBER 31, 2003
CLASS A

AMOUNT
    Shares sold                           $      1,908,595    $        222,427   $        626,336   $        537,655
    Shares issued in reinvestment
    of distributions                                 2,606                 886              2,033                 --
    Shares redeemed                               (716,146)           (172,217)          (419,249)        (2,492,363)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $      1,195,055    $         51,096   $        209,120   $     (1,954,708)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                    216,489              36,685             34,169             32,651
    Shares issued in reinvestment
    of distributions                                   342                 161                115                 --
    Shares redeemed                                (88,829)            (29,071)           (20,995)          (184,626)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                             128,002               7,775             13,289           (151,975)
--------------------------------------------------------------------------------------------------------------------

CLASS B

AMOUNT
    Shares sold                           $        324,852    $        306,190   $             --   $          1,689
    Shares issued in reinvestment
    of distributions                                   688                 227                 --                 --
    Shares redeemed                               (155,498)           (276,477)                --           (439,700)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $        170,042    $         29,940   $             --   $       (438,011)
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                     38,046              53,373                 --                134
    Shares issued in reinvestment
    of distributions                                    91                  42                 --                 --
    Shares redeemed                                (18,956)            (48,520)                --            (33,467)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                              19,181               4,895                 --            (33,333)
--------------------------------------------------------------------------------------------------------------------

^ Class B ceased operations as of September 12, 2003.

                                                     EMERGING MARKETS
                                                 EQUITY FUND (CONTINUED)            ASIA EQUITY FUND^ (CONTINUED)
                                          ------------------------------------   -----------------------------------
                                                YEAR ENDED          YEAR ENDED         YEAR ENDED         YEAR ENDED
                                          OCTOBER 31, 2004    OCTOBER 31, 2003   OCTOBER 31, 2004   OCTOBER 31, 2003
INSTITUTIONAL

AMOUNT
    Shares sold                           $      3,691,235    $     41,492,898   $     11,587,496   $      7,757,913
    Shares issued in reinvestment
    of distributions                               533,769             269,543             53,366                 --
    Shares redeemed                            (25,584,325)        (49,074,995)        (8,564,609)        (2,900,715)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $    (21,359,321)   $     (7,312,554)  $      3,076,253   $      4,857,198
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                    438,863           6,770,225            617,528            524,630
    Shares issued in reinvestment
    of distributions                                69,231              48,742              3,005                 --
    Shares redeemed                             (3,092,316)         (8,140,162)          (480,383)          (217,520)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                          (2,584,222)         (1,321,195)           140,150            307,110
--------------------------------------------------------------------------------------------------------------------

SELECT

AMOUNT
    Shares sold                           $     16,304,846    $     25,679,042   $      7,195,089   $     12,196,112
    Shares issued in reinvestment
    of distributions                               242,745             109,846             98,193                 --
    Shares redeemed                            (12,152,780)        (28,827,604)       (14,003,567)        (6,905,670)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                    $      4,394,811    $     (3,038,716)  $     (6,710,285)  $      5,290,442
--------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                  1,852,104           4,451,740            387,403            845,208
    Shares issued in reinvestment
    of distributions                                31,690              19,972              5,535                 --
    Shares redeemed                             (1,468,622)         (5,039,893)          (780,399)          (496,583)
--------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                             415,172            (568,181)          (387,461)           348,625
--------------------------------------------------------------------------------------------------------------------

                                                                                        INTERNATIONAL EQUITY FUND
                                                                                 ---------------------------------------
                                                                                         YEAR ENDED           YEAR ENDED
                                                                                   OCTOBER 31, 2004   OCTOBER 31, 2003**
CLASS A

AMOUNT
    Shares sold                                                                  $       65,053,996   $       20,900,763
    Shares issued in reinvestment
    of distributions                                                                         70,827               25,323
    Shares redeemed                                                                     (14,719,942)         (13,862,836)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $       50,404,881   $        7,063,250
------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                           2,550,952            1,016,554
    Shares issued in reinvestment
    of distributions                                                                          2,711                1,181
    Shares redeemed                                                                        (572,062)            (655,562)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                    1,981,601              362,173
------------------------------------------------------------------------------------------------------------------------

CLASS B

AMOUNT
    Shares sold                                                                  $          695,087   $          138,537
    Shares issued in reinvestment
    of distributions                                                                          1,361                  531
    Shares redeemed                                                                        (163,500)              (7,776)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $          532,948   $          131,292
------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                              26,955                6,922
    Shares issued in reinvestment
    of distributions                                                                             53                   26
    Shares redeemed                                                                          (6,228)                (363)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                       20,780                6,585
------------------------------------------------------------------------------------------------------------------------

                                                                                  INTERNATIONAL EQUITY FUND (CONTINUED)
                                                                                 ---------------------------------------
                                                                                         YEAR ENDED           YEAR ENDED
                                                                                   OCTOBER 31, 2004   OCTOBER 31, 2003**
CLASS C

AMOUNT
    Shares sold                                                                  $        7,453,646   $        2,164,951
    Shares issued in reinvestment
    of distributions                                                                          7,631                2,490
    Shares redeemed                                                                      (1,433,460)            (564,751)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $        6,027,817   $        1,602,690
------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                             293,354              100,275
    Shares issued in reinvestment
    of distributions                                                                            294                  117
    Shares redeemed                                                                         (56,464)             (27,490)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                      237,184               72,902
------------------------------------------------------------------------------------------------------------------------

SELECT

AMOUNT
    Shares sold                                                                  $      616,760,641   $      559,611,045
    Shares issued in reinvestment
    of distributions                                                                      4,060,159            2,705,120
    Shares redeemed                                                                    (332,382,003)        (103,450,685)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                           $      288,438,797   $      458,865,480
------------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                          23,753,436           27,236,203
    Shares issued in reinvestment
    of distributions                                                                        154,788              131,977
    Shares redeemed                                                                     (13,176,013)          (5,015,596)
------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                                   10,732,211           22,352,584
------------------------------------------------------------------------------------------------------------------------

** For Class C Shares, from commencement of offering on January 31, 2003.

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                             PER SHARE OPERATING PERFORMANCE:
                                 -------------------------------------------------------
                                                   INCOME FROM INVESTMENT OPERATIONS:
                                                ----------------------------------------
                                                                NET GAINS
                                                             OR LOSSES ON
                                  NET ASSET            NET     SECURITIES
                                     VALUE,     INVESTMENT          (BOTH     TOTAL FROM
                                  BEGINNING         INCOME   REALIZED AND     INVESTMENT
                                  OF PERIOD         (LOSS)    UNREALIZED)     OPERATIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04              $    16.94           0.19^          2.68           2.87
Year Ended 10/31/03              $    13.23           0.02^          3.78           3.80
Year Ended 10/31/02              $    12.96           0.14^          0.13           0.27
Year Ended 10/31/01              $    17.87           0.02^         (3.24)         (3.22)
Year Ended 10/31/00              $    16.52          (0.12)^         1.83           1.71

JAPAN FUND(j)
Year Ended 10/31/04              $     6.68          (0.04)^         0.38           0.34
Year Ended 10/31/03              $     4.43          (0.05)^         2.30           2.25
Year Ended 10/31/02              $     5.29          (0.06)         (0.80)         (0.86)
Year Ended 10/31/01              $     8.12          (0.08)^        (2.75)         (2.83)
Year Ended 10/31/00              $     9.84          (0.15)^        (1.57)         (1.72)

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04              $     7.80          (0.01)          0.86           0.85
Year Ended 10/31/03              $     6.25           0.02           1.53           1.55
Year Ended 10/31/02              $     7.22          (0.01)         (0.96)         (0.97)
12/29/00* Through 10/31/01       $    10.00          (0.01)         (2.76)         (2.77)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04              $     8.53           0.27^          1.79           2.06
Year Ended 10/31/03              $     6.98           0.03^          1.77           1.80
Year Ended 10/31/02              $     8.27           0.15^         (1.32)         (1.17)
9/28/01** Through 10/31/01       $     8.12          (0.01)^         0.16           0.15

                                      PER SHARE OPERATING PERFORMANCE:
                                 ------------------------------------------
                                              LESS DISTRIBUTIONS:
                                 ------------------------------------------
                                  DIVIDENDS
                                   FROM NET    DISTRIBUTIONS          TOTAL
                                 INVESTMENT     FROM CAPITAL      DIVIDENDS
                                     INCOME            GAINS  DISTRIBUTIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                      --               --             --
Year Ended 10/31/03                    0.09               --           0.09
Year Ended 10/31/02                      --               --             --
Year Ended 10/31/01                      --             1.69           1.69
Year Ended 10/31/00                      --             0.36           0.36

JAPAN FUND(j)
Year Ended 10/31/04                      --               --             --
Year Ended 10/31/03                      --               --             --
Year Ended 10/31/02                      --               --             --
Year Ended 10/31/01                      --               --             --
Year Ended 10/31/00                      --               --             --

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                    0.02               --           0.02
Year Ended 10/31/03                      --               --             --
Year Ended 10/31/02                      --               --             --
12/29/00* Through 10/31/01             0.01               --           0.01

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                      --(b)            --             --(b)
Year Ended 10/31/03                    0.25               --           0.25
Year Ended 10/31/02                    0.12               --           0.12
9/28/01** Through 10/31/01               --               --             --

(e) Prior to February 27, 2004, the Fund was named Fleming European Fund; prior to February 28, 2001, the Fund was named Chase Vista European Fund.
(j) Formerly Chase Vista Japan Fund.
(g) Formerly Chase Vista International Growth Fund.
  * Commencement of operations.
(v) Formerly JPMorgan International Equity Fund.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                              PER SHARE OPERATING PERFORMANCE:
                              --------------------------------
                                  NET ASSET
                                 VALUE, END              TOTAL
                                  OF PERIOD             RETURN (1)(a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                 $ 19.81              16.94%
Year Ended 10/31/03                 $ 16.94              28.94%
Year Ended 10/31/02                 $ 13.23               2.08%
Year Ended 10/31/01                 $ 12.96             (19.49%)
Year Ended 10/31/00                 $ 17.87              10.13%

JAPAN FUND(j)
Year Ended 10/31/04                 $  7.02               5.09%
Year Ended 10/31/03                 $  6.68              50.79%
Year Ended 10/31/02                 $  4.43             (16.26%)
Year Ended 10/31/01                 $  5.29             (34.85%)
Year Ended 10/31/00                 $  8.12             (17.48%)

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                 $  8.63              10.93%
Year Ended 10/31/03                 $  7.80              24.80%
Year Ended 10/31/02                 $  6.25             (13.43%)
12/29/00* Through 10/31/01          $  7.22             (27.68%)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                 $ 10.59              24.18%
Year Ended 10/31/03                 $  8.53              26.71%
Year Ended 10/31/02                 $  6.98             (14.34%)
9/28/01** Through 10/31/01          $  8.27               1.85%

                                              RATIOS/SUPPLEMENTAL DATA:
                                 --------------------------------------------------
                                                    RATIOS TO AVERAGE NET ASSETS: #
                                                    -------------------------------
                                   NET ASSETS,                                  NET
                                        END OF                           INVESTMENT
                                        PERIOD           NET                 INCOME
                                 (000 OMITTED)      EXPENSES                 (LOSS)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                   $ 35,781          1.75%                  1.01%
Year Ended 10/31/03                   $ 31,322          1.70%                  0.17%
Year Ended 10/31/02                   $ 27,208          1.65%                  1.03%
Year Ended 10/31/01                   $ 32,317          1.75%                  0.17%
Year Ended 10/31/00                   $ 75,801          1.74%                 (0.60%)

JAPAN FUND(j)
Year Ended 10/31/04                   $ 47,106          1.75%                 (0.60%)
Year Ended 10/31/03                   $  3,562          1.75%                 (1.02%)
Year Ended 10/31/02                   $    734          1.75%                 (1.26%)
Year Ended 10/31/01                   $    751          1.75%                 (1.22%)
Year Ended 10/31/00                   $  2,448          1.77%                 (1.54%)

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                   $  3,519          2.00%                 (0.08%)
Year Ended 10/31/03                   $  3,174          2.00%                  0.36%
Year Ended 10/31/02                   $  2,543          2.00%                 (0.12%)
12/29/00* Through 10/31/01            $  2,922          2.00%                 (0.11%)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                   $    189          1.45%                  2.76%
Year Ended 10/31/03                   $     60          1.45%                  0.37%
Year Ended 10/31/02                   $    163          1.45%                  1.13%
9/28/01** Through 10/31/01            $     10          1.45%                 (0.89%)

                                                  RATIOS/SUPPLEMENTAL DATA:
                              ----------------------------------------------------------
                                     RATIOS TO AVERAGE NET ASSETS: #
                              --------------------------------------------
                                                            NET INVESTMENT
                                          EXPENSES           INCOME (LOSS)
                                  WITHOUT WAIVERS,        WITHOUT WAIVERS,     PORTFOLIO
                                    REIMBURSEMENTS          REIMBURSEMENTS      TURNOVER
                              AND EARNINGS CREDITS    AND EARNINGS CREDITS          RATE (a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                           2.13%                   0.63%          440%
Year Ended 10/31/03                           2.47%                  (0.60%)         717%
Year Ended 10/31/02                           2.45%                   0.23%        1,021%
Year Ended 10/31/01                           2.07%                  (0.15%)         564%
Year Ended 10/31/00                           1.95%                  (0.81%)         161%

JAPAN FUND(j)
Year Ended 10/31/04                           2.84%+                 (1.69%)+        221%
Year Ended 10/31/03                          19.54%+                (18.81%)+        797%
Year Ended 10/31/02                          22.18%+                (21.69%)+        409%
Year Ended 10/31/01                           9.28%+                 (8.75%)+        196%
Year Ended 10/31/00                           5.49%+                 (5.26%)+        123%

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                           7.25%                  (5.33%)          47%
Year Ended 10/31/03                           7.29%                  (4.93%)          38%
Year Ended 10/31/02                           7.20%                  (5.32%)          73%
12/29/00* Through 10/31/01                    5.19%                  (3.30%)          35%

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                           6.96%+                 (2.75%)+        108%~
Year Ended 10/31/03                          10.04%+                 (8.22%)+        132%~
Year Ended 10/31/02                          15.97%+                (13.39%)+        138%~
9/28/01** Through 10/31/01                   11.06%+                (10.50%)+         85%~

(b) Amount rounds to less than $.01.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, IVF invested all of its investable assets in The International Equity Portfolio ("IEP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IEP.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                PER SHARE OPERATING PERFORMANCE:
                                               ----------------------------------
                                                           NET ASSET
                                                              VALUE,
                                                           BEGINNING
                                                           OF PERIOD
INTERNATIONAL OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                          $  9.10
Year Ended 10/31/03                                          $  7.49
Year Ended 10/31/02                                          $  8.63
9/10/01** Through 10/31/01                                   $  9.18

EMERGING MARKETS EQUITY FUND(m)
Year Ended 10/31/04                                          $  7.49
Year Ended 10/31/03                                          $  5.21
Year Ended 10/31/02                                          $  5.14
9/28/01** Through 10/31/01                                   $  4.88

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                          $ 17.74
Year Ended 10/31/03                                          $ 13.69
11/1/01* Through 10/31/02                                    $ 15.00

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                                          $ 23.17
Year Ended 10/31/03                                          $ 19.42
2/28/02* Through 10/31/02                                    $ 21.81

                                                       PER SHARE OPERATING PERFORMANCE:
                                           -----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                           -----------------------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                                  NET           SECURITIES
                                           INVESTMENT                (BOTH            TOTAL FROM
                                               INCOME         REALIZED AND            INVESTMENT
                                               (LOSS)          UNREALIZED)            OPERATIONS
INTERNATIONAL OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              0.08^                1.16                  1.24
Year Ended 10/31/03                               (--)^(b)            1.68                  1.68
Year Ended 10/31/02                              0.02                (1.09)                (1.07)
9/10/01** Through 10/31/01                      (0.01)^              (0.54)                (0.55)

EMERGING MARKETS EQUITY FUND(m)
Year Ended 10/31/04                              0.05^                2.06                  2.11
Year Ended 10/31/03                              0.04^                2.27                  2.31
Year Ended 10/31/02                             (0.06)^               0.17                  0.11
9/28/01** Through 10/31/01                      (0.01)^               0.27                  0.26

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              0.06^                0.63                  0.69
Year Ended 10/31/03                                --^(b)             4.05                  4.05
11/1/01* Through 10/31/02                       (0.02)               (1.29)                (1.31)

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                              0.27^                3.86                  4.13
Year Ended 10/31/03                              0.28^                3.66                  3.94
2/28/02* Through 10/31/02                        0.04^               (2.37)                (2.33)

                                               PER SHARE OPERATING PERFORMANCE:
                                           ----------------------------------------
                                                      LESS DISTRIBUTIONS:
                                           ----------------------------------------
                                            DIVIDENDS
                                             FROM NET  DISTRIBUTIONS
                                           INVESTMENT   FROM CAPITAL          TOTAL
                                               INCOME          GAINS  DISTRIBUTIONS
INTERNATIONAL OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              0.17             --           0.17
Year Ended 10/31/03                              0.07             --           0.07
Year Ended 10/31/02                              0.07             --           0.07
9/10/01** Through 10/31/01                         --             --             --

EMERGING MARKETS EQUITY FUND(m)
Year Ended 10/31/04                              0.10             --           0.10
Year Ended 10/31/03                              0.03             --           0.03
Year Ended 10/31/02                              0.04             --           0.04
9/28/01** Through 10/31/01                         --             --             --

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              0.11             --           0.11
Year Ended 10/31/03                                --             --             --
11/1/01* Through 10/31/02                          --             --             --

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                              0.21             --           0.21
Year Ended 10/31/03                              0.19             --           0.19
2/28/02* Through 10/31/02                        0.06             --           0.06

(o) Formerly J.P.Morgan Institutional International Opportunities Fund. ** Commencement of offering of class of shares.
(m) Formerly J.P. Morgan Institutional Emerging Markets Equity Fund.
(p) Formerly JPMorgan Fleming Pacific Region Fund.
  * Commencement of operations.
(i) Formerly Chase Vista Select International Equity Fund.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                PER SHARE OPERATING PERFORMANCE:
                                                --------------------------------
                                                     NET ASSET
                                                    VALUE, END          TOTAL
                                                     OF PERIOD         RETURN (1)(a)
INTERNATIONAL OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                    $ 10.17          13.81%
Year Ended 10/31/03                                    $  9.10          22.70%
Year Ended 10/31/02                                    $  7.49         (12.55%)
9/10/01** Through 10/31/01                             $  8.63          (5.99%)

EMERGING MARKETS EQUITY FUND(m)
Year Ended 10/31/04                                    $  9.50          28.44%
Year Ended 10/31/03                                    $  7.49          44.65%
Year Ended 10/31/02                                    $  5.21           2.14%
9/28/01** Through 10/31/01                             $  5.14           5.33%

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                    $ 18.32           3.91%
Year Ended 10/31/03                                    $ 17.74          29.58%
11/1/01* Through 10/31/02                              $ 13.69          (8.73%)

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                                    $ 27.09          17.86%
Year Ended 10/31/03                                    $ 23.17          20.41%
2/28/02* Through 10/31/02                              $ 19.42         (10.70%)

                                            RATIOS/SUPPLEMENTAL DATA:
                                            -------------------------
                                                   NET ASSETS,
                                                        END OF
                                                        PERIOD
                                                 (000 OMITTED)
INTERNATIONAL OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                 $   12,195
Year Ended 10/31/03                                 $   10,650
Year Ended 10/31/02                                 $   12,057
9/10/01** Through 10/31/01                          $   21,237

EMERGING MARKETS EQUITY FUND(m)
Year Ended 10/31/04                                 $    1,372
Year Ended 10/31/03                                 $      124
Year Ended 10/31/02                                 $       46
9/28/01** Through 10/31/01                          $       11

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                 $      513
Year Ended 10/31/03                                 $      261
11/1/01* Through 10/31/02                           $    2,282

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                                 $   63,622
Year Ended 10/31/03                                 $    8,502
2/28/02* Through 10/31/02                           $       91

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                             -------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS: #
                                             -------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                               NET               EXPENSES          INCOME (LOSS)
                                                        INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,
                                                  NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS
                                             EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS
INTERNATIONAL OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              1.90%        0.85%                  2.12%                  0.63%
Year Ended 10/31/03                              1.90%       (0.02%)                 2.39%                 (0.51%)
Year Ended 10/31/02                              1.90%        0.20%                  1.98%                  0.12%
9/10/01** Through 10/31/01                       1.90%       (0.48%)                 1.90%                 (0.48%)

EMERGING MARKETS EQUITY FUND(m)
Year Ended 10/31/04                              2.00%        0.51%                  5.68%+                (3.17%)+
Year Ended 10/31/03                              2.00%        0.59%                 24.54%+               (21.95%)+
Year Ended 10/31/02                              2.00%       (0.47%)                37.57%+               (36.04%)+
9/28/01** Through 10/31/01                       2.00%       (1.53%)                12.12%+               (11.65%)+

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              1.75%        0.34%                  5.07%+                (2.98%)+
Year Ended 10/31/03                              1.75%        0.02%                  4.83%+                (3.06%)+
11/1/01* Through 10/31/02                        1.75%       (0.12%)                 5.16%+                (3.53%)+

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                              1.50%        1.03%                  1.93%                  0.60%
Year Ended 10/31/03                              1.50%        1.28%                  2.69%+                 0.09%+
2/28/02* Through 10/31/02                        1.50%        0.50%                 55.25%+               (53.25%)+

                                          RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------
                                                PORTFOLIO
                                                 TURNOVER
                                                     RATE (a)
INTERNATIONAL OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                    98%
Year Ended 10/31/03                                    79%
Year Ended 10/31/02                                   121%
9/10/01** Through 10/31/01                            110%

EMERGING MARKETS EQUITY FUND(m)
Year Ended 10/31/04                                   118%~
Year Ended 10/31/03                                    85%~
Year Ended 10/31/02                                    69%~
9/28/01** Through 10/31/01                             76%~

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                   175%~
Year Ended 10/31/03                                   172%~
11/1/01* Through 10/31/02                             106%~

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                                    24%~
Year Ended 10/31/03                                    16%~
2/28/02* Through 10/31/02                              20%~

  ^ Calculated based upon average shares outstanding.
(b)  Amount rounds to less than $.01.
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, EMF invested all of its investable assets in the Emerging Markets Equity Portfolio ("EMP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of EMP.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                PER SHARE OPERATING PERFORMANCE:
                                               ----------------------------------
                                                           NET ASSET
                                                              VALUE,
                                                           BEGINNING
                                                           OF PERIOD
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                        $   16.08
Year Ended 10/31/03                                        $   12.63
Year Ended 10/31/02                                        $   12.48
Year Ended 10/31/01                                        $   17.38
Year Ended 10/31/00                                        $   16.18

JAPAN FUND(j)
Year Ended 10/31/04                                        $    6.36
Year Ended 10/31/03                                        $    4.25
Year Ended 10/31/02                                        $    5.13
Year Ended 10/31/01                                        $    7.93
Year Ended 10/31/00                                        $    9.65

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                                        $    7.70
Year Ended 10/31/03                                        $    6.20
Year Ended 10/31/02                                        $    7.19
12/29/00* Through 10/31/01                                 $   10.00

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                        $    8.46
Year Ended 10/31/03                                        $    6.96
Year Ended 10/31/02                                        $    8.28
9/28/01** Through 10/31/01                                 $    8.12

                                              PER SHARE OPERATING PERFORMANCE:
                                           ---------------------------------------
                                             INCOME FROM INVESTMENT OPERATIONS:
                                           ---------------------------------------
                                                            NET GAINS
                                                         OR LOSSES ON
                                                  NET      SECURITIES
                                           INVESTMENT           (BOTH   TOTAL FROM
                                               INCOME    REALIZED AND   INVESTMENT
                                               (LOSS)     UNREALIZED)   OPERATIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                              0.08^           2.55         2.63
Year Ended 10/31/03                             (0.06)^          3.59         3.53
Year Ended 10/31/02                              0.05^           0.10         0.15
Year Ended 10/31/01                             (0.09)^         (3.12)       (3.21)
Year Ended 10/31/00                             (0.27)^          1.83         1.56

JAPAN FUND(j)
Year Ended 10/31/04                             (0.10)^          0.38         0.28
Year Ended 10/31/03                             (0.11)^          2.22         2.11
Year Ended 10/31/02                             (0.12)          (0.76)       (0.88)
Year Ended 10/31/01                             (0.13)^         (2.67)       (2.80)
Year Ended 10/31/00                             (0.22)^         (1.50)       (1.72)

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                             (0.04)           0.84         0.80
Year Ended 10/31/03                             (0.01)           1.51         1.50
Year Ended 10/31/02                             (0.04)          (0.95)       (0.99)
12/29/00* Through 10/31/01                      (0.04)          (2.77)       (2.81)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              0.21^           1.77         1.98
Year Ended 10/31/03                             (0.07)^          1.82         1.75
Year Ended 10/31/02                             (0.02)^         (1.18)       (1.20)
9/28/01** Through 10/31/01                      (0.01)^          0.17         0.16

                                               PER SHARE OPERATING PERFORMANCE:
                                           ----------------------------------------
                                                     LESS DISTRIBUTIONS:
                                           ----------------------------------------
                                            DIVIDENDS
                                             FROM NET  DISTRIBUTIONS
                                           INVESTMENT   FROM CAPITAL          TOTAL
                                               INCOME          GAINS  DISTRIBUTIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                --             --             --
Year Ended 10/31/03                              0.08             --           0.08
Year Ended 10/31/02                                --             --             --
Year Ended 10/31/01                                --           1.69           1.69
Year Ended 10/31/00                                --           0.36           0.36

JAPAN FUND(j)
Year Ended 10/31/04                                --             --             --
Year Ended 10/31/03                                --             --             --
Year Ended 10/31/02                                --             --             --
Year Ended 10/31/01                                --             --             --
Year Ended 10/31/00                                --             --             --

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                                --             --             --
Year Ended 10/31/03                                --             --             --
Year Ended 10/31/02                                --             --             --
12/29/00* Through 10/31/01                         --             --             --

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              0.03             --           0.03
Year Ended 10/31/03                              0.25             --           0.25
Year Ended 10/31/02                              0.12             --           0.12
9/28/01** Through 10/31/01                         --             --             --

(e) Prior to February 27, 2004, the Fund was named Fleming European Fund; prior to February 28, 2001, the Fund was named Chase Vista European Fund.
(j) Formerly Chase Vista Japan Fund.
(g) Formerly Chase Vista International Growth Fund.
  * Commencement of operations.
(v) Formerly JPMorgan International Equity Fund.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                PER SHARE OPERATING PERFORMANCE:
                                                --------------------------------
                                                     NET ASSET
                                                    VALUE, END          TOTAL
                                                     OF PERIOD         RETURN (1)(a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                 $    18.71          16.36%
Year Ended 10/31/03                                 $    16.08          28.13%
Year Ended 10/31/02                                 $    12.63           1.20%
Year Ended 10/31/01                                 $    12.48         (20.03%)
Year Ended 10/31/00                                 $    17.38           9.40%

JAPAN FUND(j)
Year Ended 10/31/04                                 $     6.64           4.40%
Year Ended 10/31/03                                 $     6.36          49.65%
Year Ended 10/31/02                                 $     4.25         (17.15%)
Year Ended 10/31/01                                 $     5.13         (35.31%)
Year Ended 10/31/00                                 $     7.93         (17.82%)

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                                 $     8.50          10.39%
Year Ended 10/31/03                                 $     7.70          24.19%
Year Ended 10/31/02                                 $     6.20         (13.77%)
12/29/00* Through 10/31/01                          $     7.19         (28.10%)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                 $    10.41          23.51%
Year Ended 10/31/03                                 $     8.46          25.97%
Year Ended 10/31/02                                 $     6.96         (14.72%)
9/28/01** Through 10/31/01                          $     8.28           1.97%

                                            RATIOS/SUPPLEMENTAL DATA:
                                            -------------------------
                                                   NET ASSETS,
                                                        END OF
                                                        PERIOD
                                                 (000 OMITTED)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                 $   12,187
Year Ended 10/31/03                                 $   11,583
Year Ended 10/31/02                                 $   10,017
Year Ended 10/31/01                                 $   10,905
Year Ended 10/31/00                                 $   18,546

JAPAN FUND(j)
Year Ended 10/31/04                                 $      959
Year Ended 10/31/03                                 $      469
Year Ended 10/31/02                                 $      109
Year Ended 10/31/01                                 $      135
Year Ended 10/31/00                                 $      322

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                                 $      870
Year Ended 10/31/03                                 $      788
Year Ended 10/31/02                                 $      634
12/29/00* Through 10/31/01                          $      719

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                 $      441
Year Ended 10/31/03                                 $      249
Year Ended 10/31/02                                 $      171
9/28/01** Through 10/31/01                          $       10

                                                                 RATIOS/SUPPLEMENTAL DATA:
                                             -------------------------------------------------------------------
                                                              RATIOS TO AVERAGE NET ASSETS: #
                                             -------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                               NET               EXPENSES          INCOME (LOSS)
                                                        INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,
                                                  NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS
                                             EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                              2.27%        0.47%                  2.64%                  0.10%
Year Ended 10/31/03                              2.35%       (0.47%)                 3.09%                 (1.21%)
Year Ended 10/31/02                              2.39%        0.38%                  3.20%                 (0.43%)
Year Ended 10/31/01                              2.50%       (0.62%)                 2.82%                 (0.94%)
Year Ended 10/31/00                              2.49%       (1.35%)                 2.69%                 (1.55%)

JAPAN FUND(j)
Year Ended 10/31/04                              2.50%       (1.46%)                 4.44%+                (3.40%)+
Year Ended 10/31/03                              2.50%       (2.18%)                20.70%+               (20.38%)+
Year Ended 10/31/02                              2.50%       (2.25%)                22.96%+               (22.71%)+
Year Ended 10/31/01                              2.47%       (1.92%)                11.24%+               (10.69%)+
Year Ended 10/31/00                              2.52%       (2.29%)                 6.14%+                (5.91%)+

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                              2.50%       (0.58%)                 7.74%                 (5.83%)
Year Ended 10/31/03                              2.50%       (0.14%)                 7.79%                 (5.43%)
Year Ended 10/31/02                              2.50%       (0.62%)                 7.69%                 (5.81%)
12/29/00* Through 10/31/01                       2.50%       (0.51%)                 5.66%                 (3.67%)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              1.95%        2.21%                  7.77%+                (3.61%)+
Year Ended 10/31/03                              1.95%       (0.94%)                10.41%+                (9.40%)+
Year Ended 10/31/02                              1.95%       (0.16%)                15.43%+               (13.64%)+
9/28/01** Through 10/31/01                       1.95%       (1.15%)                11.58%+               (10.78%)+

                                          RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------
                                                PORTFOLIO
                                                 TURNOVER
                                                     RATE (a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                   440%
Year Ended 10/31/03                                   717%
Year Ended 10/31/02                                 1,021%
Year Ended 10/31/01                                   564%
Year Ended 10/31/00                                   161%

JAPAN FUND(j)
Year Ended 10/31/04                                   221%
Year Ended 10/31/03                                   797%
Year Ended 10/31/02                                   409%
Year Ended 10/31/01                                   196%
Year Ended 10/31/00                                   123%

INTERNATIONAL GROWTH FUND(g)
Year Ended 10/31/04                                    47%
Year Ended 10/31/03                                    38%
Year Ended 10/31/02                                    73%
12/29/00* Through 10/31/01                             35%

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                   108%~
Year Ended 10/31/03                                   132%~
Year Ended 10/31/02                                   138%~
9/28/01** Through 10/31/01                             85%~

(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, IVF invested all of its investable assets in The International Equity Portfolio ("IEP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IEP.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                      PER SHARE OPERATING PERFORMANCE:
                                     --------------------------------------------------------------------------------------------
                                                    INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                                   ------------------------------------   ---------------------------------------
                                                                  NET GAINS
                                                               OR LOSSES ON
                                      NET ASSET           NET    SECURITIES                DIVIDENDS
                                         VALUE,    INVESTMENT         (BOTH  TOTAL FROM     FROM NET DISTRIBUTIONS
                                      BEGINNING        INCOME  REALIZED AND  INVESTMENT   INVESTMENT  FROM CAPITAL          TOTAL
                                      OF PERIOD        (LOSS)   UNREALIZED)  OPERATIONS       INCOME         GAINS  DISTRIBUTIONS
INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                  $     9.03         0.02^          1.16        1.18         0.14            --           0.14
Year Ended 10/31/03                  $     7.46        (0.04)^         1.68        1.64         0.07            --           0.07
Year Ended 10/31/02                  $     8.63        (0.04)         (1.08)      (1.12)        0.05            --           0.05
9/10/01** Through 10/31/01           $     9.18        (0.01)^        (0.54)      (0.55)          --            --             --

EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                  $     7.45         0.03^          2.02        2.05         0.06            --           0.06
Year Ended 10/31/03                  $     5.20           --^          2.28        2.28         0.03            --           0.03
Year Ended 10/31/02                  $     5.13        (0.03)^         0.14        0.11         0.04            --           0.04
9/28/01** Through 10/31/01           $     4.88        (0.01)^         0.26        0.25           --            --             --

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                  $    23.10         0.13^          3.85        3.98         0.11            --           0.11
Year Ended 10/31/03                  $    19.39         0.15^          3.68        3.83         0.12            --           0.12
2/28/02** Through 10/31/02           $    21.81         0.03^         (2.43)      (2.40)        0.02            --           0.02

(o) Formerly J.P.Morgan Institutional International Opportunities Fund.
 ** Commencement of offering of class of shares.
(m) Formerly J.P. Morgan Institutional Emerging Markets Equity Fund.
(i) Formerly Chase Vista Select International Equity Fund.
  ^ Calculated based upon average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                  PER SHARE OPERATING PERFORMANCE:        RATIOS/SUPPLEMENTAL DATA:
                                  -------------------------------- --------------------------------------
                                                                                 RATIOS TO AVERAGE NET ASSETS: #
                                                                                 -------------------------------
                                                                     NET ASSETS,                             NET
                                       NET ASSET                          END OF                      INVESTMENT
                                      VALUE, END     TOTAL                PERIOD        NET               INCOME
                                       OF PERIOD    RETURN (1)(a)  (000 OMITTED)   EXPENSES               (LOSS)
INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                   $    10.07     13.23%          $     1,199       2.40%                0.24%
Year Ended 10/31/03                   $     9.03     22.18%          $     1,403       2.40%               (0.58%)
Year Ended 10/31/02                   $     7.46    (13.05%)         $     1,365       2.40%               (0.30%)
9/10/01** Through 10/31/01            $     8.63     (5.99%)         $     2,950       2.40%               (0.95%)

EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                   $     9.44     27.68%          $       302       2.50%                0.31%
Year Ended 10/31/03                   $     7.45     43.99%          $        95       2.50%                0.03%
Year Ended 10/31/02                   $     5.20      2.04%          $        41       2.50%               (0.34%)
9/28/01** Through 10/31/01            $     5.13      5.12%          $        11       2.50%               (2.00%)

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                   $    26.97     17.27%          $       768       2.00%                0.49%
Year Ended 10/31/03                   $    23.10     19.84%          $       178       2.00%                0.74%
2/28/02** Through 10/31/02            $    19.39    (11.00%)         $        22       2.00%                0.27%

                                                 RATIOS/SUPPLEMENTAL DATA:
                             ------------------------------------------------------------
                                   RATIOS TO AVERAGE NET ASSETS: #
                             --------------------------------------------
                                                           NET INVESTMENT
                                         EXPENSES           INCOME (LOSS)
                                 WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                   REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                             AND EARNINGS CREDITS    AND EARNINGS CREDITS            RATE (a)
INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                          2.63%                   0.01%             98%
Year Ended 10/31/03                          2.89%                  (1.07%)            79%
Year Ended 10/31/02                          2.49%                  (0.39%)           121%
9/10/01** Through 10/31/01                   2.40%                  (0.95%)           110%

EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                          6.52%+                 (3.71%)+          118%~
Year Ended 10/31/03                         25.36%+                (22.83%)+           85%~
Year Ended 10/31/02                         36.79%+                (34.63%)+           69%~
9/28/01** Through 10/31/01                  12.62%+                (12.12%)+           76%~

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                          2.44%+                  0.05%+            24%
Year Ended 10/31/03                          6.19%+                 (3.45%)+           16%
2/28/02** Through 10/31/02                  74.45%+                (72.18%)+           20%

(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, EMF invested all of its investable assets in the Emerging Markets Equity Portfolio ("EMP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of EMP.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                      PER SHARE OPERATING PERFORMANCE:
                                     -------------------------------------------------------------------------------------------
                                                    INCOME FROM INVESTMENT OPERATIONS:              LESS DISTRIBUTIONS:
                                                   ------------------------------------   --------------------------------------
                                                                  NET GAINS
                                                               OR LOSSES ON
                                      NET ASSET           NET    SECURITIES                DIVIDENDS
                                         VALUE,    INVESTMENT         (BOTH  TOTAL FROM     FROM NET DISTRIBUTIONS
                                      BEGINNING        INCOME  REALIZED AND  INVESTMENT   INVESTMENT  FROM CAPITAL         TOTAL
                                      OF PERIOD        (LOSS)   UNREALIZED)  OPERATIONS       INCOME         GAINS DISTRIBUTIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                  $    16.06         0.08^          2.55        2.63           --            --            --
Year Ended 10/31/03                  $    12.62        (0.06)^         3.58        3.52         0.08            --          0.08
Year Ended 10/31/02                  $    12.47         0.05^          0.10        0.15           --            --            --
Year Ended 10/31/01                  $    17.37        (0.08)^        (3.13)      (3.21)          --          1.69          1.69
Year Ended 10/31/00                  $    16.19        (0.26)^         1.80        1.54           --          0.36          0.36

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                  $    23.05         0.11^          3.86        3.97         0.11            --          0.11
1/31/03** Through 10/31/03           $    18.43         0.08^          4.65        4.73         0.11            --          0.11

(e) Prior to February 27, 2004, the Fund was named Fleming European Fund; prior to February 28, 2001, the Fund was named Chase Vista European Fund.
(i) Formerly Chase Vista Select International Equity Fund.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                  PER SHARE OPERATING PERFORMANCE:        RATIOS/SUPPLEMENTAL DATA:
                                  -------------------------------- --------------------------------------
                                                                                 RATIOS TO AVERAGE NET ASSETS: #
                                                                                 -------------------------------
                                                                     NET ASSETS,                             NET
                                       NET ASSET                          END OF                      INVESTMENT
                                      VALUE, END     TOTAL                PERIOD        NET               INCOME
                                       OF PERIOD    RETURN (1)(a)  (000 OMITTED)   EXPENSES               (LOSS)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                   $    18.69     16.38%          $     3,165       2.27%                0.46%
Year Ended 10/31/03                   $    16.06     28.09%          $     2,914       2.35%               (0.42%)
Year Ended 10/31/02                   $    12.62      1.20%          $     2,512       2.39%                0.36%
Year Ended 10/31/01                   $    12.47    (20.04%)         $     2,922       2.50%               (0.55%)
Year Ended 10/31/00                   $    17.37      9.27%          $     4,229       2.49%               (1.33%)

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                   $    26.91     17.26%          $     8,346       2.00%                0.40%
1/31/03** Through 10/31/03            $    23.05     25.70%          $     1,681       2.00%                0.48%

                                                 RATIOS/SUPPLEMENTAL DATA:
                             ------------------------------------------------------------
                                   RATIOS TO AVERAGE NET ASSETS: #
                             --------------------------------------------
                                                           NET INVESTMENT
                                         EXPENSES           INCOME (LOSS)
                                 WITHOUT WAIVERS,        WITHOUT WAIVERS,       PORTFOLIO
                                   REIMBURSEMENTS          REIMBURSEMENTS        TURNOVER
                             AND EARNINGS CREDITS    AND EARNINGS CREDITS            RATE (a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                         2.63%                   0.10%               440%
Year Ended 10/31/03                         3.09%                  (1.16%)              717%
Year Ended 10/31/02                         3.20%                  (0.45%)            1,021%
Year Ended 10/31/01                         2.82%                  (0.87%)              564%
Year Ended 10/31/00                         2.67%                  (1.51%)              161%

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                         2.44%+                 (0.04%)+              24%
1/31/03** Through 10/31/03                  2.85%+                 (0.37%)+              16%

(1) Total return figures do not include the effect of any front-end or deferred sales load.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SHARES

                                                PER SHARE OPERATING PERFORMANCE:
                                               ----------------------------------
                                                           NET ASSET
                                                              VALUE,
                                                           BEGINNING
                                                           OF PERIOD
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                         $  17.17
Year Ended 10/31/03                                         $  13.33
Year Ended 10/31/02                                         $  12.99
9/10/01** Through 10/31/01                                  $  13.14

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                         $   8.61
Year Ended 10/31/03                                         $   7.02
Year Ended 10/31/02                                         $   8.28
Year Ended 10/31/01                                         $  12.28
Year Ended 10/31/00                                         $  13.56

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                         $   9.26
Year Ended 10/31/03                                         $   7.55
Year Ended 10/31/02                                         $   8.64
12/1/00 Through 10/31/01***                                 $  11.39
Year Ended 11/30/00                                         $  12.92
Year Ended 11/30/99                                         $  10.11
Year Ended 11/30/98                                         $   9.94

                                                       PER SHARE OPERATING PERFORMANCE:
                                           -----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                           -----------------------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                                  NET           SECURITIES
                                           INVESTMENT                (BOTH            TOTAL FROM
                                               INCOME         REALIZED AND            INVESTMENT
                                               (LOSS)          UNREALIZED)            OPERATIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                              0.40^                2.65                  3.05
Year Ended 10/31/03                              0.12^                3.82                  3.94
Year Ended 10/31/02                              0.24^                0.10                  0.34
9/10/01** Through 10/31/01                      (0.05)^              (0.10)                (0.15)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              0.29^                1.83                  2.12
Year Ended 10/31/03                              0.02^                1.82                  1.84
Year Ended 10/31/02                              0.06^               (1.19)                (1.13)
Year Ended 10/31/01                              0.07^               (3.02)                (2.95)
Year Ended 10/31/00                              0.05                (0.66)                (0.61)

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              0.18^                1.18                  1.36
Year Ended 10/31/03                              0.08^                1.71                  1.79
Year Ended 10/31/02                              0.09                (1.08)                (0.99)
12/1/00 Through 10/31/01***                      0.12^               (2.60)                (2.48)
Year Ended 11/30/00                              0.08                (1.42)                (1.34)
Year Ended 11/30/99                              0.25                 2.88                  3.13
Year Ended 11/30/98                              0.22                 0.05                  0.27

                                               PER SHARE OPERATING PERFORMANCE:
                                           ----------------------------------------
                                                      LESS DISTRIBUTIONS:
                                           ----------------------------------------
                                            DIVIDENDS
                                             FROM NET  DISTRIBUTIONS
                                           INVESTMENT   FROM CAPITAL          TOTAL
                                               INCOME          GAINS  DISTRIBUTIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                              0.06             --           0.06
Year Ended 10/31/03                              0.10             --           0.10
Year Ended 10/31/02                                --             --             --
9/10/01** Through 10/31/01                         --             --             --

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              0.09             --           0.09
Year Ended 10/31/03                              0.25             --           0.25
Year Ended 10/31/02                              0.13             --           0.13
Year Ended 10/31/01                                --           1.05           1.05
Year Ended 10/31/00                              0.16           0.51           0.67

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              0.26             --           0.26
Year Ended 10/31/03                              0.08             --           0.08
Year Ended 10/31/02                              0.10             --           0.10
12/1/00 Through 10/31/01***                      0.11           0.16           0.27
Year Ended 11/30/00                              0.19             --           0.19
Year Ended 11/30/99                              0.32             --           0.32
Year Ended 11/30/98                              0.10             --           0.10

(e) Prior to February 27, 2004, the Fund was named Fleming European Fund; prior to February 28, 2001, the Fund was named Chase Vista European Fund.
 ** Commencement of offering of class of shares.
(v) Formerly JPMorgan International Equity Fund.
(o) Formerly J.P.Morgan Institutional International Opportunities Fund.
*** The Fund changed its fiscal year end from November 30 to October 31.
  ^ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                PER SHARE OPERATING PERFORMANCE:
                                                --------------------------------
                                                     NET ASSET
                                                    VALUE, END          TOTAL
                                                     OF PERIOD         RETURN (a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                   $  20.16          17.83%
Year Ended 10/31/03                                   $  17.17          29.83%
Year Ended 10/31/02                                   $  13.33           2.62%
9/10/01** Through 10/31/01                            $  12.99          (1.14%)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                   $  10.64          24.85%
Year Ended 10/31/03                                   $   8.61          27.23%
Year Ended 10/31/02                                   $   7.02         (13.89%)
Year Ended 10/31/01                                   $   8.28         (26.06%)
Year Ended 10/31/00                                   $  12.28          (5.16%)

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                   $  10.36          14.93%
Year Ended 10/31/03                                   $   9.26          24.02%
Year Ended 10/31/02                                   $   7.55         (11.67%)
12/1/00 Through 10/31/01***                           $   8.64         (22.24%)
Year Ended 11/30/00                                   $  11.39         (10.55%)
Year Ended 11/30/99                                   $  12.92          31.87%
Year Ended 11/30/98                                   $  10.11           2.69%

                                            RATIOS/SUPPLEMENTAL DATA:
                                            -------------------------
                                                   NET ASSETS,
                                                        END OF
                                                        PERIOD
                                                 (000 OMITTED)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                  $  37,115
Year Ended 10/31/03                                  $  12,038
Year Ended 10/31/02                                  $   6,305
9/10/01** Through 10/31/01                           $   4,740

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                  $  28,804
Year Ended 10/31/03                                  $  26,356
Year Ended 10/31/02                                  $  28,644
Year Ended 10/31/01                                  $ 142,590
Year Ended 10/31/00                                  $ 432,785

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                  $ 139,827
Year Ended 10/31/03                                  $ 133,907
Year Ended 10/31/02                                  $ 209,286
12/1/00 Through 10/31/01***                          $ 231,048
Year Ended 11/30/00                                  $ 461,016
Year Ended 11/30/99                                  $ 370,268
Year Ended 11/30/98                                  $ 323,918

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                             -------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS: #
                                             -------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                               NET               EXPENSES          INCOME (LOSS)
                                                        INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,
                                                  NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS
                                             EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                              1.00%        2.10%                  1.48%                  1.62%
Year Ended 10/31/03                              1.00%        0.86%                  2.01%                 (0.15%)
Year Ended 10/31/02                              1.00%        1.81%                  2.25%                  0.56%
9/10/01** Through 10/31/01                       1.00%       (2.60%)                 3.34%+                (4.94%)+

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              0.95%        2.98%                  1.49%                  2.44%
Year Ended 10/31/03                              0.95%        0.28%                  1.55%                 (0.32%)
Year Ended 10/31/02                              0.95%        0.91%                  1.16%                  0.70%
Year Ended 10/31/01                              0.92%        0.70%                  0.93%                  0.69%
Year Ended 10/31/00                              0.95%        0.50%                  0.95%                  0.50%

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              0.92%        1.78%                  1.09%                  1.61%
Year Ended 10/31/03                              0.92%        1.10%                  1.09%                  0.93%
Year Ended 10/31/02                              0.92%        1.21%                  0.98%                  1.15%
12/1/00 Through 10/31/01***                      0.94%        1.25%                  0.95%                  1.24%
Year Ended 11/30/00                              0.91%        0.84%                  0.91%                  0.84%
Year Ended 11/30/99                              0.94%        0.76%                  0.95%                  0.75%
Year Ended 11/30/98                              0.99%        1.13%                  1.02%                  1.10%

                                          RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------
                                                PORTFOLIO
                                                 TURNOVER
                                                     RATE (a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                   440%
Year Ended 10/31/03                                   717%
Year Ended 10/31/02                                 1,021%
9/10/01** Through 10/31/01                            564%

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                   108%~
Year Ended 10/31/03                                   132%~
Year Ended 10/31/02                                   138%~
Year Ended 10/31/01                                    85%~
Year Ended 10/31/00                                    80%~

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                    98%~~
Year Ended 10/31/03                                    79%~~
Year Ended 10/31/02                                   121%~~
12/1/00 Through 10/31/01***                           110%~~
Year Ended 11/30/00                                    86%~~
Year Ended 11/30/99                                    80%~~
Year Ended 11/30/98                                   143%~~

(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, IVF invested all of its investable assets in The International Equity Portfolio ("IEP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IEP.
 ~~ Prior to September 10, 2001, IOF invested all of its investable assets in the International Opportunities Portfolio ("IOP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IOP.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                PER SHARE OPERATING PERFORMANCE:
                                               ----------------------------------
                                                           NET ASSET
                                                              VALUE,
                                                           BEGINNING
                                                           OF PERIOD
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                                        $    7.59
Year Ended 10/31/03                                        $    5.25
Year Ended 10/31/02                                        $    5.14
Year Ended 10/31/01                                        $    6.68
Year Ended 10/31/00                                        $    7.22

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                        $   17.84
Year Ended 10/31/03                                        $   13.71
6/28/02** Through 10/31/02                                 $   15.86

                                                       PER SHARE OPERATING PERFORMANCE:
                                           -----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                           -----------------------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                                  NET           SECURITIES
                                           INVESTMENT                (BOTH            TOTAL FROM
                                               INCOME         REALIZED AND            INVESTMENT
                                               (LOSS)          UNREALIZED)            OPERATIONS
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                              0.11^                2.07                  2.18
Year Ended 10/31/03                              0.07^                2.31                  2.38
Year Ended 10/31/02                              0.04^                0.12                  0.16
Year Ended 10/31/01                              0.07^               (1.60)                (1.53)
Year Ended 10/31/00                              0.02                (0.50)                (0.48)

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              0.17^                0.59                  0.76
Year Ended 10/31/03                              0.17^                3.96                  4.13
6/28/02** Through 10/31/02                         --                (2.15)                (2.15)

                                               PER SHARE OPERATING PERFORMANCE:
                                           ----------------------------------------
                                                      LESS DISTRIBUTIONS:
                                           ----------------------------------------
                                            DIVIDENDS
                                             FROM NET  DISTRIBUTIONS          TOTAL
                                           INVESTMENT   FROM CAPITAL  DIVIDENDS AND
                                               INCOME          GAINS  DISTRIBUTIONS
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                              0.11             --           0.11
Year Ended 10/31/03                              0.04             --           0.04
Year Ended 10/31/02                              0.05             --           0.05
Year Ended 10/31/01                              0.01             --           0.01
Year Ended 10/31/00                              0.06             --           0.06

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              0.20             --           0.20
Year Ended 10/31/03                                --             --             --
6/28/02** Through 10/31/02                         --             --             --

(m) Formerly J.P. Morgan Institutional Emerging Markets Equity Fund.
(p) Formerly JPMorgan Fleming Pacific Region Fund.
 ** Commencement of offering of class of shares.
  ^ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                PER SHARE OPERATING PERFORMANCE:
                                                --------------------------------
                                                     NET ASSET
                                                    VALUE, END          TOTAL
                                                     OF PERIOD         RETURN (a)
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                                  $    9.66          29.08%
Year Ended 10/31/03                                  $    7.59          45.49%
Year Ended 10/31/02                                  $    5.25           3.04%
Year Ended 10/31/01                                  $    5.14         (22.98%)
Year Ended 10/31/00                                  $    6.68          (6.88%)

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                  $   18.40           4.29%
Year Ended 10/31/03                                  $   17.84          30.12%
6/28/02** Through 10/31/02                           $   13.71         (13.56%)

                                            RATIOS/SUPPLEMENTAL DATA:
                                            -------------------------
                                                   NET ASSETS,
                                                        END OF
                                                        PERIOD
                                                 (000 OMITTED)
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                                  $  49,660
Year Ended 10/31/03                                  $  58,658
Year Ended 10/31/02                                  $  47,503
Year Ended 10/31/01                                  $  67,335
Year Ended 10/31/00                                  $ 110,711

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                  $  16,905
Year Ended 10/31/03                                  $  13,887
6/28/02** Through 10/31/02                           $   6,463

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                             -------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS: #
                                             -------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                               NET               EXPENSES          INCOME (LOSS)
                                                        INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,
                                                  NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS
                                             EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                              1.45%        1.28%                  1.88%                  0.85%
Year Ended 10/31/03                              1.45%        1.18%                  1.95%                  0.68%
Year Ended 10/31/02                              1.45%        0.83%                  1.77%                  0.51%
Year Ended 10/31/01                              1.45%        1.07%                  1.64%                  0.88%
Year Ended 10/31/00                              1.45%        0.46%                  1.55%                  0.36%

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              1.35%        0.93%                  2.03%                  0.25%
Year Ended 10/31/03                              1.35%        1.16%                  2.65%                 (0.14%)
6/28/02** Through 10/31/02                       1.35%        0.08%                  2.53%                 (1.10%)

                                          RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------
                                                PORTFOLIO
                                                 TURNOVER
                                                     RATE (a)
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                                   118%~
Year Ended 10/31/03                                    85%~
Year Ended 10/31/02                                    69%~
Year Ended 10/31/01                                    76%~
Year Ended 10/31/00                                    65%~

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                   175%
Year Ended 10/31/03                                   172%
6/28/02** Through 10/31/02                            106%

(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Prior to September 10, 2001, EMF invested all of its investable assets in the Emerging Markets Equity Portfolio ("EMP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of EMP.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT SHARES

                                                PER SHARE OPERATING PERFORMANCE:
                                               ----------------------------------
                                                           NET ASSET
                                                              VALUE,
                                                           BEGINNING
                                                           OF PERIOD
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                        $   17.00
Year Ended 10/31/03                                        $   13.26
Year Ended 10/31/02                                        $   12.97
9/10/01** Through 10/31/01                                 $   13.14

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                        $    8.58
Year Ended 10/31/03                                        $    7.01
Year Ended 10/31/02                                        $    8.28
Year Ended 10/31/01@                                       $   16.08
Year Ended 10/31/00                                        $   18.70

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                        $    9.22
Year Ended 10/31/03                                        $    7.53
Year Ended 10/31/02                                        $    8.64
12/1/00 Through 10/31/01***@                               $   11.81
Year Ended 11/30/00                                        $   13.41
Year Ended 11/30/99                                        $   10.45
Year Ended 11/30/98                                        $   10.32

                                                       PER SHARE OPERATING PERFORMANCE:
                                           -----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                           -----------------------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                                  NET           SECURITIES
                                           INVESTMENT                (BOTH            TOTAL FROM
                                               INCOME         REALIZED AND            INVESTMENT
                                               (LOSS)          UNREALIZED)            OPERATIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                              0.29^                2.67                  2.96
Year Ended 10/31/03                              0.05^                3.78                  3.83
Year Ended 10/31/02                              0.14^                0.15                  0.29
9/10/01** Through 10/31/01                         --^               (0.17)                (0.17)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              0.25^                1.81                  2.06
Year Ended 10/31/03                             (0.01)^               1.83                  1.82
Year Ended 10/31/02                              0.07^               (1.22)                (1.15)
Year Ended 10/31/01@                             0.02^               (3.39)                (3.37)
Year Ended 10/31/00                              0.27                (1.07)                (0.80)

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              0.15^                1.18                  1.33
Year Ended 10/31/03                              0.05^                1.72                  1.77
Year Ended 10/31/02                              0.08                (1.10)                (1.02)
12/1/00 Through 10/31/01***@                     0.08^               (2.65)                (2.57)
Year Ended 11/30/00                              0.14                (1.58)                (1.44)
Year Ended 11/30/99                              0.22                 3.05                  3.27
Year Ended 11/30/98                              0.24                (0.01)                 0.23

                                               PER SHARE OPERATING PERFORMANCE:
                                           ----------------------------------------
                                                      LESS DISTRIBUTIONS:
                                           ----------------------------------------
                                            DIVIDENDS
                                             FROM NET  DISTRIBUTIONS
                                           INVESTMENT   FROM CAPITAL          TOTAL
                                               INCOME          GAINS  DISTRIBUTIONS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                --(b)          --             --(b)
Year Ended 10/31/03                              0.09             --           0.09
Year Ended 10/31/02                                --             --             --
9/10/01** Through 10/31/01                         --             --             --

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              0.05             --           0.05
Year Ended 10/31/03                              0.25             --           0.25
Year Ended 10/31/02                              0.12             --           0.12
Year Ended 10/31/01@                             1.14           3.29           4.43
Year Ended 10/31/00                              0.24           1.58           1.82

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              0.24             --           0.24
Year Ended 10/31/03                              0.08             --           0.08
Year Ended 10/31/02                              0.09             --           0.09
12/1/00 Through 10/31/01***@                     0.32           0.28           0.60
Year Ended 11/30/00                              0.16             --           0.16
Year Ended 11/30/99                              0.31             --           0.31
Year Ended 11/30/98                              0.10             --           0.10

  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization. Prior periods have been restated to reflect the split.
(e) Prior to February 27, 2004, the Fund was named Fleming European Fund; prior to February 28, 2001, the Fund was named Chase Vista European Fund.
 ** Commencement of offering of class of shares.
(v) Formerly JPMorgan International Equity Fund.
(o) Formerly J.P.Morgan Institutional International Opportunities Fund.
*** The Fund changed its fiscal year end from November 30 to October 31.
  ^ Calculated based upon average shares outstanding.
(b) Amount rounds to less than $.01.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                PER SHARE OPERATING PERFORMANCE:
                                                --------------------------------
                                                     NET ASSET
                                                    VALUE, END          TOTAL
                                                     OF PERIOD         RETURN (a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                  $   19.96          17.43%
Year Ended 10/31/03                                  $   17.00          29.14%
Year Ended 10/31/02                                  $   13.26           2.24%
9/10/01** Through 10/31/01                           $   12.97          (1.29%)

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                  $   10.59          24.17%
Year Ended 10/31/03                                  $    8.58          26.89%
Year Ended 10/31/02                                  $    7.01         (14.09%)
Year Ended 10/31/01@                                 $    8.28         (26.66%)
Year Ended 10/31/00                                  $   16.08          (5.49%)

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                  $   10.31          14.63%
Year Ended 10/31/03                                  $    9.22          23.77%
Year Ended 10/31/02                                  $    7.53         (11.98%)
12/1/00 Through 10/31/01***@                         $    8.64         (22.66%)
Year Ended 11/30/00                                  $   11.81         (10.87%)
Year Ended 11/30/99                                  $   13.41          32.13%
Year Ended 11/30/98                                  $   10.45           2.30%

                                            RATIOS/SUPPLEMENTAL DATA:
                                            -------------------------
                                                   NET ASSETS,
                                                        END OF
                                                        PERIOD
                                                 (000 OMITTED)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                  $  20,897
Year Ended 10/31/03                                  $  11,225
Year Ended 10/31/02                                  $   8,461
9/10/01** Through 10/31/01                           $   6,063

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                  $  18,023
Year Ended 10/31/03                                  $  16,538
Year Ended 10/31/02                                  $  16,905
Year Ended 10/31/01@                                 $  21,307
Year Ended 10/31/00                                  $  55,445

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                  $  37,206
Year Ended 10/31/03                                  $  30,969
Year Ended 10/31/02                                  $  33,428
12/1/00 Through 10/31/01***@                         $  37,271
Year Ended 11/30/00                                  $  79,408
Year Ended 11/30/99                                  $  67,543
Year Ended 11/30/98                                  $  55,050

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                             -------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS: #
                                             -------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                               NET               EXPENSES          INCOME (LOSS)
                                                        INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,
                                                  NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS
                                             EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                              1.37%        1.54%                  1.71%                  1.20%
Year Ended 10/31/03                              1.47%        0.38%                  2.20%                 (0.35%)
Year Ended 10/31/02                              1.50%        1.06%                  2.43%                  0.13%
9/10/01** Through 10/31/01                       1.50%       (0.06%)                 3.74%+                (2.30%)+

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                              1.37%        2.57%                  1.76%                  2.18%
Year Ended 10/31/03                              1.39%       (0.15%)                 1.86%                 (0.62%)
Year Ended 10/31/02                              1.29%        0.85%                  1.49%                  0.65%
Year Ended 10/31/01@                             1.40%        0.20%                  1.40%                  0.20%
Year Ended 10/31/00                              1.30%        0.15%                  1.30%                  0.15%

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                              1.20%        1.55%                  1.30%                  1.45%
Year Ended 10/31/03                              1.20%        0.58%                  1.37%                  0.41%
Year Ended 10/31/02                              1.20%        0.89%                  1.22%                  0.87%
12/1/00 Through 10/31/01***@                     1.27%        0.85%                  1.27%                  0.85%
Year Ended 11/30/00                              1.21%        0.55%                  1.21%                  0.55%
Year Ended 11/30/99                              1.18%        0.47%                  1.24%                  0.41%
Year Ended 11/30/98                              1.20%        0.96%                  1.24%                  0.92%

                                          RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------
                                                PORTFOLIO
                                                 TURNOVER
                                                     RATE (a)
INTREPID EUROPEAN FUND(e)
Year Ended 10/31/04                                   440%
Year Ended 10/31/03                                   717%
Year Ended 10/31/02                                 1,021%
9/10/01** Through 10/31/01                            564%

INTERNATIONAL VALUE FUND(v)
Year Ended 10/31/04                                   108%~
Year Ended 10/31/03                                   132%~
Year Ended 10/31/02                                   138%~
Year Ended 10/31/01@                                   85%~
Year Ended 10/31/00                                    80%~

INTERNATIONAL
OPPORTUNITIES FUND(o)
Year Ended 10/31/04                                    98%~~
Year Ended 10/31/03                                    79%~~
Year Ended 10/31/02                                   121%~~
12/1/00 Through 10/31/01***@                          110%~~
Year Ended 11/30/00                                    86%~~
Year Ended 11/30/99                                    80%~~
Year Ended 11/30/98                                   143%~~

(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate.
  ~ Prior to September 10, 2001, IVF invested all of its investable assets in The International Equity Portfolio ("IEP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IEP.
 ~~ Prior to September 10, 2001, IOF invested all of its investable assets in the International Opportunities Portfolio ("IOP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of IOP.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                PER SHARE OPERATING PERFORMANCE:
                                               ----------------------------------
                                                           NET ASSET
                                                              VALUE,
                                                           BEGINNING
                                                           OF PERIOD
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                                        $    7.53
Year Ended 10/31/03                                        $    5.23
Year Ended 10/31/02                                        $    5.13
Year Ended 10/31/01@                                       $    6.73
Year Ended 10/31/00                                        $    7.28

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                        $   17.80
Year Ended 10/31/03                                        $   13.71
6/28/02** Through 10/31/02                                 $   15.86

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                                        $   23.19
Year Ended 10/31/03                                        $   19.45
Year Ended 10/31/02                                        $   21.20
Year Ended 10/31/01                                        $   32.00
Year Ended 10/31/00                                        $   33.33

                                                       PER SHARE OPERATING PERFORMANCE:
                                           -----------------------------------------------------
                                                      INCOME FROM INVESTMENT OPERATIONS:
                                           -----------------------------------------------------
                                                                 NET GAINS
                                                              OR LOSSES ON
                                                  NET           SECURITIES
                                           INVESTMENT                (BOTH            TOTAL FROM
                                               INCOME         REALIZED AND            INVESTMENT
                                               (LOSS)          UNREALIZED)            OPERATIONS
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                              0.08^                2.06                  2.14
Year Ended 10/31/03                              0.05^                2.28                  2.33
Year Ended 10/31/02                              0.03^                0.12                  0.15
Year Ended 10/31/01@                             0.05^               (1.61)                (1.56)
Year Ended 10/31/00                              0.02                (0.53)                (0.51)

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              0.14^                0.60                  0.74
Year Ended 10/31/03                              0.16^                3.93                  4.09
6/28/02** Through 10/31/02                         --                (2.15)                (2.15)

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                              0.33^                3.90                  4.23
Year Ended 10/31/03                              0.30^                3.72                  4.02
Year Ended 10/31/02                              0.21^               (1.84)                (1.63)
Year Ended 10/31/01                              0.39                (6.35)                (5.96)
Year Ended 10/31/00                              0.15                 1.05                  1.20

                                               PER SHARE OPERATING PERFORMANCE:
                                           ----------------------------------------
                                                      LESS DISTRIBUTIONS:
                                           ----------------------------------------
                                            DIVIDENDS
                                             FROM NET  DISTRIBUTIONS
                                           INVESTMENT   FROM CAPITAL          TOTAL
                                               INCOME          GAINS  DISTRIBUTIONS
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                              0.09             --           0.09
Year Ended 10/31/03                              0.03             --           0.03
Year Ended 10/31/02                              0.05             --           0.05
Year Ended 10/31/01@                             0.04             --           0.04
Year Ended 10/31/00                              0.04             --           0.04

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              0.17             --           0.17
Year Ended 10/31/03                                --             --             --
6/28/02** Through 10/31/02                         --             --             --

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                              0.28             --           0.28
Year Ended 10/31/03                              0.28             --           0.28
Year Ended 10/31/02                              0.12             --           0.12
Year Ended 10/31/01                              0.18           4.66           4.84
Year Ended 10/31/00                              0.13           2.40           2.53

  @ Prior to the open of business on September 10, 2001, the class underwent a split of shares in connection with the fund reorganization. Prior periods have been restated to reflect the splits.
(m) Formerly J.P. Morgan Institutional Emerging Markets Equity Fund.
(p) Formerly JPMorgan Fleming Pacific Region Fund.
 ** Commencement of offering of class of shares.
(i) Formerly Chase Vista Select International Equity Fund.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                PER SHARE OPERATING PERFORMANCE:
                                                --------------------------------
                                                     NET ASSET
                                                    VALUE, END          TOTAL
                                                     OF PERIOD         RETURN (a)
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                                  $    9.58          28.72%
Year Ended 10/31/03                                  $    7.53          44.84%
Year Ended 10/31/02                                  $    5.23           2.75%
Year Ended 10/31/01@                                 $    5.13         (23.23%)
Year Ended 10/31/00                                  $    6.73          (7.12%)

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                  $   18.37           4.21%
Year Ended 10/31/03                                  $   17.80          29.83%
6/28/02** Through 10/31/02                           $   13.71         (13.56%)

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                                  $   27.14          18.31%
Year Ended 10/31/03                                  $   23.19          20.90%
Year Ended 10/31/02                                  $   19.45          (7.74%)
Year Ended 10/31/01                                  $   21.20         (21.62%)
Year Ended 10/31/00                                  $   32.00           2.71%

                                            RATIOS/SUPPLEMENTAL DATA:
                                            -------------------------
                                                   NET ASSETS,
                                                        END OF
                                                        PERIOD
                                                 (000 OMITTED)
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                               $     32,733
Year Ended 10/31/03                               $     22,620
Year Ended 10/31/02                               $     18,660
Year Ended 10/31/01@                              $     22,253
Year Ended 10/31/00                               $     34,204

ASIA EQUITY FUND(p)
Year Ended 10/31/04                               $     18,101
Year Ended 10/31/03                               $     24,443
6/28/02** Through 10/31/02                        $     14,043

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                               $  1,243,387
Year Ended 10/31/03                               $    813,466
Year Ended 10/31/02                               $    247,426
Year Ended 10/31/01                               $    181,296
Year Ended 10/31/00                               $    226,248

                                                                  RATIOS/SUPPLEMENTAL DATA:
                                             -------------------------------------------------------------------
                                                               RATIOS TO AVERAGE NET ASSETS: #
                                             -------------------------------------------------------------------
                                                                                                  NET INVESTMENT
                                                               NET               EXPENSES          INCOME (LOSS)
                                                        INVESTMENT       WITHOUT WAIVERS,       WITHOUT WAIVERS,
                                                  NET       INCOME         REIMBURSEMENTS         REIMBURSEMENTS
                                             EXPENSES       (LOSS)   AND EARNINGS CREDITS   AND EARNINGS CREDITS
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                              1.75%        0.96%                  2.13%                  0.58%
Year Ended 10/31/03                              1.75%        0.88%                  2.26%                  0.37%
Year Ended 10/31/02                              1.75%        0.56%                  2.04%                  0.27%
Year Ended 10/31/01@                             1.75%        0.78%                  2.11%                  0.42%
Year Ended 10/31/00                              1.75%        0.15%                  1.96%                 (0.06%)

ASIA EQUITY FUND(p)
Year Ended 10/31/04                              1.50%        0.78%                  2.17%                  0.11%
Year Ended 10/31/03                              1.50%        1.17%                  2.71%                 (0.04%)
6/28/02** Through 10/31/02                       1.50%       (0.03%)                 2.58%                 (1.11%)

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                              1.10%        1.28%                  1.52%                  0.86%
Year Ended 10/31/03                              1.10%        1.45%                  1.55%                  1.00%
Year Ended 10/31/02                              1.03%        1.03%                  1.54%                  0.52%
Year Ended 10/31/01                              1.00%        0.87%                  1.54%                  0.33%
Year Ended 10/31/00                              0.66%        0.38%                  1.50%                 (0.46%)

                                          RATIOS/SUPPLEMENTAL DATA:
                                          -------------------------
                                                PORTFOLIO
                                                 TURNOVER
                                                     RATE (a)
EMERGING MARKETS
EQUITY FUND(m)
Year Ended 10/31/04                                   118%~
Year Ended 10/31/03                                    85%~
Year Ended 10/31/02                                    69%~
Year Ended 10/31/01@                                   76%~
Year Ended 10/31/00                                    65%~

ASIA EQUITY FUND(p)
Year Ended 10/31/04                                   175%
Year Ended 10/31/03                                   172%
6/28/02** Through 10/31/02                            106%

INTERNATIONAL EQUITY FUND(i)
Year Ended 10/31/04                                    24%
Year Ended 10/31/03                                    16%
Year Ended 10/31/02                                    20%
Year Ended 10/31/01                                    33%
Year Ended 10/31/00                                   149%

  ^ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  # Short periods have been annualized.
  ~ Prior to September 10, 2001, EMF invested all of its investable assets in the Emerging Markets Equity Portfolio ("EMP"). The portfolio turnover rate disclosed prior to September 10, 2001 is the turnover rate of EMP.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE TRUSTEES AND SHAREHOLDERS OF
J.P. MORGAN MUTUAL FUND GROUP,
J.P. MORGAN INSTITUTIONAL FUNDS AND
J.P. MORGAN MUTUAL FUND SELECT GROUP

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Fleming Intrepid European Fund (formerly the JPMorgan Fleming European Fund), JPMorgan Fleming Japan Fund, JPMorgan Fleming International Growth Fund, JPMorgan Fleming International Value Fund, JPMorgan Fleming International Opportunities Fund, JPMorgan Fleming Emerging Markets Equity Fund, JPMorgan Fleming Asia Equity Fund and JPMorgan Fleming International Equity Fund (formerly the JPMorgan Select International Equity Fund), (hereafter referred to collectivelly as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 20, 2004

SCHEDULE OF SHAREHOLDER EXPENSES
Hypothetical $1,000 Investment at Beginning of Period
October 31, 2004
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                         EXPENSES PAID
                                                       BEGINNING             ENDING      DURING PERIOD
                                                  ACCOUNT VALUE,     ACCOUNT VALUE,           MAY 1 TO         ANNUALIZED
                                                     MAY 1, 2004   OCTOBER 31, 2004   OCTOBER 31, 2004*     EXPENSE RATIO
INTREPID EUROPEAN FUND

CLASS A
    Actual period return                        $          1,000   $          1,084   $           9.17               1.75%
    Hypothetical                                $          1,000   $          1,016   $           8.87               1.75%

CLASS B
    Actual period return                        $          1,000   $          1,082   $          11.77               2.25%
    Hypothetical                                $          1,000   $          1,014   $          11.39               2.25%

CLASS C
    Actual period return                        $          1,000   $          1,082   $          11.77               2.25%
    Hypothetical                                $          1,000   $          1,014   $          11.39               2.25%

INSTITUTIONAL
    Actual period return                        $          1,000   $          1,088   $           5.25               1.00%
    Hypothetical                                $          1,000   $          1,020   $           5.08               1.00%
SELECT
    Actual period return                        $          1,000   $          1,087   $           7.08               1.35%
    Hypothetical                                $          1,000   $          1,018   $           6.85               1.35%

JAPAN FUND

CLASS A
    Actual period return                        $          1,000   $            945   $           8.55               1.75%
    Hypothetical                                $          1,000   $          1,016   $           8.87               1.75%

CLASS B
    Actual period return                        $          1,000   $            941   $          12.19               2.50%
    Hypothetical                                $          1,000   $          1,012   $          12.65               2.50%

INTERNATIONAL GROWTH FUND

CLASS A
    Actual period return                        $          1,000   $          1,013   $          10.12               2.00%
    Hypothetical                                $          1,000   $          1,015   $          10.13               2.00%

CLASS B
    Actual period return                        $          1,000   $          1,010   $          12.63               2.50%
    Hypothetical                                $          1,000   $          1,012   $          12.65               2.50%

                                                                                         EXPENSES PAID
                                                       BEGINNING             ENDING      DURING PERIOD
                                                  ACCOUNT VALUE,     ACCOUNT VALUE,           MAY 1 TO         ANNUALIZED
                                                     MAY 1, 2004   OCTOBER 31, 2004   OCTOBER 31, 2004*     EXPENSE RATIO
INTERNATIONAL VALUE FUND

CLASS A
    Actual period return                        $          1,000   $          1,081   $           7.58               1.45%
    Hypothetical                                $          1,000   $          1,018   $           7.35               1.45%

CLASS B
    Actual period return                        $          1,000   $          1,077   $          10.18               1.95%
    Hypothetical                                $          1,000   $          1,015   $           9.88               1.95%

INSTITUTIONAL
    Actual period return                        $          1,000   $          1,084   $           4.98               0.95%
    Hypothetical                                $          1,000   $          1,020   $           4.82               0.95%

SELECT
    Actual period return                        $          1,000   $          1,081   $           7.16               1.37%
    Hypothetical                                $          1,000   $          1,018   $           6.95               1.37%

INTERNATIONAL OPPORTUNITIES FUND

CLASS A
    Actual period return                        $          1,000   $          1,039   $           9.74               1.90%
    Hypothetical                                $          1,000   $          1,015   $           9.63               1.90%

CLASS B
    Actual period return                        $          1,000   $          1,036   $          12.28               2.40%
    Hypothetical                                $          1,000   $          1,013   $          12.14               2.40%

INSTITUTIONAL
    Actual period return                        $          1,000   $          1,043   $           4.73               0.92%
    Hypothetical                                $          1,000   $          1,020   $           4.67               0.92%

SELECT
    Actual period return                        $          1,000   $          1,043   $           6.16               1.20%
    Hypothetical                                $          1,000   $          1,019   $           6.09               1.20%

                                                                                         EXPENSES PAID
                                                       BEGINNING             ENDING      DURING PERIOD
                                                  ACCOUNT VALUE,     ACCOUNT VALUE,           MAY 1 TO         ANNUALIZED
                                                     MAY 1, 2004   OCTOBER 31, 2004   OCTOBER 31, 2004*     EXPENSE RATIO
EMERGING MARKETS EQUITY FUND

CLASS A
    Actual period return                        $          1,000   $          1,143   $          10.77               2.00%
    Hypothetical                                $          1,000   $          1,015   $          10.13               2.00%

CLASS B
    Actual period return                        $          1,000   $          1,140   $          13.45               2.50%
    Hypothetical                                $          1,000   $          1,012   $          12.65               2.50%

INSTITUTIONAL
    Actual period return                        $          1,000   $          1,146   $           7.82               1.45%
    Hypothetical                                $          1,000   $          1,018   $           7.35               1.45%

SELECT
    Actual period return                        $          1,000   $          1,145   $           9.43               1.75%
    Hypothetical                                $          1,000   $          1,016   $           8.87               1.75%

ASIA EQUITY

CLASS A
    Actual period return                        $          1,000   $          1,041   $           8.98               1.75%
    Hypothetical                                $          1,000   $          1,016   $           8.87               1.75%

INSTITUTIONAL
    Actual period return                        $          1,000   $          1,043   $           6.93               1.35%
    Hypothetical                                $          1,000   $          1,018   $           6.85               1.35%

SELECT
    Actual period return                        $          1,000   $          1,043   $           7.70               1.50%
    Hypothetical                                $          1,000   $          1,017   $           7.61               1.50%

                                                                                         EXPENSES PAID
                                                       BEGINNING             ENDING      DURING PERIOD
                                                  ACCOUNT VALUE,     ACCOUNT VALUE,           MAY 1 TO         ANNUALIZED
                                                     MAY 1, 2004   OCTOBER 31, 2004   OCTOBER 31, 2004*     EXPENSE RATIO
INTERNATIONAL EQUITY FUND

CLASS A
    Actual period return                        $          1,000   $          1,065   $           7.79               1.50%
    Hypothetical                                $          1,000   $          1,017   $           7.61               1.50%

CLASS B
    Actual period return                        $          1,000   $          1,062   $          10.37               2.00%
    Hypothetical                                $          1,000   $          1,015   $          10.13               2.00%

CLASS C
    Actual period return                        $          1,000   $          1,062   $          10.37               2.00%
    Hypothetical                                $          1,000   $          1,015   $          10.13               2.00%

SELECT
    Actual period return                        $          1,000   $          1,067   $           5.72               1.10%
    Hypothetical                                $          1,000   $          1,019   $           5.58               1.10%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                            POSITIONS                                                   NUMBER OF             OTHER
                            HELD WITH                            PRINCIPAL              PORTFOLIOS IN         DIRECTORSHIPS
                            EACH          TERM OF OFFICE         OCCUPATIONS            JPMORGAN FUND         HELD OUTSIDE
NAME, CONTACT ADDRESS       JPMORGAN      AND LENGTH OF          DURING PAST            COMPLEX(1) OVERSEEN   JPMORGAN FUND
AND YEAR OF BIRTH           TRUST         TIME SERVED            5 YEARS                BY TRUSTEE            COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;       Trustee       Trustee of Funds       Retired; Vice          70                    None
522 Fifth Avenue,                         that are series of     President and
New York, NY 10036;                       JPMIF since 2001,      Treasurer of
1941                                      Funds that are         Ingersoll-Rand
                                          series of MFSG since   Company
                                          1996 and Funds that    (manufacturer of
                                          are series of MFG      industrial
                                          since 1987.            equipment)
                                                                 (1972-2000)

Roland R. Eppley, Jr.;      Trustee       Trustee of Funds       Retired                70                    Director of Janel
522 Fifth Avenue,                         that are series of                                                  Hydro, Inc.
New York, NY 10036;                       JPMIF since 2001,                                                   (Automotive)
1932                                      Funds that are                                                      (1993-Present)
                                          series of MFSG since
                                          1996 and Funds that
                                          are series of MFG
                                          since 1989.

Ann Maynard Gray;*          Trustee       Since 2001             Vice President of      70                    Director of Duke
522 Fifth Avenue,                                                Capital Cities/ABC,                          Energy Corporation
New York, NY 10036;                                              Inc. (1986-1998)                             (1997-Present);
1945^                                                                                                         Director of Elan
                                                                                                              Corporation, Plc
                                                                                                              (pharmaceuticals)
                                                                                                              (2001-Present);
                                                                                                              Director of The
                                                                                                              Phoenix Companies
                                                                                                              (wealth management
                                                                                                              services)
                                                                                                              (2002-Present)

Matthew Healey;*            Trustee       Trustee of Funds       Retired; Chief         70                    None
522 Fifth Avenue,                         that are series of     Executive Officer of
New York, NY 10036;                       of JPMIF since 1992    certain J.P. Morgan
1937                                      and Funds that are     Fund Trusts
                                          series of MFG since    (1982-2001)
                                          2001 and MFSG since
                                          2001.

* Resigned effective November 26, 2004.

                            POSITIONS                                                   NUMBER OF             OTHER
                            HELD WITH                            PRINCIPAL              PORTFOLIOS IN         DIRECTORSHIPS
                            EACH          TERM OF OFFICE         OCCUPATIONS            JPMORGAN FUND         HELD OUTSIDE
NAME, CONTACT ADDRESS       JPMORGAN      AND LENGTH OF          DURING PAST            COMPLEX(1) OVERSEEN   JPMORGAN FUND
AND YEAR OF BIRTH           TRUST         TIME SERVED            5 YEARS                BY TRUSTEE            COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S) (CONTINUED)

Fergus Reid, III;           Trustee and   Trustee of Funds       Chairman of Lumelite   70                    Trustee of Morgan
522 Fifth Avenue,           Chairman of   that are series of     Corporation                                  Stanley Funds (209
New York, NY 10036;         the Board     JPMIF since 2001,      (plastics                                    portfolios)
1932                        of Trustees   Funds that are         manufacturing)                               (1995-Present)
                                          series of MFSG since   (2003-Present);
                                          1996 and Funds that    Chairman and CEO of
                                          are series of MFG      Lumelite Corporation
                                          since 1987.            (1985-2002)

James J. Schonbachler;      Trustree      Since 2001             Retired; Managing      70                    None
522 Fifth Avenue,                                                Director of Bankers
New York, NY 10036;                                              Trust Company
1943                                                             (financial services)
                                                                 (1968-1998)

Robert J. Higgins;          Trustee       Since 2002             Retired; Director of   70                    Director of Providian
522 Fifth Avenue,                                                Administration of the                        Financial Corp.
New York, NY 10036;                                              State of Rhode Island                        (banking)
1945                                                             (2003-Present);                              (2002-Present)
                                                                 President - Consumer
                                                                 Banking and
                                                                 Investment Services
                                                                 Fleet Boston
                                                                 Financial (1971-2002)

Dr. Matthew Goldstein;      Trustee       Since 2003             Chancellor of the      70                    Trustee of Bronx-
522 Fifth Avenue,                                                City University of                           Lebanon Hospital
New York, NY 10036;                                              New York, since                              Center (1992-present);
1941                                                             September 1, 1999;                           Director of New Plan
                                                                 President, Adelphi                           Excel Realty Trust,
                                                                 University (New York)                        Inc. (real estate
                                                                 (1998-1999).                                 investment trust)
                                                                                                              (2000-present);
                                                                                                              Director of Lincoln
                                                                                                              Center Institute for
                                                                                                              the Arts in Education
                                                                                                              (1999-Present).

                            POSITIONS                                                   NUMBER OF             OTHER
                            HELD WITH                            PRINCIPAL              PORTFOLIOS IN         DIRECTORSHIPS
                            EACH          TERM OF OFFICE         OCCUPATIONS            JPMORGAN FUND         HELD OUTSIDE
NAME, CONTACT ADDRESS       JPMORGAN      AND LENGTH OF          DURING PAST            COMPLEX(1) OVERSEEN   JPMORGAN FUND
AND YEAR OF BIRTH           TRUST         TIME SERVED            5 YEARS                BY TRUSTEE            COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S) (CONTINUED)

William G. Morton, Jr.;     Trustee       Since 2003             Retired; Emeritus      70                    Director of Radio
522 Fifth Avenue,                                                (2001-2002), and                             Shack Corporation
New York, NY 10036;                                              Chairman and Chief                           (electronics)
1937                                                             Executive Officer,                           (1987-present);
                                                                 Boston Stock Exchange                        Director of The
                                                                 (1985-2001).                                 Griswold Company
                                                                                                              (securities
                                                                                                              brokerage).
                                                                                                              (2002-2004), Director
                                                                                                              of The National
                                                                                                              Football Foundation
                                                                                                              and College Hall of
                                                                                                              Fame (1994-present);
                                                                                                              Trustee of the
                                                                                                              Berklee College of
                                                                                                              Music (1998-present);
                                                                                                              Trustee of the
                                                                                                              Stratton Mountain
                                                                                                              School
                                                                                                              (2001-present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding*        Trustee       Trustee of Funds       Retired; Chief         70                    None.
522 Fifth Avenue,                         that are series of     Executive Officer of
New York, NY 10036;                       JPMIF since 2001,      Chase Mutual Funds
1935                                      Funds that are         (investment company)
                                          series of MFSG since   (1989-1998);
                                          1996 and Funds that    President and Chief
                                          are series of MFG      Executive Officer of
                                          since 1998.            Vista Capital
                                                                 Management
                                                                 (investment
                                                                 management)
                                                                 (1990-1998); Chief
                                                                 Investment Executive
                                                                 of Chase Manhattan
                                                                 Private Bank
                                                                 (investment
                                                                 management)
                                                                 (1990-1998).

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

^ Dana Maynard Gray, the daughter of Ann Maynard Gray, became employed with JPMorgan Securities, Inc., as an Associate Analyst on May 3, 2004.

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of JPMorgan Chase & Co. stock.

                        POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS   WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH       JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

George C.W. Gatch;      President                  Since 2001       Managing Director, JPMIM, CEO and President of the J.P.
522 Fifth Avenue,                                                   Morgan and One Group Funds. An employee since 1986, Mr. Gatch
New York, NY 10036;                                                 leads the firm's U.S. mutual fund and financial intermediary
1962                                                                business. He was previously President and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture
                                                                    between J.P. Morgan and Dal-Ichi Kangyo Bank. Prior to
                                                                    working in Japan, Mr. Gatch established JPMIM's sub-advisory and institutional mutual funds business. He has also held
                                                                    numerous positions throughout the firm in business
                                                                    management, marketing, and sales.

Robert L. Young; 522    Senior Vice President      Since 2004       Chief Operating Officer, JPMorgan Funds (August 2004
Fifth Avenue,                                                       to present) and One Group Mutual Funds from
New York, NY 10036;                                                 November 2001 until present. From October 1999 to
1963                                                                present, Vice President and Treasurer, One Group
                                                                    Administrative Services, Inc., and Vice President and
                                                                    Treasurer, One Group Dealer Services, Inc.

Patricia A. Maleski;    Vice President and Chief   Since 2003       Vice President, JPMIM; previously, Treasurer,
522 Fifth Avenue,       Administrative Officer                      JPMorgan Funds and Head of Funds Administration
New York, NY 10036;                                                 and Board Liaison. Prior to joining J.P. Morgan
1960                                                                Chase & Co. in 2001, Ms. Maleski was the Vice
                                                                    President of Finance for the Pierpont Group, Inc., a
                                                                    service provider of the Board of Directors/Trustees of the
                                                                    JPMorgan Funds.

Wayne H. Chan;          Vice President and         Since 2003       Vice President and Assistant General Counsel, JPMIM,
522 Fifth Avenue,       Assistant Secretary                         since September 2002; Mr. Chan was an associate at
New York, NY 10036;                                                 the law firm of Shearman and Sterling from May 2001
1965                                                                through September 2002; Swidler Berlin Shereff Friedman LLP from June 1999 through May 2001 and Whitman Breed Abbott &
                                                                    Morgan LLP from September 1997 through May 1999.

Stephanie J. Dorsey     Treasurer                  Since 2004       Director of Mutual Fund Administration, One Group
522 Fifth Avenue,                                                   Administrative Services, since January 2004;
New York, NY 10036;                                                 Ms. Dorsey worked for Bank One Corporation from
1969                                                                January 2003 to January 2004; Prior to joining Bank One
                                                                    Corporation, she held various positions at
                                                                    PricewaterhouseCoopers LLP from September 1992 through
                                                                    December 2002.

Elizabeth A. Davin      Assistant Secretary        Since 2004       From September 2004 to present, Senior Counsel,
522 Fifth Avenue,                                                   JPMorgan Case & Co.; prior to that Ms. Davin was
New York, NY 10036;                                                 Assistant General Counsel and then Associate General
1964                                                                Counsel and Vice President, Gartmore Global
                                                                    Investments, Inc. from July 1999 to August 2004.

                        POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS   WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH       JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Stephen M. Bemnham      Assistant Secretary        Since 2004       Vice President and Assistant General Counsel, JPMIM
522 Fifth Avenue,                                                   since 2004; Vice President (Legal Advisory) of Merrill
New York, NY 10036;                                                 Lynch Investment Managers, L.P., from 2000 to 2004;
1959                                                                attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Jessica K. Ditullio     Assistant Secretary        Since 2004       From August 1990 to present, she held various
522 Fifth Avenue,                                                   attorney positions for Bank One Corporation (now
New York, NY 10036;                                                 known as JPMorgan Chase & Co.)
1962

Nancy E. Fields         Assistant Secretary        Since 2004       From October 1999 to present, Director, Mutual Fund
522 Fifth Avenue,                                                   Administration, One Group Administrative Services,
New York, NY 10036;                                                 Inc. and Senior Project Manager, Mutual Funds, One
1949                                                                Group Dealer Services, Inc. From July 1999 to October 1999,
                                                                    Project Manager, One Group, Banc One Investment Advisors
                                                                    Corporation.

Avery P. Maher          Assistant Secretary        Since 2004       Vice President and Assistant General Counsel, JPMIM
522 Fifth Avenue,                                                   since 2004; Second Vice President and Assistant
New York, NY 10036;                                                 Secretary of John Hancock Advisers, LLC, from
1945                                                                July 1992 through September 2004.

Alaina Metz             Assistant Secretary        Since 2001       From June 1995 to present, Vice President, BISYS Fund
3435 Stelzer Rd.                                                    Services, Inc.
Columbus, OH 43219
1967

Martin R. Dean          Assistant Treasurer        Since 2001       Vice President of Regulatory Services of BISYS Fund
3435 Stelzer Rd.                                                    Services, Inc.
Columbus, OH 43219
1963

Arthur A. Jensen        Assistant Treasurer        Since 2001       Vice President of Financial Services of BISYS Fund
3435 Stelzer Rd.                                                    Services, Inc. since June 2001; formerly Section
Columbus, OH 43219                                                  Manager of Northern Trust Company and Accounting
1966                                                                Supervisor at Allstate Insurance Company.

Christopher D. Walsh    Assistant Treasurer        Since 2004       Vice President, JPMIM; Mr. Walsh manages all aspects
522 Fifth Avenue,                                                   of institutional and retail mutual fund administration
New York, NY 10036;                                                 and vendor relationships within the mutual funds,
1965                                                                commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Prior to joining JPMorgan in 2000, he was a
                                                                    director from 1996 to 2000 of Mutual Fund
                                                                    Administration at Prudential Investments.

Paul M. DeRusso         Assistant Treasurer        Since 2001       Vice President, JPMIM; Manager of the Budgeting and
522 Fifth Avenue,                                                   Expense Group of Funds Administration Group.
New York, NY 10036;
1954

                        POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS   WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND DATE OF BIRTH       JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Mary D. Squires         Assistant Treasurer        Since 2001       Vice President, JPMIM; Ms. Squires has held
522 Fifth Avenue,                                                   numerous financial and operations positions
New York, NY 10036;                                                 supporting the J.P. Morgan Chase organization
1955                                                                complex.

Stephen M. Ungerman     Chief Compliance Officer   Since 2004       Vice President, JPMIM; previously, Head of Fund
522 Fifth Avenue,                                                   Administration - Pooled Vehicles; prior to joining
New York, NY 10036;                                                 JPMorgan Chase in 2000, he held a number of
1953                                                                positions in Prudential Financial's asset management
                                                                    business, including Associate General Counsel, Tax
                                                                    Director and Co-head of Fund Administration
                                                                    Department. Mr. Ungerman also served as Assistant Treasurer for all mutual funds managed by Prudential.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMORGAN FLEMING INTREPID EUROPEAN FUND ("EF")
JPMORGAN FLEMING JAPAN FUND ("JF")
JPMORGAN FLEMING INTERNATIONAL GROWTH FUND ("IGF")
JPMORGAN FLEMING INTERNATIONAL VALUE FUND ("IVF")
JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND ("IOF")
JPMORGAN FLEMING EMERGING MARKETS EQUITY FUND ("EMF")
JPMORGAN FLEMING ASIA EQUITY FUND ("AEF")
JPMORGAN FLEMING INTERNATIONAL EQUITY FUND ("IEF")

Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2004. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

Also, for the fiscal year ended October 31, 2004, AEF intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Gross income and foreign tax expenses by country on October 31, 2004 are as follows:

                                                                     FOREIGN TAX
                              COUNTRY              GROSS INCOME     PASS THROUGH            QDI %
FUND
AEF                                      Bermuda   $       15,737   $            --
                                           China           82,950                --         15.83%
                                       Hong Kong          251,995                --
                                           India            9,324                --          1.85%
                                       Indonesia           93,486            14,023         18.55%
                                           Korea          258,501            42,774         51.30%
                                        Malaysia           67,931            13,719
                                       Singapore          161,847            28,607
                                          Taiwan          162,468            42,864
                                        Thailand           43,338             4,334          8.60%
                                  United Kingdom           19,500                --          3.87%

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2004. These shareholders will receive more detailed information along with 2004
Form 1099-DIV.

For the fiscal year ended Ocotber 31, 2004, the following represents the percentage of ordinary income distributions treated as qualified dividends:

                                                                 PERCENTAGE OF
                                                                 DISTRIBUTIONS
FUND
EF                                                                      100.00%
IGF                                                                     100.00%
IVF                                                                     100.00%
IOF                                                                     100.00%
EMF                                                                     100.00%
AEF                                                                      90.86%
IEF                                                                      92.50%

JP MORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International
    Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS
Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

ASSET MANAGEMENT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center                               PRSRT STD
      6112 W. 73rd Street                                     U.S. POSTAGE
     Bedford Park, IL 60638                                       PAID
                                                               PERMIT 2891
                                                             KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004                                  AN-INTEQ-1004
All rights reserved. December 2004.

[GRAPHIC]

JPMORGAN FUNDS


ANNUAL REPORT OCTOBER 31 2004


TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

TAX AWARE DISCIPLINED EQUITY FUND

TAX AWARE ENHANCED INCOME FUND

TAX AWARE LARGE CAP GROWTH FUND

TAX AWARE LARGE CAP VALUE FUND

TAX AWARE SHORT-INTERMEDIATE INCOME FUND

TAX AWARE U.S. EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                       1

Fund Commentaries:

Fleming Tax Aware International Opportunites Fund        3

Tax Aware Disciplined Equity Fund                        6

Tax Aware Enhanced Income Fund                           9

Tax Aware Large Cap Growth Fund                         11

Tax Aware Large Cap Value Fund                          14

Tax Aware Short-Intermediate Income Fund                17

Tax Aware U.S. Equity Fund                              19

Portfolio of Investments                                22

Financial Statements                                    54

Notes to Financial Statements                           66

Financial Highlights                                    96

HIGHLIGHTS

-  Corporate earnings growth drives market rally

-  Weak dollar boosts returns from international stocks

-  Interest rates and oil prices spook markets

-  Low inflation underpins our optimism

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN TAX AWARE FUNDS

PRESIDENT'S LETTER DECEMBER 6, 2004

[PHOTO OF GEORGE C.W. GATCH]

"WE BELIEVE THE U.S. ECONOMY IS BEGINNING TO EMERGE FROM ITS MID-SUMMER PERIOD OF WEAKNESS, AND THAT THE GLOBAL ECONOMY IS MOVING TOWARDS A BROADLY BASED EXPANSION.

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Tax Aware Funds. Inside, you'll find information detailing the performance of the Funds for the year ended October 31, 2004, along with reports from the Portfolio Managers.

EQUITIES STAGE STRONG RALLY GLOBALLY

U.S. and international equity markets rallied substantially in the period. As economic growth picked up, companies from around the globe reported higher earnings, lifting equity prices. For many companies, higher sales fed straight through to bottom-line profits, following cost reduction restructurings carried out over the past few years. For U.S. investors, international equity markets provided strong returns, particularly when the effect of a falling U.S. dollar was factored in. In all, the MSCI EAFE Index, which represents a broad spread of European and Asian markets, rose 18.84% in U.S. dollars. By contrast, the S&P 500 Index rose 9.42%.

There was a wide divergence between market performances. High equity valuations held U.S. equities back from achieving greater gains. Asian equities were hampered by concerns over the vitality of their export industries. Europe, meanwhile, performed exceptionally. The MSCI Europe Index rose 21.89%, while the MSCI Japan Index rose 9.04% and the MSCI Asia ex Japan Index appreciated 9.40%.

MID-YEAR "SOFT PATCH"

But the rally was far from linear. Come the second quarter, many markets faltered as rising U.S. interest rates and surging oil prices caused fears that growth would be choked off. It soon became evident that the U.S. economy was indeed experiencing a "soft patch". Additionally, growth in Japan and Continental Europe disappointed -- particularly as domestic demand failed to pick up to the degree many had hoped for. This caused some setbacks in equity prices during the mid to late summer.

OUTLOOK

We believe the U.S. economy is beginning to emerge from its mid-summer period of weakness, and that the global economy is moving towards a broadly based expansion. Even if economic growth does not accelerate strongly, we are optimistic that the expansion is sustainable, and that stocks are likely to outperform bonds in the period ahead. One reason for our optimism is that inflation remains under control, which gives long-term interest rates the ability to come down further if the global economy weakens slightly, providing additional support to economic activity and equity prices.

IMPORTANT FUND FAMILY UPDATE

Shareholders of JPMorgan Funds and One Group Funds have received a variety of documents, some regarding the proposed integration of the two fund complexes. The integration generally will be effective on February 18, 2005; however, some of the changes will require shareholder approval at meetings on January 20, 2005, before they can be implemented. As a shareholder, your input in these decisions is important, so we would greatly appreciate your response.

As always, we would like to thank you for your investment. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.


Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                             FUND FACTS
                             Fund Inception                              4/30/01
                             Fiscal Year End                          OCTOBER 31
                             Net Assets as of 10/31/2004
                             (In Millions)                                $143.6
                             Primary Benchmark                 MSCI EAFE USD NET

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Fleming Tax Aware International Opportunities Fund, which seeks high after-tax total return by investing in equity securities of foreign companies in developed and, to a lesser extent, emerging markets, rose by 14.4% (Institutional shares) during the year ended October 31, 2004. This compares with a rally of 18.8% in the MSCI EAFE Index (in US dollars).

Q: WHY DID THE FUND PERFORM THIS WAY?

A: While economic recovery became increasingly established during the year, there was an unexpected mid-summer deceleration in economic growth. This impacted the Fund, which held many economically sensitive stocks in anticipation of steady recovery.

   Continental Europe is a good example of this theme. The Fund was underweight the region, which has less sensitivity to the economic cycle than Japan and non-Japan Asia. And, within Europe, it held many of the stocks most leveraged to economic growth, such as Cap Gemini, the French technology company, and Ciba Specialty Chemicals, the Swiss chemicals company. Both the underweight allocation to Continental Europe, and stock selection, detracted from performance.

   In non-Japan Asia, where corporate earnings are sensitive to economic activity in the United States and China, the Fund was overweight. The summer dip in global growth, and Chinese actions to curb inflationary forces, caused earnings expectations and stock valuations to fall back across the region. Cathay Pacific, the Hong Kong airline, was one holding that performed poorly, due to declining China-related passenger loads and rising oil prices. Another large holding, Reliance Industries, the Indian conglomerate, fell following India's election of a new government that was not perceived to be business friendly.

   From a stock perspective, a number of holdings stood out. In Japan, two financial sector stocks -- Aiful and UFJ Holdings -- added to performance as the sector's prospects improved. In Continental Europe, Adecco, the Swiss human resources solutions company, detracted from performance after announcing the delayed publication of 2003 results. In emerging Europe, Yukos, the Russian oil stock, fell after the Russian tax authorities charged that it owed $3.5 billion in back taxes.

Q: HOW WAS THE FUND MANAGED?

A: The Fund was overweight emerging markets, which offer leveraged exposure to global growth, and underweight Continental Europe, where growth appeared less robust. Stock selection caused the Fund to be overweight the Technology sector, but underweight Utilities. At the October 31, 2004, year-end, the Fund continued to be overweight emerging markets, while underweight Continental Europe and Japan.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom               26.2%
Japan                        18.9%
France                       13.4%
Switzerland                   8.6%
Germany                       5.4%
The Netherlands               5.3%
Hong Kong                     4.6%
South Korea                   2.7%
India                         2.1%
Spain                         2.0%
Singapore                     1.7%
Sweden                        1.6%
Taiwan                        1.6%
Australia                     1.5%
Brazil                        1.3%
Ireland                       1.3%
Other                         1.8%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

1.  Royal Bank of Scotland Group PLC
    (United Kingdom)                     4.1%

2.  Vodafone Group PLC
    (United Kingdom)                     3.8%

3.  Total SA (France)                    3.6%

4.  HSBC Holdings PLC
    (United Kingdom)                     3.6%

5.  Tesco PLC
    (United Kingdom)                     2.3%

6.  BNP Paribas (France)                 2.2%

7.  Koninklijke KPN NV
    (The Netherlands)                    2.1%

8.  Reliance Industries LTD
    (India)                              2.1%

9.  Reckitt Benckiser PLC
    (United Kingdom)                     2.1%

10. Nippon Telegraph & Telephone
    Corp. (Japan)                        2.0%

Top 10 equity holdings comprised 27.9% of the Portfolio's market value of investments ($38,973 in thousands). As of October 31, 2004, the Fund held 85 equity holdings. Portfolio holdings are subject to change at any time.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                            SINCE
                                                        INCEPTION
                                  1 YEAR    3 YEARS     (4/30/01)
                                  -------------------------------
CLASS A SHARES

        Without Sales Charge       13.74%      7.46%         0.68%
           With Sales Charge*       7.16%      5.35%        (1.01%)
                                  -------------------------------
INSTITUTIONAL SHARES               14.44%      8.27%         1.45%

* Sales Charge for Class A Shares is 5.75%.

[CHART]

LIFE OF FUND PERFORMANCE (4/30/01 TO 10/31/04)

                JPMORGAN FLEMING TAX AWARE INTERNATIONAL
                OPPORTUNITIES FUND (INSTITUTONAL SHARES)     MSCI EAFE USD NET      LIPPER INTERNATIONAL FUNDS INDEX
4/30/2001                   $      3,000,000                 $      3,000,000               $      3,000,000
5/31/2001                   $      2,937,900                 $      2,894,100               $      2,927,400
6/30/2001                   $      2,851,820                 $      2,775,731               $      2,844,847
7/31/2001                   $      2,719,780                 $      2,725,213               $      2,770,881
8/31/2001                   $      2,699,654                 $      2,656,265               $      2,715,187
9/30/2001                   $      2,401,612                 $      2,387,185               $      2,419,231
10/31/2001                  $      2,485,669                 $      2,448,297               $      2,484,792
11/30/2001                  $      2,603,738                 $      2,538,640               $      2,577,475
12/31/2001                  $      2,641,492                 $      2,553,618               $      2,623,354
1/31/2002                   $      2,511,002                 $      2,418,020               $      2,517,371
2/28/2002                   $      2,508,993                 $      2,434,947               $      2,552,614
3/31/2002                   $      2,647,490                 $      2,566,677               $      2,687,647
4/30/2002                   $      2,681,643                 $      2,583,617               $      2,706,461
5/31/2002                   $      2,727,767                 $      2,616,429               $      2,745,163
6/30/2002                   $      2,585,377                 $      2,512,295               $      2,636,729
7/31/2002                   $      2,324,513                 $      2,264,332               $      2,373,584
8/31/2002                   $      2,348,688                 $      2,259,124               $      2,375,482
9/30/2002                   $      2,077,884                 $      2,016,494               $      2,119,643
10/31/2002                  $      2,210,245                 $      2,124,780               $      2,229,652
11/30/2002                  $      2,330,483                 $      2,221,245               $      2,335,115
12/31/2002                  $      2,215,823                 $      2,146,611               $      2,260,391
1/31/2003                   $      2,102,373                 $      2,057,097               $      2,177,661
2/28/2003                   $      2,047,711                 $      2,009,990               $      2,113,202
3/31/2003                   $      1,980,751                 $      1,970,594               $      2,061,429
4/30/2003                   $      2,179,420                 $      2,163,712               $      2,265,510
5/31/2003                   $      2,317,377                 $      2,294,833               $      2,410,956
6/30/2003                   $      2,369,982                 $      2,350,368               $      2,467,855
7/31/2003                   $      2,434,919                 $      2,407,247               $      2,536,954
8/31/2003                   $      2,509,915                 $      2,465,261               $      2,610,272
9/30/2003                   $      2,578,938                 $      2,541,192               $      2,662,739
10/31/2003                  $      2,757,400                 $      2,699,508               $      2,821,438
11/30/2003                  $      2,810,066                 $      2,759,437               $      2,878,149
12/31/2003                  $      3,006,771                 $      2,974,949               $      3,074,151
1/31/2004                   $      3,101,785                 $      3,016,896               $      3,140,245
2/29/2004                   $      3,172,196                 $      3,086,586               $      3,212,157
3/31/2004                   $      3,188,691                 $      3,103,871               $      3,227,896
4/30/2004                   $      3,037,866                 $      3,033,723               $      3,131,705
5/31/2004                   $      3,037,866                 $      3,044,038               $      3,129,826
6/30/2004                   $      3,093,763                 $      3,110,702               $      3,192,736
7/31/2004                   $      2,965,681                 $      3,009,605               $      3,088,333
8/31/2004                   $      3,013,132                 $      3,022,847               $      3,104,701
9/30/2004                   $      3,089,665                 $      3,101,743               $      3,187,286
10/31/2004                  $      3,155,550                 $      3,207,513               $      3,288,323

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 4/30/01.

All Shares Classes were introduced on 4/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming Tax Aware International Opportunities Fund, MSCI EAFE USD Net and the Lipper International Funds Index from April 30, 2001 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI EAFE (Europe, Australasia, Far
East) Index is a replica (or model) of the performance of the world's equity markets, excluding the U.S. and Canada.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                      FUND FACTS
                                      Fund Inception                     1/30/97
                                      Fiscal Year End                 OCTOBER 31
                                      Net Assets as of 10/31/2004
                                      (In Millions)                       $201.5
                                      Primary Benchmark            S&P 500 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Disciplined Equity Fund, which seeks to provide high after-tax total return from a portfolio of selected equity securities, returned 10.4% for the year ended October 31, 2004. This compares to the 9.4% appreciation from the S&P 500 Index, the Fund's benchmark.

   The Fund participated in the market's advance and outperformed its benchmark in the period, which began with an extension of the equity market rally that we witnessed in most of 2003. Investors focused their attention on strong corporate earnings, robust economic growth, and low interest rates. While economic indicators turned decisively stronger, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. Along with the uncertainty of the Fed's stance, came the uncertainty of the geopolitical situation and the election here at home, the rising price of oil, and slowing company fundamentals. Collectively, these factors restricted the market's upside.

Q: HOW DID THE FUND OUTPERFORM ITS BENCHMARK?

A: The portfolio's financial holdings were large contributors to relative performance, as these companies advanced due to an improved economic outlook and increased merger activity. Shares of Greenpoint Financial rose after North Fork Bancorporation announced a $6.3 billion acquisition of the company. United States Steel Corp. was another bright spot over the year. The company benefited from increased demand as well as a surge in steel prices. In contrast, stock selection in the portfolio's Energy and Consumer Staples sectors hindered relative performance.

Q: HOW WAS THE FUND MANAGED?

A: Keeping to our discipline, the Fund continued to focus on overweighting companies within each sector of the market that were deemed to be attractively priced relative to expectations. Style characteristics and sector weightings were kept in line with the S&P 500 so as to minimize volatility relative to index and to ensure that stock selection was the main driver of returns.

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services          22.3%
Finance & Insurance                19.8%
Technology                         16.7%
Industrial Products & Services     14.3%
Pharmaceuticals                     9.2%
Energy                              7.4%
Telecommuncations                   3.6%
Health Services & Systems           3.2%
Utilities                           2.9%
REITs                               0.4%
Short-Term Investments              0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  General Electric Co.           3.7%

 2.  Citigroup, Inc.                3.2%

 3.  Microsoft Corp.                3.1%

 4.  Pfizer, Inc.                   2.2%

 5.  Exxon Mobil Corp.              2.1%

 6.  Johnson & Johnson              2.0%

 7.  Procter & Gamble Co.           1.9%

 8.  The Coca-Cola Co.              1.8%

 9.  Bank of America Corp.          1.7%

10.  Wal-Mart Stores, Inc.          1.7%

Top 10 equity holdings comprised 23.4% of the Portfolio's market value of investment ($47,075 in thousands). As of October 31, 2004 the Fund held 204 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                              SINCE
                                                                          INCEPTION
                                 1 YEAR       3 YEARS       5 YEARS       (1/30/97)
                                 --------------------------------------------------
INSTITUTIONAL SHARES             10.40%         3.42%       (2.43%)           6.61%

[CHART]

LIFE OF FUND PERFORMANCE (1/30/97 TO 10/31/04)

                        JPMORGAN TAX AWARE DISCIPLINED                             LIPPER LARGE-CAP
                        EQUITY FUND (INSTITUTIONAL SHARES)     S&P 500 INDEX       CORE FUNDS INDEX
1/30/97                           $  3,000,000                  $  3,000,000         $  3,000,000
1/31/97                           $  3,009,000                  $  3,000,000         $  3,000,000
2/28/97                           $  3,036,081                  $  3,023,400         $  2,996,400
3/31/97                           $  2,900,975                  $  2,899,138         $  2,868,154
4/30/97                           $  3,075,034                  $  3,072,217         $  3,027,050
5/31/97                           $  3,302,894                  $  3,259,315         $  3,210,792
6/30/97                           $  3,458,791                  $  3,405,332         $  3,350,140
7/31/97                           $  3,758,668                  $  3,676,397         $  3,614,801
8/31/97                           $  3,569,607                  $  3,470,518         $  3,430,808
9/30/97                           $  3,752,728                  $  3,660,703         $  3,607,494
10/31/97                          $  3,623,634                  $  3,538,435         $  3,496,384
11/30/97                          $  3,779,450                  $  3,702,265         $  3,610,715
12/31/97                          $  3,844,456                  $  3,765,944         $  3,676,430
1/31/98                           $  3,895,972                  $  3,807,746         $  3,712,827
2/28/98                           $  4,179,989                  $  4,082,284         $  3,976,066
3/31/98                           $  4,394,422                  $  4,291,297         $  4,172,882
4/30/98                           $  4,463,854                  $  4,334,639         $  4,215,028
5/31/98                           $  4,421,447                  $  4,260,084         $  4,142,951
6/30/98                           $  4,581,946                  $  4,433,043         $  4,339,741
7/31/98                           $  4,539,334                  $  4,386,053         $  4,304,589
8/31/98                           $  3,857,526                  $  3,751,829         $  3,660,192
9/30/98                           $  4,120,995                  $  3,992,322         $  3,842,104
10/31/98                          $  4,466,334                  $  4,316,897         $  4,130,261
11/30/98                          $  4,794,163                  $  4,578,501         $  4,376,012
12/31/98                          $  5,067,430                  $  4,842,223         $  4,666,579
1/31/99                           $  5,235,162                  $  5,044,628         $  4,829,909
2/28/99                           $  5,077,060                  $  4,887,740         $  4,680,665
3/31/99                           $  5,281,158                  $  5,083,250         $  4,868,828
4/30/99                           $  5,552,082                  $  5,279,971         $  4,999,313
5/31/99                           $  5,445,482                  $  5,155,364         $  4,866,831
6/30/99                           $  5,753,696                  $  5,441,487         $  5,138,400
7/31/99                           $  5,561,522                  $  5,271,712         $  4,987,845
8/31/99                           $  5,494,228                  $  5,245,354         $  4,936,969
9/30/99                           $  5,307,974                  $  5,101,631         $  4,803,177
10/31/99                          $  5,570,718                  $  5,424,564         $  5,097,612
11/30/99                          $  5,677,676                  $  5,534,683         $  5,222,503
12/31/99                          $  5,949,069                  $  5,860,676         $  5,569,800
1/31/2000                         $  5,651,021                  $  5,566,470         $  5,344,780
2/29/2000                         $  5,528,394                  $  5,461,264         $  5,343,176
3/31/2000                         $  6,077,916                  $  5,995,375         $  5,807,498
4/30/2000                         $  5,844,524                  $  5,814,915         $  5,617,593
5/31/2000                         $  5,734,062                  $  5,695,709         $  5,474,345
6/30/2000                         $  5,872,253                  $  5,835,823         $  5,674,706
7/31/2000                         $  5,780,059                  $  5,744,784         $  5,586,180
8/31/2000                         $  6,152,873                  $  6,101,535         $  5,971,627
9/30/2000                         $  5,838,461                  $  5,779,374         $  5,653,936
10/31/2000                        $  5,823,281                  $  5,755,101         $  5,588,350
11/30/2000                        $  5,372,559                  $  5,301,599         $  5,096,576
12/31/2000                        $  5,409,630                  $  5,327,577         $  5,158,754
1/31/2001                         $  5,647,653                  $  5,516,706         $  5,304,746
2/28/2001                         $  5,124,681                  $  5,013,582         $  4,810,875
3/31/2001                         $  4,799,776                  $  4,695,721         $  4,515,487
4/30/2001                         $  5,205,357                  $  5,060,579         $  4,858,664
5/31/2001                         $  5,261,054                  $  5,094,485         $  4,885,872
6/30/2001                         $  5,140,050                  $  4,970,689         $  4,755,908
7/31/2001                         $  5,103,042                  $  4,921,976         $  4,686,948
8/31/2001                         $  4,792,777                  $  4,613,860         $  4,410,886
9/30/2001                         $  4,368,137                  $  4,241,522         $  4,076,100
10/31/2001                        $  4,452,005                  $  4,322,535         $  4,172,296
11/30/2001                        $  4,805,494                  $  4,654,073         $  4,445,581
12/31/2001                        $  4,842,497                  $  4,695,029         $  4,495,816
1/31/2002                         $  4,733,540                  $  4,626,482         $  4,424,783
2/28/2002                         $  4,636,976                  $  4,537,190         $  4,350,446
3/31/2002                         $  4,801,589                  $  4,707,789         $  4,498,361
4/30/2002                         $  4,492,366                  $  4,422,497         $  4,263,097
5/31/2002                         $  4,451,935                  $  4,389,770         $  4,231,976
6/30/2002                         $  4,124,273                  $  4,077,219         $  3,939,547
7/31/2002                         $  3,801,755                  $  3,759,196         $  3,646,839
8/31/2002                         $  3,836,351                  $  3,784,006         $  3,676,743
9/30/2002                         $  3,409,748                  $  3,372,685         $  3,319,731
10/31/2002                        $  3,689,348                  $  3,669,481         $  3,577,674
11/30/2002                        $  3,906,281                  $  3,885,614         $  3,737,596
12/31/2002                        $  3,671,514                  $  3,657,528         $  3,540,625
1/31/2003                         $  3,573,852                  $  3,561,701         $  3,447,860
2/28/2003                         $  3,520,244                  $  3,508,275         $  3,402,004
3/31/2003                         $  3,557,558                  $  3,542,306         $  3,430,581
4/30/2003                         $  3,851,769                  $  3,834,192         $  3,683,414
5/31/2003                         $  4,060,534                  $  4,036,253         $  3,862,060
6/30/2003                         $  4,104,794                  $  4,087,917         $  3,900,294
7/31/2003                         $  4,155,694                  $  4,159,865         $  3,961,919
8/31/2003                         $  4,231,743                  $  4,240,982         $  4,038,384
9/30/2003                         $  4,199,582                  $  4,196,028         $  3,986,289
10/31/2003                        $  4,460,376                  $  4,433,523         $  4,181,219
11/30/2003                        $  4,514,346                  $  4,472,538         $  4,216,341
12/31/2003                        $  4,768,955                  $  4,706,899         $  4,419,147
1/31/2004                         $  4,848,597                  $  4,793,035         $  4,481,457
2/29/2004                         $  4,928,599                  $  4,859,658         $  4,534,338
3/31/2004                         $  4,861,077                  $  4,786,278         $  4,463,149
4/30/2004                         $  4,765,314                  $  4,711,133         $  4,393,970
5/31/2004                         $  4,835,840                  $  4,775,676         $  4,438,789
6/30/2004                         $  4,925,787                  $  4,868,324         $  4,518,243
7/31/2004                         $  4,778,013                  $  4,707,182         $  4,358,297
8/31/2004                         $  4,806,681                  $  4,726,011         $  4,360,912
9/30/2004                         $  4,863,400                  $  4,777,052         $  4,411,062
10/31/2004                        $  4,925,427                  $  4,850,141         $  4,470,612

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/30/97.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Disciplined Equity Fund, S&P 500 Index, and the Lipper Large-Cap Core Funds Index from January 30, 1997 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE ENHANCED INCOME FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                              FUND FACTS
                              Fund Inception                             4/16/99
                              Fiscal Year End                         OCTOBER 31
                              Net Assets as of 10/31/2004
                              (In Millions)                             $1,122.0
                              Primary Benchmark                    MERRILL LYNCH
                                                                    3-MONTH U.S.
                                                             TREASURY BILL INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Enhanced Income Fund, which seeks to provide high after-tax current income consistent with principal preservation, returned 0.9% (Institutional Shares) for the year ended October 31, 2004. This compares to the 1.2% return from the Fund's benchmark index, the Merrill Lynch 3-Month U.S. Treasury Bill Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund's performance was hurt by its sensitivity to the rapid increase in interest rates. Our duration positioning, which was longer than the benchmark, detracted as investors considered the strengthening economy, and as interest rates rose. Contrary to our expectations, the March employment report showed strong job growth as well as higher estimates for January and February.

   A positive for performance was our tactical allocation to municipal securities as these issues outperformed Treasuries. The Fund also benefited from our allocation to general obligation California credits. At the beginning of the period, California issues suffered in response to budget and gubernatorial uncertainties. However, they rallied strongly after the election, action on the budget, and an improving regional economy.

Q: HOW WAS THE FUND MANAGED?

A: Municipals performed well for most of the period. Over the last year, the ratio (the difference in prices) between two-year municipal and taxable securities was volatile -- reaching a high of 83% and a low of 67%, for an average of 76%. Municipalities issued fewer bonds because of rising rates and an increase in revenues over the same period last year.

   We began the period with an 84% allocation to municipals, whittling it down to 76% as yields fell, and investing the proceeds in corporate bonds and asset-backed securities. We increased our position when yields rose, and ended the period at 85%. We maintained an extended duration position (making the portfolio more sensitive to changes in interest rates) because we believed that economic growth was spurred by tax cuts and mortgage refinancing and would not translate into job creation.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

State and Municipal Obligations          81.7%
Money Market Fund                        10.3%
Asset Backed Securities                   3.3%
Corporate Notes and Bonds                 3.2%
Residential Mortgage Backed Securities    1.1%
Other (Less than 1%)                      0.4%

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                                             SINCE
                                                                                         INCEPTION
                                        1 YEAR          3 YEARS           5 YEARS        (4/16/99)
                                        ----------------------------------------------------------
CLASS A SHARES

          Without Sales Charge           0.47%           1.03%             2.55%            2.57%
            With Sales Charge*          (1.00%)          0.54%             2.25%            2.29%
                                        ----------------------------------------------------------
INSTITUTIONAL SHARES                     0.88%           1.54%             2.94%            2.94%
                                        ----------------------------------------------------------
SELECT SHARES                            0.63%           1.28%             2.71%            2.70%

*  Sales Charge for Class A Shares is 1.50%.

[CHART]

LIFE OF FUND PERFORMANCE (4/16/99 TO 10/31/04)

                          JPMORGAN TAX AWARE ENHANCED            MERRIL LYNCH 3-MONTH     LIPPER SHORT-INTERMEDIATE
                          INCOME FUND (INSTITUTIONAL SHARES)     US T-BILL INDEX          INVESTMENT GRADE FUNDS INDEX
4/16/99                             $  3,000,000                  $  3,000,000                  $  3,000,000
4/30/99                             $  3,003,000                  $  3,000,000                  $  3,000,000
5/31/99                             $  3,011,408                  $  3,011,700                  $  2,982,300
6/30/99                             $  3,005,386                  $  3,024,349                  $  2,983,493
7/31/99                             $  3,015,604                  $  3,036,749                  $  2,980,211
8/31/99                             $  3,025,857                  $  3,048,896                  $  2,983,787
9/30/99                             $  3,036,145                  $  3,062,616                  $  3,010,641
10/31/99                            $  3,046,771                  $  3,074,560                  $  3,016,964
11/30/99                            $  3,056,826                  $  3,086,858                  $  3,023,299
12/31/99                            $  3,068,136                  $  3,100,749                  $  3,018,764
1/31/2000                           $  3,063,841                  $  3,114,083                  $  3,010,614
2/29/2000                           $  3,074,564                  $  3,127,784                  $  3,032,290
3/31/2000                           $  3,101,928                  $  3,144,049                  $  3,058,065
4/30/2000                           $  3,096,344                  $  3,158,826                  $  3,054,395
5/31/2000                           $  3,107,801                  $  3,178,095                  $  3,060,504
6/30/2000                           $  3,134,528                  $  3,191,761                  $  3,107,329
7/31/2000                           $  3,146,752                  $  3,206,124                  $  3,127,838
8/31/2000                           $  3,159,339                  $  3,222,795                  $  3,160,680
9/30/2000                           $  3,171,977                  $  3,239,876                  $  3,189,442
10/31/2000                          $  3,185,299                  $  3,256,724                  $  3,197,735
11/30/2000                          $  3,197,722                  $  3,274,636                  $  3,234,829
12/31/2000                          $  3,226,821                  $  3,292,646                  $  3,283,675
1/31/2001                           $  3,239,406                  $  3,314,378                  $  3,331,616
2/28/2001                           $  3,250,420                  $  3,326,972                  $  3,361,268
3/31/2001                           $  3,278,373                  $  3,342,276                  $  3,384,460
4/30/2001                           $  3,273,128                  $  3,356,982                  $  3,380,399
5/31/2001                           $  3,300,622                  $  3,370,074                  $  3,398,653
6/30/2001                           $  3,311,184                  $  3,379,848                  $  3,411,228
7/31/2001                           $  3,321,449                  $  3,391,001                  $  3,473,312
8/31/2001                           $  3,341,045                  $  3,401,852                  $  3,501,794
9/30/2001                           $  3,353,073                  $  3,416,140                  $  3,544,165
10/31/2001                          $  3,364,809                  $  3,425,022                  $  3,589,885
11/30/2001                          $  3,365,145                  $  3,432,557                  $  3,555,422
12/31/2001                          $  3,370,866                  $  3,438,049                  $  3,540,489
1/31/2002                           $  3,387,720                  $  3,443,206                  $  3,557,130
2/28/2002                           $  3,396,867                  $  3,447,683                  $  3,583,097
3/31/2002                           $  3,396,528                  $  3,452,854                  $  3,538,666
4/30/2002                           $  3,412,831                  $  3,458,379                  $  3,582,546
5/31/2002                           $  3,418,974                  $  3,463,912                  $  3,610,848
6/30/2002                           $  3,421,367                  $  3,468,761                  $  3,622,042
7/31/2002                           $  3,424,446                  $  3,473,965                  $  3,646,309
8/31/2002                           $  3,426,844                  $  3,478,828                  $  3,688,242
9/30/2002                           $  3,432,327                  $  3,484,394                  $  3,737,664
10/31/2002                          $  3,431,640                  $  3,489,621                  $  3,728,320
11/30/2002                          $  3,441,249                  $  3,495,204                  $  3,728,320
12/31/2002                          $  3,447,099                  $  3,499,399                  $  3,793,193
1/31/2003                           $  3,459,853                  $  3,502,898                  $  3,795,469
2/28/2003                           $  3,465,043                  $  3,506,051                  $  3,840,255
3/31/2003                           $  3,471,280                  $  3,510,258                  $  3,844,864
4/30/2003                           $  3,477,528                  $  3,513,417                  $  3,869,855
5/31/2003                           $  3,483,788                  $  3,516,930                  $  3,933,321
6/30/2003                           $  3,486,226                  $  3,521,854                  $  3,931,748
7/31/2003                           $  3,474,025                  $  3,524,319                  $  3,843,283
8/31/2003                           $  3,478,888                  $  3,527,139                  $  3,852,123
9/30/2003                           $  3,493,847                  $  3,530,666                  $  3,933,403
10/31/2003                          $  3,491,052                  $  3,533,491                  $  3,903,902
11/30/2003                          $  3,491,751                  $  3,536,317                  $  3,907,806
12/31/2003                          $  3,496,290                  $  3,539,854                  $  3,938,678
1/31/2004                           $  3,500,835                  $  3,542,686                  $  3,959,946
2/29/2004                           $  3,508,537                  $  3,545,165                  $  3,991,230
3/31/2004                           $  3,506,081                  $  3,548,002                  $  4,018,370
4/30/2004                           $  3,503,627                  $  3,550,840                  $  3,945,638
5/31/2004                           $  3,497,670                  $  3,554,036                  $  3,930,644
6/30/2004                           $  3,502,217                  $  3,556,524                  $  3,940,471
7/31/2004                           $  3,507,121                  $  3,560,791                  $  3,966,872
8/31/2004                           $  3,512,031                  $  3,565,064                  $  4,017,251
9/30/2004                           $  3,516,947                  $  3,569,699                  $  4,022,072
10/31/2004                          $  3,522,741                  $  3,574,340                  $  4,043,791

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 4/16/99.

Returns for the Select Shares prior to 5/6/99 (offering date of the Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 11/30/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Enhanced Income Fund, Merrill Lynch 3-Month U.S. Treasury Bill Index, and Lipper Short-Intermediate Investment Grade Funds Index from April 16, 1999 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market. The Lipper Short-Intermediate Investment Grade Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                  FUND FACTS
                                  Fund Inception                          1/1/97
                                  Fiscal Year End                     OCTOBER 31
                                  Net Assets as of 10/31/2004
                                  (In Millions)                           $199.0
                                  Primary Benchmark              RUSSELL 1000(R)
                                                                    GROWTH INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Large Cap Growth Fund, which seeks long-term capital growth while minimizing taxable capital gain distributions from a portfolio of large cap equity securities, returned -0.2% for the year ended October 31, 2004, which compares with the 3.4% return of the Russell 1000(R) Growth
   Index over the same period.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund lagged the Russell 1000 Growth Index as solid stock picking within the Software & Services, Network Technology and Industrial Cyclicals sectors was offset by difficulties within the Pharmaceutical/Medical Technology, Health Services & Systems and Consumer Cyclicals sectors.

   In Pharmaceuticals, Forest Labs declined after announcing a disappointment in clinical studies for its Alzheimer's treatment. We continue to believe that the company can be successful with its existing drug pipeline. Omnicare, a provider of pharmacy services to long-term care institutions, fell on disappointing earnings and declining margins. We eliminated this position owing to our reduced expectations for the company's growth rate and future profitability. Apollo Group, which offers higher education to working adults through numerous campuses and learning facilities, lagged the consumer cyclicals sector on concerns of a slowdown in enrollment growth, which occurred amidst a buyback of its on-line tracking stock. Apollo Group remains one of the largest overweights in the Fund based on our thesis of continued strong enrollment growth and improving margins in 2005.

   At the stock level, an overweight position in Sepracor spurred results as the company received an approval from the Federal Drug Administration for its new insomnia drug, Estorra. Altera outperformed its Semiconductor peers by nearly 30% for the year as the company's programmable logic technology continued to take share within the industry. Yahoo's stock rose by more than 65% over the last 12 months as operating momentum at the company remained strong on the back of significant growth in both sponsored search and display advertising. A position in Google also added value as the stock was purchased on the IPO market and has continued to garner investor support. Juniper leapt nearly 48% as the company continued to take share within the Network Technology space.

Q: HOW WAS THE FUND MANAGED?

   A: The Fund continued to be managed with a focus on companies with strong business models, high returns on capital and free cash flow, leadership positions in their industries, and quality earnings and/or cash flow growth above 12%.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                               32.7%
Consumer Goods & Services                25.8%
Pharmaceuticals                          15.2%
Finance & Insurance                       7.7%
Industrial Products & Services            6.3%
Health Services & Systems                 5.9%
Telecommunications                        2.7%
Energy                                    2.5%
Short-Term Investments                    1.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  Microsoft Corp.                      4.0%

 2.  Johnson & Johnson                    3.7%

 3.  Pfizer, Inc.                         3.7%

 4.  Cisco Systems, Inc.                  2.9%

 5.  Home Depot, Inc.                     2.9%

 6.  Procter & Gamble Co.                 2.7%

 7.  Dell, Inc.                           2.3%

 8.  Wal-Mart Stores, Inc.                2.2%

 9.  The Coca-Cola Co.                    2.2%

10.  Intel Corp.                          2.1%

Top 10 equity holdings comprised 28.7% of the Portfolio's market value of investments ($57,317 in thousands). As of October 31, 2004 the Fund held 99 equity holdings. Portfolio holdings are subject to change at any time.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                        1 YEAR          3 YEARS           5 YEARS         10 YEARS
                     ----------------------------------------------------------------
SELECT SHARES          (0.21%)          (3.06%)           (9.65%)            7.60%

[CHART]

TEN-YEAR FUND PERFORMANCE (10/31/94 TO 10/31/04)

                JPMORGAN TAX AWARE          RUSSELL 1000      LIPPER LARGE CAP GROWTH
                LARGE CAP GROWTH FUND       GROWTH INDEX      FUNDS INDEX
10/31/94            $  1,000,000            $  1,000,000            $  1,000,000
11/30/94            $    978,100            $    968,000            $    963,100
12/31/94            $  1,002,063            $    984,262            $    970,612
1/31/95             $  1,025,412            $  1,005,227            $    978,183
2/28/95             $  1,071,965            $  1,047,346            $  1,011,832
3/31/95             $  1,100,265            $  1,077,929            $  1,040,568
4/30/95             $  1,116,439            $  1,101,535            $  1,068,976
5/31/95             $  1,146,360            $  1,139,979            $  1,104,359
6/30/95             $  1,182,241            $  1,183,982            $  1,160,792
7/31/95             $  1,215,816            $  1,233,236            $  1,223,939
8/31/95             $  1,230,892            $  1,234,592            $  1,230,793
9/30/95             $  1,273,604            $  1,291,507            $  1,276,455
10/31/95            $  1,261,760            $  1,292,411            $  1,269,180
11/30/95            $  1,331,535            $  1,342,686            $  1,309,159
12/31/95            $  1,334,731            $  1,350,339            $  1,309,682
1/31/96             $  1,358,089            $  1,395,576            $  1,348,187
2/29/96             $  1,378,324            $  1,421,115            $  1,378,521
3/31/96             $  1,386,594            $  1,422,962            $  1,379,211
4/30/96             $  1,401,569            $  1,460,386            $  1,412,036
5/31/96             $  1,418,388            $  1,511,353            $  1,453,691
6/30/96             $  1,422,501            $  1,513,469            $  1,440,608
7/31/96             $  1,332,742            $  1,424,780            $  1,363,535
8/31/96             $  1,363,261            $  1,461,539            $  1,404,441
9/30/96             $  1,439,331            $  1,567,939            $  1,502,190
10/31/96            $  1,452,285            $  1,577,347            $  1,520,968
11/30/96            $  1,571,663            $  1,695,806            $  1,619,374
12/31/96            $  1,527,657            $  1,662,568            $  1,579,214
1/31/97             $  1,564,473            $  1,779,114            $  1,679,336
2/28/97             $  1,547,264            $  1,767,016            $  1,655,154
3/31/97             $  1,491,872            $  1,671,420            $  1,570,410
4/30/97             $  1,593,916            $  1,782,403            $  1,656,625
5/31/97             $  1,714,257            $  1,911,092            $  1,769,110
6/30/97             $  1,798,427            $  1,987,536            $  1,843,236
7/31/97             $  1,977,730            $  2,163,234            $  2,019,449
8/31/97             $  1,873,108            $  2,036,685            $  1,909,389
9/30/97             $  1,965,639            $  2,136,890            $  2,014,787
10/31/97            $  1,914,336            $  2,057,825            $  1,944,874
11/30/97            $  1,984,018            $  2,145,283            $  1,988,050
12/31/97            $  2,029,650            $  2,169,310            $  2,015,088
1/31/98             $  2,059,080            $  2,234,172            $  2,050,755
2/28/98             $  2,232,867            $  2,402,182            $  2,207,433
3/31/98             $  2,327,987            $  2,498,029            $  2,310,078
4/30/98             $  2,398,292            $  2,532,502            $  2,348,888
5/31/98             $  2,329,701            $  2,460,579            $  2,296,272
6/30/98             $  2,470,182            $  2,611,412            $  2,427,619
7/31/98             $  2,443,998            $  2,594,177            $  2,426,405
8/31/98             $  2,097,195            $  2,204,791            $  2,030,173
9/30/98             $  2,269,584            $  2,374,119            $  2,177,767
10/31/98            $  2,471,804            $  2,564,998            $  2,318,233
11/30/98            $  2,623,078            $  2,760,194            $  2,477,496
12/31/98            $  2,858,893            $  3,009,164            $  2,750,020
1/31/99             $  3,063,304            $  3,185,802            $  2,928,496
2/28/99             $  2,957,620            $  3,040,210            $  2,808,135
3/31/99             $  3,146,020            $  3,200,430            $  2,967,637
4/30/99             $  3,191,638            $  3,204,590            $  2,977,727
5/31/99             $  3,090,782            $  3,106,209            $  2,879,165
6/30/99             $  3,321,354            $  3,323,644            $  3,079,266
7/31/99             $  3,258,581            $  3,217,952            $  2,982,578
8/31/99             $  3,308,763            $  3,270,405            $  2,983,174
9/30/99             $  3,285,601            $  3,201,726            $  2,953,044
10/31/99            $  3,455,467            $  3,443,456            $  3,179,542
11/30/99            $  3,590,921            $  3,629,059            $  3,336,612
12/31/99            $  3,926,313            $  4,006,481            $  3,707,309
1/31/2000           $  3,728,427            $  3,818,577            $  3,558,646
2/29/2000           $  3,946,167            $  4,005,305            $  3,745,831
3/31/2000           $  4,167,942            $  4,292,085            $  4,008,788
4/30/2000           $  3,953,293            $  4,087,782            $  3,698,508
5/31/2000           $  3,620,030            $  3,881,758            $  3,485,474
6/30/2000           $  3,955,969            $  4,175,995            $  3,715,864
7/31/2000           $  3,839,664            $  4,001,856            $  3,640,432
8/31/2000           $  4,118,807            $  4,364,024            $  3,955,329
9/30/2000           $  3,604,368            $  3,951,187            $  3,653,538
10/31/2000          $  3,424,150            $  3,764,296            $  3,460,266
11/30/2000          $  3,019,073            $  3,209,439            $  2,995,898
12/31/2000          $  2,955,974            $  3,108,021            $  2,977,323
1/31/2001           $  3,104,069            $  3,322,785            $  3,063,963
2/28/2001           $  2,679,122            $  2,758,576            $  2,589,662
3/31/2001           $  2,428,356            $  2,458,443            $  2,320,596
4/30/2001           $  2,716,359            $  2,769,436            $  2,569,828
5/31/2001           $  2,681,046            $  2,728,725            $  2,550,297
6/30/2001           $  2,643,243            $  2,665,419            $  2,476,849
7/31/2001           $  2,601,216            $  2,598,783            $  2,388,178
8/31/2001           $  2,410,807            $  2,386,203            $  2,206,676
9/30/2001           $  2,166,351            $  2,148,060            $  1,984,684
10/31/2001          $  2,283,984            $  2,260,833            $  2,067,049
11/30/2001          $  2,431,529            $  2,478,099            $  2,256,391
12/31/2001          $  2,437,122            $  2,473,391            $  2,266,770
1/31/2002           $  2,414,944            $  2,429,612            $  2,215,541
2/28/2002           $  2,345,877            $  2,328,783            $  2,123,818
3/31/2002           $  2,388,571            $  2,409,359            $  2,209,195
4/30/2002           $  2,171,211            $  2,212,755            $  2,062,063
5/31/2002           $  2,135,386            $  2,159,206            $  2,024,533
6/30/2002           $  1,936,796            $  1,959,480            $  1,859,736
7/31/2002           $  1,846,347            $  1,851,708            $  1,719,698
8/31/2002           $  1,863,888            $  1,857,263            $  1,729,156
9/30/2002           $  1,659,605            $  1,664,665            $  1,561,601
10/31/2002          $  1,831,707            $  1,817,315            $  1,681,844
11/30/2002          $  1,925,856            $  1,915,995            $  1,751,473
12/31/2002          $  1,778,336            $  1,783,600            $  1,629,395
1/31/2003           $  1,730,498            $  1,740,258            $  1,591,756
2/28/2003           $  1,726,345            $  1,732,253            $  1,574,724
3/31/2003           $  1,770,540            $  1,764,473            $  1,604,329
4/30/2003           $  1,898,727            $  1,894,868            $  1,721,766
5/31/2003           $  1,966,321            $  1,989,422            $  1,806,132
6/30/2003           $  1,976,153            $  2,016,876            $  1,821,123
7/31/2003           $  2,012,712            $  2,067,096            $  1,873,936
8/31/2003           $  2,029,619            $  2,118,567            $  1,920,035
9/30/2003           $  2,003,437            $  2,095,898            $  1,879,138
10/31/2003          $  2,085,177            $  2,213,687            $  1,993,202
11/30/2003          $  2,089,347            $  2,236,931            $  2,012,137
12/31/2003          $  2,156,206            $  2,314,329            $  2,068,879
1/31/2004           $  2,167,418            $  2,361,541            $  2,108,602
2/29/2004           $  2,180,206            $  2,376,655            $  2,117,669
3/31/2004           $  2,158,404            $  2,332,687            $  2,093,951
4/30/2004           $  2,116,099            $  2,305,628            $  2,047,046
5/31/2004           $  2,166,886            $  2,348,512            $  2,084,098
6/30/2004           $  2,195,055            $  2,377,869            $  2,113,901
7/31/2004           $  2,039,865            $  2,243,519            $  1,988,969
8/31/2004           $  2,027,218            $  2,232,526            $  1,974,847
9/30/2004           $  2,048,301            $  2,253,735            $  2,021,059
10/31/2004          $  2,080,053            $  2,288,893            $  2,045,514

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Large Cap Growth Fund, Russell 1000(R) Growth Index, and Lipper Large Cap Growth Funds Index from October 31, 1994 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Large Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE LARGE CAP VALUE FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                   FUND FACTS
                                   Fund Inception                         1/1/97
                                   Fiscal Year End                    OCTOBER 31
                                   Net Assets as of 10/31/2004
                                   (In Millions)                          $538.8
                                   Primary Benchmark             RUSSELL 1000(R)
                                                                     VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Large Cap Value Fund, which seeks to provide income and capital appreciation while minimizing taxable capital gain distributions from a portfolio of large cap equity securities, had a return of 15.1% during the year ended October 31, 2004. This compares to the 15.5% return from the Fund's benchmark, the Russell 1000(R) Value Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund participated in the markets' rally and performed in line with its benchmark in the period, which began with an extension of the equity market rally that we witnessed in most of 2003. Investors focused their attention on strong corporate earnings, robust economic growth, and low interest rates. While economic indicators turned decisively stronger, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. Surging energy prices, the Fed's uncertain stance, geopolitical tension, slowing company fundamentals, and the uncertainty surrounding the U.S. presidential election restricted the market's upside.

   The Industrial sector was the largest contributor, as the portfolio's holdings benefited from an improved economic outlook and lower interest rates. Amongst the top contributors in the sector was Tyco International Ltd. Despite the negative media attention Tyco has received, it has been a strong turnaround story as the company remains focused on long-term improvements in profit margins, working capital, and free cash flow. With its leaner operations, Tyco should continue to benefit from an improving economy and a pickup in industrial markets and non-residential construction.

   Despite the strong return generated by the Fund, some sectors did lag their benchmark peer group in the period. In particular, an underweight position in the Utilities sector, and stock selection in Financials detracted from the Fund's relative return.

Q: HOW WAS THE FUND MANAGED?

A: We pursue capital appreciation by buying stocks when they are out-of-favor and undervalued, and then selling them when they have returned to favor and achieved their full value. The Fund takes a traditional, disciplined approach to value investing -- uncovering financially strong stocks that are attractively priced and have a short-to-intermediate term "catalyst" for future appreciation. A strong catalyst for appreciation can include a corporate restructuring or enhanced product line.

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                      28.3%
Consumer Goods & Services                20.7%
Industrial Products & Services           17.4%
Energy                                   10.9%
Utilities                                 4.5%
Telecommunications                        4.4%
Technology                                4.1%
Pharmaceuticals                           4.1%
Short-Term Investments                    3.2%
Health Services & Systems                 1.4%
REITs                                     1.0%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  General Electric Co.                 4.8%

 2.  Citigroup, Inc.                      4.5%

 3.  Exxon Mobil Corp.                    4.4%

 4.  Bank of America Corp.                3.1%

 5.  Verizon Communications, Inc.         2.8%

 6.  ConocoPhillips                       2.5%

 7.  Goldman Sachs Group, Inc.            2.5%

 8.  Tyco International LTD (Bermuda)     2.4%

 9.  AMBAC Financial Group, Inc.          2.3%

10.  Raytheon Co.                         2.1%

Top 10 equity holdings comprised 31.4% of the Portfolio's market value of investments ($171,491 in thousands). As of October 31, 2004 the Fund held 59 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                             1 YEAR          3 YEARS           5 YEARS         10 YEARS
                          -------------------------------------------------------------
SELECT SHARES                15.12%           6.22%             0.03%            8.49%

[CHART]

TEN-YEAR FUND PERFORMANCE (10/31/94 TO 10/31/04)

                            JPMORGAN TAX AWARE LARGE CAP
                            VALUE FUND (SELECT SHARES)       RUSSELL 1000 VALUE INDEX        LIPPER LARGE CAP VALUE INDEX
10/31/94                          $  1,000,000                     $  1,000,000                       $  1,000,000
11/30/94                          $    956,600                     $    959,600                       $    962,600
12/31/94                          $    964,061                     $    970,635                       $    970,012
1/31/95                           $    967,339                     $  1,000,531                       $    987,375
2/28/95                           $  1,015,610                     $  1,040,052                       $  1,019,169
3/31/95                           $  1,047,601                     $  1,062,829                       $  1,043,221
4/30/95                           $  1,074,734                     $  1,096,414                       $  1,068,258
5/31/95                           $  1,116,864                     $  1,142,574                       $  1,101,054
6/30/95                           $  1,150,593                     $  1,157,998                       $  1,115,698
7/31/95                           $  1,203,520                     $  1,198,297                       $  1,146,268
8/31/95                           $  1,212,306                     $  1,215,193                       $  1,160,367
9/30/95                           $  1,231,582                     $  1,259,183                       $  1,196,455
10/31/95                          $  1,208,428                     $  1,246,717                       $  1,179,465
11/30/95                          $  1,262,445                     $  1,309,925                       $  1,229,120
12/31/95                          $  1,278,225                     $  1,342,804                       $  1,259,480
1/31/96                           $  1,321,813                     $  1,384,700                       $  1,288,322
2/28/96                           $  1,340,318                     $  1,395,224                       $  1,297,727
3/31/96                           $  1,366,186                     $  1,418,942                       $  1,314,078
4/30/96                           $  1,371,514                     $  1,424,334                       $  1,326,167
5/31/96                           $  1,389,344                     $  1,442,138                       $  1,345,795
6/30/96                           $  1,396,985                     $  1,443,292                       $  1,347,813
7/31/96                           $  1,352,841                     $  1,388,736                       $  1,303,740
8/31/96                           $  1,387,067                     $  1,428,454                       $  1,333,204
9/30/96                           $  1,441,024                     $  1,485,306                       $  1,382,266
10/31/96                          $  1,482,382                     $  1,542,787                       $  1,414,888
11/30/96                          $  1,575,327                     $  1,654,639                       $  1,495,678
12/31/96                          $  1,565,718                     $  1,633,460                       $  1,486,106
1/31/97                           $  1,650,423                     $  1,712,683                       $  1,540,497
2/28/97                           $  1,669,898                     $  1,737,859                       $  1,561,756
3/31/97                           $  1,614,290                     $  1,675,296                       $  1,511,155
4/30/97                           $  1,667,723                     $  1,745,659                       $  1,556,187
5/31/97                           $  1,758,781                     $  1,843,241                       $  1,645,824
6/30/97                           $  1,836,343                     $  1,922,316                       $  1,708,036
7/31/97                           $  1,933,486                     $  2,066,874                       $  1,810,860
8/31/97                           $  1,866,587                     $  1,993,294                       $  1,752,912
9/30/97                           $  1,980,076                     $  2,113,689                       $  1,841,785
10/31/97                          $  1,937,900                     $  2,054,717                       $  1,787,821
11/30/97                          $  2,003,014                     $  2,145,535                       $  1,847,176
12/31/97                          $  2,055,292                     $  2,208,185                       $  1,889,846
1/31/98                           $  2,047,688                     $  2,176,829                       $  1,889,090
2/28/98                           $  2,114,852                     $  2,323,329                       $  1,991,101
3/31/98                           $  2,226,304                     $  2,465,517                       $  2,081,298
4/30/98                           $  2,203,151                     $  2,482,036                       $  2,080,257
5/31/98                           $  2,182,001                     $  2,445,302                       $  2,054,670
6/30/98                           $  2,189,201                     $  2,476,602                       $  2,071,313
7/31/98                           $  2,119,147                     $  2,433,013                       $  2,017,873
8/31/98                           $  1,839,843                     $  2,070,981                       $  1,774,517
9/30/98                           $  1,967,712                     $  2,189,855                       $  1,865,728
10/31/98                          $  2,085,382                     $  2,359,569                       $  1,975,992
11/30/98                          $  2,163,583                     $  2,469,525                       $  2,059,577
12/31/98                          $  2,299,240                     $  2,553,489                       $  2,112,302
1/31/99                           $  2,316,254                     $  2,573,917                       $  2,109,556
2/28/99                           $  2,248,388                     $  2,537,625                       $  2,070,529
3/31/99                           $  2,267,050                     $  2,590,153                       $  2,114,217
4/30/99                           $  2,402,166                     $  2,832,074                       $  2,264,327
5/31/99                           $  2,353,162                     $  2,800,921                       $  2,232,626
6/30/99                           $  2,430,346                     $  2,882,148                       $  2,302,954
7/31/99                           $  2,358,164                     $  2,797,701                       $  2,244,689
8/31/99                           $  2,274,685                     $  2,693,906                       $  2,192,388
9/30/99                           $  2,218,273                     $  2,599,619                       $  2,114,777
10/31/99                          $  2,255,762                     $  2,749,357                       $  2,186,045
11/30/99                          $  2,282,831                     $  2,727,912                       $  2,173,803
12/31/99                          $  2,357,936                     $  2,741,006                       $  2,200,758
1/31/2000                         $  2,297,337                     $  2,651,650                       $  2,117,350
2/28/2000                         $  2,238,296                     $  2,454,632                       $  1,998,143
3/31/2000                         $  2,445,114                     $  2,754,097                       $  2,182,971
4/30/2000                         $  2,415,284                     $  2,722,150                       $  2,166,381
5/31/2000                         $  2,373,258                     $  2,750,732                       $  2,199,093
6/30/2000                         $  2,420,011                     $  2,625,024                       $  2,151,812
7/31/2000                         $  2,382,985                     $  2,657,836                       $  2,164,293
8/31/2000                         $  2,511,904                     $  2,805,612                       $  2,291,121
9/30/2000                         $  2,390,077                     $  2,831,424                       $  2,286,080
10/31/2000                        $  2,398,681                     $  2,901,077                       $  2,334,088
11/30/2000                        $  2,272,511                     $  2,793,447                       $  2,251,928
12/31/2000                        $  2,303,417                     $  2,933,399                       $  2,364,749
1/31/2001                         $  2,300,883                     $  2,944,839                       $  2,384,377
2/28/2001                         $  2,141,432                     $  2,862,972                       $  2,304,739
3/31/2001                         $  2,024,081                     $  2,761,909                       $  2,220,385
4/30/2001                         $  2,172,042                     $  2,897,243                       $  2,335,623
5/31/2001                         $  2,177,689                     $  2,962,431                       $  2,376,263
6/30/2001                         $  2,099,292                     $  2,896,665                       $  2,317,332
7/31/2001                         $  2,106,220                     $  2,890,582                       $  2,314,783
8/31/2001                         $  1,979,004                     $  2,774,670                       $  2,238,395
9/30/2001                         $  1,858,285                     $  2,579,333                       $  2,084,169
10/31/2001                        $  1,884,487                     $  2,557,151                       $  2,094,799
11/30/2001                        $  2,004,152                     $  2,705,721                       $  2,202,890
12/31/2001                        $  2,020,185                     $  2,769,576                       $  2,241,661
1/31/2002                         $  1,994,528                     $  2,748,250                       $  2,219,693
2/28/2002                         $  1,993,132                     $  2,752,648                       $  2,223,022
3/31/2002                         $  2,073,655                     $  2,882,848                       $  2,307,275
4/30/2002                         $  1,967,898                     $  2,783,966                       $  2,228,597
5/31/2002                         $  1,984,429                     $  2,797,886                       $  2,230,603
6/30/2002                         $  1,855,838                     $  2,637,287                       $  2,090,744
7/31/2002                         $  1,715,722                     $  2,392,020                       $  1,922,857
8/31/2002                         $  1,741,801                     $  2,410,199                       $  1,937,086
9/30/2002                         $  1,548,113                     $  2,142,185                       $  1,735,436
10/31/2002                        $  1,658,184                     $  2,300,921                       $  1,840,603
11/30/2002                        $  1,737,279                     $  2,445,879                       $  1,946,254
12/31/2002                        $  1,677,169                     $  2,339,728                       $  1,873,464
1/31/2003                         $  1,613,940                     $  2,283,106                       $  1,821,381
2/28/2003                         $  1,568,265                     $  2,222,147                       $  1,776,393
3/31/2003                         $  1,567,481                     $  2,225,925                       $  1,778,880
4/30/2003                         $  1,691,312                     $  2,421,806                       $  1,915,142
5/31/2003                         $  1,793,129                     $  2,578,255                       $  2,030,051
6/30/2003                         $  1,819,847                     $  2,610,483                       $  2,051,367
7/31/2003                         $  1,842,049                     $  2,649,379                       $  2,074,342
8/31/2003                         $  1,868,206                     $  2,690,710                       $  2,105,250
9/30/2003                         $  1,840,743                     $  2,664,341                       $  2,091,144
10/31/2003                        $  1,962,048                     $  2,827,398                       $  2,195,283
11/30/2003                        $  1,991,675                     $  2,865,851                       $  2,222,724
12/31/2003                        $  2,116,753                     $  3,042,387                       $  2,357,644
1/31/2004                         $  2,148,080                     $  3,095,933                       $  2,394,187
2/29/2004                         $  2,200,064                     $  3,162,186                       $  2,439,437
3/31/2004                         $  2,173,443                     $  3,134,359                       $  2,411,872
4/30/2004                         $  2,119,107                     $  3,057,881                       $  2,371,352
5/31/2004                         $  2,141,782                     $  3,089,071                       $  2,386,529
6/30/2004                         $  2,203,893                     $  3,161,973                       $  2,441,181
7/31/2004                         $  2,171,055                     $  3,117,389                       $  2,389,427
8/31/2004                         $  2,187,121                     $  3,161,656                       $  2,413,800
9/30/2004                         $  2,239,393                     $  3,210,662                       $  2,448,558
10/31/2004                        $  2,259,402                     $  3,263,959                       $  2,475,493

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Large Cap Value Fund, Russell 1000(R) Value Index and Lipper Large Cap Value Index from October 31, 1994 to October 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Lipper Large Cap Value Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                  FUND FACTS
                                  Fund Inception                        12/20/02
                                  Fiscal Year End                     OCTOBER 31
                                  Net Assets as of 10/31/2004
                                  (In Millions)                           $706.7
                                  Primary Benchmark              LEHMAN 1-5 YEAR
                                                                  MUNICIPAL BOND
                                                                           INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware Short-Intermediate Income Fund, which seeks to maximize after-tax income from a portfolio of tax-exempt and taxable securities, returned 2.0% (Institutional shares) for the year ended October 31, 2004. This compares to the 2.2% return from the Fund's benchmark index, the Lehman 1-5 Year Municipal Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Our allocation to the taxable sectors was a drag on performance at a time when municipal securities outperformed taxable issues. Our decision to trade duration also hindered performance, especially during the second quarter, as investors started pricing in a strengthening economy. Contributing positively were our allocations across the yield curve. As the yield curve flattened over the period, we were able to take advantage of positions we acquired when the curve was steeper. The Fund's performance also was helped by our allocations along the credit spectrum as credit fundamentals improved and spreads compressed.

Q: HOW WAS THE FUND MANAGED?

A: Low seasonal supply at the beginning of 2004 was met with strong demand from both retail and institutional buyers. However, in the second half of March, an avalanche of supply overwhelmed demand. We tactically traded our allocation to municipals, averaging about 90% throughout the period.

   Municipal issuance was roughly 10% lower this year than last because of fiscal improvements at the state and local level and because of a reduction in financing activity. Demand from retail investors and from property and casualty companies remained strong. As a result, municipals performed well for most of the period. Over the last year, the ratio (the difference in prices) between three-year AAA general obligation municipal and taxable securities was volatile -- reaching a high of 86% and a low of 71%, for an average of 76%.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

State and Municipal Obligations          85.0%
Corporate Notes and Bonds                 7.7%
Residential Mortgage Backed Securities    3.4%
Commercial Mortgage Backed Securities     2.7%
Other (Less than 1%)                      1.2%

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                          SINCE
                                                      INCEPTION
                                   1 YEAR             (12/20/02)
                                -------------------------------
INSTITUTIONAL SHARES                2.02%               2.38%
                                -------------------------------
SELECT SHARES                       1.86%               2.23%

[CHART]

LIFE OF FUND PERFORMANCE (12/20/02 TO 10/31/04)

                     JPMORGAN TAX AWARE SHORT-INTERMEDIATE                                           LIPPER SHORT-INTERMEDIATE
                     INCOME FUND (INSTITUTIONAL SHARES)      LEHMAN 1-5 YEAR MUNI BOND INDEX         MUNI DEBT FUNDS INDEX
12/20/2002                       $  3,000,000                          $  3,000,000                      $  3,000,000
12/31/2002                       $  3,016,200                          $  3,000,000                      $  3,000,000
1/31/2003                        $  3,011,374                          $  3,008,010                      $  3,000,300
2/28/2003                        $  3,028,539                          $  3,026,509                      $  3,026,703
3/31/2003                        $  3,031,265                          $  3,023,180                      $  3,019,741
4/30/2003                        $  3,045,815                          $  3,031,040                      $  3,033,028
5/31/2003                        $  3,079,014                          $  3,054,682                      $  3,077,310
6/30/2003                        $  3,072,856                          $  3,051,933                      $  3,072,694
7/31/2003                        $  3,021,232                          $  3,024,771                      $  3,020,151
8/31/2003                        $  3,036,338                          $  3,038,080                      $  3,031,326
9/30/2003                        $  3,087,652                          $  3,080,917                      $  3,089,224
10/31/2003                       $  3,072,832                          $  3,067,977                      $  3,080,883
11/30/2003                       $  3,079,285                          $  3,072,272                      $  3,098,444
12/31/2003                       $  3,085,751                          $  3,079,031                      $  3,110,838
1/31/2004                        $  3,098,403                          $  3,089,500                      $  3,123,592
2/29/2004                        $  3,125,669                          $  3,113,907                      $  3,153,891
3/31/2004                        $  3,112,541                          $  3,107,056                      $  3,142,537
4/30/2004                        $  3,071,455                          $  3,075,986                      $  3,095,714
5/31/2004                        $  3,058,862                          $  3,064,912                      $  3,084,879
6/30/2004                        $  3,061,921                          $  3,070,736                      $  3,090,431
7/31/2004                        $  3,087,335                          $  3,091,617                      $  3,113,610
8/31/2004                        $  3,119,443                          $  3,123,460                      $  3,151,907
9/30/2004                        $  3,123,499                          $  3,126,271                      $  3,159,156
10/31/2004                       $  3,134,370                          $  3,134,712                      $  3,171,161

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/20/02.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Short-Intermediate Income Fund, Lehman 1-5 Year Municipal Bond Index, and Lipper Short-Intermediate Municipal Debt Funds Index from December 20, 2002 to October 31, 2004.

The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman 1-5 Year Municipal Bond Index represents the performance of municipal bonds with maturities from 1 to 5 years. The Lipper Short-Intermediate Municipal Debt Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distribution or redemption of fund shares.

JPMORGAN TAX AWARE U.S. EQUITY FUND

AS OF OCTOBER 31, 2004                                               (Unaudited)

                                FUND FACTS
                                Fund Inception                          12/18/96
                                Fiscal Year End                       OCTOBER 31
                                Net Assets as of 10/31/2004
                                (In Millions)                           $1,008.3
                                Primary Benchmark                  S&P 500 INDEX

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Aware U.S. Equity Fund, which seeks to provide high after-tax total return from a portfolio of selected equity securities, rose 9.5% (Select Shares) in the year ended October 31, 2004. This compares to an increase of 9.4% by the S&P 500 Index, the Fund's benchmark.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The 12-month period began with an extension of the equity market rally that we witnessed in most of 2003. Investors focused their attention on strong corporate earnings, robust economic growth, and low interest rates. While economic indicators turned decisively stronger, the upgrade in prospects for growth brought with it the threat of an early end to the Federal Reserve's highly accommodative stance. Along with the uncertainty of the Fed's stance, came the uncertainty of the geopolitical situation and the election here at home, the rising price of oil, and slowing company fundamentals. Collectively, these factors restricted the market's upside.

   The Fund participated in the market's advance and performed inline with its benchmark. Stock selection was strongest in the industrial sector where the portfolio manager added value against the benchmark. Among the top contributors in the sector was previously battered Tyco International. Tyco continues to be a top contributor in our portfolio and has benefited from corporate restructuring, new management, and increased economic activity. ChevronTexaco was the top performer of the portfolio. The company advanced due to the rising cost of oil, and the discovery of deepwater oil in the Gulf of Mexico.

   Despite the strong return generated by the Fund, some sectors did lag their benchmark peer group in the period. In particular, stock selection in Consumer Discretionary and Telecommunications detracted from the Fund's relative return.

Q: HOW WAS THE FUND MANAGED?

A: The Fund seeks capital appreciation while minimizing capital gains distributions. The portfolio combines active investment management with tax-efficient investing. Volatility is managed by keeping sector allocation in line with the S&P 500.

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                22.2%
Finance & Insurance                      19.6%
Technology                               17.3%
Industrial Products & Services           13.6%
Pharmaceuticals                          10.2%
Energy                                    8.1%
Health Services & Systems                 3.5%
Telecommunications                        2.0%
Short-Term Investments                    1.9%
Utilities                                 1.6%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1.  General Electric Co.                 4.6%

 2.  Microsoft Corp.                      3.8%

 3.  Citigroup, Inc.                      3.6%

 4.  Tyco International LTD (Bermuda)     3.5%

 5.  Freddie Mac                          3.2%

 6.  Bank of America Corp.                3.2%

 7.  Johnson & Johnson                    2.9%

 8.  Pfizer, Inc.                         2.9%

 9.  ChevronTexaco Corp.                  2.8%

10.  Altria Group, Inc.                   2.5%

Top 10 equity holdings comprised 33.0% of the Portfolio's market value of investments ($333,560 in thousands). As of October 31, 2004 the Fund held 60 equity holdings. Portfolio holdings are subject to change at any time.

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2004

                                                                                                    SINCE
                                                                                                INCEPTION
                                               1 YEAR          3 YEARS           5 YEARS       (12/18/96)
                                               -----------------------------------------------------------
CLASS A SHARES
        Without Sales Charge                    9.15%            1.82%           (2.38%)            6.86%
          With Sales Charge*                    2.87%           (0.17%)          (3.53%)            6.06%
                                               -----------------------------------------------------------
CLASS B SHARES
                Without CDSC                    8.62%            1.31%           (2.82%)            6.55%
                 With CDSC**                    3.62%            0.33%           (3.21%)            6.55%
                                               -----------------------------------------------------------
CLASS C SHARES
                Without CDSC                    8.66%            1.31%           (2.84%)            6.54%
                With CDSC***                    7.66%            1.31%           (2.84%)            6.54%
                                               -----------------------------------------------------------
INSTITUTIONAL SHARES                            9.50%            2.24%           (2.24%)            6.96%
                                               -----------------------------------------------------------
SELECT SHARES                                   9.46%            2.08%           (2.27%)            6.94%

  *  Sales Charge for Class A Shares is 5.75%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 0% CDSC for the period since inception.
***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

[CHART]

LIFE OF FUND PERFORMANCE (12/18/96 TO 10/31/04)

                           JPMORGAN TAX AWARE
                           U.S. EQUITY FUND (SELECT SHARES)       S&P 500 INDEX    LIPPER LARGE-CAP CORE FUNDS INDEX
12/18/96                          $  1,000,000                    $  1,000,000                $  1,000,000
12/31/96                          $  1,011,100                    $  1,000,000                $  1,000,000
1/31/97                           $  1,082,180                    $  1,062,500                $  1,054,700
2/28/97                           $  1,085,210                    $  1,070,788                $  1,053,434
3/31/97                           $  1,042,128                    $  1,026,778                $  1,008,347
4/30/97                           $  1,090,170                    $  1,088,077                $  1,064,210
5/31/97                           $  1,157,215                    $  1,154,341                $  1,128,807
6/30/97                           $  1,202,231                    $  1,206,055                $  1,177,798
7/31/97                           $  1,321,372                    $  1,302,057                $  1,270,844
8/31/97                           $  1,257,285                    $  1,229,142                $  1,206,158
9/30/97                           $  1,311,349                    $  1,296,499                $  1,268,275
10/31/97                          $  1,258,239                    $  1,253,196                $  1,229,212
11/30/97                          $  1,304,290                    $  1,311,219                $  1,269,407
12/31/97                          $  1,317,464                    $  1,333,772                $  1,292,510
1/31/98                           $  1,338,543                    $  1,348,577                $  1,305,306
2/28/98                           $  1,427,021                    $  1,445,809                $  1,397,852
3/31/98                           $  1,495,375                    $  1,519,834                $  1,467,046
4/30/98                           $  1,527,526                    $  1,535,185                $  1,481,863
5/31/98                           $  1,505,377                    $  1,508,780                $  1,456,523
6/30/98                           $  1,558,667                    $  1,570,036                $  1,525,708
7/31/98                           $  1,544,483                    $  1,553,394                $  1,513,350
8/31/98                           $  1,326,865                    $  1,328,773                $  1,286,802
9/30/98                           $  1,420,542                    $  1,413,947                $  1,350,756
10/31/98                          $  1,532,339                    $  1,528,901                $  1,452,062
11/30/98                          $  1,641,288                    $  1,621,553                $  1,538,460
12/31/98                          $  1,727,784                    $  1,714,954                $  1,640,614
1/31/99                           $  1,783,419                    $  1,786,639                $  1,698,035
2/28/99                           $  1,720,821                    $  1,731,075                $  1,645,566
3/31/99                           $  1,801,699                    $  1,800,318                $  1,711,718
4/30/99                           $  1,889,622                    $  1,869,990                $  1,757,592
5/31/99                           $  1,842,004                    $  1,825,858                $  1,711,015
6/30/99                           $  1,949,208                    $  1,927,193                $  1,806,490
7/31/99                           $  1,884,495                    $  1,867,065                $  1,753,560
8/31/99                           $  1,858,112                    $  1,857,730                $  1,735,674
9/30/99                           $  1,801,439                    $  1,806,828                $  1,688,637
10/31/99                          $  1,900,699                    $  1,921,200                $  1,792,150
11/30/99                          $  1,952,398                    $  1,960,200                $  1,836,058
12/31/99                          $  2,044,160                    $  2,075,656                $  1,958,156
1/31/2000                         $  2,007,570                    $  1,971,458                $  1,879,046
2/29/2000                         $  1,997,331                    $  1,934,198                $  1,878,483
3/31/2000                         $  2,180,287                    $  2,123,362                $  2,041,723
4/30/2000                         $  2,055,356                    $  2,059,449                $  1,974,959
5/31/2000                         $  1,992,257                    $  2,017,230                $  1,924,597
6/30/2000                         $  2,045,052                    $  2,066,854                $  1,995,037
7/31/2000                         $  2,055,277                    $  2,034,611                $  1,963,915
8/31/2000                         $  2,174,483                    $  2,160,960                $  2,099,425
9/30/2000                         $  2,086,851                    $  2,046,862                $  1,987,735
10/31/2000                        $  2,089,982                    $  2,038,265                $  1,964,678
11/30/2000                        $  1,935,114                    $  1,877,650                $  1,791,786
12/31/2000                        $  1,938,791                    $  1,886,850                $  1,813,646
1/31/2001                         $  2,005,097                    $  1,953,833                $  1,864,972
2/28/2001                         $  1,813,210                    $  1,775,644                $  1,691,343
3/31/2001                         $  1,686,647                    $  1,663,068                $  1,587,495
4/30/2001                         $  1,818,375                    $  1,792,288                $  1,708,144
5/31/2001                         $  1,833,649                    $  1,804,297                $  1,717,710
6/30/2001                         $  1,788,725                    $  1,760,452                $  1,672,019
7/31/2001                         $  1,777,456                    $  1,743,200                $  1,647,775
8/31/2001                         $  1,676,318                    $  1,634,075                $  1,550,721
9/30/2001                         $  1,559,814                    $  1,502,206                $  1,433,021
10/31/2001                        $  1,593,506                    $  1,530,898                $  1,466,840
11/30/2001                        $  1,717,162                    $  1,648,318                $  1,562,918
12/31/2001                        $  1,731,930                    $  1,662,823                $  1,580,579
1/31/2002                         $  1,674,430                    $  1,638,546                $  1,555,606
2/28/2002                         $  1,634,411                    $  1,606,922                $  1,529,472
3/31/2002                         $  1,701,258                    $  1,667,342                $  1,581,474
4/30/2002                         $  1,578,087                    $  1,566,301                $  1,498,763
5/31/2002                         $  1,576,036                    $  1,554,710                $  1,487,822
6/30/2002                         $  1,466,186                    $  1,444,015                $  1,385,013
7/31/2002                         $  1,358,275                    $  1,331,382                $  1,282,107
8/31/2002                         $  1,374,710                    $  1,340,169                $  1,292,620
9/30/2002                         $  1,222,255                    $  1,194,493                $  1,167,107
10/31/2002                        $  1,327,368                    $  1,299,608                $  1,257,791
11/30/2002                        $  1,399,445                    $  1,376,155                $  1,314,014
12/31/2002                        $  1,322,335                    $  1,295,375                $  1,244,766
1/31/2003                         $  1,282,004                    $  1,261,436                $  1,212,153
2/28/2003                         $  1,264,441                    $  1,242,514                $  1,196,031
3/31/2003                         $  1,272,154                    $  1,254,567                $  1,206,078
4/30/2003                         $  1,374,689                    $  1,357,943                $  1,294,966
5/31/2003                         $  1,432,701                    $  1,429,506                $  1,357,772
6/30/2003                         $  1,444,306                    $  1,447,804                $  1,371,214
7/31/2003                         $  1,465,104                    $  1,473,285                $  1,392,879
8/31/2003                         $  1,485,908                    $  1,502,015                $  1,419,761
9/30/2003                         $  1,467,335                    $  1,486,093                $  1,401,446
10/31/2003                        $  1,548,331                    $  1,570,206                $  1,469,977
11/30/2003                        $  1,562,886                    $  1,584,024                $  1,482,325
12/31/2003                        $  1,649,939                    $  1,667,027                $  1,553,625
1/31/2004                         $  1,670,728                    $  1,697,533                $  1,575,531
2/29/2004                         $  1,693,617                    $  1,721,129                $  1,594,122
3/31/2004                         $  1,668,382                    $  1,695,140                $  1,569,094
4/30/2004                         $  1,644,357                    $  1,668,526                $  1,544,773
5/31/2004                         $  1,657,841                    $  1,691,385                $  1,560,530
6/30/2004                         $  1,698,790                    $  1,724,198                $  1,588,464
7/31/2004                         $  1,653,772                    $  1,667,127                $  1,532,232
8/31/2004                         $  1,662,206                    $  1,673,796                $  1,533,151
9/30/2004                         $  1,680,158                    $  1,691,873                $  1,550,783
10/31/2004                        $  1,695,450                    $  1,717,758                $  1,571,718

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/18/96.

Returns for the Institutional Shares prior to 9/15/00 (offering date of the Institutional Shares) are calculated using the historical expenses of the Select Shares, which are higher than the expenses of the Institutional Shares.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware U.S. Equity Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from December 18, 1996 to October 31, 2004. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS          AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.0%

          COMMON STOCKS -- 97.0%

          AUSTRALIA -- 1.4%
    264   News Corp., LTD ++                                             $    2,066
    338   Southern Pacific Petroleum NL* +                                        0
          -------------------------------------------------------------------------
                                                                              2,066
          -------------------------------------------------------------------------

          BRAZIL -- 1.3%
     57   Petroleo Brasileiro SA, ADR +                                       1,867

          FRANCE -- 13.0%
     98   AXA (f) +                                                           2,109
     46   BNP Paribas (f) +                                                   3,143
     41   Peugeot SA (f) +                                                    2,513
     19   Sanofi-Aventis (f) +                                                1,415
      4   Technip SA (f) +                                                      642
     82   Thomson SA (f) +                                                    1,870
     24   Total SA (f) +                                                      5,051
     64   Veolia Environnement (f) +                                          1,931
          -------------------------------------------------------------------------
                                                                             18,674
          -------------------------------------------------------------------------

          GERMANY -- 5.2%
     18   BASF AG (f) +                                                       1,139
     73   Bayer AG (f) +                                                      2,065
     88   Bayerische Hypo-und Vereinsbank AG* (f) +                           1,722
     10   E.ON AG (f)                                                           850
     27   Schering AG (f) +                                                   1,741
          -------------------------------------------------------------------------
                                                                              7,517
          -------------------------------------------------------------------------

          HONG KONG -- 4.5%
    873   Cathay Pacific Airways LTD (f) +                                    1,513
      1   Hutchison Telecommunications International LTD* (f)                     1
     85   Hutchison Whampoa LTD (f) +                                           653
    276   Sun Hung Kai Properties LTD (f) +                                   2,554
    516   Wharf Holdings LTD (f) +                                            1,700
          -------------------------------------------------------------------------
                                                                              6,421
          -------------------------------------------------------------------------

          INDIA -- 2.1%
    120   Reliance Industries LTD, GDR, # +                                   2,973

          INDONESIA -- 0.4%
     29   Telekomunikasi Indonesia TBK PT, ADR +                                552

          IRELAND -- 1.2%
     74   CRH PLC (f) +                                                  $    1,765

          ITALY -- 0.4%
     23   ENI-Ente Nazionale Idrocarburi SPA (f) +                              522

          JAPAN -- 18.4%
     18   Canon, Inc. (f) +                                                     873
    343   Daiwa Securities Group, Inc. (f) +                                  2,101
    275   Fujitsu LTD (f) +                                                   1,632
     17   Honda Motor Co., LTD (f) +                                            839
    451   Itochu Corp.* (f) +                                                 1,932
      0^^ Japan Tobacco, Inc. (f) +                                           1,167
     57   JFE Holdings, Inc. (f) +                                            1,537
    165   Kubota Corp. (f) +                                                    751
      8   Kyocera Corp. (f) +                                                   593
    203   Mitsui Chemicals, Inc. (f) +                                          990
      7   NEC Electronics Corp. (f) +                                           356
     16   Nintendo Co., LTD (f) +                                             1,788
      1   Nippon Telegraph & Telephone Corp. (f) +                            2,822
     50   Ricoh Co., LTD (f) +                                                  932
      9   Rohm Co., LTD (f) +                                                   921
     47   Sony Corp. (f) +                                                    1,633
     42   Suzuki Motor Corp. (f) +                                              746
     43   Tokyo Electric Power Co. +                                            970
     36   Toyota Motor Corp. (f) +                                            1,378
      1   UFJ Holdings, Inc.* (f) +                                           2,420
          -------------------------------------------------------------------------
                                                                             26,381
          -------------------------------------------------------------------------

          NORWAY -- 0.7%
     65   Statoil ASA (f) +                                                     948

          SINGAPORE -- 1.6%
    123   DBS Group Holdings LTD (f) +                                        1,154
    823   Singapore Telecommunications LTD (f) +                              1,197
          -------------------------------------------------------------------------
                                                                              2,351
          -------------------------------------------------------------------------

          SOUTH KOREA -- 2.7%
     57   Kookmin Bank, ADR* +                                                1,926
     43   POSCO, ADR +                                                        1,596
      2   Samsung Electronics Co., LTD, GDR, # +                                317
          -------------------------------------------------------------------------
                                                                              3,839
          -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          SPAIN -- 1.9%
     61   Iberdrola SA (f) +                                             $    1,327
     57   Industria de Diseno Textil, SA (f) +                                1,451
          -------------------------------------------------------------------------
                                                                              2,778
          -------------------------------------------------------------------------

          SWEDEN -- 1.6%
     38   Atlas Copco AB, Class A (f) +                                       1,567
     19   SKF AB, Ser. B (f) +                                                  718
          -------------------------------------------------------------------------
                                                                              2,285
          -------------------------------------------------------------------------

          SWITZERLAND -- 8.4%
    408   ABB LTD* (f) +                                                      2,352
     98   Compagnie Financiere Richemont AG, Class A (f) +                    2,780
     25   Roche Holding AG +                                                  2,509
     13   Synthes, Inc.* (f) +                                                1,345
     30   UBS AG (f) +                                                        2,200
      6   Zurich Financial Services AG* (f) +                                   888
          -------------------------------------------------------------------------
                                                                             12,074
          -------------------------------------------------------------------------

          TAIWAN -- 1.5%
     47   Hon Hai Precision Industry Co., GDR +                                 356
    532   United Microelectronics Corp., ADR* +                               1,860
          -------------------------------------------------------------------------
                                                                              2,216
          -------------------------------------------------------------------------

          THE NETHERLANDS -- 5.1%
    100   ING Groep NV (f) +                                                  2,667
    372   Koninklijke KPN NV +                                                2,976
     52   Koninklijke Philips Electronics NV (f) +                            1,244
     37   Koninklijke Wessanen NV (f) +                                         479
          -------------------------------------------------------------------------
                                                                              7,366
          -------------------------------------------------------------------------

          UNITED KINGDOM -- 25.6%
     62   AstraZeneca PLC (f) +                                               2,520
    118   BBA Group PLC (f) +                                                   571
    200   BP PLC (f) +                                                        1,938
     35   British American Tobacco PLC (f) +                                    524
    115   British Sky Broadcasting PLC (f) +                                  1,069
    238   Cadbury Schweppes PLC +                                             1,980
    181   Centrica PLC (f) +                                                    799
    306   HSBC Holdings PLC (f) +                                             4,941
     38   Imperial Tobacco Group PLC (f) +                                      896
    130   Intercontinental Hotels Group PLC (f) +                             1,588
    131   Rank Group PLC (f) +                                           $      688
    104   Reckitt Benckiser PLC (f) +                                         2,851
    195   Royal Bank of Scotland Group PLC (f) +                              5,726
     60   SABMiller PLC (f) +                                                   867
    153   Scottish Power PLC (f) +                                            1,233
    600   Tesco PLC (f) +                                                     3,159
  2,077   Vodafone Group PLC (f) +                                            5,331
          -------------------------------------------------------------------------
                                                                             36,681
          -------------------------------------------------------------------------
          Total Common Stocks                                               139,276
          (Cost $117,650)
          -------------------------------------------------------------------------

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 0.3%

          U.S. TREASURY SECURITY -- 0.3%
$   470   U.S. Treasury Bill, 1.63%, 12/16/04 @                                 469
          (Cost $469)
          -------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 97.3%                                     $  139,745
          (COST $118,119)
          OTHER ASSETS IN EXCESS OF
          LIABILITIES -- 2.7%                                                 3,831
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  143,576
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $143,576.

SEE NOTES TO FINANCIAL STATEMENTS.

The following represents the allocations by industry for common stocks and other investments based on net assets:

INDUSTRY                                                               PERCENTAGE
---------------------------------------------------------------------------------
Banking                                                                  16.2%
Telecommunications                                                        9.0
Oil & Gas                                                                 7.2
Electronics/Electrical Equipment                                          6.7
Pharmaceuticals                                                           5.7
Retailing                                                                 5.1
Chemicals                                                                 5.0
Utilities                                                                 5.0
Insurance                                                                 3.9
Automotive                                                                3.8
Consumer Products                                                         3.8
Real Estate                                                               3.0
Food/Beverage Products                                                    2.3
Steel                                                                     2.2
Machinery & Engineering Equipment                                         1.6
Financial Services                                                        1.5
Multi-Media                                                               1.4
Distribution                                                              1.3
Office/Business Equipment                                                 1.3
Toys & Games                                                              1.2
Construction Materials                                                    1.2
Computers/Computer Hardware                                               1.1
Hotels/Other Lodging                                                      1.1
Airlines                                                                  1.1
Other (less than 1%)                                                      5.6
---------------------------------------------------------------------------------
Total                                                                    97.3%
---------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

-------------------------------------------------------------------------------------------------------
                                                                       NOTIONAL        UNREALIZED
NUMBER OF                                                              VALUE AT      APPRECIATION/
CONTRACTS    DESCRIPTION                  EXPIRATION DATE        10/31/04 (USD)     (DEPRECIATION)(USD)
-------------------------------------------------------------------------------------------------------
             LONG FUTURES OUTSTANDING
         25  DJ Euro Stoxx                December, 2004         $          896     $           14
          5  FTSE 100 Index               December, 2004                    425               ( - )^
          4  Topix Index                  December, 2004                    407                (10)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

---------------------------------------------------------------------------------------------------------------
                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO BUY                       DATE         VALUE (USD)  10/31/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
  6,496                   AUD                11/8/04           $  4,638         $  4,850               $   212
  4,400                   CHF                11/8/04              3,528            3,663                   135
 15,172                   EUR                11/8/04             18,619           19,300                   681
    570                   EUR for
 78,116                   JPY                11/8/04                736~             725~                 (11)
    980                   GBP                11/8/04              1,752            1,795                    43
710,271                   JPY                11/8/04              6,465            6,691                   226
 78,903                   JPY for
    580                   EUR                11/8/04                737~             743~                    6
  4,901                   SEK                11/8/04                648              689                    41
  1,160                   SGD                11/8/04                679              697                    18
--------------------------------------------------------------------------------------------------------------
                                                               $ 37,802         $ 39,153               $ 1,351
--------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
                                                                                                 NET UNREALIZED
                                          SETTLEMENT         SETTLEMENT         VALUE AT           APPRECIATION
         CONTRACTS TO SELL                      DATE        VALUE (USD)   10/31/04 (USD)   (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------------
    963                   AUD                11/8/04           $    710         $    719              $    (9)
  7,633                   CHF                11/8/04              6,099            6,354                 (255)
  7,728                   EUR                11/8/04              9,436            9,830                 (394)
    620                   EUR                 2/7/05                790              789                     1
  2,780                   GBP                11/8/04              5,045            5,091                  (46)
 36,516                   HKD                11/8/04              4,692            4,693                   (1)
425,149                   JPY                11/8/04              3,858            4,005                 (147)
  4,917                   NOK                11/8/04                723              769                  (46)
  6,068                   SEK                11/8/04                808              853                  (45)
  4,090                   SGD                11/8/04              2,378            2,457                  (79)
---------------------------------------------------------------------------------------------------------------
                                                               $ 34,539         $ 35,560              $(1,021)
---------------------------------------------------------------------------------------------------------------

~ For cross-currency exchange contracts, the settlement value is the market value at 10/31/04 of the currency being sold, and the value at 10/31/04 is the market value at 10/31/04 of the currency being purchased.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND

PORTFOLIO OF INVESTMENTS             AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.8%

          COMMON STOCKS -- 99.8%

          AEROSPACE -- 2.3%
      2   General Dynamics Corp.                                         $      174
     17   Lockheed Martin Corp.                                                 937
     16   Northrop Grumman Corp.                                                828
     20   Raytheon Co.                                                          732
     20   United Technologies Corp.                                           1,882
          -------------------------------------------------------------------------
                                                                              4,553
          -------------------------------------------------------------------------

          APPAREL -- 1.1%
     22   Jones Apparel Group, Inc.                                             788
     19   Nike, Inc., Class B                                                 1,512
          -------------------------------------------------------------------------
                                                                              2,300
          -------------------------------------------------------------------------

          AUTOMOTIVE -- 1.3%
     51   Ford Motor Co.                                                        663
     21   General Motors Corp.                                                  795
      5   Harley-Davidson, Inc.                                                 284
      9   Johnson Controls, Inc.                                                510
      6   Lear Corp.                                                            334
          -------------------------------------------------------------------------
                                                                              2,586
          -------------------------------------------------------------------------

          BANKING -- 6.8%
     76   Bank of America Corp.                                               3,422
     10   Compass Bancshares, Inc.                                              463
     12   KeyCorp                                                               400
     29   Mellon Financial Corp.                                                846
      8   National City Corp.                                                   296
     29   North Fork Bancorporation, Inc.                                     1,269
      4   PNC Financial Services Group, Inc.                                    194
     11   SunTrust Banks, Inc.                                                  786
     49   The Bank of New York Co., Inc.                                      1,581
      9   U.S. Bancorp                                                          268
     42   Wachovia Corp.                                                      2,047
     37   Wells Fargo & Co.                                                   2,216
          -------------------------------------------------------------------------
                                                                             13,788
          -------------------------------------------------------------------------

          BIOTECHNOLOGY -- 1.5%
     37   Amgen, Inc.*                                                        2,085
      5   Biogen Idec, Inc.*                                                    291
     11   Gilead Sciences, Inc.*                                                381
      8   Medimmune, Inc.*                                                      227
          -------------------------------------------------------------------------
                                                                              2,984
          -------------------------------------------------------------------------

          BUSINESS SERVICES -- 0.9%
     13   Cendant Corp.                                                  $      274
      7   Computer Sciences Corp.*                                              332
     23   First Data Corp.                                                      954
     13   SunGard Data Systems, Inc.*                                           339
          -------------------------------------------------------------------------
                                                                              1,899
          -------------------------------------------------------------------------

          CHEMICALS -- 1.4%
      8   Air Products & Chemicals, Inc.                                        436
      6   Eastman Chemical Co.                                                  261
      5   PPG Industries, Inc.                                                  319
     14   Praxair, Inc.                                                         582
      9   Rohm & Haas Co.                                                       365
     20   The Dow Chemical Co.                                                  876
          -------------------------------------------------------------------------
                                                                              2,839
          -------------------------------------------------------------------------

          COMPUTER NETWORKS -- 1.4%
    138   Cisco Systems, Inc.*                                                2,652
     10   Juniper Networks, Inc.*                                               263
          -------------------------------------------------------------------------
                                                                              2,915
          -------------------------------------------------------------------------

          COMPUTER SOFTWARE -- 4.3%
      2   Adobe Systems, Inc.                                                    90
      2   Electronic Arts, Inc.*                                                 81
    225   Microsoft Corp.                                                     6,303
    151   Oracle Corp.*                                                       1,913
      8   VERITAS Software Corp.*                                               179
          -------------------------------------------------------------------------
                                                                              8,566
          -------------------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 4.2%
     73   Dell, Inc.*                                                         2,564
     17   EMC Corp.*                                                            216
     58   Hewlett-Packard Co.                                                 1,080
     35   International Business Machines Corp.                               3,115
      3   Lexmark International, Inc., Class A*                                 274
     19   NCR Corp.*                                                          1,093
     40   Sun Microsystems, Inc.*                                               179
          -------------------------------------------------------------------------
                                                                              8,521
          -------------------------------------------------------------------------

          CONSTRUCTION -- 0.8%
     16   Centex Corp.                                                          846
      5   D.R. Horton, Inc.                                                     144
      3   KB Home                                                               247

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          CONSTRUCTION -- CONTINUED
      4   Lennar Corp., Class A                                          $      189
      4   Pulte Homes, Inc.                                                     192
          -------------------------------------------------------------------------
                                                                              1,618
          -------------------------------------------------------------------------

          CONSUMER PRODUCTS -- 4.0%
     61   Altria Group, Inc.                                                  2,950
      3   Fortune Brands, Inc.                                                  186
     73   Procter & Gamble Co.                                                3,731
     29   The Gillette Co.                                                    1,184
          -------------------------------------------------------------------------
                                                                              8,051
          -------------------------------------------------------------------------

          DIVERSIFIED -- 4.8%
    219   General Electric Co.                                                7,476
     68   Tyco International LTD (Bermuda)                                    2,118
          -------------------------------------------------------------------------
                                                                              9,594
          -------------------------------------------------------------------------

          ENTERTAINMENT/LEISURE -- 0.4%
     18   Carnival Corp.                                                        890

          FINANCIAL SERVICES -- 8.8%
      8   Capital One Financial Corp.                                           577
     17   CIT Group, Inc.                                                       695
    144   Citigroup, Inc.                                                     6,393
     35   Countrywide Financial Corp.                                         1,123
     14   Fannie Mae                                                            978
     16   Freddie Mac                                                         1,056
     11   Goldman Sachs Group, Inc.                                           1,102
     33   MBNA Corp.                                                            836
     54   Morgan Stanley                                                      2,766
     50   The Charles Schwab Corp.                                              458
     43   Washington Mutual, Inc.                                             1,648
          -------------------------------------------------------------------------
                                                                             17,632
          -------------------------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 3.4%
     16   Anheuser-Busch Companies, Inc.                                        799
      2   H.J. Heinz Co.                                                         73
     37   PepsiCo, Inc.                                                       1,832
     12   Sysco Corp.                                                           390
     92   The Coca-Cola Co.                                                   3,729
          -------------------------------------------------------------------------
                                                                              6,823
          -------------------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 3.2%
      9   Aetna, Inc.                                                    $      815
     15   Anthem, Inc.*                                                       1,214
      6   Biomet, Inc.                                                          261
     23   Boston Scientific Corp.*                                              805
     10   CIGNA Corp.                                                           622
     24   Guidant Corp.                                                       1,600
     14   HCA, Inc.                                                             511
      4   Stryker Corp.                                                         168
      2   UnitedHealth Group, Inc.                                              146
      4   WellPoint Health Networks, Inc.*                                      400
          -------------------------------------------------------------------------
                                                                              6,542
          -------------------------------------------------------------------------

          HOTELS/OTHER LODGING -- 0.3%
     10   Hilton Hotels Corp.                                                   205
      8   Starwood Hotels & Resorts Worldwide, Inc.                             396
          -------------------------------------------------------------------------
                                                                                601
          -------------------------------------------------------------------------

          INDUSTRIAL COMPONENTS -- 0.1%
      5   SPX Corp.                                                             199

          INSURANCE -- 4.3%
     25   AMBAC Financial Group, Inc.                                         1,976
     22   American International Group, Inc.                                  1,310
     14   Genworth Financial, Inc., Class A                                     336
     19   Hartford Financial Services Group, Inc.                             1,088
      8   Marsh & McLennan Companies, Inc.                                      210
      8   MBIA, Inc.                                                            487
      9   Metlife, Inc.                                                         360
      4   Protective Life Corp.                                                 145
     33   The Allstate Corp.                                                  1,581
      2   The Progressive Corp.                                                 187
     17   The St. Paul Travelers Companies, Inc.                                586
      6   Torchmark Corp.                                                       312
          -------------------------------------------------------------------------
                                                                              8,578
          -------------------------------------------------------------------------

          INTERNET SERVICES/SOFTWARE -- 1.1%
     15   eBay, Inc.*                                                         1,474
     18   Yahoo!, Inc.*                                                         666
          -------------------------------------------------------------------------
                                                                              2,140
          -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          MACHINERY & ENGINEERING EQUIPMENT -- 1.2%
     12   Caterpillar, Inc.                                              $      998
     14   Deere & Co.                                                           855
      9   Ingersoll-Rand Co., LTD (Bermuda), Class A                            606
          -------------------------------------------------------------------------
                                                                              2,459
          -------------------------------------------------------------------------

          MANUFACTURING -- 0.9%
      8   3M Co.                                                                645
     10   Eaton Corp.                                                           620
      6   Illinois Tool Works, Inc.                                             544
          -------------------------------------------------------------------------
                                                                              1,809
          -------------------------------------------------------------------------

          METALS/MINING -- 0.7%
     44   Alcoa, Inc.                                                         1,424

          MULTI-MEDIA -- 3.9%
     18   Fox Entertainment Group, Inc., Class A*                               533
     13   Gannett Co., Inc.                                                   1,091
      7   The E.W. Scripps Co., Class A                                         344
     54   The Walt Disney Co.                                                 1,364
     82   Time Warner, Inc.*                                                  1,367
      9   Tribune Co.                                                           406
     76   Viacom, Inc., Class B                                               2,765
          -------------------------------------------------------------------------
                                                                              7,870
          -------------------------------------------------------------------------

          OIL & GAS -- 7.3%
     12   Anadarko Petroleum Corp.                                              796
     14   Baker Hughes, Inc.                                                    604
     59   ChevronTexaco Corp.                                                 3,104
     30   ConocoPhillips                                                      2,519
      8   Cooper Cameron Corp.*                                                 377
     15   Devon Energy Corp.                                                  1,143
     84   Exxon Mobil Corp.                                                   4,156
     15   GlobalSantaFe Corp.                                                   448
     20   Rowan Companies, Inc.*                                                500
     25   Unocal Corp.                                                        1,048
          -------------------------------------------------------------------------
                                                                             14,695
          -------------------------------------------------------------------------

          PAPER/FOREST PRODUCTS -- 0.4%
      8   Bowater, Inc.                                                         298
      3   Georgia-Pacific Corp.                                                  98
      6   Temple-Inland, Inc.                                                   349
          -------------------------------------------------------------------------
                                                                                745
          -------------------------------------------------------------------------

          PHARMACEUTICALS -- 7.8%
     15   Bristol-Myers Squibb Co.                                       $      342
     29   Eli Lilly & Co.                                                     1,599
     20   Forest Laboratories, Inc.*                                            909
      3   Hospira, Inc.*                                                         82
     69   Johnson & Johnson                                                   4,010
      3   Medicis Pharmaceutical Corp., Class A                                 126
     37   Merck & Co., Inc.                                                   1,172
      3   OSI Pharmaceuticals, Inc.*                                            214
    154   Pfizer, Inc.                                                        4,463
     49   Schering-Plough Corp.                                                 887
     11   Sepracor, Inc.*                                                       524
      3   Watson Pharmaceuticals, Inc.*                                          76
     29   Wyeth                                                               1,133
          -------------------------------------------------------------------------
                                                                             15,537
          -------------------------------------------------------------------------

          PIPELINES -- 0.1%
     32   Dynegy, Inc., Class A*                                                159

          REAL ESTATE INVESTMENT TRUST -- 0.4%
      8   CarrAmerica Realty Corp.                                              264
     13   Equity Office Properties Trust                                        357
      6   ProLogis                                                              234
          -------------------------------------------------------------------------
                                                                                855
          -------------------------------------------------------------------------

          RESTAURANTS/FOOD SERVICES -- 1.0%
     42   McDonald's Corp.                                                    1,230
      6   Wendy's International, Inc.                                           216
     13   Yum! Brands, Inc.                                                     579
          -------------------------------------------------------------------------
                                                                              2,025
          -------------------------------------------------------------------------

          RETAILING -- 6.4%
     12   Abercrombie & Fitch Co., Class A                                      483
     11   Bed Bath & Beyond, Inc.*                                              432
      4   Costco Wholesale Corp.                                                201
     11   CVS Corp.                                                             482
      4   Family Dollar Stores, Inc.                                            130
      6   Federated Department Stores, Inc.                                     298
     67   Home Depot, Inc.                                                    2,744
     16   Kohl's Corp.*                                                         829
     33   Lowe's Companies, Inc.                                              1,839
      9   Staples, Inc.                                                         262
     22   Target Corp.                                                        1,083

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          RETAILING -- CONTINUED
     15   The Gap, Inc.                                                  $      303
     12   The TJX Companies, Inc.                                               281
     63   Wal-Mart Stores, Inc.                                               3,392
      4   Walgreen Co.                                                          154
          -------------------------------------------------------------------------
                                                                             12,913
          -------------------------------------------------------------------------

          SEMI-CONDUCTORS -- 3.2%
     40   Altera Corp.*                                                         913
     27   Analog Devices, Inc.                                                1,090
    122   Intel Corp.                                                         2,711
      8   Intersil Corp., Class A                                               122
      1   Linear Technology Corp.                                                34
      7   Novellus Systems, Inc.*                                               169
      4   QLogic Corp.*                                                         140
     15   Texas Instruments, Inc.                                               367
     32   Xilinx, Inc.                                                          972
          -------------------------------------------------------------------------
                                                                              6,518
          -------------------------------------------------------------------------

          SHIPPING/TRANSPORTATION -- 1.2%
      8   CSX Corp.                                                             278
      6   FedEx Corp.                                                           515
     18   Norfolk Southern Corp.                                                604
      3   Union Pacific Corp.                                                   195
     11   United Parcel Service, Inc., Class B                                  880
          -------------------------------------------------------------------------
                                                                              2,472
          -------------------------------------------------------------------------

          STEEL -- 0.5%
     29   United States Steel Corp.                                           1,065

          TELECOMMUNICATIONS -- 3.6%
     28   BellSouth Corp.                                                       752
     36   Nextel Communications, Inc., Class A*                                 943
     69   SBC Communications, Inc.                                            1,740
     21   Sprint Corp. -- FON Group                                             439
     30   Tellabs, Inc.*                                                        241
     78   Verizon Communications, Inc.                                        3,069
          -------------------------------------------------------------------------
                                                                              7,184
          -------------------------------------------------------------------------

          TELECOMMUNICATIONS EQUIPMENT -- 1.5%
     85   Corning, Inc.*                                                 $      976
     44   Motorola, Inc.                                                        754
     30   QUALCOMM, Inc.                                                      1,265
          -------------------------------------------------------------------------
                                                                              2,995
          -------------------------------------------------------------------------

          TOYS & GAMES -- 0.4%
     15   Hasbro, Inc.                                                          265
     30   Mattel, Inc.                                                          532
          -------------------------------------------------------------------------
                                                                                797
          -------------------------------------------------------------------------

          UTILITIES -- 2.9%
      8   Constellation Energy Group, Inc.                                      309
     16   Dominion Resources, Inc.                                            1,003
      4   Edison International                                                  113
     15   Entergy Corp.                                                         993
      8   FPL Group, Inc.                                                       537
     24   PG&E Corp.*                                                           783
     36   Pinnacle West Capital Corp.                                         1,518
      1   PPL Corp.                                                              68
     31   XCEL Energy, Inc.                                                     533
          -------------------------------------------------------------------------
                                                                              5,857
          -------------------------------------------------------------------------
          Total Common Stocks                                               200,998
          (Cost $176,843)
          -------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 0.2%

          MONEY MARKET FUND -- 0.2%
    432   JPMorgan Prime Money Market Fund (a)
          (Cost $432)                                                           432
          -------------------------------------------------------------------------

          TOTAL INVESTMENTS -- 100.0%                                    $  201,430
          (COST $177,275)
          OTHER ASSETS IN EXCESS OF
          LIABILITIES -- 0.0% ^                                                  90
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  201,520
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $201,520.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE ENHANCED INCOME FUND

PORTFOLIO OF INVESTMENTS            AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 45.6%

             PREFERRED STOCK -- 0.4%
        5    Zurich RegCaPS Funding Trust IV,
             0.00%, FRN, #
             (Cost $4,391)                                               $    4,610

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------
             STATE AND MUNICIPAL OBLIGATIONS -- 37.4%
             ARIZONA -- 0.4%
$   4,000    Northern Arizona Capital Facilities
             Finance Corp., Northern Arizona
             University Project, Student Housing,
             Ser. A, Rev., Adj., 4.00%, 08/01/33                              4,000

             ARKANSAS -- 0.4%
    4,000    Fayetteville, Arkansas, Sales & Use Tax,
             Capital Improvement, Special
             Assessment, 4.00%, 12/01/07                                      4,213

             CALIFORNIA -- 6.6%
   13,170    California Pollution Control Financing
             Authority, Ser. B, Rev., Adj.,
             2.00%, 03/01/08                                                 13,050
    2,000    California Pollution Control Financing
             Authority, Ser. D, Rev., Adj.,
             2.00%, 02/28/08                                                  1,982
   15,000    California State, Economic
             Recovery, Ser. A, GO, 5.00%, 07/01/06                           15,751
    3,000    California State, Ser. D-4, GO, Adj.,
             1.98%, 05/01/33                                                  2,996
   10,000    California Statewide Communities
             Development Authority,
             Kaiser Permanente, Ser. C, Adj., Rev.,
             3.70%, 11/01/29                                                 10,094
    6,555    California Statewide Communities
             Development Authority,
             Kaiser Permanente, Ser. F, Rev., Adj.,
             2.30%, 04/01/33                                                  6,539
   15,300    Sacramento County Sanitation District,
             Ser. A, Rev., 5.88%, 12/01/27                                   16,068
    9,000    Santa Clara County Financing Authority,
             Measure B, Transportation
             Improvement Program, Rev.,
             4.00%, 08/01/05                                                  9,147
             ----------------------------------------------------------------------
                                                                             75,627
             ----------------------------------------------------------------------

             COLORADO -- 0.8%
$   8,625    Regional Transportation District,
             Transit Vehicles, COP, Ser. A, Adj.,
             AMBAC, 2.30%, 12/01/22                                      $    8,634

             MASSACHUSETTS -- 1.0%
   10,000    Massachusetts State, CONS,
             Ser. D, GO, (p), 5.25%, 11/01/06                                10,741

             MICHIGAN -- 1.1%
    2,555    Michigan State Hospital Finance
             Authority, Trinity Health, Ser. A, Rev.,
             5.50%, 12/01/04                                                  2,562

   10,000    Michigan Strategic Fund, Dow
             Chemical Project, Rev., Adj.,
             3.80%, 06/01/14                                                 10,181
             ----------------------------------------------------------------------
                                                                             12,743
             ----------------------------------------------------------------------

             MINNESOTA -- 0.4%
    4,000    Minnesota Housing Finance Agency,
             Residential Housing, Ser. K-1, Rev.,
             2.25%, 07/01/17                                                  3,951

             MULTIPLE STATES -- 7.2%
    1,320    MBIA Capital Corp., FLOATS,
             Ser. PL-10, Rev., Adj., MBIA,
             1.86%, 01/14/16                                                  1,320
   40,425    Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-12,
             1.91%, 07/01/24                                                 40,425
   29,691    Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-34,
             1.89%, 12/01/29                                                 29,691
    9,350    Puttable Floating Option Tax-Exempt
             Receipts, FLOATS, Ser. PPT-38,
             Mode A, Adj., 1.89%, 12/01/18                                    9,350
             ----------------------------------------------------------------------
                                                                             80,786
             ----------------------------------------------------------------------

             NEW JERSEY -- 2.2%
    6,580    New Jersey Economic Development
             Authority, Cigarette Tax, Rev.,
             5.00%, 06/15/07                                                  6,989

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             NEW JERSEY -- CONTINUED
$   1,350    New Jersey Economic Development
             Authority, North Jersey Port District,
             Rev., AMBAC, 7.13%, 02/15/08                                $    1,494
   15,000    New Jersey Transportation Trust Fund
             Authority, Transportation System,
             Ser. A, Rev., MBIA, 5.00%, 12/15/07                             15,947
             ----------------------------------------------------------------------
                                                                             24,430
             ----------------------------------------------------------------------

             NEW YORK -- 6.4%
    5,000    Long Island Power Authority, Electric
             Systems, Ser. A, Rev., 4.50%, 06/01/05                           5,071
   12,750    Long Island Power Authority, Electric
             Systems, Ser. B, Rev., 5.00%, 06/01/05                          12,966
   15,000    New York City Municipal Water Finance
             Authority, Water & Sewer System,
             Ser. B, Rev., (p), FSA, 5.88%, 06/15/06                         16,020
   10,000    New York City, New York, Ser. C, GO,
             5.00%, 08/01/05                                                 10,226
   15,350    New York City, New York, Ser. G, GO,
             5.00%, 08/01/06                                                 16,059
    5,000    New York State Dormitory Authority,
             Fourth Generation, City University
             System, Ser. A, Rev., CONS,
             5.00%, 07/01/06                                                  5,241
    3,925    New York State Dormitory Authority,
             Mount Sinai School of Medicine,
             Rev., MBIA, 5.00%, 07/01/06                                      4,116
    3,750    New York State Environmental
             Facilities Corp., Solid Waste Disposal,
             Waste Management Project,
             Ser. A, Rev., Adj., 2.90%, 05/01/12                              3,747
             ----------------------------------------------------------------------
                                                                             73,446
             ----------------------------------------------------------------------

             NORTH CAROLINA -- 2.0%
   15,000    Guilford County, GO, 4.00%, 10/01/22                            15,766
    6,280    North Carolina Eastern Municipal
             Power Agency, Power System,
             Ser. B, Rev., 6.00%, 01/01/05                                    6,316
             ----------------------------------------------------------------------
                                                                             22,082
             ----------------------------------------------------------------------

             OHIO -- 0.2%
$   2,500    Ohio State Air Quality Development
             Authority, Pollution Control,
             Ohio Edison Project, Ser. C, Rev., Adj.,
             5.80%, 06/01/16                                             $    2,507

             PENNSYLVANIA -- 1.3%
    2,720    Lehigh County, Ser. C, GO, (p),
             5.65%, 05/15/06                                                  2,874
    4,455    Lehigh County, Ser. C, GO, (p),
             5.70%, 05/15/06                                                  4,711
    6,745    Pennsylvania State, Second
             Ser., GO, FGIC, 5.00%, 07/01/08                                  7,376
             ----------------------------------------------------------------------
                                                                             14,961
             ----------------------------------------------------------------------

             PUERTO RICO -- 0.3%
    2,660    Puerto Rico Highway & Transportation
             Authority, Ser. AA, Rev.,
             5.00%, 07/01/07                                                  2,844

             RHODE ISLAND -- 0.2%
    2,500    Rhode Island Housing & Mortgage
             Finance Corp., Hometown Opportunity
             Notes, Ser. 41-C, Rev., 3.38%, 11/01/05                          2,524

             SOUTH CAROLINA -- 0.6%
    6,000    South Carolina Transportation
             Infrastructure Bank, Ser. A, Rev., MBIA,
             5.00%, 10/01/10                                                  6,570

             TEXAS -- 2.4%
    9,040    Brazos River Authority, PCR, Utilities
             Electric Co., Ser. B, Rev., Adj.,
             5.05%, 06/01/30                                                  9,284
   10,000    Gulf Coast Waste Disposal Authority,
             PCR, Amoco Oil Project, Rev., Adj.,
             1.98%, 10/01/17                                                  9,993
    2,000    Lewisville, Texas, Combination Contract,
             Special Assessment, Castle Hills
             No. 3 Project, Rev., (p), 4.13%, 11/01/06                        2,083

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

             TEXAS -- CONTINUED
$   4,975    Matagorda County Navigation
             District No. 1, PCR, Central Power &
             Light Co., Ser. A, Rev., Adj,
             4.55%, 11/01/29                                             $    5,169
             ----------------------------------------------------------------------
                                                                             26,529
             ----------------------------------------------------------------------

             VIRGINIA -- 1.7%
    8,000    Louisa IDA, Solid Waste & Sewer
             Disposal, Electric & Power Co. Project,
             Ser. A, Rev., Adj., 2.30%, 03/01/31                              7,893
   10,000    Virginia Public School Authority, School
             Financing -- 1997, Ser. D, Rev.,
             5.00%, 02/01/08                                                 10,859
             ----------------------------------------------------------------------
                                                                             18,752
             ----------------------------------------------------------------------

             WEST VIRGINIA -- 0.1%
      800    Morgantown, West Virginia, Sewer
             Systems, Rev., (p), 7.25%, 06/01/05                                825

             WISCONSIN -- 2.1%
    6,250    Wisconsin Health & Educational
             Facilities Authority, Ser. 1999A, Rev., Adj.,
             4.45%, 05/01/29, # (i)                                           6,372
    3,755    Wisconsin State Health & Educational
             Facilities Authority, Hospital Charity
             Obligation Group, Ser. D, Rev., Adj., (p),
             4.90%, 11/01/05                                                  3,868
    3,075    Wisconsin State Health & Educational
             Facilities Authority, Ministry Health Care,
             Inc., Rev., 3.40%, 05/15/07                                      3,080
    5,680    Wisconsin State Health & Educational
             Facilities Authority, Ministry Health Care,
             Inc., Ser. B, Rev., 3.50%, 05/15/07                              5,750
    5,000    Wisconsin State Health & Educational
             Facilities, Adj., 1.86%, 12/31/50, # (i)                         5,000
             ----------------------------------------------------------------------
                                                                             24,070
             ----------------------------------------------------------------------
             Total State and Municipal Obligations                          420,235
             (Cost $419,818)
             ----------------------------------------------------------------------

             CORPORATE NOTES & BONDS -- 3.3%
             FINANCIAL SERVICES -- 3.3%
             Counts Trusts,
$   8,250    2.49%, 08/15/07, Ser. 2002-10, FRN, #                       $    8,318
    8,250    2.54%, 08/15/07, Ser. 2002-11, FRN, #                            8,333
    9,200    Sigma Finance, Inc.,
             2.36%, 09/15/06, MTN, FRN, #                                     9,200
   11,100    Special Purpose Accounts Receivable
             Cooperative Corp. (SPARCS),
             2.12%, 11/21/07, Ser. 2004-4, FRN, #                            11,094
             ----------------------------------------------------------------------
             Total Corporate Notes & Bonds                                   36,945
             (Cost $36,800)
             ----------------------------------------------------------------------

             RESIDENTIAL MORTGAGE BACKED SECURITIES -- 1.2%
             COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.2%
    4,343    Federal National Mortgage Association,
             2.43%, 06/25/32, Ser. 2002-36,
             Class FS, FRN                                                    4,378
      910    Government National Mortgage
             Association, 2.31%, 12/20/30,
             Ser. 2000-38, Class F, FRN                                         912
    7,756    Indymac Index Mortgage Loan Trust,
             2.37%, 09/25/34, Ser. 2004-AR7,
             Class A1, FRN                                                    7,756
             ----------------------------------------------------------------------
             Total Residential Mortgage
             Backed Securities                                               13,046
             (Cost $13,010)
             ----------------------------------------------------------------------

             ASSET BACKED SECURITIES -- 3.3%
    2,155    CARSS Finance LP (Cayman Islands),
             2.82%, 01/15/11, Ser. 2004-A,
             Class B2, FRN, #                                                 2,155
   28,050    Capital One Multi-Asset Execution Trust,
             3.12%, 12/15/10, Ser. 2003-A, FRN, #                            28,997
    6,200    Countrywide Asset-Backed Certificates,
             2.43%, 02/25/34, Ser. 2004-BC1,
             Class M1, FRN                                                    6,200
             ----------------------------------------------------------------------
             Total Asset Backed Securities                                   37,352
             (Cost $37,220)
             ----------------------------------------------------------------------
             Total Long-Term Investments                                    512,188
             (Cost $511,239)
             ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 56.4%

             STATE AND MUNICIPAL OBLIGATIONS -- 45.9%
             ALABAMA -- 2.1%
$  13,800    Alabama Higher Education Loan Corp.,
             Ser. A, Rev., FRDO, MBIA,
             1.78%, 11/23/04                                             $   13,800
   10,000    Jefferson County, Sewer, Ser. C-8, Rev.,
             FRDO, FGIC, 1.65%, 11/18/04                                     10,000
             ----------------------------------------------------------------------
                                                                             23,800
             ----------------------------------------------------------------------

             ARIZONA -- 2.0%
   15,800    Arizona Educational Loan Marketing
             Corp., RAMS, Sub Ser. B, Rev., FRDO,
             1.80%, 11/18/04                                                 15,800
    6,575    Scottsdale IDA, Hospital, Scottsdale
             Healthcare, Ser. A, Rev., FRDO, AMBAC,
             1.64%, 11/19/04                                                  6,575
             ----------------------------------------------------------------------
                                                                             22,375
             ----------------------------------------------------------------------

             CALIFORNIA -- 3.1%
   14,900    California State, Ser. D-1, GO, FRDO,
             1.95%, 02/10/05                                                 14,878
    1,000    Chela Financial USA, Inc., California
             Student Loan, ACES, Senior Ser. C-4,
             Rev., FRDO, 1.98%, 11/23/04                                      1,000
   12,850    Chela Financial USA, Inc., California
             Student Loan, Senior Ser. A-2, Rev.,
             FRDO, 1.68%, 11/12/04                                           12,850
    5,500    Student Education Loan Marketing
             Corp., Sub Ser. IV-C-1, Rev., FRDO,
             1.85%, 11/26/04                                                  5,500
             ----------------------------------------------------------------------
                                                                             34,228
             ----------------------------------------------------------------------

             COLORADO -- 0.7%
    2,850    Arapahoe County, Capital Improvement,
             Federal Highway, Ser. E-470, Rev., (p),
             0.00%, 08/31/05                                                  1,364
      350    Colorado Housing & Finance Authority,
             Multi-Family Housing, Class 1-B1, Rev.,
             FRDO, 1.84%, 11/03/04                                              350
      800    Colorado Housing & Finance Authority,
             Ser. AA-3, Class I, Rev., FRDO,
             1.75%, 11/03/04                                                    800
$   5,400    Colorado Student Obligation Bond
             Authority, Student Loan, Ser. VII-A1,
             Rev., FRDO, 1.78%, 11/26/04                                 $    5,400
             ----------------------------------------------------------------------
                                                                              7,914
             ----------------------------------------------------------------------

             CONNECTICUT -- 0.9%
   10,000    Connecticut State, Economic Recovery,
             Ser. A, GO, FRDO, FSA, 1.55%, 11/04/04                          10,000

             DISTRICT OF COLUMBIA -- 7.2%
   33,650    District of Columbia, Georgetown
             University, Ser. C, Rev., FRDO, MBIA,
             1.70%, 11/26/04                                                 33,650
   14,975    District of Columbia, Ser. A-1, GO,
             FRDO, MBIA, 1.60%, 11/18/04                                     14,975
    3,075    District of Columbia, Ser. A-2, GO,
             FRDO, MBIA, 1.90%, 04/07/05                                      3,075
   18,200    District of Columbia, Ser. B-2, GO,
             FRDO, MBIA, 1.58%, 11/16/04                                     18,200
   11,500    District of Columbia, Tranche 2,
             Ser. A, Rev., Adj., FSA, 1.20%, 11/02/04                        11,500
             ----------------------------------------------------------------------
                                                                             81,400
             ----------------------------------------------------------------------

             FLORIDA -- 2.6%
   16,335    Florida Educational Loan Marketing
             Corp., RAMS, Ser. D-2, Rev., FRDO,
             1.87%, 11/26/04                                                 16,335
   12,560    Miami-Dade County School Board,
             COP, Ser. B, FRDO, AMBAC,
             1.67%, 11/19/04                                                 12,560
             ----------------------------------------------------------------------
                                                                             28,895
             ----------------------------------------------------------------------

             GEORGIA -- 0.3%
    2,900    Fulton County Development Authority,
             Lovett School Project, Rev., FRDO,
             1.77%, 11/03/04                                                  2,900

             ILLINOIS -- 0.5%
    4,300    Galesburg, Illinois, Knox College
             Project, Rev., FRDO, 1.85%, 11/04/04                             4,300

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

             ILLINOIS -- CONTINUED
$   1,700    Illinois Health Facilities Authority,
             Lifelink Corp. Obligation Group,
             Ser. B, Rev., (p), 8.00%, 02/15/05                          $    1,729
             ----------------------------------------------------------------------
                                                                              6,029
             ----------------------------------------------------------------------

             KENTUCKY -- 1.0%
    1,000    Ashland, Kentucky, PCR, 7&7 -- Ashland
             Oil, Inc. Project, Rev., FRDO,
             1.71%, 11/04/04                                                  1,000
   10,000    Kenton County Airport Board, Special
             Facilities, Airis Cincinnatti LLC,
             Ser. A, Rev., FRDO, 1.86%, 11/04/04                             10,000
             ----------------------------------------------------------------------
                                                                             11,000
             ----------------------------------------------------------------------

             MAINE -- 0.1%
    1,500    Maine Veterans Homes, Rev., (p),
             7.75%, 10/01/05                                                  1,609

             MARYLAND -- 3.0%
   33,500    Baltimore, Maryland, Public
             Improvement, Ser. A, GO, CONS,
             FRDO, FSA, 1.65%, 11/24/04                                      33,500

             MASSACHUSETTS -- 4.5%
   18,700    Massachusetts Development Finance
             Agency, Babson College, Ser. A, Rev.,
             FRDO, MBIA, 1.75%, 11/18/04                                     18,700
   31,650    Massachusetts Health & Educational
             Facilities Authority, Northeastern
             University, Ser. N, Rev., FRDO, MBIA,
             1.71%, 11/18/04                                                 31,650
             ----------------------------------------------------------------------
                                                                             50,350
             ----------------------------------------------------------------------

             MICHIGAN -- 0.5%
    5,600    Central Michigan University, Ser. B, Rev.,
             FRDO, FGIC, 1.70%, 11/23/04                                      5,600

             MISSISSIPPI -- 1.7%
   10,000    Mississippi Higher Education Assistance
             Corp., Student Loan, Ser. B, Rev.,
             FRDO, 1.78%, 11/23/04                                           10,000
$   9,050    Mississippi State, Nissan Project,
             Ser. C, GO, FRDO, FGIC,
             1.60%, 11/17/04                                             $    9,050
             ----------------------------------------------------------------------
                                                                             19,050
             ----------------------------------------------------------------------

             MISSOURI -- 2.8%
   21,900    Missouri State Health & Educational
             Facilities Authority, Ascension Health,
             Ser. C-1, Rev., FRDO, 1.70%, 11/17/04                           21,900
   10,000    Missouri State Health & Educational
             Facilities Authority, Mercy Health
             Systems, Ser. B, Rev., FRDO, AMBAC,
             1.65%, 11/10/04                                                 10,000
             ----------------------------------------------------------------------
                                                                             31,900
             ----------------------------------------------------------------------

             MONTANA -- 1.7%
    7,900    Montana Higher Education Student
             Assistance Corp., Student Loan,
             Senior Ser. A, Rev., FRDO,
             1.70%, 11/18/04                                                  7,900
   11,600    Montana Higher Education Student
             Assistance Corp., Student Loan,
             Senior Ser. A, Rev., FRDO,
             1.75%, 11/19/04                                                 11,600
             ----------------------------------------------------------------------
                                                                             19,500
             ----------------------------------------------------------------------

             NEW YORK -- 2.1%
   13,425    New York City IDA, Special Facilities,
             FLOATS, Ser. 921, Rev., FRDO,
             1.96%, 11/04/04                                                 13,425
        1    New York State Environmental Facilities
             Corp., Clean Water & Drinking, FLOATS,
             Ser. 731, Rev., FRDO, 1.78%, 11/04/04                                1
   10,600    New York State Energy Research &
             Development Authority, Consolidated
             Edison Co., Sub Ser. A-2, Rev., FRDO,
             AMBAC, 1.55%, 11/17/04                                          10,600
             ----------------------------------------------------------------------
                                                                             24,026
             ----------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT       ISSUER                                                           VALUE
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED

             NORTH CAROLINA -- 2.0%
$   5,000    Wake County Industrial Facilities &
             Pollution Control Financing Authority,
             Carolina Power & Light, Ser. A, Rev.,
             FRDO, AMBAC, 1.50%, 11/17/04                                $    5,000
   17,475    Wake County Industrial Facilities &
             Pollution Control Financing Authority,
             Ser. G, Rev., FRDO, AMBAC,
             1.55%, 11/26/04                                                 17,475
             ----------------------------------------------------------------------
                                                                             22,475
             ----------------------------------------------------------------------

             NORTH DAKOTA -- 0.2%
    2,000    Underwood, North Dakota, PCR,
             Cooperative Power Association Project,
             Ser. A, Rev., FRDO, 1.67%, 11/03/04                              2,000

             OHIO -- 1.6%
   17,400    Student Loan Funding Corp., Cincinnati,
             Ohio, Senior Ser. A-7, Rev., FRDO,
             1.70%, 11/12/04                                                 17,400

             OREGON -- 0.2%
    1,700    Portland, Oregon, Sewer Systems,
             Second Lien, Ser. B-1, Rev.,
             FRDO, MBIA, 1.60%, 11/26/04                                      1,700

             PENNSYLVANIA -- 0.2%
    2,000    ABN AMRO Munitops Certificate Trust,
             Ser. 1999-16, Class V, FRDO, MBIA,
             1.79%, 11/03/04                                                  2,000

             RHODE ISLAND -- 0.5%
    5,500    Rhode Island Student Loan Authority,
             ACES, Ser. 1, Rev., FRDO, AMBAC,
             1.70%, 11/17/04                                                  5,500

             SOUTH CAROLINA -- 1.1%
    8,200    Greenville Hospital Systems,
             Ser. C, Rev., FRDO, AMBAC,
             1.58%, 11/19/04                                                  8,200
    4,500    South Carolina State Education
             Assistance Authority, Rev., FRDO,
             1.77%, 11/19/04                                                  4,500
             ----------------------------------------------------------------------
                                                                             12,700
             ----------------------------------------------------------------------

             TENNESSEE -- 0.5%
$   5,125    Blount County Public Building
             Authority, Local Government Public
             Improvement, Ser. C-1-A, Rev., FRDO,
             1.80%, 11/26/04                                             $    5,125

             TEXAS -- 1.6%
    7,500    Brazos Higher Education Authority,
             ACES, Senior Lien, Ser. A-3, Rev.,
             FRDO, 1.75%, 11/18/04                                            7,500
   10,200    South Texas Higher Education Authority,
             Ser. A-1, Rev., FRDO, MBIA,
             1.76%, 11/19/04                                                 10,200
             ----------------------------------------------------------------------
                                                                             17,700
             ----------------------------------------------------------------------

             WASHINGTON -- 0.7%
    7,995    Washington State, Ser. 96-A, GO, (p),
             FGIC, 5.75%, 07/01/05                                            8,203

             WYOMING -- 0.5%
    5,800    Wyoming Student Loan Corp., ACES,
             Ser. B, Rev., FRDO, 1.76%, 11/17/04                              5,800
             ----------------------------------------------------------------------
             Total State and Municipal Obligations                          514,679
             (Cost $514,856)
             ----------------------------------------------------------------------

             U.S. TREASURY SECURITY -- 0.0% ^
      400    U.S. Treasury Bill, 1.82%, 01/13/05, @ +                           399
             (Cost $399)

SHARES
-----------------------------------------------------------------------------------
             MONEY MARKET FUND -- 10.5%
  117,497    JPMorgan Tax Free Money Market
             Fund (a)                                                       117,497
             (Cost $117,497)
             ----------------------------------------------------------------------
             Total Short-Term Investments                                   632,575
             (Cost $632,752)
             ----------------------------------------------------------------------

             TOTAL INVESTMENTS -- 102.0%                                $ 1,144,763
             (COST $1,143,991)
             LIABILITIES IN EXCESS OF OTHER
             ASSETS -- (2.0)%                                               (22,745)
             ----------------------------------------------------------------------
             NET ASSETS -- 100.0%                                       $ 1,122,018
             ----------------------------------------------------------------------

             Percentages indicated are based on net assets of $1,122,018.

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                   NOTIONAL              UNREALIZED
NUMBER OF                                                                          VALUE AT            APPRECIATION
CONTRACTS    DESCRIPTION                                   EXPIRATION DATE    10/31/04 (USD)   (DEPRECIATION) (USD)
-------------------------------------------------------------------------------------------------------------------
             SHORT FUTURES OUTSTANDING
(530)        5 Year Treasury Notes                         December, 2004        $   (59,029)                 $  60

SWAP CONTRACTS

                                                                                  UNDERLYING             UNREALIZED
                                                                                    NOTIONAL           APPRECIATION
DESCRIPTIONS                                               EXPIRATION DATE             VALUE         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
Swap -- rate lock with Citibank N.A., on 6M USD --
BMA rate Swap less 3.256%, the Fund pays positive,
receives negative.                                                05/01/09       $    40,000             $   (1,306)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS              AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 99.2%

          COMMON STOCKS -- 99.2%

          ADVERTISING -- 1.0%
     17   Getty Images, Inc.*                                            $    1,017
     25   Lamar Advertising Co., Class A*                                     1,036
          -------------------------------------------------------------------------
                                                                              2,053
          -------------------------------------------------------------------------

          AEROSPACE -- 1.0%
     13   General Dynamics Corp.                                              1,317
     13   Lockheed Martin Corp.                                                 689
          -------------------------------------------------------------------------
                                                                              2,006
          -------------------------------------------------------------------------

          BIOTECHNOLOGY -- 2.8%
     20   Amgen, Inc.*                                                        1,147
     27   Biogen Idec, Inc.*                                                  1,570
     33   Genentech, Inc.*                                                    1,498
     45   Medimmune, Inc.*                                                    1,268
          -------------------------------------------------------------------------
                                                                              5,483
          -------------------------------------------------------------------------

          BROADCASTING/CABLE -- 0.6%
     38   EchoStar Communications Corp., Class A*                             1,211

          BUSINESS SERVICES -- 6.6%
     65   Accenture LTD (Bermuda), Class A*                                   1,562
     46   Affiliated Computer Services, Inc., Class A*                        2,503
     46   Apollo Group, Inc., Class A*                                        3,042
     45   Automatic Data Processing, Inc.                                     1,970
     27   ChoicePoint, Inc.*                                                  1,128
     25   Cintas Corp.                                                        1,066
     23   Robert Half International, Inc.                                       597
     47   SunGard Data Systems, Inc.*                                         1,240
          -------------------------------------------------------------------------
                                                                             13,108
          -------------------------------------------------------------------------

          CHEMICALS -- 0.6%
     31   Praxair, Inc.                                                       1,287

          COMPUTER NETWORKS -- 3.7%
    298   Cisco Systems, Inc.*                                                5,729
     59   Juniper Networks, Inc.*                                             1,567
          -------------------------------------------------------------------------
                                                                              7,296
          -------------------------------------------------------------------------

          COMPUTER SOFTWARE -- 6.2%
     24   Intuit, Inc.*                                                       1,070
    285   Microsoft Corp.                                                     7,975
    118   Oracle Corp.*                                                       1,494
     40   Red Hat, Inc.*                                                 $      511
     31   SAP AG (Germany), ADR                                               1,309
          -------------------------------------------------------------------------
                                                                             12,359
          -------------------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 3.0%
    130   Dell, Inc.*                                                         4,543
     10   Research In Motion LTD (Canada)*                                      847
     12   Zebra Technologies Corp., Class A*                                    631
          -------------------------------------------------------------------------
                                                                              6,021
          -------------------------------------------------------------------------

          CONSUMER PRODUCTS -- 3.8%
    107   Procter & Gamble Co.                                                5,451
     51   The Gillette Co.                                                    2,132
          -------------------------------------------------------------------------
                                                                              7,583
          -------------------------------------------------------------------------

          CONSUMER SERVICES -- 0.6%
     48   Education Management Corp.*                                         1,279

          DIVERSIFIED -- 2.8%
     92   General Electric Co.                                                3,126
     78   Tyco International LTD (Bermuda)                                    2,414
          -------------------------------------------------------------------------
                                                                              5,540
          -------------------------------------------------------------------------

          ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.5%
     70   PerkinElmer, Inc.                                                   1,438
    100   Symbol Technologies, Inc.                                           1,466
          -------------------------------------------------------------------------
                                                                              2,904
          -------------------------------------------------------------------------

          ENTERTAINMENT/LEISURE -- 1.2%
     34   Carnival Corp.                                                      1,714
     21   International Game Technology                                         697
          -------------------------------------------------------------------------
                                                                              2,411
          -------------------------------------------------------------------------

          FINANCIAL SERVICES -- 5.4%
      9   Chicago Mercantile Exchange                                         1,666
     12   Countrywide Financial Corp.                                           383
     45   Freddie Mac                                                         2,977
     14   Legg Mason, Inc.                                                      914
     45   Morgan Stanley                                                      2,279
    179   The Charles Schwab Corp.                                            1,639
     17   The First Marblehead Corp.*                                           895
          -------------------------------------------------------------------------
                                                                             10,753
          -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          FOOD/BEVERAGE PRODUCTS -- 4.4%
     49   PepsiCo, Inc.                                                  $    2,415
     61   Sysco Corp.                                                         1,965
    108   The Coca-Cola Co.                                                   4,395
          -------------------------------------------------------------------------
                                                                              8,775
          -------------------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 5.9%
     54   Baxter International, Inc.                                          1,661
     46   Boston Scientific Corp.*                                            1,627
     35   Cytyc Corp.*                                                          903
     41   Guidant Corp.                                                       2,738
     51   Laboratory Corp. of America Holdings*                               2,350
     33   UnitedHealth Group, Inc.                                            2,396
          -------------------------------------------------------------------------
                                                                             11,675
          -------------------------------------------------------------------------

          INSURANCE -- 2.3%
     16   AMBAC Financial Group, Inc.                                         1,210
     48   American International Group, Inc.                                  2,914
     15   Willis Group Holdings LTD (United Kingdom)                            543
          -------------------------------------------------------------------------
                                                                              4,667
          -------------------------------------------------------------------------

          INTERNET SERVICES/SOFTWARE -- 3.7%
     24   eBay, Inc.*                                                         2,372
      4   Google, Inc., Class A*                                                749
     41   VeriSign, Inc.*                                                     1,087
     85   Yahoo!, Inc.*                                                       3,058
          -------------------------------------------------------------------------
                                                                              7,266
          -------------------------------------------------------------------------

          MULTI-MEDIA -- 2.2%
    212   Liberty Media Corp., Class A*                                       1,892
     16   The E.W. Scripps Co., Class A                                         778
     45   Viacom, Inc., Class B                                               1,638
          -------------------------------------------------------------------------
                                                                              4,308
          -------------------------------------------------------------------------

          OFFICE/BUSINESS EQUIPMENT -- 0.5%
     70   Xerox Corp.*                                                        1,031

          OIL & GAS -- 2.6%
     29   Anadarko Petroleum Corp.                                            1,936
     21   Schlumberger LTD                                                    1,290
     32   Smith International, Inc.*                                          1,859
          -------------------------------------------------------------------------
                                                                              5,085
          -------------------------------------------------------------------------

          PHARMACEUTICALS -- 12.5%
     46   Eli Lilly & Co.                                                $    2,509
     37   Forest Laboratories, Inc.*                                          1,646
     14   ImClone Systems, Inc.*                                                604
    128   Johnson & Johnson                                                   7,450
     35   Merck & Co., Inc.                                                   1,096
     16   OSI Pharmaceuticals, Inc.*                                          1,040
    254   Pfizer, Inc.                                                        7,362
     99   Schering-Plough Corp.                                               1,798
     30   Sepracor, Inc.*                                                     1,382
          -------------------------------------------------------------------------
                                                                             24,887
          -------------------------------------------------------------------------

          RESTAURANTS/FOOD SERVICES -- 0.5%
     20   P.F. Chang's China Bistro, Inc.*                                    1,022

          RETAILING -- 11.5%
     36   CDW Corp.                                                           2,239
     29   CVS Corp.                                                           1,243
    139   Home Depot, Inc.                                                    5,705
     41   IAC/InterActiveCorp*                                                  891
     55   MSC Industrial Direct Co., Class A                                  1,864
     67   Staples, Inc.                                                       1,978
     63   Target Corp.                                                        3,146
     68   The Gap, Inc.                                                       1,351
     82   Wal-Mart Stores, Inc.                                               4,438
          -------------------------------------------------------------------------
                                                                             22,855
          -------------------------------------------------------------------------

          SEMI-CONDUCTORS -- 5.3%
     77   Altera Corp.*                                                       1,746
     48   Analog Devices, Inc.                                                1,932
     68   Applied Materials, Inc.*                                            1,093
    192   Intel Corp.                                                         4,269
     40   Linear Technology Corp.                                             1,527
          -------------------------------------------------------------------------
                                                                             10,567
          -------------------------------------------------------------------------

          SHIPPING/TRANSPORTATION -- 0.9%
     24   United Parcel Service, Inc., Class B                                1,861

          STEEL -- 0.5%
     25   United States Steel Corp.                                             903

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          TELECOMMUNICATIONS -- 2.7%
    147   Crown Castle International Corp.*                              $    2,247
     73   Nextel Communications, Inc., Class A*                               1,936
     57   Sprint Corp. -- FON Group                                           1,203
          -------------------------------------------------------------------------
                                                                              5,386
          -------------------------------------------------------------------------

          TELECOMMUNICATIONS EQUIPMENT -- 2.9%
    116   Corning, Inc.*                                                      1,330
    106   Motorola, Inc.                                                      1,824
     63   QUALCOMM, Inc.                                                      2,652
          -------------------------------------------------------------------------
                                                                              5,806
          -------------------------------------------------------------------------
          Total Common Stocks                                               197,388
          (Cost $178,537)
          -------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.2%

          MONEY MARKET FUND -- 1.2%
  2,451   JPMorgan Prime Money Market Fund (a)                           $    2,451
          (Cost $2,451)
          -------------------------------------------------------------------------

          TOTAL INVESTMENTS -- 100.4%                                    $  199,839
          (COST $180,988)
          LIABILITIES IN EXCESS OF OTHER
          ASSETS -- (0.4)%                                                     (867)
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  198,972
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $198,972.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS              AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.3%

          COMMON STOCKS -- 98.3%

          AEROSPACE -- 2.1%
    314   Raytheon Co.                                                   $   11,458

          APPAREL -- 1.5%
    236   Jones Apparel Group, Inc.                                           8,338

          AUTOMOTIVE -- 1.9%
    176   Johnson Controls, Inc.                                             10,105

          BANKING -- 9.1%
    382   Bank of America Corp.                                              17,092
    204   North Fork Bancorporation, Inc.                                     8,979
    241   The Bank of New York Co., Inc.                                      7,836
    245   U.S. Bancorp                                                        7,009
    133   Wells Fargo & Co.                                                   7,955
          -------------------------------------------------------------------------
                                                                             48,871
          -------------------------------------------------------------------------

          BUSINESS SERVICES -- 2.1%
    459   Accenture LTD (Bermuda), Class A*                                  11,103

          CHEMICALS -- 2.0%
    251   Praxair, Inc.                                                      10,601

          COMPUTER SOFTWARE -- 0.6%
    149   VERITAS Software Corp.*                                             3,267

          COMPUTERS/COMPUTER HARDWARE -- 1.5%
    435   Hewlett-Packard Co.                                                 8,125

          CONSTRUCTION MATERIALS -- 2.6%
    309   American Standard Companies, Inc.*                                 11,285
     60   Lafarge North America, Inc.                                         2,916
          -------------------------------------------------------------------------
                                                                             14,201
          -------------------------------------------------------------------------

          CONSUMER PRODUCTS -- 1.7%
    188   Altria Group, Inc.                                                  9,111

          DIVERSIFIED -- 7.4%
    777   General Electric Co.                                               26,525
    424   Tyco International LTD (Bermuda)                                   13,211
          -------------------------------------------------------------------------
                                                                             39,736
          -------------------------------------------------------------------------

          FINANCIAL SERVICES -- 12.5%
    199   CIT Group, Inc.                                                $    8,048
    549   Citigroup, Inc.                                                    24,351
    133   Freddie Mac                                                         8,831
    137   Goldman Sachs Group, Inc.                                          13,498
    154   Merrill Lynch & Co., Inc.                                           8,318
    126   Washington Mutual, Inc.                                             4,881
          -------------------------------------------------------------------------
                                                                             67,927
          -------------------------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 2.5%
    235   Kraft Foods, Inc., Class A                                          7,815
    133   The Coca-Cola Co.                                                   5,387
          -------------------------------------------------------------------------
                                                                             13,202
          -------------------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 1.4%
     71   Boston Scientific Corp.*                                            2,499
    138   HCA, Inc.                                                           5,051
          -------------------------------------------------------------------------
                                                                              7,550
          -------------------------------------------------------------------------

          INSURANCE -- 7.0%
    160   AMBAC Financial Group, Inc.                                        12,506
    238   RenaissanceRe Holdings LTD (Bermuda)                               11,143
    141   Torchmark Corp.                                                     7,638
    183   Willis Group Holdings LTD
          (United Kingdom)                                                    6,593
          -------------------------------------------------------------------------
                                                                             37,880
          -------------------------------------------------------------------------

          MANUFACTURING -- 1.9%
    177   Honeywell International, Inc.                                       5,951
    182   Timken Co.                                                          4,363
          -------------------------------------------------------------------------
                                                                             10,314
          -------------------------------------------------------------------------

          METALS/MINING -- 1.7%
    278   Alcoa, Inc.                                                         9,038

          MULTI-MEDIA -- 4.8%
    177   Comcast Corp., Special Class A*                                     5,128
    133   Gannett Co., Inc.                                                  11,057
    261   Viacom, Inc., Class B                                               9,517
          -------------------------------------------------------------------------
                                                                             25,702
          -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          OIL & GAS -- 11.0%
    211   ChevronTexaco Corp.                                            $   11,211
    161   ConocoPhillips                                                     13,565
     81   Devon Energy Corp.                                                  5,955
    485   Exxon Mobil Corp.                                                  23,887
    168   GlobalSantaFe Corp.                                                 4,959
          -------------------------------------------------------------------------
                                                                             59,577
          -------------------------------------------------------------------------

          PACKAGING -- 1.0%
    310   Smurfit-Stone Container Corp.*                                      5,373

          PHARMACEUTICALS -- 4.2%
    126   GlaxoSmithKline PLC
          (United Kingdom), ADR                                               5,334
    148   Johnson & Johnson                                                   8,629
     95   Pfizer, Inc.                                                        2,750
    145   Wyeth                                                               5,740
          -------------------------------------------------------------------------
                                                                             22,453
          -------------------------------------------------------------------------

          REAL ESTATE INVESTMENT TRUST -- 1.1%
    170   Archstone-Smith Trust                                               5,687

          RESTAURANTS/FOOD SERVICES -- 1.7%
    318   McDonald's Corp.                                                    9,261

          RETAILING -- 4.9%
     67   AutoZone, Inc.*                                                     5,465
    166   CVS Corp.                                                           7,206
    287   Safeway, Inc.*                                                      5,242
    343   The TJX Companies, Inc.                                             8,218
          -------------------------------------------------------------------------
                                                                             26,131
          -------------------------------------------------------------------------

          TELECOMMUNICATIONS -- 4.4%
    333   SBC Communications, Inc.                                       $    8,419
    394   Verizon Communications, Inc.                                       15,398
          -------------------------------------------------------------------------
                                                                             23,817
          -------------------------------------------------------------------------

          TEXTILES -- 1.1%
     70   Mohawk Industries, Inc.*                                            5,939

          UTILITIES -- 4.6%
     92   Entergy Corp.                                                       6,000
    116   FPL Group, Inc.                                                     7,992
    209   PPL Corp.                                                          10,858
          -------------------------------------------------------------------------
                                                                             24,850
          -------------------------------------------------------------------------
          Total Common Stocks                                               529,617
          (Cost $479,915)

SHORT-TERM INVESTMENT -- 3.2%

          MONEY MARKET FUND -- 3.2%
 17,260   JPMorgan Prime Money Market Fund (a)                               17,260
          (Cost $17,260)
          TOTAL INVESTMENTS -- 101.5%                                    $  546,877
          (COST $497,175)
          LIABILITIES IN EXCESS OF OTHER
          ASSETS -- (1.5)%                                                   (8,124)
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  538,753
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $538,753.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND

PORTFOLIO OF INVESTMENTS                 AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 97.2%

          PREFERRED STOCKS -- 0.5%

          FINANCIAL SERVICES -- 0.5%
      3   Pinto Totta International Finance,
          7.77%, FRN, #                                                  $    3,808
          (Cost $3,903)

PRINCIPAL
AMOUNT
-----------------------------------------------------------------------------------
          U.S. TREASURY SECURITY -- 0.1%
          UNITED STATES -- 0.1%

$   400   U.S. Treasury Notes & Bonds,
          2.00%, 08/31/05 @                                                     399
          (Cost $401)

          STATE AND MUNICIPAL OBLIGATIONS -- 82.5%
          ARIZONA -- 1.5%
  1,500   Maricopa County Pollution
          Control Corp., PCR, Southern
          California Edison Co., Ser. A, Rev., Adj.,
          2.90%, 06/01/35                                                     1,477
  1,000   Maricopa County School
          District No. 6-Washington
          Elementary, Ser. B, GO,
          7.10%, 07/01/06                                                     1,080
  7,300   Maricopa County Unified School
          District No. 97-Deer Valley, GO, FGIC,
          5.00%, 07/01/10                                                     8,086
          -------------------------------------------------------------------------
                                                                             10,643
          -------------------------------------------------------------------------

          CALIFORNIA -- 7.3%
  5,000   California Pollution Control Financing
          Authority, Ser. D, Rev., Adj.,
          2.00%, 02/28/08                                                     4,955
  7,000   California State Department of
          Water Resources, Power Supply,
          Ser. A, Rev., MBIA, 5.25%, 05/01/10                                 7,840
  5,000   California State, Economic Recovery,
          Ser. B, GO, Adj., 5.00%, 07/01/23                                   5,365
 10,000   California State, Economic Recovery,
          Ser. B, GO, Adj., 5.00%, 07/01/23                                  10,902
  1,000   California State, GO, 7.00%, 08/01/07                               1,123
  3,500   California Statewide Communities
          Development Authority, Kaiser
          Permanente, Ser. F, Rev., Adj.,
          2.30%, 04/01/33                                                     3,492
$ 5,000   California Statewide Communities
          Development Authority,
          Kaiser Permanente, Ser. G, Rev., Adj.,
          2.30%, 04/01/34                                                $    4,988
  1,000   Central Valley School District
          Financing Authority,
          Ser. A, Rev., MBIA, 6.20%, 02/01/10                                 1,163
  6,365   Los Angeles Unified School District,
          Election 2004, Ser. A, GO, MBIA,
          5.00%, 07/01/07                                                     6,856
  3,500   Sacramento County Sanitation District,
          Ser. A, Rev., 5.88%, 12/01/27                                       3,676
  1,000   Santa Clara County Financing Authority,
          Measure B, Transportation Improvement
          Program, Rev., 4.00%, 08/01/05                                      1,016
          -------------------------------------------------------------------------
                                                                             51,376
          -------------------------------------------------------------------------

          COLORADO -- 1.6%
  5,000   Colorado Department of Transportation,
          RAN, AMBAC, 5.75%, 06/15/07                                         5,481
  2,500   Colorado Health Facilities Authority,
          Evangelical Lutheran, Ser. B, Rev, Adj,
          3.75%, 06/01/34                                                     2,519
  3,040   Regional Transportation District,
          Transit Vehicles, COP,
          Ser. A, Adj., AMBAC, 2.30%, 12/01/22                                3,043
          -------------------------------------------------------------------------
                                                                             11,043
          -------------------------------------------------------------------------
          CONNECTICUT -- 0.8%
  2,000   Connecticut Resource Recovery
          Authority, American Ref-Fuel Co.,
          Ser. A, Rev., MBIA, 5.50%, 11/15/05                                 2,067
  3,500   Connecticut State Development
          Authority, PCR, Ser. A, Rev., Adj., AMBAC,
          3.35%, 05/01/31                                                     3,546
          -------------------------------------------------------------------------
                                                                              5,613
          -------------------------------------------------------------------------

          FLORIDA -- 2.4%
  1,000   Escambia County Health Facilities
          Authority, Ascension Health Credit,
          Ser. A, Rev., 5.00%, 11/15/06                                       1,057

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          FLORIDA -- CONTINUED
$ 1,855   Escambia County Health Facilities
          Authority, Ascension Health Credit,
          Ser. A-1, Rev., (p), AMBAC,
          5.75%, 11/15/09                                                $    2,128
  4,400   Florida State Turnpike Authority,
          Department of Transportation,
          Ser. A, Rev., FSA, 5.25%, 07/01/08                                  4,843
  8,200   Reedy Creek Improvement District,
          Florida Utilities, Ser. 2, Rev., MBIA,
          5.25%, 10/01/11                                                     9,257
          -------------------------------------------------------------------------
                                                                             17,285
          -------------------------------------------------------------------------

          GEORGIA -- 2.9%
  1,680   Fulco Hospital Authority, Health Systems,
          Catholic Health East, Ser. A,
          Rev., RAC, MBIA, 5.50%, 11/15/08                                    1,877
  7,000   Georgia State Road & Tollway Authority,
          Governors Transportation Choices, Rev.,
          5.00%, 03/01/08                                                     7,616
 10,195   Private Colleges & Universities Authority,
          Emory University, Ser. A, Rev.,
          5.00%, 09/01/09                                                    11,256
          -------------------------------------------------------------------------
                                                                             20,749
          -------------------------------------------------------------------------

          ILLINOIS -- 2.5%
  2,625   Chicago, Illinois, Tax Increment, Pilsen
          Redevelopment, Ser. A, Tax Allocation,
          AMBAC, 4.35%, 06/01/13                                              2,665
  1,015   Grundy County School District
          No. 54 Morris, Ser. A, GO, AMBAC,
          5.50%, 12/01/08                                                     1,137
  4,000   Illinois Development Finance Authority,
          Gas Supply, Peoples Gas Light & Coke,
          Ser. B, Rev., Adj., AMBAC,
          3.05%, 02/01/33                                                     4,064
  2,500   Illinois Development Finance Authority,
          PCR, Illinois Power Company Project,
          Ser. A, Rev., (p), 7.38%, 07/01/06                                  2,761
  1,350   Illinois Health Facilities Authority,
          University of Chicago Hospital System,
          Rev., MBIA, 5.00%, 08/15/07                                         1,450
  5,500   Illinois State, GO, FGIC, 5.13%, 12/01/10                           5,809
          -------------------------------------------------------------------------
                                                                             17,886
          -------------------------------------------------------------------------

          INDIANA -- 0.7%
$ 3,300   Indiana Transportation Finance Authority,
          Airport Facilities Lease, Ser. A, Rev.,
          AMBAC, 6.00%, 11/01/06                                         $    3,546
  1,010   St. Joseph County Hospital Authority,
          Health System, Ser. A, Rev.,
          MBIA, 5.50%, 08/15/08                                               1,116
          -------------------------------------------------------------------------
                                                                              4,662
          -------------------------------------------------------------------------

          IOWA -- 0.3%
  1,895   Iowa Finance Authority, Hospital Facility,
          Health System, Ser. A, Rev., MBIA,
          5.25%, 07/01/07                                                     2,025

          KENTUCKY -- 0.1%
    825   Owensboro, Kentucky, Electric
          Light & Power, Rev., (p), 6.85%, 01/01/08                             888

          MARYLAND -- 7.3%
  2,000   Maryland State Health & Higher
          Educational Facilities Authority,
          Johns Hopkins Hospital, Ser. A,
          Rev., 4.50%, 08/01/05                                               2,037
 11,525   Maryland State, State and Local Facilities,
          Second Series, GO, 5.00%, 08/01/07                                 12,444
  4,000   Northeast Waste Disposal Authority,
          Resource Recovery Revenue, Solid Waste,
          Montgomery County Resource Recovery
          Project, Ser. A, Rev., 6.00%, 07/01/07                              4,300
  5,410   Northeast Waste Disposal Authority,
          Resource Recovery Revenue, Solid Waste,
          Rev., AMBAC, 5.25%, 04/01/09                                        5,877
 12,440   University System of Maryland,
          Auxiliary Facilities & Tuition, Ser. A, Rev.,
          5.00%, 04/01/08                                                    13,530
 11,905   Washington Suburban Sanitation District,
          General Construction, GO,
          5.00%, 06/01/11                                                    13,323
          -------------------------------------------------------------------------
                                                                             51,511
          -------------------------------------------------------------------------

          MASSACHUSETTS -- 1.3%
  5,000   Massachusetts State, CONS,
          Ser. B, GO, (p), 6.00%, 06/01/10                                    5,796
  3,365   Massachusetts State, CONS,
          Ser. D, GO, (p), 5.25%, 11/01/06                                    3,614
          -------------------------------------------------------------------------
                                                                              9,410
          -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          MICHIGAN -- 1.1%
$ 1,000   Michigan Higher Education Student
          Loan Authority, Student Loan,
          Ser. XVII-I, Rev., AMBAC,
          3.30%, 03/01/09                                                $    1,007
  1,000   Michigan State Hospital Finance
          Authority, Ascension Health Credit,
          Ser. A, Rev., (p), MBIA, 5.75%, 11/15/09                            1,152
  3,000   Michigan State Hospital Finance
          Authority, Ascension Health Credit,
          Ser. B, Rev., Adj., 5.38%, 11/15/33                                 3,263
  1,000   Michigan State, GO, 5.25%, 12/01/10                                 1,125
  1,000   Michigan Strategic Fund,
          Dow Chemical Project, Rev., Adj.,
          4.60%, 06/01/14                                                     1,060
          -------------------------------------------------------------------------
                                                                              7,607
          -------------------------------------------------------------------------

          MINNESOTA -- 0.1%
  1,000   Minnesota Housing Finance Agency,
          Residential Housing, Ser. K-1, Rev.,
          2.25%, 07/01/17                                                       988

          MISSISSIPPI -- 0.3%
  2,300   Mississippi Business Finance Corp.,
          Solid Waste Disposal, Waste
          Management, Inc. Project, Rev., Adj.,
          2.30%, 03/01/27                                                     2,279

          NEW JERSEY -- 9.5%
  2,550   New Jersey Economic Development
          Authority, Cigarette Tax, Rev.,
          5.00%, 06/15/07                                                     2,708
  3,000   New Jersey Economic Development
          Authority, Cigarette Tax, Rev., FGIC,
          5.00%, 06/15/09                                                     3,279
  3,000   New Jersey Economic Development
          Authority, Cigarette Tax, Rev., FSA,
          5.00%, 06/15/09                                                     3,279
 12,150   New Jersey Economic Development
          Authority, School Facilities
          Construction, Ser. G, Rev.,
          5.00%, 09/01/09                                                    13,333
$ 5,000   New Jersey Transportation Trust Fund
          Authority, Transportation System,
          Ser. A, Rev., MBIA, 5.00%, 12/15/07                            $    5,316
 10,000   New Jersey Transportation Trust Fund
          Authority, Transportation System,
          Ser. B, Rev., (p), MBIA, 6.00%, 12/15/11                           11,881
 12,690   New Jersey Transportation Trust Fund
          Authority, Transportation System,
          Ser. B, Rev., (p), MBIA, 6.00%, 12/15/11                           15,076
 10,000   New Jersey Transportation Trust Fund
          Authority, Transportation System,
          Ser. B, Rev., FGIC, 5.25%, 12/15/11                                11,303
          -------------------------------------------------------------------------
                                                                             66,175
          -------------------------------------------------------------------------

          NEW MEXICO -- 0.1%
    340   New Mexico State Highway
          Commission, Common Tax, Sub Lien,
          Ser. B, Rev., 5.00%, 06/15/06                                         357
    660   New Mexico State Highway Commission,
          Common Tax, Sub Lien, Ser. B, Rev., (p),
          5.00%, 06/15/06                                                       693
          -------------------------------------------------------------------------
                                                                              1,050
          -------------------------------------------------------------------------

          NEW YORK -- 8.7%
  3,000   Dutchess County IDA, IBM Project,
          Rev., Adj., 5.45%, 12/01/29                                         3,324
  1,400   Long Island Power Authority,
          Electric Systems, Ser. 8, Sub Ser. 8-F,
          Rev., Adj., MBIA, 5.00%, 04/01/11                                   1,467
  1,280   Long Island Power Authority,
          Electric Systems, Ser. B, Rev.,
          5.00%, 06/01/05                                                     1,302
  3,500   Long Island Power Authority,
          Electric Systems, Ser. B, Rev.,
          5.00%, 06/01/06                                                     3,650
  2,500   Municipal Assistance Corp.
          for the City of New York,
          Ser. G, Rev., 6.00%, 07/01/06                                       2,667
  1,300   Municipal Assistance Corp.
          for the City of New York,
          Ser. O, Rev., 5.25%, 07/01/08                                       1,433

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          NEW YORK -- CONTINUED
$ 2,000   New York City Health & Hospital Corp.,
          Health Systems, Ser. A, Rev., AMBAC,
          5.00%, 02/15/09                                                $    2,192
  3,720   New York City Municipal Water Finance
          Authority, Water & Sewer System,
          Ser. B, Rev., (p), FSA, 5.88%, 06/15/06                             3,973
  5,000   New York City Municipal Water Finance
          Authority, Water & Sewer System,
          Ser. B, Rev., MBIA, 5.80%, 06/15/29                                 5,496
    800   New York City, New York, Ser. B, GO,
          5.10%, 08/01/08                                                       863
  5,000   New York City, New York, Ser. D, GO,
          MBIA, 6.20%, 02/01/07                                               5,441
  1,400   New York City, New York, Ser. F, GO,
          5.70%, 08/01/06                                                     1,481
  3,000   New York City, New York, Ser. G, GO,
          5.00%, 08/01/07                                                     3,217
  5,000   New York City, New York, Ser. G, GO,
          MBIA, 5.00%, 08/01/10                                               5,404
  1,800   New York Convention Center
          Operating Corp., Yale Building
          Acquisition Project, COP,
          5.25%, 06/01/08                                                     1,873
  1,000   New York State Dormitory Authority,
          City University System, Ser. E, Rev,
          5.75%, 07/01/06                                                     1,060
  2,530   New York State Dormitory Authority,
          Department of Health, Ser. 2, Rev.,
          5.00%, 07/01/09                                                     2,767
  2,940   New York State Dormitory Authority,
          Department of Health, Ser. 2, Rev.,
          5.00%, 07/01/10                                                     3,229
  6,480   New York State Dormitory Authority,
          Hospital, Ser. A, Rev., FSA,
          5.00%, 02/15/10                                                     7,137
  1,310   New York State Dormitory Authority,
          State Department of Health, Rev.,
          5.25%, 07/01/08                                                     1,432
  1,835   Triborough Bridge & Tunnel Authority,
          General Purpose, Ser. SR, Rev., (p),
          5.00%, 01/01/07                                                     1,894
          -------------------------------------------------------------------------
                                                                             61,302
          -------------------------------------------------------------------------

          NORTH CAROLINA -- 4.7%
$ 2,500   Guilford County, GO, 4.00%, 10/01/22                           $    2,628
    500   North Carolina Municipal Power
          Agency No. 1, Catawba, Taxable,
          Ser. B, Rev., 3.26%, 01/01/05                                         500
 11,720   North Carolina State, GO,
          5.00%, 03/01/09                                                    12,910
  5,380   North Carolina State, Ser. A, GO,
          5.00%, 06/01/10                                                     5,980
 10,010   North Carolina State, Ser. A, GO, (p),
          5.00%, 04/01/08                                                    11,115
          -------------------------------------------------------------------------
                                                                             33,133
          -------------------------------------------------------------------------

          OHIO -- 2.9%
  3,500   Gateway Economic Development
          Corporation, Greater Cleveland
          Excise Tax, Senior Lien, FSA,
          5.13%, 09/01/05                                                     3,590
  1,500   Ohio State Air Quality Development
          Authority, Ohio Edison Project,
          Ser. A, Rev., Adj., AMBAC,
          3.25%, 02/01/15                                                     1,517
    500   Ohio State Air Quality Development
          Authority, Pollution Control, Ohio
          Edison Project, Ser. C, Rev., Adj.,
          5.80%, 06/01/16                                                       501
 13,415   Ohio State Building Authority,
          State Facilities, Administration
          Builing Fund Project, Ser. B, Rev.,
          MBIA, 5.00%, 10/01/12                                              15,033
          -------------------------------------------------------------------------
                                                                             20,641
          -------------------------------------------------------------------------

          OREGON -- 1.6%
  5,410   Multnomah County, GO, AMBAC,
          5.00%, 08/01/10                                                     6,009
  5,000   Salem-Keizer School District No. 24J,
          School Board Guaranty, GO, (p),
          5.00%, 06/01/09                                                     5,517
          -------------------------------------------------------------------------
                                                                             11,526
          -------------------------------------------------------------------------

          PENNSYLVANIA -- 1.7%
 10,000   Pennsylvania State, Second Ser.,
          GO, FGIC, 5.00%, 07/01/09                                          11,039

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          PENNSYLVANIA -- CONTINUED
$ 1,000   Pittsburgh, Pennsylvania, Ser.
          2002-2004,2006,2008 & 2009, GO,
          AMBAC, 5.00%, 09/01/06                                         $    1,054
          -------------------------------------------------------------------------
                                                                             12,093
          -------------------------------------------------------------------------

          PUERTO RICO -- 0.5%
  3,000   Puerto Rico Highway & Transportation
          Authority, Ser. AA, Rev.,
          5.00%, 07/01/07                                                     3,208

          SOUTH CAROLINA -- 0.6%
  2,000   South Carolina State, Capital
          Improvement, Ser. A, GO,
          5.00%, 01/01/09                                                     2,201

  2,000   South Carolina Transportation
          Infrastructure Bank, Ser. A, Rev., MBIA,
          5.00%, 10/01/10                                                     2,190
          -------------------------------------------------------------------------
                                                                              4,391
          -------------------------------------------------------------------------

          TEXAS -- 6.2%
  1,925   Brazos River Authority, PCR,
          Utilities Electric Co., Ser. B, Rev., Adj.,
          5.05%, 06/01/30                                                     1,977
  2,500   Brazos River Harbor Navigation District,
          Brazoria County Environmental,
          Dow Chemical Co. Project,
          Ser. A-3, Rev., Adj., 4.95%, 05/15/33                               2,631
 10,000   Harris County, Toll Road, Ser. B-2,
          Rev., Adj. FGIC, 5.00%, 08/15/21                                   10,942
 10,000   Houston, Texas, Water & Sewer
          System, Junior Lien, Ser. B, Rev., (p),
          FGIC, 5.25%, 12/01/10                                              11,307
 10,000   Houston, Texas, Water & Sewer System,
          Junior Lien, Ser. D, Rev., (p), FGIC,
          5.00%, 12/01/07                                                    11,035
  2,475   Matagorda County Navigation District
          No. 1, PCR, Central Power & Light
          Co., Ser. A, Rev., Adj, 4.55%, 11/01/29                             2,572
  3,000   Travis County Health Facilities
          Development Corp., Ascension Health
          Credit, Ser. A, Rev., MBIA,
          5.75%, 11/15/07                                                     3,267
          -------------------------------------------------------------------------
                                                                             43,731
          -------------------------------------------------------------------------

          VIRGINIA -- 9.0%
$ 2,000   Big Stone Gap Redevelopment & Housing
          Authority, Correctional Facilities Lease,
          Rev., 5.00%, 09/01/07                                          $    2,154
  5,000   Fairfax County, Public Improvement,
          Ser. A, GO, 5.00%, 04/01/07                                         5,360
  7,120   Loudoun County, Public Improvement,
          Ser. A, GO, 5.00%, 05/01/08                                         7,782
  2,000   Louisa IDA, Solid Waste & Sewer Disposal,
          Electric & Power Co. Project, Ser. A,
          Rev., Adj., 2.30%, 03/01/31                                         1,973
  2,610   Peninsula Ports Authority, Dominion
          Terminal Association Project,
          Rev., Adj., 3.30%, 10/01/33                                         2,643
  7,950   Richmond, Virginia, Ser. B, GO, FSA,
          5.00%, 07/15/10                                                     8,824
  5,280   Virginia Beach, Virginia, Public
          Improvement, Ser. B, GO,
          5.00%, 05/01/11                                                     5,873
  3,505   Virginia Beach, Virginia,
          Public Improvement, Ser. B, GO,
          5.00%, 05/01/12                                                     3,921
  3,000   Virginia Beach, Virginia,
          Public Improvement, Ser. B, GO,
          5.00%, 05/01/13                                                     3,362
  8,500   Virginia Commonwealth Transportation
          Board, Federal Highway Reimbursement
          Notes, Rev., 5.00%, 10/01/11                                        9,493
 10,560   Virginia Public Building Authority,
          Public Facilities, Ser. B, Rev.,
          5.00%, 08/01/08                                                    11,573
          -------------------------------------------------------------------------
                                                                             62,958
          -------------------------------------------------------------------------

          WASHINGTON -- 3.8%
  5,000   Clark County Public Utility District
          No. 1, Generating Systems,
          Rev., FGIC, (p), 6.00%, 01/01/07                                    5,410
  1,070   Conservation & Renewable Energy
          System, Conservation Project,
          Rev., 5.00%, 10/01/06                                               1,129
  1,175   Conservation & Renewable Energy
          System, Conservation Project,
          Rev., 5.00%, 10/01/07                                               1,266

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          WASHINGTON -- CONTINUED
$ 3,170   Port of Seattle, Ser. B, GO, FSA,
          5.00%, 11/01/09                                                $    3,473
 11,100   Port of Seattle, Ser. C, GO, FSA,
          5.25%, 11/01/11                                                    12,370
  2,000   Snohomish County Public Utility
          District No. 1, Electric, Rev.,
          5.00%, 12/01/05                                                     2,063
  1,310   Tacoma, Washington, Conservation
          System Project, Rev., 5.00%, 12/01/07                               1,417
          -------------------------------------------------------------------------
                                                                             27,128
          -------------------------------------------------------------------------

          WISCONSIN -- 3.0%
  2,500   Wisconsin State Health & Educational
          Facilities Authority, Ministry Health
          Care, Inc., Ser. B, Rev.,
          3.50%, 05/15/07                                                     2,531
 17,205   Wisconsin State, Petroleum Inspection
          Fee, Ser. 1, Rev., FSA, 5.00%, 07/01/10                            18,980
          -------------------------------------------------------------------------
                                                                             21,511
          -------------------------------------------------------------------------
          Total State and Municipal Obligations                             582,812
          (Cost $579,885)
          -------------------------------------------------------------------------

          CORPORATE NOTES & BONDS -- 7.6%
          AGRICULTURAL PRODUCTION/SERVICES -- 0.2%
  1,350   National Agricultural Cooperative
          Federation (South Korea), 5.75% to 06/09,
          thereafter FRN, 06/18/14                                            1,412

          BANKING -- 1.0%
  1,800   Bacob Bank SC (Belgium),
          7.25%, to 09/07; thereafter FRN,
          12/31/49,                                                           1,962

          KorAm Bank (South Korea),
  2,650   4.68% to 06/08; thereafter FRN,
          06/18/13, Ser. E, MTN                                               2,707
  2,200   6.95%, 12/06/11                                                     2,354
          -------------------------------------------------------------------------
                                                                              7,023
          -------------------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 0.1%
    750   Hewlett-Packard Co., 3.63%, 03/15/08                                  755

          CONSUMER PRODUCTS -- 0.7%
$ 2,650   Diageo Finance BV (The Netherlands),
          3.00%, 12/15/06                                                $    2,650
  2,200   Deluxe Corp., 3.50%, 10/01/07, #                                    2,181
          -------------------------------------------------------------------------
                                                                              4,831
          -------------------------------------------------------------------------

          FINANCIAL SERVICES -- 2.6%
  3,550   BNP U.S. Funding LLC, 7.74% to 12/07;
          thereafter FRN, 12/31/49, #                                         3,982
  5,350   Capital One Financial Corp.,
          8.75%, 02/01/07                                                     5,964
  1,400   MBNA America Bank N.A.,
          4.63%, 08/03/09                                                     1,437
  1,300   Mizuho JGB Investment LLC,
          9.87% to 06/08;
          thereafter FRN, 12/31/49, #                                         1,527
  4,950   Natexis AMBS Co., LLC, 8.44% to 06/08;
          thereafter FRN, 12/31/49, #                                         5,687
          -------------------------------------------------------------------------
                                                                             18,597
          -------------------------------------------------------------------------

          INSURANCE -- 0.5%
  3,400   Prudential Financial, Inc.,
          4.10%, 11/15/06                                                     3,462

          METALS/MINING -- 0.7%
  4,400   BHP Finance USA LTD (Australia)
          (Yankee), 6.69%, 03/01/06                                           4,606

          PHARMACEUTICALS -- 0.1%
    750   Hospira, Inc., 4.95%, 06/15/09                                        769

          TELECOMMUNICATIONS -- 1.4%
  1,750   France Telecom (France),
          7.95%, 03/01/06                                                     1,862
  1,950   Deutsche Telekom International
          Finance BV (The Netherlands),
          8.25%, 06/15/05                                                     2,017
          Telecom Italia Capital SA (Luxembourg)
  1,600   4.00%, 11/15/08                                                     1,611
  1,350   4.00%, 01/15/10, #                                                  1,337
  2,825   Sprint Capital Corp., 6.00%, 01/15/07                               2,987
          -------------------------------------------------------------------------
                                                                              9,814
          -------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

          UTILITIES -- 0.3%
$ 1,400   FPL Group Capital, Inc.,
          1.88%, 03/30/05                                                $    1,397
    800   Public Service Co. of Colorado,
          4.38%, 10/01/08                                                       820
          -------------------------------------------------------------------------
                                                                              2,217
          -------------------------------------------------------------------------
          Total Corporate Notes & Bonds                                      53,486
          (Cost $53,747)
          -------------------------------------------------------------------------

          RESIDENTIAL MORTGAGE BACKED SECURITIES -- 3.3%
          COLLATERALIZED MORTGAGE OBLIGATIONS -- 3.3%
          Structured Adjustable Rate
          Mortgage Loan Trust,
  6,350   4.73%, 07/25/34,
          Ser. 2004-8, Class 5A2, FRN                                         6,415
  7,789   5.02%, 06/25/34,
          Ser. 2004-6, Class 5A1, FRN                                         7,868
          Wells Fargo Mortgage Backed
          Securities Trust,
  4,950   3.54%, 09/25/34,
          Ser. 2004-S, Class A3, FRN                                          4,953
  4,200   4.82%, 07/25/34,
          Ser. 2004-L, Class A2, FRN                                          4,247
          -------------------------------------------------------------------------
          Total Residential Mortgage
          Backed Securities                                                  23,483
          (Cost $23,469)
          -------------------------------------------------------------------------

          COMMERCIAL MORTGAGE BACKED SECURITIES -- 2.7%
  3,250   Credit Suisse First Boston Mortgage
          Securities Corp., 4.30%, 07/15/36,
          Ser. 2004-C3, Class A3                                              3,308
          LB-UBS Commercial Mortgage Trust,
  9,150   3.25%, 03/15/29,
          Ser. 2004-C2, Class A2                                              8,984
  6,850   3.48%, 07/15/27, Ser. 2003-C5, Class A2                             6,816
          -------------------------------------------------------------------------
          Total Commercial Mortgage
          Backed Securities                                                  19,108
          (Cost $19,190)
          -------------------------------------------------------------------------

          ASSET BACKED SECURITIES -- 0.1%
$   800   Capital One Auto Finance Trust, 3.18%,
          09/15/10, Ser. 2003-B, Class A4
          (Cost $800)                                                    $      799
          -------------------------------------------------------------------------

          PARTICIPATORY NOTE -- 0.4%
          DIVERSIFIED -- 0.4%
  2,600   Tyco International Group SA
          Participation Certificate Trust,
          4.44%, 06/15/07, #
          (Cost $2,600)                                                       2,667
          -------------------------------------------------------------------------
          Total Long-Term Investments                                       686,562
          (Cost $683,995)
          -------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.1%
-----------------------------------------------------------------------------------

          U.S. TREASURY SECURITY -- 0.0% ^
    200   U.S. Treasury Bill, 1.74%, 01/13/05,
          (Cost $199) @                                                         199

          STATE AND MUNICIPAL SECURITIES -- 1.1%
          CALIFORNIA -- 0.7%
  5,625   California State, Ser. D-1, GO, FRDO,
          1.95%, 02/10/05                                                     5,617

          OKLAHOMA -- 0.4%
  2,500   Oklahoma Development Finance
          Authority, ConocoPhillips Co. Project,
          Rev., FRDO, 1.35%, 12/01/04                                         2,499
          -------------------------------------------------------------------------
          Total State and Municipal Securities                                8,116
          (Cost $8,125)
          -------------------------------------------------------------------------
          Total Short-Term Investments                                        8,315
          (Cost $8,324)
          -------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 98.3%                                     $  694,877
          (COST $692,319)
          OTHER ASSETS IN EXCESS OF
          LIABILITIES -- 1.7%                                                11,778
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                           $  706,655
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $706,655.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                       NOTIONAL             UNREALIZED
NUMBER OF                                                          EXPIRATION          VALUE AT           APPRECIATION
CONTRACTS DESCRIPTION                                                    DATE    10/31/04 (USD)   (DEPRECIATION) (USD)
----------------------------------------------------------------------------------------------------------------------
          LONG FUTURES OUTSTANDING
74        10 Year Canadian Bond                                December, 2004    $        6,743   $                 44
160       Euro-SHATZ                                           December, 2004            21,625                     94
74        Euro-BOBL                                            December, 2004            10,574                     99
33        Eurodollar                                           December, 2004             8,058                     --^^
19        Eurodollar                                           December, 2005             4,603                      4

          SHORT FUTURES OUTSTANDING
(83)      Euro-BUND                                            December, 2004           (12,347)                  (162)
(21)      10 Year Japanese Bond                                December, 2004           (27,320)                  (337)
(221)     2 Year Treasury Note                                 December, 2004           (46,800)                  (112)
(340)     5 Year Treasury Note                                 December, 2004           (37,868)                  (390)
(63)      10 Year Treasury Note                                December, 2004            (7,154)                   (33)
(52)      Eurodollar                                           December, 2006           (12,516)                    (5)

SWAP CONTRACTS

                                                                                     UNDERLYING             UNREALIZED
                                                                   EXPIRATION          NOTIONAL           APPRECIATION
DESCRIPTIONS                                                             DATE             VALUE          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Swap -- price lock with Lehman Brothers Special Financing on
U.S. Treasury Note, 3.25%, 08/15/08, price less 100.08,
JPMorgan pays positive, receives negative.                           11/18/04    $       28,100   $               (165)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX AWARE U.S. EQUITY FUND

PORTFOLIO OF INVESTMENTS                      AS OF OCTOBER 31, 2004
(Amounts in thousands)

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 98.4%
          COMMON STOCKS -- 98.4%

          AEROSPACE -- 1.7%
    395   Raytheon Co.                                                   $   14,409
     34   United Technologies Corp.                                           3,156
          -------------------------------------------------------------------------
                                                                             17,565
          -------------------------------------------------------------------------

          AUTOMOTIVE -- 0.2%
     35   Johnson Controls, Inc.                                              2,007

          BANKING -- 3.2%
    723   Bank of America Corp.                                              32,388

          BIOTECHNOLOGY -- 1.3%
    237   Amgen, Inc.*                                                       13,479

          BUSINESS SERVICES -- 2.0%
    835   Accenture LTD (Bermuda), Class A*                                  20,215

          CHEMICALS -- 2.0%
    486   Praxair, Inc.                                                      20,509

          COMPUTER NETWORKS -- 2.1%
  1,097   Cisco Systems, Inc.*                                               21,079

          COMPUTER SOFTWARE -- 4.8%
  1,363   Microsoft Corp.                                                    38,138
    827   Oracle Corp.*                                                      10,467
          -------------------------------------------------------------------------
                                                                             48,605
          -------------------------------------------------------------------------

          COMPUTERS/COMPUTER HARDWARE -- 5.3%
  1,011   Hewlett-Packard Co.                                                18,856
    165   International Business Machines Corp.                              14,842
    236   Lexmark International, Inc., Class A*                              19,573
          -------------------------------------------------------------------------
                                                                             53,271
          -------------------------------------------------------------------------

          CONSTRUCTION MATERIALS -- 0.2%
     53   American Standard Companies, Inc.*                                  1,935

          CONSUMER PRODUCTS -- 3.1%
    528   Altria Group, Inc.                                                 25,594
    116   Procter & Gamble Co.                                                5,955
          -------------------------------------------------------------------------
                                                                             31,549
          -------------------------------------------------------------------------

          DIVERSIFIED -- 8.2%
  1,357   General Electric Co.                                           $   46,296
  1,156   Tyco International LTD (Bermuda)                                   36,003
          -------------------------------------------------------------------------
                                                                             82,299
          -------------------------------------------------------------------------

          FINANCIAL SERVICES -- 12.0%
    319   American Express Co.                                               16,903
    818   Citigroup, Inc.                                                    36,274
    493   Freddie Mac                                                        32,801
    424   Morgan Stanley                                                     21,667
    314   Washington Mutual, Inc.                                            12,170
          -------------------------------------------------------------------------
                                                                            119,815
          -------------------------------------------------------------------------

          FOOD/BEVERAGE PRODUCTS -- 4.0%
    624   Kraft Foods, Inc., Class A                                         20,772
    489   The Coca-Cola Co.                                                  19,869
          -------------------------------------------------------------------------
                                                                             40,641
          -------------------------------------------------------------------------

          HEALTH CARE/HEALTH CARE SERVICES -- 3.5%
    278   Boston Scientific Corp.*                                            9,813
    243   Guidant Corp.                                                      16,156
    260   HCA, Inc.                                                           9,557
          -------------------------------------------------------------------------
                                                                             35,526
          -------------------------------------------------------------------------

          INSURANCE -- 4.6%
    250   AMBAC Financial Group, Inc.                                        19,497
    197   RenaissanceRe Holdings LTD (Bermuda)                                9,224
    262   The Allstate Corp.                                                 12,585
    138   Willis Group Holdings LTD
          (United Kingdom)                                                    4,961
          -------------------------------------------------------------------------
                                                                             46,267
          -------------------------------------------------------------------------

          MANUFACTURING -- 0.5%
     83   Cooper Industries LTD, Class A                                      5,291

          METALS/MINING -- 1.0%
    305   Alcoa, Inc.                                                         9,925

          MULTI-MEDIA -- 5.6%
    525   Comcast Corp., Special Class A*                                    15,237
    150   Gannett Co., Inc.                                                  12,401
    240   The E.W. Scripps Co., Class A                                      11,453
    464   Viacom, Inc., Class B                                              16,936
          -------------------------------------------------------------------------
                                                                             56,027
          -------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES    ISSUER                                                              VALUE
-----------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED
          OIL & GAS -- 7.0%
    525   ChevronTexaco Corp.                                          $     27,838
    240   ConocoPhillips                                                     20,192
    267   Exxon Mobil Corp.                                                  13,166
    326   GlobalSantaFe Corp.                                                 9,602
          -------------------------------------------------------------------------
                                                                             70,798
          -------------------------------------------------------------------------

          PHARMACEUTICALS -- 8.9%
    175   Eli Lilly & Co.                                                     9,605
    502   Johnson & Johnson                                                  29,308
    999   Pfizer, Inc.                                                       28,920
    191   Sepracor, Inc.*                                                     8,750
    323   Wyeth                                                              12,798
          -------------------------------------------------------------------------
                                                                             89,381
          -------------------------------------------------------------------------

          PIPELINES -- 1.1%
  1,213   El Paso Corp.                                                      10,840

          RESTAURANTS/FOOD SERVICES -- 1.1%
    381   McDonald's Corp.                                                   11,100

          RETAILING -- 7.1%
    504   CVS Corp.                                                          21,883
    271   Home Depot, Inc.                                                   11,119
    581   Safeway, Inc.*                                                     10,597
    414   The TJX Companies, Inc.                                             9,918
    337   Wal-Mart Stores, Inc.                                              18,144
          -------------------------------------------------------------------------
                                                                             71,661
          -------------------------------------------------------------------------

          SEMI-CONDUCTORS -- 3.1%
    636   Altera Corp.*                                                $     14,447
    368   Analog Devices, Inc.                                               14,796
    105   Intel Corp.                                                         2,326
          -------------------------------------------------------------------------
                                                                             31,569
          -------------------------------------------------------------------------

          TELECOMMUNICATIONS -- 2.0%
    520   Verizon Communications, Inc.                                       20,325

          TEXTILES -- 1.2%
    137   Mohawk Industries, Inc.*                                           11,656

          UTILITIES -- 1.6%
    384   Pinnacle West Capital Corp.                                        16,353
          -------------------------------------------------------------------------
          Total Common Stocks                                               992,076
          (Cost $937,271)
          -------------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 1.9%
-----------------------------------------------------------------------------------

          MONEY MARKET FUND -- 1.9%
 19,309   JPMorgan Prime Money Market Fund (a)                               19,309
          (Cost $19,309)
          -------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 100.3%                                  $  1,011,385
          (COST $956,580)
          LIABILITIES IN EXCESS OF
          OTHER ASSETS -- (0.3)%                                             (3,076)
          -------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                         $  1,008,309
          -------------------------------------------------------------------------

          Percentages indicated are based on net assets of $1,008,309.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

Abbreviations:

*    -- Non-income producing security.
^    -- Amount rounds to less than 0.1%.
^^   -- Amount rounds to less than one thousand.
+    -- All or a portion of this security is segregated for TBA, when issued, delayed delivery, swaps or unsettled trades.
++   -- All or a portion of this security is segregated with the custodian for forward foreign currency contracts.
#    -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@    -- Securities fully or partially segregated with the custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(f) -- Fair Valued Investment. The following are approximately the market value and percentage of the investments, based on net assets, that are fair valued (amounts in thousands):

         FUND                                     MARKET VALUE                   PERCENTAGE
         ----                                     ------------                   ----------
         JPMorgan Fleming Tax Aware
           International Opportunities Fund       $    117,328                      81.72%

(i)    -- Security is considered illiquid and may be difficult to sell.
(p) -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
Adj.   -- Adjustable. The interest rate shown is the rate in effect at
          October 31, 2004.
ACES   -- Auction Rate Securities.
ADR    -- American Depository Receipt.
AMBAC  -- American Municipal Bond Assurance Corp.
CONS   -- Consolidated Bonds.
COP    -- Certificates of Participation.
FGIC   -- Financial Guaranty Insurance Co.
FLOATS -- Floating Auction Tax Exempts.
FRDO   -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at October 31, 2004.
FRN    -- Floating Rate Note. The interset rate shown is the rate in effect at
          October 31, 2004.
FSA    -- Financial Securities Association.
GDR    -- Global Depository Receipt.
GO     -- General Obligation Bond.
IDA    -- Industrial Development Authority.
MBIA   -- Municipal Bond Insurance Association.
MTN    -- Medium Term Note.
PCR    -- Pollution Control Revenue.
RAMS   -- Reverse Annuity Mortgage Security.
RAN    -- Revenue Anticipation Note.
Rev.   -- Revenue Bond.
Ser.   -- Series.
AUD    -- Australian Dollar.
CHF    -- Swiss Franc.
EUR    -- Euro.
GBP    -- Great Britain Pound.
HKD    -- Hong Kong Dollar.
JPY    -- Japanese Yen.
NOK    -- Norwegian Krone.
SEK    -- Swedish Krona.
SGD    -- Singapore Dollar.
USD    -- United States Dollar.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

STATEMENT OF ASSETS
AND LIABILITIES                   AS OF OCTOBER 31, 2004
(Amounts in thousands, except per share amounts)

                                                   FLEMING TAX AWARE         TAX AWARE         TAX AWARE         TAX AWARE
                                                       INTERNATIONAL       DISCIPLINED          ENHANCED         LARGE CAP
                                                  OPPORTUNITIES FUND       EQUITY FUND       INCOME FUND       GROWTH FUND
                                                  ------------------       -----------       -----------       -----------
ASSETS
Investments in non-affiliates, at value              $       139,745   $       200,998   $     1,027,266   $       197,388
Investments in affiliates, at value                               --               432           117,497             2,451
--------------------------------------------------------------------------------------------------------------------------
Total investment securities, at value                        139,745           201,430         1,144,763           199,839
--------------------------------------------------------------------------------------------------------------------------
Cash                                                           3,167                 1             3,574                 9
Foreign currency, at value                                       265                --                --                --
Receivables:
    Investment securities sold                                 2,785                --           110,727             1,386
    Fund shares sold                                             137                 1             1,325                 6
    Interest and dividends                                       307               270             6,227                66
    Foreign tax reclaims                                          78                --                --                --
    Unrealized appreciation on forward
    foreign currency exchange contracts                        1,363                --                --                --
    Expense reimbursements                                         3                --                --                --
--------------------------------------------------------------------------------------------------------------------------
Total Assets                                                 147,850           201,702         1,266,616           201,306
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Dividends                                                     --                --               814                --
    Investment securities purchased                            3,026                --            20,191             1,877
    Fund shares redeemed                                          10                52           121,618               255
    Variation margin                                               5                --               116                --
    Unrealized depreciation on forward
    foreign currency exchange contracts                        1,033                --                --                --
    Unrealized depreciation on open
    swap contracts                                                --                --             1,306                --
Accrued liabilities:
    Investment advisory fees                                     102                59               318                68
    Administration fees                                           --^               22                --                26
    Shareholder servicing fees                                     1                --                91                39
    Distribution fees                                              1                --                 3                --
    Custodian fees                                                35                 4                44                 8
    Trustee's fees - deferred
    compensation plan                                              1                 1                 6                27
    Other                                                         60                44                91                34
--------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                              4,274               182           144,598             2,334
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                           $       143,576   $       201,520   $     1,122,018   $       198,972
--------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   FLEMING TAX AWARE         TAX AWARE         TAX AWARE         TAX AWARE
                                                       INTERNATIONAL       DISCIPLINED          ENHANCED         LARGE CAP
                                                  OPPORTUNITIES FUND       EQUITY FUND       INCOME FUND       GROWTH FUND
                                                  ------------------       -----------       -----------       -----------
NET ASSETS
Paid in capital                                              161,412           298,667         1,146,514           313,803
Accumulated undistributed
(overdistributed) net investment income                        2,348               173              (514)              (29)
Accumulated net realized gain (loss)
on investments, futures, swaps
and foreign exchange transactions                            (42,157)         (121,475)          (23,508)         (133,653)
Net unrealized appreciation
(depreciation) of investments, futures,
swaps and foreign exchange translations                       21,973            24,155              (474)           18,851
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                     $       143,576   $       201,520   $     1,122,018   $       198,972
--------------------------------------------------------------------------------------------------------------------------
    Class A                                          $         5,294   $            --   $        15,684   $            --
    Institutional                                    $       138,282   $       201,520   $       744,157   $            --
    Select                                           $            --   $            --   $       362,177   $       198,972
--------------------------------------------------------------------------------------------------------------------------
Total                                                $       143,576   $       201,520   $     1,122,018   $       198,972
--------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                                      352                --             1,570                --
    Institutional                                              9,054            13,174            74,594                --
    Select Shares                                                 --                --            36,265            13,495
Net Asset Value:
    Class A (and redemption price)                   $         15.02   $            --   $          9.99   $            --
    Institutional (and redemption price)             $         15.27   $         15.30   $          9.98   $            --
    Select Shares (and redemption price)             $            --   $            --   $          9.99   $         14.74
Class A Maximum Public Offering
Price Per Share (net asset value per
share/ 94.25%, 98.50%)                               $         15.94   $            --   $         10.14   $            --
Cost of investments                                  $       118,119   $       177,275   $     1,143,991   $       180,988
--------------------------------------------------------------------------------------------------------------------------
Cost of foreign currency                             $           265   $            --   $            --   $            --
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               TAX AWARE
                                                                             TAX AWARE           SHORT -         TAX AWARE
                                                                             LARGE CAP      INTERMEDIATE       U.S. EQUITY
                                                                            VALUE FUND       INCOME FUND              FUND
                                                                            -----------       -----------       -----------
ASSETS
Investments in non-affiliates, at value                                $       529,617   $       694,877   $       992,076
Investments in affiliates, at value                                             17,260                --            19,309
--------------------------------------------------------------------------------------------------------------------------
Total Investment securities, at value                                          546,877           694,877         1,011,385
--------------------------------------------------------------------------------------------------------------------------
Cash                                                                                --             7,894               106
Receivables:
    Investment securities sold                                                   4,811                --             7,999
    Fund shares sold                                                               243             2,027             1,038
    Interest and dividends                                                         867             9,146             1,239
    Expense reimbursements                                                          --                --                 2
--------------------------------------------------------------------------------------------------------------------------
Total Assets                                                                   552,798           713,944         1,021,769
--------------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payables:
    Dividends                                                                      478             1,278                --
    Investment securities purchased                                             13,073             5,325            12,516
    Fund shares redeemed                                                            61               175               208
    Variation margin                                                                --                24                --
    Unrealized depreciation on
    open swap contracts                                                             --               165                --
Accrued liabilities:
    Investment advisory fees                                                       176               148               377
    Administration fees                                                             66                63                78
    Shareholder servicing fees                                                     110                45               190
    Distribution fees                                                               --                --                 3
    Custodian fees                                                                   7                22                32
    Trustee's fees - deferred
    compensation plan                                                               35                 3                10
    Other                                                                           39                41                46
--------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                               14,045             7,289            13,460
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                             $       538,753   $       706,655   $     1,008,309
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               TAX AWARE
                                                                             TAX AWARE           SHORT -         TAX AWARE
                                                                             LARGE CAP      INTERMEDIATE       U.S. EQUITY
                                                                            VALUE FUND       INCOME FUND              FUND
                                                                       ---------------   ---------------   ---------------
NET ASSETS
Paid in capital                                                                521,075           712,208         1,025,136
Accumulated undistributed
(overdistributed) net investment income                                           (512)              311               583
Accumulated net realized gain (loss)
on investments, futures, written options,
swaps and foreign exchange transactions                                        (31,512)           (7,459)          (72,215)
Net unrealized appreciation
(depreciation) of investments,
futures, written options, swaps and
foreign exchange translations                                                   49,702             1,595            54,805
--------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                       $       538,753   $       706,655   $     1,008,309
--------------------------------------------------------------------------------------------------------------------------
    Class A                                                            $            --   $            --   $         5,130
    Class B                                                            $            --   $            --   $         2,814
    Class C                                                            $            --   $            --   $           479
    Institutional                                                      $            --   $       349,338   $       120,379
    Select                                                             $       538,753   $       357,317   $       879,507
--------------------------------------------------------------------------------------------------------------------------
Total                                                                  $       538,753   $       706,655   $     1,008,309
--------------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of of shares authorized):
    Class A                                                                         --                --               317
    Class B                                                                         --                --               176
    Class C                                                                         --                --                30
    Institutional                                                                   --            34,941            10,538
    Select                                                                      25,425            35,741            54,364
Net Asset Value:
    Class A (and redemption price)                                     $            --   $            --   $         16.16
    Class B*                                                           $            --   $            --   $         16.00
    Class C*                                                           $            --   $            --   $         15.97
    Institutional (and redemption price)                               $            --   $         10.00   $         11.42
    Select (and redemption price)                                      $         21.19   $         10.00   $         16.18
Class A Maximum Public Offering
Price Per Share (net asset value
per share/94.25%)                                                      $            --   $            --   $         17.15
Cost of investments                                                    $       497,175   $       692,319   $       956,580
--------------------------------------------------------------------------------------------------------------------------
Cost of foreign currency                                               $            --   $            --   $            --
--------------------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF
OPERATIONS                 FOR THE YEAR ENDED OCTOBER 31, 2004
(Amounts in thousands)

                                                   FLEMING TAX AWARE         TAX AWARE         TAX AWARE         TAX AWARE
                                                       INTERNATIONAL       DISCIPLINED          ENHANCED         LARGE CAP
                                                  OPPORTUNITIES FUND       EQUITY FUND       INCOME FUND       GROWTH FUND
                                                  ------------------       -----------       -----------       -----------
INVESTMENT INCOME
Interest                                             $            31   $            --   $        37,573   $            --
Dividend                                                       3,582             3,261                --             2,259
Dividend income from
affiliated investments*                                           --                10               734                28
Foreign taxes withheld                                          (263)               --^               --                --
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                        3,350             3,271            38,307             2,287
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                       1,234               680             5,330               995
Administration fees                                              218               291             3,198               373
Shareholder servicing fees                                       154               194             2,818               622
Distribution fees                                                 14                --                50                --
Custodian fees                                                   192                30               237                40
Interest expense                                                   3                --^                1                 2
Printing and postage                                               7                 6                65                 9
Professional fees                                                 70                55                99                51
Registration fees                                                 35                22                41                20
Transfer agent fees                                               46                41               110                22
Trustees' fees                                                     2                 3                32                 4
Other                                                             15                11                70                15
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                 1,990             1,333            12,051             2,153
--------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                              470               265             5,516                37
Less earnings credits                                             --^               --^               10                --^
Less expense reimbursements                                       26                --                --                --
--------------------------------------------------------------------------------------------------------------------------
    Net expenses                                               1,494             1,068             6,525             2,116
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                   1,856             2,203            31,782               171
--------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   FLEMING TAX AWARE         TAX AWARE         TAX AWARE         TAX AWARE
                                                       INTERNATIONAL       DISCIPLINED          ENHANCED         LARGE CAP
                                                  OPPORTUNITIES FUND       EQUITY FUND       INCOME FUND       GROWTH FUND
                                                  ------------------       -----------       -----------       -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                               17,991            10,074            (4,452)           (4,727)
    Futures                                                      109                --            (7,563)               --
    Written options                                               --                --               834                --
    Swaps                                                         --                --              (794)               --
    Foreign exchange contracts                                   582                --                --                --
Change in net unrealized
appreciation (depreciation) of:
    Investments                                                 (256)            6,480            (5,928)            4,735
    Futures                                                        4                --             3,926                --
    Swaps                                                         --                --            (1,386)               --
    Foreign currency translations                                (89)               --                --                --

Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, and swaps                              18,341            16,554           (15,363)                8
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                      $        20,197   $        18,757   $        16,419   $           179
--------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                 $            --   $             1   $           121   $             4
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               TAX AWARE
                                                                             TAX AWARE           SHORT -         TAX AWARE
                                                                             LARGE CAP      INTERMEDIATE       U.S. EQUITY
                                                                            VALUE FUND       INCOME FUND              FUND
                                                                       ---------------   ---------------   ---------------
INVESTMENT INCOME
Interest                                                               $            --   $        18,700   $            --
Dividend                                                                         8,461               132            14,826
Dividend income from affiliated
investments*                                                                        67               176               184
Foreign taxes withheld                                                              --               (17)               --
--------------------------------------------------------------------------------------------------------------------------
Total investment income                                                          8,528            18,991            15,010
--------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                                                         1,667             1,637             4,036
Administration fees                                                                625               982             1,345
Shareholder servicing fees                                                       1,042             1,103             2,070
Distribution fees                                                                   --                --                38
Custodian fees                                                                      50                93               142
Interest expense                                                                    --^                1                --
Printing and postage                                                                14                20                37
Professional fees                                                                   64                66                77
Registration fees                                                                   23                19                64
Transfer agent fees                                                                 25                53               144
Trustees' fees                                                                       6                10                13
Other                                                                               20                14                34
--------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                   3,536             3,998             8,000
--------------------------------------------------------------------------------------------------------------------------
Less amounts waived                                                                 10               973               559
Less earnings credits                                                               --^                5                 1
Less expense reimbursements                                                         --                --                28
--------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                                 3,526             3,020             7,412
--------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                     5,002            15,971             7,598
--------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                               TAX AWARE
                                                                             TAX AWARE           SHORT -         TAX AWARE
                                                                             LARGE CAP      INTERMEDIATE       U.S. EQUITY
                                                                            VALUE FUND       INCOME FUND              FUND
                                                                       ---------------   ---------------   ---------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on transactions from:
    Investments                                                                  5,327            (1,010)           15,867
    Futures                                                                         --            (4,037)               --
    Written Options                                                                 --               169                --
    Swaps                                                                           --               253                --
    Foreign exchange contracts                                                      --                (9)               --
Change in net unrealized
appreciation/(depreciation) of:
    Investments                                                                 46,421              (926)           50,667
    Futures                                                                         --               780                --
    Written Options                                                                 --               (12)               --
    Swaps                                                                           --              (257)               --
    Foreign exchange translations                                                   --                --^               --

Net realized and unrealized gain (loss)
on investments, futures, foreign
exchange transactions, written
options and swaps                                                               51,748            (5,049)           66,534
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                                                        $        56,750   $        10,922   $        74,132
--------------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :                                   $             9   $            27   $            27
--------------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS                     FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                             FLEMING TAX AWARE                      TAX AWARE
                                                        INTERNATIONAL OPPORTUNITIES             DISCIPLINED EQUITY
                                                                    FUND                               FUND
                                                     ---------------------------------   ---------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            10/31/04          10/31/03          10/31/04          10/31/03
                                                     ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                $         1,856   $         1,716   $         2,203   $         2,255
Net realized gain (loss) on investments,
futures and foreign exchange contracts                        18,682           (17,935)           10,074           (10,786)
Change in net unrealized
appreciation (depreciation) of
investments, futures and
foreign currency translations                                   (341)           43,977             6,480            44,281
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                           20,197            27,758            18,757            35,750
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                         (2,773)           (1,586)           (2,268)           (2,258)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                          (14,526)          (41,696)            4,418           (46,875)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                        2,898           (15,524)           20,907           (13,383)
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                          140,678           156,202           180,613           193,996
--------------------------------------------------------------------------------------------------------------------------
End of period                                        $       143,576   $       140,678   $       201,520   $       180,613
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                    $         2,348   $         1,911   $           173   $           245
--------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 TAX AWARE                           TAX AWARE
                                                           ENHANCED INCOME FUND                LARGE CAP GROWTH FUND
                                                     ---------------------------------   ---------------------------------
                                                          YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
                                                            10/31/04          10/31/03          10/31/04          10/31/03
                                                     ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                                $        31,782   $        41,724   $           171   $           916
Net realized gain (loss) on
investments, futures, and swaps                              (11,975)          (11,422)           (4,727)          (29,956)
Change in net unrealized appreciation
(depreciation) of investments,
futures and swaps                                             (3,388)            2,497             4,735            63,299
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                           16,419            32,799               179            34,259
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                        (32,127)          (42,180)             (229)             (734)
--------------------------------------------------------------------------------------------------------------------------
Return of capital                                                 --                --              (123)               --
--------------------------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                      (32,127)          (42,180)             (352)             (734)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                       (1,396,573)          575,943           (69,056)          (21,850)
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                   (1,412,281)          566,562           (69,229)           11,675
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                        2,534,299         1,967,737           268,201           256,526
--------------------------------------------------------------------------------------------------------------------------
End of period                                        $     1,122,018   $     2,534,299   $       198,972   $       268,201
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                    $          (514)  $          (169)  $           (29)  $            29
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                                     TAX AWARE
                                                                 TAX AWARE                     SHORT - INTERMEDIATE
                                                           LARGE CAP VALUE FUND                     INCOME FUND
                                                     ---------------------------------   ---------------------------------
                                                                YEAR              YEAR              YEAR         12/20/02*
                                                               ENDED             ENDED             ENDED           THROUGH
                                                            10/31/04          10/31/03          10/31/04          10/31/03
                                                     ---------------   ---------------   ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                         $         5,002   $         5,146   $        15,971   $         6,111
Net realized gain (loss) on investments,
futures, written options and swaps                             5,327            (9,355)           (4,634)           (2,827)
Change in net unrealized appreciation
(depreciation) of investments, futures,
swaps and foreign currency translations                       46,421            60,789              (415)            2,010
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                           56,750            56,580            10,922             5,294
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                         (5,476)           (5,208)          (15,872)           (5,897)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                          138,783           (30,019)          174,276           537,932
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                      190,057            21,353           169,326           537,329
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                          348,696           327,343           537,329                --
--------------------------------------------------------------------------------------------------------------------------
End of period                                        $       538,753   $       348,696   $       706,655   $       537,329
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                    $          (512)  $          (163)  $           311   $           214
--------------------------------------------------------------------------------------------------------------------------

* Commencement of operations.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                             TAX AWARE U.S. EQUITY FUND
                                                                                         ---------------------------------
                                                                                              YEAR ENDED        YEAR ENDED
                                                                                                10/31/04          10/31/03
                                                                                         ---------------   ---------------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                                                             $         7,598   $         4,628
Net realized gain (loss) on investments                                                           15,867           (10,218)
Change in net unrealized
appreciation/depreciation
of investments                                                                                    50,667           100,650
--------------------------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                                               74,132            95,060
--------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                                                             (7,839)           (4,092)
--------------------------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                                                                              199,077           415,771
--------------------------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                                          265,370           506,739
--------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                              742,939           236,200
--------------------------------------------------------------------------------------------------------------------------
End of period                                                                            $     1,008,309   $       742,939
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                                        $           583   $           824
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL
STATEMENTS

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST"), J.P. Morgan Mutual Fund Group ("MFG"), J.P. Morgan Mutual Fund Select Group ("MFSG") and J.P. Morgan Institutional Funds ("JPMIF") (each a "Trust" and, collectively, the "Trusts") were organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end management investment companies. MFG and MFSG were formerly known as Mutual Fund Group and Mutual Fund Select Group, respectively. The Trusts' new names went into effect on May 1, 2003. The Trusts were organized on the following dates:

        TRUST      DATE
        JPMST      August 15, 1996
          MFG      May 11, 1987
         MFSG      October 1, 1996
        JPMIF      November 4, 1992

The following are seven separate portfolios of the Trusts (collectively, the "Funds"):

                                                      FUND     CLASSES OFFERED
                   JPMorgan Fleming Tax Aware International
                               Opportunities Fund ("FTAIO")    Class A and Institutional
        JPMorgan Tax Aware Disciplined Equity Fund ("TADE")    Institutional
           JPMorgan Tax Aware Enhanced Income Fund ("TAEI")    Class A, Institutional and Select
         JPMorgan Tax Aware Large Cap Growth Fund ("TALCG")    Select
          JPMorgan Tax Aware Large Cap Value Fund ("TALCV")    Select
 JPMorgan Tax Aware Short-Intermediate Income Fund ("TASI")    Institutional and Select
              JPMorgan Tax Aware U.S. Equity Fund ("TAUSE")    Class A, Class B, Class C, Institutional and Select


On September 12, 2003, FTAIO Class B and Class C shares merged into Class A shares; and Class B and Class C shares closed.

FTAIO is a separate series of MFG. TADE, TAEI and TAUSE are separate series of JPMST. TALCG and TALCV are separate series of MFSG. TASI is a separate series of JPMIF.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class and Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

During the fiscal year ended October 31, 2003, TADE Institutional Class relieved securities of the fund (Redemption in-kind) in exchange for the redemption of shares. TADE Institutional Class received a contribution of securities (Subscription in-kind) in exchange for shares of the Institutional Share Class. Cash and securities were transferred for redemptions and subscriptions at a market value of (in thousands) $22,866 and $21,173, respectively, which resulted in a realized gain of (in thousands) $6,157 to the Fund for Federal Income tax purposes.

During the fiscal year ended October 31, 2004, TADE Institutional Class relieved securities of the fund (Redemption in-kind) in exchange for the redemption of shares. Cash and securities were transferred for redemptions at a market value of (in thousands) $6,389, which resulted in a realized gain of (in thousands) $2,518 to the Fund for federal income tax purposes.

A detailed breakout of Redemption in-kind and Subscription in-kind is outlined in Note 13.

2. REORGANIZATION

Prior to the open of business on March 24, 2003, the JPMorgan Tax Aware U.S. Equity Fund (the "Acquiring Fund") acquired all of the net assets of JPMorgan Select Large Cap Equity Fund (the "Target Fund"), as shown in the table below, pursuant to a Plan of Reorganization approved by the Target Fund's shareholders on February 13, 2003. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of the Target Fund received shares in the Acquiring Fund with a value equal to their holdings in the Target Fund. Shareholders of the Target Fund received Select Class Shares of the Acquiring Fund.

The following is a summary of Shares Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation (Depreciation) immediately before and after the Reorganization:

JPMORGAN TAX AWARE U.S. EQUITY FUND REORGANIZATION

                                                                                     NET ASSET        NET
                                                      SHARES                           VALUE       UNREALIZED
                                                    OUTSTANDING     NET ASSETS       PER SHARE    (DEPRECIATION)
                                                  -------------  --------------  -------------   ---------------
TARGET FUND
JPMorgan Select Large Cap Equity Fund                                                            $     (42,215)
   Select Class                                        12,404    $     241,297   $       19.45
ACQUIRING FUND
JPMorgan Tax Aware U.S. Equity Fund                                                              $     (43,722)
   Class A                                                320    $       4,145   $       12.97
   Class B                                                224    $       2,879   $       12.87
   Class C                                                 23    $         299   $       12.85
   Institutional Class                                  5,529    $      51,039   $        9.23
   Select Class                                        16,879    $     219,253   $       12.99
POST REORGANIZATION
JPMorgan Tax Aware U.S. Equity Fund                                                              $     (85,937)
   Class A                                                320    $       4,145   $       12.97
   Class B                                                224    $       2,879   $       12.87
   Class C                                                 23    $         299   $       12.85
   Institutional Class                                  5,529    $      51,039   $        9.23
   Select Class                                        35,452    $     460,550   $       12.99

3. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quoted by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of 60 days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Funds apply fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in their portfolios by utilizing the quotations of an independent pricing service, unless the Funds' advisor, JP Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net assets value.

B. FUTURES CONTRACTS -- When a fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes; i.e., to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

The Funds may invest in exchange-traded interest rate futures for hedging purposes, to either modify the duration of portfolio, modify the yield curve exposure of the portfolio, or in anticipation of buying or selling a specific security.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds' credit risk is limited to failure of the exchange or board of trade.

As of October 31, 2004, the Funds held open futures contracts as listed on the Funds' Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

     1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

     2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at year end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Fund's exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market." When the forward contract is closed, or the delivery of the currency exchange is made or taken, each Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of October 31, 2004, the Funds had outstanding forward foreign currency exchange contracts as listed on the Funds' Portfolio of Investments.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

The Funds write options on securities, futures and interest rate swaps ("swaptions"). These options are settled for cash and subject the Funds to unlimited risk of loss. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

As of October 31, 2004 the Funds had no written options contracts outstanding.

Transactions in options written for TAEI and TASI during the year ended October 31, 2004, were as follows (amounts in thousands):

                                                         TAEI                      TASI
                                                ----------------------    ----------------------
                                                NUMBER OF     PREMIUMS    NUMBER OF     PREMIUMS
                                                    UNITS     RECEIVED        UNITS     RECEIVED
                                                ----------   ---------    ----------   ---------
Options outstanding at
October 31, 2003                                       --    $      --      (16,600)   $      17
Options written                                  (166,837)         834     (269,030)       1,326
Options expired or terminated in
closing purchase transactions                     166,837         (834)     285,630       (1,343)
Options outstanding at
October 31, 2004                                       --    $      --           --    $      --

F. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, currency, fixed income, index and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses in Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of October 31, 2004, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments. Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets and Liabilities.

G. COMMITMENTS -- The Funds may enter into commitments to buy and sell investments to settle on future dates as part of their normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any realized gains on the underlying securities sold. Market risk exists on commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

H. DOLLAR ROLLS -- The Funds may enter into dollar rolls, principally using To Be Announced (TBA securities), in which the Funds sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The Funds had no TBA Dollar Rolls outstanding as of October 31, 2004,

In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing their yields, principally by earning a negotiated fee. The Funds had no Fee-based Dollar Rolls outstanding as of October 31, 2004.

I. RESTRICTED AND ILLIQUID SECURITIES -- The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

J. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Funds first learn of the dividend.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

K. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

L. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

M. FOREIGN TAXES -- The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

N. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the Unites States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                           ACCUMULATED              ACCUMULATED
                                                        UNDISTRIBUTED/             NET REALIZED
                                                     (OVERDISTRIBUTED)              GAIN (LOSS)
FUND                          PAID-IN-CAPITAL    NET INVESTMENT INCOME           ON INVESTMENTS
----                    ---------------------    ---------------------    ---------------------
FTAIO                   $                  --    $               1,354    $              (1,354)
TADE                                    2,363                       (7)                  (2,356)
TAEI                                       --                       --                       --
TALCG                                    (123)                     123                       --
TALCV                                    (125)                     125                       --
TASI                                       --                   (1,862)                   1,862
TAUSE                                      --                       --                       --

For FTAIO, the reclassifications primarily relate to the character for tax purposes of foreign currency gains and losses, and the sale of Passive Foreign Investment Company ("PFIC"). For TADE the reclassifications primarily relate to the character for tax purposes of redemptions-in-kind and sales of investments in Real Estate Investment Trust ("REIT"). For TALCG, the reclassifications primarily relate to the character for tax purposes of returns of capital. For TALCV, the reclassifications primarily relate to the character for tax purposes of overdistributions. For TASI, the reclassifications primarily relate to the character for tax purposes of foreign currency gains and losses and foreign bond futures.

O. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, and pricing and reporting services.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, JP Morgan Investment Management, Inc. ("JPMIM") acts as investment advisor to the Funds. JPMIM, a wholly owned subsidiary of JPMorgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co ("JPMorgan"), is the advisor for the Funds. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                INVESTMENT
FUND                          ADVISORY FEE (%)
----                          ----------------
FTAIO                                0.85%
TADE                                 0.35%
TAEI                                 0.25%
TALCG                                0.40%
TALCV                                0.40%
TASI                                 0.25%
TAUSE                                0.45%

The Advisor waived fees as outlined in Note 4.F.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to the Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

FUND                       CLASS A           CLASS B          CLASS C
----                       -------           -------          -------
FTAIO                      0.25               n/a              n/a
TAEI                       0.25               n/a              n/a
TAUSE                      0.25              0.75             0.75

In addition, JPMFD is entitled to receive the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into a Distribution Agreement with One Group Dealer Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JPMorgan Chase Bank ("JPMCB"), under which JPMCB provides account administration and personal account maintenance services to the shareholders. For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                                        INSTITUTIONAL     SELECT
FUND                 CLASS A      CLASS B      CLASS C          CLASS      CLASS
----                 -------      -------      -------  -------------     ------
FTAIO                0.25          n/a          n/a             0.10        n/a
TADE                  n/a          n/a          n/a             0.10        n/a
TAEI                 0.25          n/a          n/a             0.10       0.25
TALCG                 n/a          n/a          n/a              n/a       0.25
TALCV                 n/a          n/a          n/a              n/a       0.25
TASI                  n/a          n/a          n/a             0.10       0.25
TAUSE                0.25         0.25         0.25             0.10       0.25

On August 19, 2004, the Board of Trustees approved management's proposal to replace JPMCB with One Group Dealer Services, Inc. as Shareholder Servicing Agent. The foregoing change in the service provider is expected to occur effective February 19, 2005.

JPMCB may enter into service contracts with certain entities under which it will pay all or portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between JPMST,MFG, JPMIF and JPMCB is terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 4.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator, the Advisor and the Distributor have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                                        INSTITUTIONAL     SELECT
FUND                 CLASS A      CLASS B      CLASS C          CLASS      CLASS
----                 -------      -------      -------  -------------     ------
FTAIO               1.80          n/a          n/a             1.00        n/a
TADE                 n/a          n/a          n/a             0.55        n/a
TAEI                0.75          n/a          n/a             0.25       0.50
TALCG                n/a          n/a          n/a              n/a       0.85
TALCV                n/a          n/a          n/a              n/a       0.85
TASI                 n/a          n/a          n/a             0.40*      0.55*
TAUSE               1.10         1.60         1.60             0.70       0.84

* For TASI, effective January 1, 2004, the contractual expense cap changed from 0.35% to 0.40% for Institutional Class and from 0.50% to 0.55% for Select Class.

The contractual expense limitation agreements were in effect for the year ended October 31, 2004. The expense limitation percentages in the table above are due to expire as follows:

                                                                         INSTITUTIONAL     SELECT
FUND                                CLASS A      CLASS B      CLASS C            CLASS      CLASS
----                                -------      -------      -------    --------------    ------
FTAIO                           2/28/06          n/a          n/a          2/28/06        n/a
TADE                                n/a          n/a          n/a          2/28/06        n/a
TAEI                            2/28/06          n/a          n/a          2/28/06    2/28/06
TALCG                               n/a          n/a          n/a              n/a    2/28/06
TALCV                               n/a          n/a          n/a              n/a    2/28/06
TASI                                n/a          n/a          n/a          2/28/06    2/28/06
TAUSE                           2/28/06      2/28/06      2/28/06          2/28/06    2/28/06

On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc., (OGA) an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Administrative fees charged to the Funds will be subject to the same fee structure as those paid to the current Administrator.

JPMCB will begin to provide sub-administrative services to the Funds in 2005. For such services, JPMCB will receive a portion of the fees payable to OGA as Administrator.

The Administrator waived fees and/or reimbursed expenses as outlined in Note
4.F.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended October 31, 2004, the Funds' service providers waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). Neither the Funds' service providers nor the administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                                            CONTRACTUAL WAIVERS
                                      -----------------------------------------------------------------
                                          INVESTMENT                       SHAREHOLDER                       CONTRACTUAL
FUND                                        ADVISORY   ADMINISTRATION        SERVICING            TOTAL   REIMBURSEMENTS
----                                  --------------   --------------   --------------   --------------  ---------------
FTAIO                                 $          114   $          212   $          138   $          464   $           26
TADE                                              --               71              194              265               --
TAEI                                             718            3,198            1,600            5,516               --
TALCG                                             --               --               37               37               --
TALCV                                             10               --               --               10               --
TASI                                              --              353              620              973               --
TAUSE                                             --              508               51              559               28
Total                                 $          842   $        4,342   $        2,640   $        7,824   $           54

                                                            VOLUNTARY WAIVERS
                                      ----------------------------------------------------------
                                      INVESTMENT                    SHAREHOLDER
FUND                                    ADVISORY  ADMINISTRATION      SERVICING      DISTRUBTION    TOTAL
----                                  ----------  --------------    -----------      -----------   --------
FTAIO                                 $       --  $            6   $         --      $        --   $      6

G. OTHER -- Certain officers of the Trusts are officers of JPMorgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisors.

The Funds may use related-party broker/dealers. For the year ended October 31, 2004, FTAIO, TALCV and TAUSE incurred approximately (in thousands) $1, $56 and $270 respectively, in brokerage commissions with broker/dealers affiliated with JPMorgan.

The SEC has granted an exemptive order permitting each Fund to engage in principal transactions with JP Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

5. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended October 31, 2004, are as follows (amounts in thousands):

                                              SHAREHOLDER
FUND                                            SERVICING     DISTRIBUTION   TRANSFER AGENT
----                                       --------------   --------------   --------------
FTAIO
Class A                                    $           14   $           14   $           14
Institutional                                         140               --               32
-------------------------------------------------------------------------------------------
Total                                      $          154   $           14   $           46
TADE
Institutional                              $          194   $           --   $           41

TAEI
Class A                                    $           50   $           50   $           22
Institutional                                       1,674               --               50
Select                                              1,094               --               38
-------------------------------------------------------------------------------------------
Total                                      $        2,818   $           50   $          110
TALCG
Select                                     $          622   $           --   $           22

TALCV
Select                                     $        1,042   $           --   $           25

TASI
Institutional                              $          356   $           --   $           28
Select                                                747               --               25
-------------------------------------------------------------------------------------------
Total                                      $        1,103   $           --   $           53
TAUSE
Class A                                    $           13   $           13   $           30
Class B                                                 7               22               18
Class C                                                 1                3                3
Institutional                                         115               --               18
Select                                              1,934               --               75
-------------------------------------------------------------------------------------------
Total                                      $        2,070   $           38   $          144
-------------------------------------------------------------------------------------------

6. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended October 31, 2004, and the year ended October 31, 2003 are as follows (amounts in thousands):

                                   YEAR ENDED 10/31/04                     YEAR ENDED 10/31/03
                           -------------------------------------   -------------------------------------
                                         NET                                     NET
FUND                       INVESTMENT INCOME       REALIZED GAIN   INVESTMENT INCOME       REALIZED GAIN
----                       -----------------   -----------------   -----------------   -----------------
FTAIO
Class A                    $              71   $              --   $              64   $              --
Class B                                   --                  --                   1                  --
Class C                                   --                  --                  --^                 --
Institutional                          2,702                  --               1,521                  --
--------------------------------------------------------------------------------------------------------
Total                      $           2,773   $              --             $ 1,586   $              --
--------------------------------------------------------------------------------------------------------
TADE
Institutional              $           2,268   $              --   $           2,258   $              --
TAEI
Class A                    $             212   $              --   $             307   $              --
Institutional                         26,154                  --              35,853                  --
Select                                 5,761                  --               6,020                  --
--------------------------------------------------------------------------------------------------------
Total                      $          32,127   $              --   $          42,180   $              --
--------------------------------------------------------------------------------------------------------
TALCG
Select                     $             352*  $              --   $             734   $              --

TALCV
Select                     $           5,476   $              --   $           5,208   $              --

TASI
Institutional              $           8,833   $              --   $           3,989   $              --
Select                                 7,039                  --               1,908                  --
--------------------------------------------------------------------------------------------------------
Total                      $          15,872   $              --   $           5,897   $              --
--------------------------------------------------------------------------------------------------------
TAUSE
Class A                    $              30   $              --   $              22   $              --
Class B                                    4                  --                   5                  --
Class C                                    1                  --                   1                  --
Institutional                          1,561                  --                 988                  --
Select                                 6,243                  --               3,076                  --
--------------------------------------------------------------------------------------------------------
Total                      $           7,839   $              --   $           4,092   $              --
--------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* TALCG includes return of capital distributions in the amount (in thousands) of $123.

7. INVESTMENT TRANSACTIONS

For the year ended October 31, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                  PURCHASES             SALES         PURCHASES             SALES
                            (EXCLUDING U.S.   (EXCLUDING U.S.           OF U.S.           OF U.S.
FUND                            GOVERNMENT)       GOVERNMENT)        GOVERNMENT        GOVERNMENT
----                       ----------------   ---------------   ---------------   ---------------
FTAIO                       $       132,653   $       147,948   $            --   $            --
TADE                                 64,613            60,135                --                --
TAEI                              1,636,359         3,058,150                --            35,672
TALCG                               316,111           384,272                --                --
TALCV                               293,242           162,725                --                --
TASI                              1,121,978           950,540           236,644           278,384
TAUSE                               724,014           519,046                --                --

8. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2004, are as follows (amounts in thousands):

                                                        GROSS             GROSS    NET UNREALIZED
                                  AGGREGATE        UNREALIZED        UNREALIZED      APPRECIATION
FUND                                   COST      APPRECIATION      DEPRECIATION    (DEPRECIATION)
----                       ----------------   ---------------   ---------------   ---------------
FTAIO                       $       119,454   $        21,640   $        (1,349)  $        20,291
TADE                                178,294            31,043            (7,907)           23,136
TAEI                              1,143,991             1,703              (931)              772
TALCG                               193,131            15,185            (8,477)            6,708
TALCV                               497,686            63,119           (13,928)           49,191
TASI                                692,338             4,571            (2,032)            2,539
TAUSE                               956,778            79,575           (24,968)           54,607

The tax character of distributions paid during the years ended October 31, 2004, and October 31, 2003, respectively were as follows (amounts in thousands):

                                 ORDINARY      TAX EXEMPT       LONG-TERM       RETURN OF           TOTAL
FUND                               INCOME          INCOME    CAPITAL GAIN         CAPITAL   DISTRIBUTIONS
----                        -------------   -------------   -------------   -------------   -------------
YEAR ENDED
10/31/04
FTAIO                       $       2,773   $          --   $          --   $          --   $       2,773
TADE                                2,268              --              --              --           2,268
TAEI                                9,896          22,231              --              --          32,127
TALCG                                 229              --              --             123             352
TALCV                               5,476              --              --              --           5,476
TASI                                2,708          13,164              --              --          15,872
TAUSE                               7,839              --              --              --           7,839

                                 ORDINARY      TAX EXEMPT       LONG-TERM       RETURN OF           TOTAL
FUND                               INCOME          INCOME    CAPITAL GAIN         CAPITAL   DISTRIBUTIONS
----                        -------------   -------------   -------------   -------------   -------------
YEAR ENDED
10/31/04
FTAIO                       $       1,586       $      --         $    --         $    --   $       1,586
TADE                                2,258              --              --              --           2,258
TAEI                               17,259          24,921              --              --          42,180
TALCG                                 734              --              --              --             734
TALCV                               5,208              --              --              --           5,208
TASI @                              1,442           4,455              --              --           5,897
TAUSE                               4,092              --              --              --           4,092

@ For the period 12/20/02 to 10/31/03.

At October 31, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                                         FTAIO          TADE          TAEI
                                                                    ----------    ----------    ----------
Current distributable ordinary income                               $    2,654    $      171    $      262
Current distributable tax-exempt income                                     --            --            45
Plus/Less: cumulative timing differences                                   (--)^         (--)^        (820)
Undistributed ordinary income or
(overdistribution of ordinary income)                               $    2,654    $      171    $     (513)
Current distributable long-term capital
gain or (tax basis capital loss carryover)                          $  (40,762)   $ (120,454)   $  (23,448)
Plus/Less: cumulative timing differences                                    --            --            --
Undistributed long-term gains/
accumulated capital loss                                            $  (40,762)   $ (120,454)   $  (23,448)
Unrealized appreciation (depreciation)                              $   20,272    $   23,136    $     (535)

                                                                         TALCG         TALCV          TASI
                                                                    ----------    ----------    ----------
Current distributable ordinary income                               $       --    $       --    $      232
Current distributable tax-exempt income                                     --            --         1,360
Plus/Less: cumulative timing differences                                   (27)         (512)       (1,281)
Undistributed ordinary income or
(overdistribution of ordinary income)                               $      (27)   $     (512)   $      311
Current distributable long-term capital
gain or (tax basis capital loss carryover)                          $ (121,512)   $  (31,001)   $   (7,975)
Plus/Less: cumulative timing differences                                    --            --            --
Undistributed long-term gains/
accumulated capital loss                                            $ (121,512)   $  (31,001)   $   (7,975)
Unrealized appreciation (depreciation)                              $    6,708    $   49,191    $    2,111

^ Amount rounds to less than one thousand.

                                                                          TAUSE
                                                                    -----------
Current distributable ordinary income                               $      593
Plus/Less: cumulative timing differences                                   (10)
Undistributed ordinary income or
(overdistribution of ordinary income)                               $      583
Current distributable long-term capital
gain or (tax basis capital loss carryover)                          $  (72,017)
Plus/Less: cumulative timing differences                                    --
Undistributed long-term gains/
accumulated capital loss                                            $  (72,017)
Unrealized appreciation (depreciation)                              $   54,607

For TALCG, TALCV and TAUSE, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sale loss deferrals. For FTAIO, the difference between book and tax basis unrealized appreciation/(depreciation) is due to wash sale loss deferrals, the mark to market of forward currency exchange contracts and investments in PFIC. For TAEI, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to the mark to market of futures contracts. For TASI, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales loss deferrals and the mark to market of futures contracts. For TADE, the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales loss deferrals and REIT basis adjustments. For FTAIO, TADE, TALCG and TAUSE, the cumulative timing difference account primarily consists of deferred compensation. For TAEI, TALCV, and TASI, the cumulative timing difference account primarily consists of deferred compensation and dividends payable.

At October 31, 2004, the following Funds have capital loss carryovers, which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands):

                                                                                              EXPIRATION
FUND                                                                           AMOUNT               DATE
----                                                                -----------------   ----------------
FTAIO                                                               $        (23,569)   October 31, 2010
                                                                             (17,193)   October 31, 2011
--------------------------------------------------------------------------------------------------------
Total                                                                        (40,762)
--------------------------------------------------------------------------------------------------------
TADE                                                                $        (17,204)   October 31, 2008
                                                                             (36,384)   October 31, 2009
                                                                             (50,933)   October 31, 2010
                                                                             (15,933)   October 31, 2011
--------------------------------------------------------------------------------------------------------
Total                                                                       (120,454)
--------------------------------------------------------------------------------------------------------
TAEI                                                                $         (1,458)   October 31, 2010
                                                                              (6,200)   October 31, 2011
                                                                             (15,790)   October 31, 2012
--------------------------------------------------------------------------------------------------------
Total                                                                        (23,448)
--------------------------------------------------------------------------------------------------------
TALCG                                                               $        (50,267)   October 31, 2009
                                                                             (37,056)   October 31, 2010
                                                                             (30,037)   October 31, 2011
                                                                              (4,152)   October 31, 2012
--------------------------------------------------------------------------------------------------------
Total                                                                       (121,512)
--------------------------------------------------------------------------------------------------------
TALCV                                                               $        (21,646)   October 31, 2010
                                                                              (9,355)   October 31, 2011
--------------------------------------------------------------------------------------------------------
Total                                                                        (31,001)
--------------------------------------------------------------------------------------------------------
TASI                                                                $         (4,405)   October 31, 2011
                                                                              (3,570)   October 31, 2012
--------------------------------------------------------------------------------------------------------
Total                                                                         (7,975)
--------------------------------------------------------------------------------------------------------

                                                                                               EXPIRATION
FUND                                                                            AMOUNT               DATE
----                                                                ------------------   ----------------
TAUSE*                                                              $          (6,399)   October 31, 2007
                                                                               (6,281)   October 31, 2008
                                                                              (21,016)   October 31, 2009
                                                                              (28,103)   October 31, 2010
                                                                              (10,218)   October 31, 2011
---------------------------------------------------------------------------------------------------------
Total                                                                         (72,017)
---------------------------------------------------------------------------------------------------------

* The TAUSE capital loss carryover includes $26,024 (amount in thousands) of losses acquired from JPMorgan Select Large Cap Equity Fund. Utilization of these losses will be subject to an annual limitation as prescribed by the Internal Revenue Code.

During the year ended October 31, 2004, FTAIO, TADE, TALCV and TAUSE utilized capital loss carryovers of $16,747, $7,488, $5,815 and $16,016, respectively (amounts in thousands).

9. BANK BORROWINGS

Pursuant to a Line of Credit Agreement dated April 17, 2003 the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement has been extended to April 14, 2005.

The Funds had no borrowings outstanding at October 31, 2004 nor at anytime during the year then ended.

10. CONCENTRATIONS AND INDEMNIFICATIONS

FTAIO may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject FTAIO to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap and option agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

As to illiquid investments, a Fund is subject to the risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their fair value, the value of the Fund's net assets could be adversely affected.

As of October 31, 2004 substantially all of the net assets of FTAIO consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of investment income from such securities.

As of October 31, 2004 FTAIO invested 26.2% of its total investments in the United Kingdom. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

11. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank name is JPMorgan Chase Bank, National Association.

12. SUBSEQUENT EVENT

On November 11, 2004, The Board of Directors approved the following:

   1. For Class A Shares, the maximum front-end sales charge was reduced from 5.75% to 5.25% for shares purchased on or after November 15, 2004 of the Tax Aware International Opportunities Fund.

   2. For shares of the Tax Aware International Opportunities Fund purchased on or after February 19, 2005, shareholders will pay a 2% redemption fee if they exchange or redeem shares of this Fund within 60 days of the date of purchase. As described in the Fund's prospectus, this fee may be in addition to any applicable contingent deferred sales charge. The redemption fees will be paid to the respective Funds to offset the impact of fluctuations in asset levels and cash flow caused by short-term shareholder trading in these Funds.

Capital share tranactions were as follows for the periods presented (Amounts in thousands):

                                                                  FLEMING TAX AWARE INTERNATIONAL
                                                                         OPPORTUNITIES FUND
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS A SHARES
AMOUNT
    Shares sold                                                 $            392    $          3,769
    Shares issued in reinvestment
    of distributions                                                          25                  22
    Shares redeemed                                                       (2,146)             (5,998)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $         (1,729)   $         (2,207)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               26                 358
    Shares issued in reinvestment
    of distributions                                                           2                   2
    Shares redeemed                                                         (145)               (546)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (117)               (186)
----------------------------------------------------------------------------------------------------
CLASS B*
AMOUNT
    Shares sold                                                 $             --    $             21
    Shares issued in reinvestment
    of distributions                                                          --                   1
    Shares redeemed                                                           --                 (84)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $             --    $            (62)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               --                   2
    Shares issued in reinvestment
    of distributions                                                          --                  --^
    Shares redeemed                                                           --                  (7)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                        --                  (5)
----------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* Class ceased operations as of September 12, 2003.

                                                                  FLEMING TAX AWARE INTERNATIONAL
                                                                   OPPORTUNITIES FUND (CONTINUED)
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS C*
AMOUNT
    Shares sold                                                 $             --    $            825
    Shares issued in reinvestment
    of distributions                                                          --                  --^
    Shares redeemed                                                           --                (836)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $             --    $            (11)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               --                  75
    Shares issued in reinvestment
    of distributions                                                          --                  --^
    Shares redeemed                                                           --                 (76)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                        --                  (1)
----------------------------------------------------------------------------------------------------
INSTITUTIONAL
AMOUNT
    Shares sold                                                 $         26,988    $         27,732
    Shares issued in reinvestment
    of distributions                                                         473                 336
    Shares redeemed                                                      (40,258)            (67,484)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $        (12,797)   $        (39,416)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            1,868               2,472
    Shares issued in reinvestment
    of distributions                                                          34                  30
    Shares redeemed                                                       (2,734)             (6,140)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (832)             (3,638)
----------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.
* Class ceased operations as of September 12, 2003.

                                                                 TAX AWARE DISCIPLINED EQUITY FUND
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
INSTITUTIONAL
AMOUNT
    Shares sold                                                 $         44,535    $         34,911
    Subscription in-kind                                                      --              21,173
    Shares issued in reinvestment
    of distributions                                                       1,660               1,703
    Shares redeemed                                                      (35,388)            (81,796)
    Redemption in-kind                                                    (6,389)            (22,866)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $          4,418    $        (46,875)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,963               2,855
    Subscription in-kind                                                      --               1,812
    Shares issued in reinvestment
    of distributions                                                         110                 140
    Shares redeemed                                                       (2,353)             (6,791)
    Redemption in-kind                                                      (432)             (1,647)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                       288              (3,631)
----------------------------------------------------------------------------------------------------

                                                                   TAX AWARE ENHANCED INCOME FUND
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS A
 AMOUNT
    Shares sold                                                 $         17,062    $         26,951
    Shares issued in reinvestment
    of distributions                                                         184                 263
    Shares redeemed                                                      (23,733)            (23,564)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $         (6,487)   $          3,650
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            1,702               2,668
    Shares issued in reinvestment
    of distributions                                                          18                  26
    Shares redeemed                                                       (2,370)             (2,333)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                      (650)                361
----------------------------------------------------------------------------------------------------
INSTITUTIONAL
AMOUNT
    Shares sold                                                 $        764,339    $      1,652,863
    Shares issued in reinvestment
    of distributions                                                      19,955              30,174
    Shares redeemed                                                   (2,095,973)         (1,278,324)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $     (1,311,679)   $        404,713
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           76,296             163,883

    Shares issued in reinvestment
    of distributions                                                       1,993               2,994
    Shares redeemed                                                     (209,584)           (126,874)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                  (131,295)             40,003
----------------------------------------------------------------------------------------------------
SELECT
AMOUNT
    Shares sold                                                 $        184,937    $        417,915
    Shares issued in reinvestment
    of distributions                                                       1,865               3,056
    Shares redeemed                                                     (265,209)           (253,391)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $        (78,407)   $        167,580
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           18,418              41,364
    Shares issued in reinvestment
    of distributions                                                         186                 303
    Shares redeemed                                                      (26,468)            (25,111)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    (7,864)             16,556
----------------------------------------------------------------------------------------------------

                                           TAX AWARE LARGE CAP GROWTH FUND        TAX AWARE LARGE CAP VALUE FUND
                                         -----------------------------------    -----------------------------------
                                               YEAR ENDED         YEAR ENDED          YEAR ENDED         YEAR ENDED
                                         OCTOBER 31, 2004   OCTOBER 31, 2003    OCTOBER 31, 2004   OCTOBER 31, 2003
                                         ----------------   ----------------    ----------------   ----------------
SELECT
AMOUNT
    Shares sold                          $         22,915    $        35,341    $        220,279   $         55,219
    Shares issued in reinvestment
    of distributions                                    7                 15                 228                121
    Shares redeemed                               (91,978)           (57,206)            (81,724)           (85,359)
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                   $        (69,056)   $       (21,850)   $        138,783   $        (30,019)
-------------------------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                     1,535              2,626              10,750              3,339
    Shares issued in reinvestment
    of distributions                                   --^                 1                  11                  7
    Shares redeemed                                (6,168)            (4,180)             (4,029)            (5,101)
-------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                             (4,633)            (1,553)              6,732             (1,755)
-------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                                    TAX AWARE SHORT-INTERMEDIATE
                                                                             INCOME FUND
                                                                ------------------------------------
                                                                      YEAR ENDED        PERIOD ENDED
                                                                OCTOBER 31, 2004   OCTOBER 31, 2003*
                                                                ----------------    ----------------
INSTITUTIONAL
AMOUNT
    Shares sold                                                 $        195,778   $         374,926
    Shares issued in reinvestment
    of distributions                                                       3,205               1,400
    Shares redeemed                                                     (182,856)            (39,517)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $         16,127   $         336,809
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           19,505              37,278
    Shares issued in reinvestment
    of distributions                                                         321                 139
    Shares redeemed                                                      (18,371)             (3,931)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                     1,455              33,486
----------------------------------------------------------------------------------------------------
SELECT
AMOUNT
    Shares sold                                                 $        209,358   $         216,722
    Shares issued in reinvestment
    of distributions                                                         771                 322
    Shares redeemed                                                      (51,980)            (15,921)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $        158,149   $         201,123
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           20,885              21,556
    Shares issued in reinvestment
    of distributions                                                          77                  32
    Shares redeemed                                                       (5,230)             (1,579)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    15,732              20,009
----------------------------------------------------------------------------------------------------

* From commencement of offering on December 20, 2002.

                                                                     TAX AWARE U.S. EQUITY FUND
                                                                ------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS A
AMOUNT
    Shares sold                                                 $          1,499    $            759
    Shares issued in reinvestment
    of distributions                                                          28                  19
    Shares redeemed                                                       (1,553)             (1,365)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $            (26)   $           (587)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                               95                  57
    Shares issued in reinvestment
    of distributions                                                           2                   1
    Shares redeemed                                                          (97)               (105)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                        --^                (47)
----------------------------------------------------------------------------------------------------
CLASS B
AMOUNT
    Shares sold                                                 $            133    $            708
    Shares issued in reinvestment
    of distributions                                                           4                   5
    Shares redeemed                                                         (415)             (1,093)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                          $           (278)   $           (380)
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                8                  54
    Shares issued in reinvestment
    of distributions                                                          --^                 --^
    Shares redeemed                                                          (26)                (81)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                       (18)                (27)
----------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                              TAX AWARE U.S. EQUITY FUND (CONTINUED)
                                                              --------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
CLASS C
AMOUNT
    Shares sold                                               $               82    $            162
    Shares issued in reinvestment
    of distributions                                                          --^                  --^
    Shares redeemed                                                           (2)               (105)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        $               80    $             57
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                5                  12
    Shares issued in reinvestment
    of distributions                                                          --^                 --^
    Shares redeemed                                                          (--)^                (8)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                         5                   4
----------------------------------------------------------------------------------------------------
INSTITUTIONAL
AMOUNT
    Shares sold                                               $           27,738    $         72,814
    Shares issued in reinvestment
    of distributions                                                       1,217                 700
    Shares redeemed                                                      (22,288)            (20,456)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        $            6,667    $         53,058
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                            2,474               7,469
    Shares issued in reinvestment
    of distributions                                                         107                  72
    Shares redeemed                                                       (1,977)             (2,100)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                       604               5,441
----------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                                              TAX AWARE U.S. EQUITY FUND (CONTINUED)
                                                              --------------------------------------
                                                                      YEAR ENDED          YEAR ENDED
                                                                OCTOBER 31, 2004    OCTOBER 31, 2003
                                                                ----------------    ----------------
SELECT
AMOUNT
    Shares sold                                               $          310,508    $        211,352
    Shares issued in connection with
    Fund Reorganization (Note 2)                                              --             241,297
    Shares issued in reinvestment
    of distributions                                                       1,323               1,080
    Shares redeemed                                                     (119,197)            (90,106)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        $          192,634    $        363,623
----------------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                           19,498              15,611
    Shares issued in connection with
    Fund Reorganization (Note 2)                                              --              18,573
    Shares issued in reinvestment
    of distributions                                                          82                  80
    Shares redeemed                                                       (7,489)             (6,534)
----------------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                    12,091              27,730
----------------------------------------------------------------------------------------------------

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                $  13.36        0.08^          1.74         1.82         0.16             --            0.16
Year Ended 10/31/03                $  10.90        0.06^          2.51         2.57         0.11             --            0.11
Year Ended 10/31/02                $  12.38        0.06          (1.53)       (1.47)        0.01             --            0.01
4/30/01* Through 10/31/01          $  15.00        0.08^         (2.70)       (2.62)          --             --              --

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                $  10.05        0.11          (0.06)        0.05         0.11             --            0.11
Year Ended 10/31/03                $  10.08        0.14          (0.03)        0.11         0.14             --            0.14
11/30/01* Through 10/31/02         $  10.10        0.16          (0.01)        0.15         0.16           0.01            0.17

TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  14.89        0.08^          1.28         1.36         0.09             --            0.09
Year Ended 10/31/03                $  12.86        0.09^          2.01         2.10         0.07             --            0.07
Year Ended 10/31/02                $  15.58        0.10          (2.71)       (2.61)        0.11             --            0.11
4/16/01* Through 10/31/01          $  16.88        0.03^         (1.27)       (1.24)        0.06             --            0.06

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding.
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                   ANNUAL REPORT OCTOBER 31 2004

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (1)(b)     (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      -------------   ------------      --------       ----------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                $  15.02       13.74%                $   5          1.69%            0.58%
Year Ended 10/31/03                $  13.36       23.77%                $   6          1.80%            0.54%
Year Ended 10/31/02                $  10.90      (11.85%)               $   7          1.80%            0.40%
4/30/01* Through 10/31/01          $  12.38      (17.47%)               $   4          1.80%            0.29%

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                $   9.99        0.47%                $  16          0.75%            1.04%
Year Ended 10/31/03                $  10.05        1.12%                $  22          0.75%            1.38%
11/30/01* Through 10/31/02         $  10.08        1.42%                $  19          0.75%            1.55%

TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  16.16        9.15%                $   5          1.10%            0.57%
Year Ended 10/31/03                $  14.89       16.37%                $   5          1.10%            0.68%
Year Ended 10/31/02                $  12.86      (16.89%)               $   5          1.10%            0.52%
4/16/01* Through 10/31/01          $  15.58       (7.38%)               $   1          1.04%            0.33%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS             RATE (b)
                                   --------------------       --------------------            ---------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                                1.97%                      0.30%                  93%
Year Ended 10/31/03                                2.41%                     (0.07%)                 79%
Year Ended 10/31/02                                2.37%                     (0.17%)                 97%
4/30/01* Through 10/31/01                          5.48%+                    (3.39%)+                43%

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                                1.03%                      0.76%                  95%
Year Ended 10/31/03                                1.00%                      1.13%                 241%
11/30/01* Through 10/31/02                         1.06%                      1.23%                 186%

TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                                1.74%                     (0.07%)                 59%
Year Ended 10/31/03                                1.90%                     (0.12%)                 13%
Year Ended 10/31/02                                1.88%                     (0.26%)                 27%
4/16/01* Through 10/31/01                          8.73%+                    (7.36%)+                22%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  14.75        0.01^          1.26         1.27         0.02             --            0.02
Year Ended 10/31/03                $  12.76        0.02^          1.99         2.01         0.02             --            0.02
Year Ended 10/31/02                $  15.47        0.03          (2.71)       (2.68)        0.03             --            0.03
4/16/01* Through 10/31/01          $  16.88       (0.03)^        (1.33)       (1.36)        0.05             --            0.05

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding
(1) Total return figures do not include the effect of any front-end or deferred sales load.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                        PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (1)(b)     (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      -------------   ------------      --------       ----------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  16.00        8.62%                 $  3          1.60%            0.07%
Year Ended 10/31/03                $  14.75       15.82%                 $  3          1.60%            0.18%
Year Ended 10/31/02                $  12.76      (17.35%)                $  3          1.60%            0.00%^^
4/16/01* Through 10/31/01          $  15.47       (8.09%)                $  1          1.60%           (0.35%)

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS              RATE (b)
                                   --------------------       --------------------            ---------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                                2.24%                     (0.57%)                 59%
Year Ended 10/31/03                                2.40%                     (0.62%)                 13%
Year Ended 10/31/02                                2.39%                     (0.79%)                 27%
4/16/01* Through 10/31/01                          7.71%+                    (6.46%)+                22%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.
  + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  14.72        0.02^          1.25         1.27         0.02             --            0.02
Year Ended 10/31/03                $  12.74        0.02^          1.99         2.01         0.03             --            0.03
Year Ended 10/31/02                $  15.45        0.04          (2.71)       (2.67)        0.04             --            0.04
4/16/01* Through 10/31/01          $  16.88       (0.02)^        (1.35)       (1.37)        0.06             --            0.06

  * Commencement of offering of class of shares.
  ^ Calculated based on average shares outstanding
(1) Total return figures do not include the effect of any front-end or deferred sales load.
(b) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (1)(b)     (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      -------------   ------------      --------       ----------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  15.97        8.66%                $  --@         1.60%            0.07%
Year Ended 10/31/03                $  14.72       15.80%                $  --@         1.60%            0.18%
Year Ended 10/31/02                $  12.74      (17.35%)               $  --@         1.60%            0.00%^^
4/16/01* Through 10/31/01          $  15.45       (8.16%)               $  --@         1.57%           (0.17%)

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS              RATE (b)
                                   --------------------       --------------------           ------------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                                2.24%                     (0.57%)                 59%
Year Ended 10/31/03                                2.40%                     (0.62%)                 13%
Year Ended 10/31/02                                2.38%                     (0.78%)                 27%
4/16/01* Through 10/31/01                         23.55%+                   (22.15%)+                22%

 @ Amount rounds to less than one million.
^^ Amount rounds to less than .005%.
 # Short periods have been annualized.
 + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                $  13.60        0.19^          1.75         1.94         0.27             --            0.27
Year Ended 10/31/03                $  11.02        0.15^          2.55         2.70         0.12             --            0.12
Year Ended 10/31/02                $  12.43        0.14          (1.51)       (1.37)        0.04             --            0.04
5/1/01* Through 10/31/01           $  15.00        0.07^         (2.64)       (2.57)          --             --              --

TAX AWARE DISCIPLINED
EQUITY FUND
Year Ended 10/31/04                $  14.02        0.16           1.29         1.45         0.17             --            0.17
Year Ended 10/31/03                $  11.74        0.15           2.28         2.43         0.15             --            0.15
Year Ended 10/31/02                $  14.36        0.14          (2.57)       (2.43)        0.19             --            0.19
Year Ended 10/31/01                $  18.87        0.14          (4.57)       (4.43)        0.08             --            0.08
Year Ended 10/31/00                $  18.19        0.15           0.68         0.83         0.15             --            0.15

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                $  10.05        0.15          (0.06)        0.09         0.16             --            0.16
Year Ended 10/31/03                $  10.07        0.19          (0.02)        0.17         0.19             --            0.19
Year Ended 10/31/02                $  10.10        0.22          (0.01)        0.21         0.23           0.01            0.24
Year Ended 10/31/01^^              $   9.95        0.39           0.15         0.54         0.39             --            0.39
Year Ended 10/31/00                $   9.95        0.45             --         0.45         0.45             --            0.45

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                $  10.05        0.26          (0.06)        0.20         0.25             --            0.25
12/20/02* Through 10/31/03         $  10.00        0.20^          0.04         0.24         0.19             --            0.19

 * Commencement of offering of class of shares.
^^ On August 17, 2001, the class underwent a reverse split of shares. Prior periods have been restated to reflect the split (1 to 5).
 ^ Calculated based on average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (b)        (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      ----------       -----------      --------       ----------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                $  15.27       14.44%              $   139          1.00%            1.31%
Year Ended 10/31/03                $  13.60       24.74%              $   135          1.00%            1.31%
Year Ended 10/31/02                $  11.02      (11.08%)             $   149          1.00%            1.08%
5/1/01* Through 10/31/01           $  12.43      (17.13%)             $   176          1.00%            1.09%

TAX AWARE DISCIPLINED
EQUITY FUND
Year Ended 10/31/04                $  15.30       10.40%              $   202          0.55%            1.14%
Year Ended 10/31/03                $  14.02       20.91%              $   181          0.55%            1.21%
Year Ended 10/31/02                $  11.74      (17.13%)             $   194          0.55%            0.93%
Year Ended 10/31/01                $  14.36      (23.55%)             $   313          0.55%            0.77%
Year Ended 10/31/00                $  18.87        4.54%              $   478          0.55%            0.78%

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                $   9.98        0.88%              $   744          0.25%            1.55%
Year Ended 10/31/03                $  10.05        1.73%              $ 2,068          0.25%            1.88%
Year Ended 10/31/02                $  10.07        2.01%              $ 1,671          0.25%            2.20%
Year Ended 10/31/01^^              $  10.10        5.63%              $   951          0.25%            3.80%
Year Ended 10/31/00                $   9.95        4.55%              $   299          0.25%            4.43%

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                $  10.00        2.02%              $   350          0.40%            2.49%
12/20/02* Through 10/31/03         $  10.05        2.41%              $   336          0.35%            2.34%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS                 RATE (b)
                                   --------------------       --------------------           ------------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
Year Ended 10/31/04                                1.34%                      0.97%                  93%
Year Ended 10/31/03                                1.41%                      0.90%                  79%
Year Ended 10/31/02                                1.32%                      0.76%                  97%
5/1/01* Through 10/31/01                           1.33%                      0.76%                  43%

TAX AWARE DISCIPLINED
EQUITY FUND
Year Ended 10/31/04                                0.69%                      1.00%                  31%
Year Ended 10/31/03                                0.71%                      1.05%                  46%
Year Ended 10/31/02                                0.70%                      0.78%                  60%
Year Ended 10/31/01                                0.60%                      0.72%                  44%
Year Ended 10/31/00                                0.59%                      0.74%                  51%

TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                                0.53%                      1.27%                  95%
Year Ended 10/31/03                                0.53%                      1.60%                 241%
Year Ended 10/31/02                                0.54%                      1.90%                 186%
Year Ended 10/31/01^^                              0.50%                      3.55%                 142%
Year Ended 10/31/00                                0.50%                      4.18%                 172%

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                                0.55%                      2.34%                 185%
12/20/02* Through 10/31/03                         0.57%                      2.12%                 274%

(b) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL CLASS SHARES

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                  ---------  ----------   ------------   ----------   ----------  -------------   -------------
TAX AWARE U.S EQUITY FUND
Year Ended 10/31/04                $  10.57        0.11^          0.90         1.01         0.15             --            0.15
Year Ended 10/31/03                $   9.17        0.11^          1.42         1.53         0.13             --            0.13
Year Ended 10/31/02                $  11.15        0.12          (1.94)       (1.82)        0.16             --            0.16
Year Ended 10/31/01                $  14.73        0.08^         (3.55)       (3.47)        0.11             --            0.11
9/15/00* Through 10/31/00          $  15.00        0.01^         (0.28)       (0.27)          --             --              --

* Commencement of offering of class of shares.
^ Calculated based on average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (b)        (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      ----------       -----------      --------       ----------
TAX AWARE U.S EQUITY FUND
Year Ended 10/31/04                $  11.42        9.50%               $  120         0.70%             0.97%
Year Ended 10/31/03                $  10.57       16.89%               $  105         0.70%             1.09%
Year Ended 10/31/02                $   9.17      (16.50%)              $   41         0.70%             0.92%
Year Ended 10/31/01                $  11.15      (23.67%)              $   12         0.70%             0.69%
9/15/00* Through 10/31/00          $  14.73       (1.80%)              $   --@        0.70%             0.51%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS                 RATE (b)
                                   --------------------       --------------------            -------------
TAX AWARE U.S EQUITY FUND
Year Ended 10/31/04                                0.76%                      0.91%                  59%
Year Ended 10/31/03                                0.79%                      1.00%                  13%
Year Ended 10/31/02                                0.84%                      0.78%                  27%
Year Ended 10/31/01                                0.93%                      0.46%                  22%
9/15/00* Through 10/31/00                          0.85%                      0.36%                  15%

(b) Not annualized for periods less than one year.
  @ Amount rounds to less than one million.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                              PER SHARE OPERATING PERFORMANCE:
                               --------------------------------------------------------------------------------------------------
                                           INCOME FROM INVESTMENT OPERATIONS:                      LESS DISTRIBUTIONS:
                                          ------------------------------------  -------------------------------------------------
                                                         NET GAINS
                                                      OR LOSSES ON
                               NET ASSET         NET    SECURITIES               DIVIDENDS
                                  VALUE,  INVESTMENT         (BOTH  TOTAL FROM    FROM NET  DISTRIBUTIONS  RETURN
                               BEGINNING      INCOME  REALIZED AND  INVESTMENT  INVESTMENT   FROM CAPITAL      OF          TOTAL
                               OF PERIOD      (LOSS)   UNREALIZED)  OPERATIONS      INCOME          GAINS  CAPITAL  DISTRIBUTIONS
                               ---------  ----------  ------------  ----------  ----------  -------------  -------  -------------
TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04             $  10.06        0.13         (0.07)       0.06        0.13             --       --           0.13
Year Ended 10/31/03             $  10.08        0.17         (0.02)       0.15        0.17             --       --           0.17
Year Ended 10/31/02             $  10.11        0.20         (0.02)       0.18        0.20           0.01       --           0.21
Year Ended 10/31/01^^           $   9.95        0.36          0.16        0.52        0.36             --       --           0.36
Year Ended 10/31/00             $   9.95        0.40            --        0.40        0.40             --       --           0.40

TAX AWARE LARGE CAP
GROWTH FUND@
Year Ended 10/31/04             $  14.79        0.01         (0.04)      (0.03)       0.01             --     0.01           0.02
Year Ended 10/31/03             $  13.03        0.05          1.75        1.80        0.04             --       --           0.04
01/01/02 Through 10/31/02 **    $  17.39        0.04         (4.36)      (4.32)       0.04             --       --           0.04
11/01/01 Through 12/31/01 ***   $  16.32        0.02          1.07        1.09        0.02             --       --           0.02
Year Ended 10/31/01             $  42.93        0.04        (11.41)     (11.37)       0.04          15.20       --          15.24
Year Ended 10/31/00             $  47.54        0.04         (0.07)      (0.03)       0.03           4.55       --           4.58

TAX AWARE LARGE CAP
VALUE FUND@@
Year Ended 10/31/04             $  18.65        0.25          2.56        2.81        0.27             --       --           0.27
Year Ended 10/31/03             $  16.01        0.26          2.64        2.90        0.26             --       --           0.26
1/1/02 Through 10/31/02 **      $  19.74        0.22         (3.74)      (3.52)       0.21             --       --           0.21
11/1/01 Through 12/31/01 ***    $  18.44        0.03          1.30        1.33        0.03             --       --           0.03
Year Ended 10/31/01             $  25.57        0.20         (5.41)      (5.21)       0.19           1.73       --           1.92
Year Ended 10/31/00             $  27.53        0.21          1.40        1.61        0.17           3.40       --           3.57

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04             $  10.05        0.23         (0.05)       0.18        0.23             --       --           0.23
12/20/02* Through 10/31/03      $  10.00        0.19^         0.04        0.23        0.18             --       --           0.18

 @ Formerly JPMorgan Select Equity Fund.
^^ On August 17, 2001, the class underwent a reverse split of shares. Prior periods have been restated to reflect the split (1 to 5).
 ^ Calculated based on average shares outstanding
 * Commencement of offering of class of shares.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                               PER SHARE OPERATING PERFORMANCE:             RATIOS/SUPPLEMENTAL DATA:
                               --------------------------------   ------------------------------------------
                                                                               RATIOS TO AVERAGE NET ASSETS: #
                                                                               -------------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN (b)        (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      ----------       -----------      --------       ----------
TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                 $  9.99        0.63%               $  362          0.50%            1.30%
Year Ended 10/31/03                 $ 10.06        1.48%               $  444          0.50%            1.61%
Year Ended 10/31/02                 $ 10.08        1.75%               $  278          0.50%            1.94%
Year Ended 10/31/01^^               $ 10.11        5.47%               $  186          0.50%            3.51%
Year Ended 10/31/00                 $  9.95        4.29%               $   37          0.50%            4.23%

TAX AWARE LARGE CAP
GROWTH FUND@
Year Ended 10/31/04                 $ 14.74       (0.21%)              $  199          0.85%            0.07%
Year Ended 10/31/03                 $ 14.79       13.84%               $  268          0.85%            0.35%
01/01/02 Through 10/31/02 **        $ 13.03      (24.84%)              $  257          0.68%            0.34%
11/01/01 Through 12/31/01 ***       $ 17.39        6.70%               $  433          0.55%            0.56%
Year Ended 10/31/01                 $ 16.32      (33.30%)              $  423          0.49%            0.21%
Year Ended 10/31/00                 $ 42.93       (0.91%)              $  839          0.47%            0.08%

TAX AWARE LARGE CAP
VALUE FUND@@
Year Ended 10/31/04                 $ 21.19       15.12%               $  539          0.85%            1.20%
Year Ended 10/31/03                 $ 18.65       18.34%               $  349          0.85%            1.55%
1/1/02 Through 10/31/02 **          $ 16.01      (17.94%)              $  327          0.79%            1.43%
11/1/01 Through 12/31/01 ***        $ 19.74        7.20%               $  415          0.69%            0.91%
Year Ended 10/31/01                 $ 18.44      (21.43%)              $  406          0.69%            0.93%
Year Ended 10/31/00                 $ 25.57        6.35%               $  625          0.68%            0.83%

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                 $ 10.00        1.86%               $  357          0.55%            2.38%
12/20/02* Through 10/31/03          $ 10.05        2.28%               $  201          0.50%            2.22%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS: #
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,            PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS             TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS                 RATE (b)
                                   --------------------       --------------------            -------------
TAX AWARE ENHANCED
INCOME FUND
Year Ended 10/31/04                                0.68%                      1.12%                  95%
Year Ended 10/31/03                                0.69%                      1.42%                 241%
Year Ended 10/31/02                                0.70%                      1.74%                 186%
Year Ended 10/31/01^^                              0.67%                      3.34%                 142%
Year Ended 10/31/00                                0.67%                      4.06%                 172%

TAX AWARE LARGE CAP
GROWTH FUND@
Year Ended 10/31/04                                0.87%                      0.05%                 129%
Year Ended 10/31/03                                0.87%                      0.33%                  35%
01/01/02 Through 10/31/02 **                       0.85%                      0.17%                  46%
11/01/01 Through 12/31/01 ***                      0.85%                      0.26%                   3%
Year Ended 10/31/01                                0.85%                     (0.15%)                 84%
Year Ended 10/31/00                                0.80%                     (0.25%)                 74%

TAX AWARE LARGE CAP
VALUE FUND@@
Year Ended 10/31/04                                0.85%                      1.20%                  39%
Year Ended 10/31/03                                0.85%                      1.55%                  33%
1/1/02 Through 10/31/02 **                         0.85%                      1.37%                  80%
11/1/01 Through 12/31/01 ***                       0.85%                      0.75%                   0%
Year Ended 10/31/01                                0.87%                      0.75%                   8%
Year Ended 10/31/00                                0.80%                      0.71%                  43%

TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
Year Ended 10/31/04                                0.69%                      2.24%                 185%
12/20/02* Through 10/31/03                         0.72%                      2.00%                 274%

(b) Not annualized for periods less than one year.
 @@ Formerly JPMorgan Select Equity Income Fund.
 ** The fund changed its fiscal year end from December 31 to October 31. *** The fund changed its fiscal year end from October 31 to December 31.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 PER SHARE OPERATING PERFORMANCE:
                                  ---------------------------------------------------------------------------------------------
                                               INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                             --------------------------------------   -----------------------------------------
                                                             NET GAINS
                                                          OR LOSSES ON
                                  NET ASSET         NET     SECURITIES                 DIVIDENDS
                                     VALUE,  INVESTMENT          (BOTH   TOTAL FROM     FROM NET  DISTRIBUTIONS
                                  BEGINNING      INCOME   REALIZED AND   INVESTMENT   INVESTMENT   FROM CAPITAL           TOTAL
                                  OF PERIOD      (LOSS)    UNREALIZED)   OPERATIONS       INCOME          GAINS   DISTRIBUTIONS
                                 ----------  ----------   ------------   ----------   ----------  -------------   -------------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  14.90        0.13^          1.28         1.41         0.13             --            0.13
Year Ended 10/31/03                $  12.88        0.12^          2.01         2.13         0.11             --            0.11
Year Ended 10/31/02                $  15.59        0.10          (2.69)       (2.59)        0.12             --            0.12
Year Ended 10/31/01                $  20.51        0.10^         (4.96)       (4.86)        0.06             --            0.06
Year Ended 10/31/00                $  18.73        0.09           1.77         1.86         0.08             --            0.08

^ Calculated based on average shares outstanding

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                         PER SHARE
                                  OPERATING PERFORMANCE:                    RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------          ------------------------------------------
                                                                                      RATIOS TO AVERAGE
                                                                                         NET ASSETS: #
                                                                                  --------------------------
                                                                  NET ASSETS,                            NET
                                  NET ASSET                            END OF                     INVESTMENT
                                 VALUE, END       TOTAL                PERIOD           NET           INCOME
                                  OF PERIOD      RETURN            (MILLIONS)      EXPENSES           (LOSS)
                                 ----------      ----------       -----------      --------       ----------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                $  16.18        9.46%               $  880          0.84%            0.83%
Year Ended 10/31/03                $  14.90       16.64%               $  630          0.84%            0.92%
Year Ended 10/31/02                $  12.88     (16.70%)               $  187          0.84%            0.73%
Year Ended 10/31/01                $  15.59     (23.76%)               $  212          0.84%            0.56%
Year Ended 10/31/00                $  20.51        9.96%               $  249          0.85%            0.46%

                                                        RATIOS/SUPPLEMENTAL DATA:
                                  ---------------------------------------------------------------------
                                            RATIOS TO AVERAGE NET ASSETS:
                                  ------------------------------------------------
                                                                    NET INVESTMENT
                                               EXPENSES              INCOME (LOSS)
                                       WITHOUT WAIVERS,           WITHOUT WAIVERS,             PORTFOLIO
                                         REIMBURSEMENTS             REIMBURSEMENTS              TURNOVER
                                   AND EARNINGS CREDITS       AND EARNINGS CREDITS                  RATE
                                   --------------------       --------------------            ----------
TAX AWARE U.S. EQUITY FUND
Year Ended 10/31/04                                0.90%                      0.77%                  59%
Year Ended 10/31/03                                0.93%                      0.83%                  13%
Year Ended 10/31/02                                0.97%                      0.60%                  27%
Year Ended 10/31/01                                0.87%                      0.53%                  22%
Year Ended 10/31/00                                0.85%                      0.46%                  15%

SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
J.P. Morgan Series Trust, J.P. Morgan Mutual Fund Group,
J.P. Morgan Mutual Fund Select Group and J.P. Morgan Institutional Funds

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Fleming Tax Aware International Opportunities Fund, JPMorgan Tax Aware Disciplined Equity Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Large Cap Growth Fund, JPMorgan Tax Aware Large Cap Value Fund, JPMorgan Tax Aware Short-Intermediate Income Fund and JPMorgan Tax Aware U.S. Equity Fund (hereafter referred to collectively as the "Funds") at October 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 20, 2004

SCHEDULE OF SHAREHOLDER EXPENSES
Hypothetical $1,000 Investment at Beginning of Period
October 31, 2004
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, May 1, 2004, and continued to hold your shares at the end of the reporting period, October 31, 2004.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                             EXPENSES PAID
                                          BEGINNING             ENDING       DURING PERIOD
                                     ACCOUNT VALUE,     ACCOUNT VALUE,            MAY 1 TO       ANNUALIZED
                                        MAY 1, 2004   OCTOBER 31, 2004   OCTOBER 31, 2004*    EXPENSE RATIO
                                     --------------   ----------------   -----------------    -------------
FLEMING TAX AWARE INTERNATIONAL
OPPORTUNITIES FUND
CLASS A
    Actual period return                  $   1,000          $   1,036           $    9.21             1.80%
    Hypothetical                          $   1,000          $   1,016           $    9.12             1.80%
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,039           $    5.12             1.00%
    Hypothetical                          $   1,000          $   1,020           $    5.08             1.00%

TAX AWARE DISCIPLINED EQUITY FUND
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,033           $    2.81             0.55%
    Hypothetical                          $   1,000          $   1,022           $    2.80             0.55%

TAX AWARE ENHANCED INCOME FUND
CLASS A
    Actual period return                  $   1,000          $   1,003           $    3.78             0.75%
    Hypothetical                          $   1,000          $   1,021           $    3.81             0.75%
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,005           $    1.26             0.25%
    Hypothetical                          $   1,000          $   1,024           $    1.27             0.25%
SELECT
    Actual period return                  $   1,000          $   1,004           $    2.52             0.50%
    Hypothetical                          $   1,000          $   1,022           $    2.54             0.50%

TAX AWARE LARGE CAP GROWTH FUND
SELECT
    Actual period return                  $   1,000          $     983           $    4.24             0.85%
    Hypothetical                          $   1,000          $   1,021           $    4.32             0.85%

TAX AWARE LARGE CAP VALUE
SELECT
    Actual period return                  $   1,000          $   1,066           $    4.41             0.85%
    Hypothetical                          $   1,000          $   1,021           $    4.32             0.85%

                                                                             EXPENSES PAID
                                          BEGINNING             ENDING       DURING PERIOD
                                     ACCOUNT VALUE,     ACCOUNT VALUE,            MAY 1 TO       ANNUALIZED
                                        MAY 1, 2004   OCTOBER 31, 2004   OCTOBER 31, 2004*    EXPENSE RATIO
                                     --------------   ----------------   -----------------    -------------
TAX AWARE SHORT-INTERMEDIATE
INCOME FUND
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,021           $    2.03             0.40%
    Hypothetical                          $   1,000          $   1,023           $    2.03             0.40%
SELECT
    Actual period return                  $   1,000          $   1,020           $    2.79             0.55%
    Hypothetical                          $   1,000          $   1,022           $    2.80             0.55%

TAX AWARE U.S. EQUITY FUND
CLASS A
    Actual period return                  $   1,000          $   1,030           $    5.61             1.10%
    Hypothetical                          $   1,000          $   1,019           $    5.58             1.10%
CLASS B
    Actual period return                  $   1,000          $   1,027           $    8.15             1.60%
    Hypothetical                          $   1,000          $   1,017           $    8.11             1.60%
CLASS C
    Actual period return                  $   1,000          $   1,027           $    8.15             1.60%
    Hypothetical                          $   1,000          $   1,017           $    8.11             1.60%
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,031           $    3.57             0.70%
    Hypothetical                          $   1,000          $   1,021           $    3.56             0.70%
SELECT
    Actual period return                  $   1,000          $   1,031           $    4.29             0.84%
    Hypothetical                          $   1,000          $   1,021           $    4.27             0.84%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                JPMORGAN FUND  OTHER DIRECTORSHIPS
NAME, CONTACT           POSITIONS             TERM OF OFFICE           PRINCIPAL                COMPLEX(1)     HELD OUTSIDE
ADDRESS AND             HELD WITH             AND LENGTH OF TIME       OCCUPATIONS DURING       OVERSEEN BY    JPMORGAN FUND
YEAR OF BIRTH           EACH JPMORGAN TRUST   SERVED                   PAST 5 YEARS             TRUSTEE        COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEE(S)
----------------------------------------------------------------------------------------------------------------------------------
William J. Armstrong;   Trustee               Trustee of Funds that    Retired; Vice President  70             None
522 Fifth Avenue,                             are series of JPMIF and  and Treasurer of
New York, NY 10036;                           JPMST since 2001, Funds  Ingersoll-Rand Company
1941                                          that are aseries of MFG  (manufacturer of
                                              since 1987 and Funds     industrial equipment)
                                              that are a series of     (1972-2000)
                                              MFSG since 1996.

Roland R. Eppley, Jr.;  Trustee               Trustee of Funds that    Retired                  70             Director, Janel
522 Fifth Avenue,                             are series of JPMIF and                                          Hydro, Inc.
New York, NY 10036;                           JPMST since 2001, Funds                                          (Automotive)
1932                                          that are aseries of MFG                                          (1993-Present)
                                              since 1987 and Funds
                                              that are a series of
                                              MFSG since 1996.

Ann Maynard Gray;       Trustee               Since 2001               Vice President of        70             Director of Duke
522 Fifth Avenue,                                                      Capital Cities/ABC,                     Energy Corporation
New York, NY 10036;                                                    Inc. (communications)                   (1997-Present);
1945**+                                                                (1986-1998)                             Director of Elan
                                                                                                               Corporation, Plc
                                                                                                               (pharmaceuticals)
                                                                                                               (2001-Present);
                                                                                                               Director of The
                                                                                                               Phoenix Companies
                                                                                                               (wealth management
                                                                                                               services)
                                                                                                               (2002-Present)

Matthew Healey;         Trustee               Trustee of Funds that    Retired; Chief           70             None
522 Fifth Avenue,                             are a series of JPMIF    Executive Officer of
New York, NY 10036;                           since 1992 and Funds     certain J.P. Morgan
1937+                                         that are a series of     Fund Trusts (1982-2001)
                                              JPMST, MSFG and MFG
                                              since 2001.

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                JPMORGAN FUND  OTHER DIRECTORSHIPS
NAME, CONTACT           POSITIONS             TERM OF OFFICE           PRINCIPAL                COMPLEX(1)     HELD OUTSIDE
ADDRESS AND             HELD WITH             AND LENGTH OF TIME       OCCUPATIONS DURING       OVERSEEN BY    JPMORGAN FUND
YEAR OF BIRTH           EACH JPMORGAN TRUST   SERVED                   PAST 5 YEARS             TRUSTEE        COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEE(S) (CONTINUED)

Fergus Reid, III;       Trustee and           Trustee of Funds that    Chairman of Lumelite     70             Trustee of Morgan
522 Fifth Avenue,       Chairman of           are series of JPMST and  Corporation (plastics                   Stanley Funds (209
New York, NY 10036;     the Board of          JPMIF since 2001, Funds  manufacturing)                          portfolios) (1995-
1932                    Trustees              that are a series of     (2003-Present) Chairman                 Present)
                                              MFSG since 1996 and      and CEO of Lumelite
                                              Funds that are a series  Corporation (1985-2002)
                                              of MFG since 1987.

James J. Schonbachler;  Trustee               Since 2001               Retired; Managing        70             None
522 Fifth Avenue,                                                      Director of Bankers
New York, NY 10036;                                                    Trust Company,
1943                                                                   (financial services)
                                                                       (1968-1998)

Robert J. Higgins;      Trustee               Since 2002               Retired; Director of     70             Director of Providian
522 Fifth Avenue,                                                      Administration of the                   Financial Corp.
New York, NY 10036;                                                    State of Rhode Island                   (banking)
1945                                                                   (2003-Present);                         (2002-Present)
                                                                       President - Consumer
                                                                       Banking and Investment
                                                                       Services Fleet Boston
                                                                       Financial (1971-2002)

Dr. Matthew Goldstein;  Trustee               Since 2003               Chancellor of the City   70             Trustee of Bronx-
522 Fifth Avenue,                                                      University of New York,                 Lebanon Hospital
New York, NY 10036;                                                    since September 1,                      Center
1941                                                                   1999; President,                        (1992-Present);
                                                                       Adelphi University (New                 Director of New Plan
                                                                       York) (1998-1999).                      Excel Realty Trust,
                                                                                                               Inc. (real estate
                                                                                                               investment trust)
                                                                                                               (2000-Present);
                                                                                                               Director of Lincoln
                                                                                                               Center Institute for
                                                                                                               the Arts in Education
                                                                                                               (1999-Present).

                                                                                                NUMBER OF
                                                                                                PORTFOLIOS IN
                                                                                                JPMORGAN FUND  OTHER DIRECTORSHIPS
NAME, CONTACT           POSITIONS             TERM OF OFFICE           PRINCIPAL                COMPLEX(1)     HELD OUTSIDE
ADDRESS AND             HELD WITH             AND LENGTH OF TIME       OCCUPATIONS DURING       OVERSEEN BY    JPMORGAN FUND
YEAR OF BIRTH           EACH JPMORGAN TRUST   SERVED                   PAST 5 YEARS             TRUSTEE        COMPLEX
----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED
TRUSTEE(S) (CONTINUED)

William G. Morton, Jr.; Trustee               Since 2003               Retired; Chairman        70             Director of Radio
522 Fifth Avenue,                                                      Emeritus (2001-2002),                   Shack Corporation
New York, NY 10036;                                                    and Chairman and Chief                  (electronics)
1937                                                                   Executive Officer,                      (1987-Present);
                                                                       Boston Stock Exchange                   Director of The
                                                                       (1985-2001).                            Griswold Company
                                                                                                               (securities
                                                                                                               brokerage)
                                                                                                               (2002-2004); Director
                                                                                                               of The National
                                                                                                               Football Foundation
                                                                                                               and College Hall of
                                                                                                               Fame (1994-Present);
                                                                                                               Trustee of the
                                                                                                               Berklee College of
                                                                                                               Music (1998-Present);
                                                                                                               Trustee of the
                                                                                                               Stratton Mountain
                                                                                                               School
                                                                                                               (2001-Present).

INTERESTED TRUSTEE(S)

Leonard M. Spalding*    Trustee               Trustee of Funds that    Retired; Chief           70             None
522 Fifth Avenue,                             are series of JPMST and  Executive Officer of
New York, NY 10036;                           JPMIF since 2001, Funds  Chase Mutual Funds
1935                                          that are a series of     (investment company)
                                              MFSG since 1996 and      (1989-1998); President
                                              Funds that are a series  and Chief Executive
                                              of MFG since 1998.       Officer of Vista
                                                                       Capital Management
                                                                       (investment management)
                                                                       (1990-1998); Chief
                                                                       Investment Executive of
                                                                       Chase Manhattan Private
                                                                       Bank (investment
                                                                       management) (1990-1995)

  * Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.
 ** Dana Maynard Gray, the daughter of Ann Maynard Gray, became employed with
    JPMorgan Securities, Inc., as an Associate Analyst, on May 3, 2004.
(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

  + Resigned effective November 26, 2004.

                        POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS   WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH       JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

George Gatch;           President                  Since 2001       Managing Director, JPMIM, CEO and President of the J.P.
522 Fifth Avenue,                                                   Morgan and One Group Funds. An employee since 1986, Mr. Gatch
New York, NY 10036;                                                 leads the firm's U.S. mutual fund and financial intermediary
1962                                                                business. He was previously president and CEO of DKB Morgan, a Japanese mutual fund company, which was a joint venture
                                                                    between J.P. Morgan and Dal-lchi Kangyo Bank. Prior to
                                                                    working in Japan, Mr. Gatch established JPMIM's sub-advisory and institutional mutual funds business. He has also held
                                                                    numerous positions throughout the firm in business
                                                                    management, marketing, and sales.

Robert L. Young;        Senior Vice President      Since 2004       Chief Operating Officer, JPMorgan Funds (August 2004 to
522 Fifth Avenue,                                                   present) and One Group Mutual Funds from November 2001
New York, NY 10036;                                                 until present. From October 1999 to present, Vice President
1963                                                                and Treasurer, One Group Administrative Services, Inc., and
                                                                    Vice President and Treasurer, One Group Dealer Services, Inc.

Patricia A. Maleski;    Vice President and Chief   Since 2003       Vice President, JPMIM; previously, Treasurer, JPMorgan
522 Fifth Avenue,       Administrative Officer                      Funds and Head of Funds Administration and Board Liaison.
New York, NY 10036;                                                 Prior to joining J.P. Morgan Chase & Co. in 2001, Ms. Maleski
1960                                                                was the Vice President of Finance for the Pierpont Group,
                                                                    Inc., a service provider to the Board of Directors/Trustees of the JPMorgan Funds.

Wayne H. Chan;          Secretary                  Since 2003       Vice President and Assistant General Counsel, JPMIM, since
522 Fifth Avenue,                                                   September 2002; Mr. Chan was an associate at the law firm
New York, NY 10036;                                                 of Shearman and Sterling LLP from May 2001 through
1965                                                                September 2002; Swidler Berlin Shereff Friedman LLP from June
                                                                    1999 through May 2001 and Whitman Breed Abbott & Morgan LLP from September 1997 through May 1999.

Stephanie J. Dorsey     Treasurer                  Since 2004       Director of Mutual Fund Administration, One Group
522 Fifth Avenue,                                                   Administrative Services, since January 2004; Ms. Dorsey
New York, NY 10036;                                                 worked for Bank One Corporation from January 2003 to
1969                                                                January 2004; Prior to joining Bank One Corporation, she held various positions at PricewaterhouseCoopers LLP from
                                                                    September 1992 through December 2002.

Elizabeth A. Davin      Assistant Secretary        (2004)           From September 2004 to present, Senior Counsel,
522 Fifth Avenue,                                                   JPMorgan Chase & Co.; prior to that Ms. Davin was
New York, NY 10036;                                                 Assistant General Counsel and then Associate General
1964                                                                Counsel and Vice President, Gartmore Global Investments,
                                                                    Inc. from July 1999 to August 2004.

Stephen M. Benham       Assistant Secretary        (2004)           Vice President and Assistant General Counsel, JPMIM
522 Fifth Avenue,                                                   since 2004; Vice President (Legal Advisory) of Merrill
New York, NY 10036;                                                 Lynch Investment Managers, L.P., from 2000 to 2004;
1959                                                                attorney associated with Kirkpatrick & Lockhart LLP from 1997 to 2000.

Jessica K. Ditullio     Assistant Secretary        Since 2004       From August 1990 to present, she held various attorney
522 Fifth Avenue,                                                   positions for Bank One Corporation (now known as
New York, NY 10036;                                                 JPMorgan Chase & Co.)
1962

                        POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS   WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH       JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)

Nancy E. Fields         Assistant Secretary        Since 2004       From October 1999 to present, Director, Mutual Fund
522 Fifth Avenue,                                                   Administration, One Group Administrative Services, Inc. and
New York, NY 10036;                                                 Senior Project Manager, Mutual Funds, One Group Dealer
1949                                                                Services, Inc. From July 1999 to October 1999, Project
                                                                    Manager, One Group, Banc One Investment Advisors Corporation.

Avery P. Maher          Assistant Secretary        Since 2004       Vice President and Assistant General Counsel, JPMIM since
522 Fifth Avenue,                                                   2004; Second Vice President and Assistant Secretary of
New York, NY 10036;                                                 John Hancock Advisers, LLC, from July 1992 through
1945                                                                Septemebr 2004.

Alaina Metz             Assistant Secretary        Since 2001       From June 1995 to present, Vice President
3435 Stelzer Rd.
Columbus, OH 43219
1967

Martin R. Dean          Assistant Treasurer        Since 2001       Vice President of Regulatory Services of BISYS Fund
3435 Stelzer Rd.                                                    Services, Inc.
Columbus, OH 43219
1963

Arthur A. Jensen        Assistant Treasurer        Since 2001       Vice President of Financial Services of BISYS Fund Services,
3435 Stelzer Rd.                                                    Inc. since June 2001; formerly Section Manager of Northern
Columbus, OH 43219                                                  Trust Company and Accounting Supervisor at Allstate
1966                                                                Insurance Company.

Christopher D. Walsh    Assistant Treasurer        Since 2004       Vice President, JPMIM; Mr. Walsh manages all aspects of
522 Fifth Avenue,                                                   institutional and retail mutual fund administration and
New York, NY 10036;                                                 vendor relationships within the mutual funds,
1965                                                                commingled/ERISA funds, 3(c)(7) funds, hedge funds and LLC products. Prior to joining JPMorgan in 2000, he was a
                                                                    director from 1996 to 2000 of Mutual Fund Administration at
                                                                    Prudential Investments.

Paul M. DeRusso         Assistant Treasurer        Since 2001       Vice President, JPMIM; Manager of the Budgeting and
522 Fifth Avenue,                                                   Expense Group of Funds Administration Group.
New York, NY 10036;
1954

Mary D. Squires         Assistant Treasurer        Since 2001       Vice President, JPMIM; Ms. Squires has held numerous
522 Fifth Avenue,                                                   financial and operations positions supporting the
New York, NY 10036;                                                 J.P. Morgan Chase organization complex.
1955

Stephen M. Ungerman     Chief Compliance Officer   Since 2004       Vice President, JPMIM; previously, head of Fund
522 Fifth Avenue,                                                   Administration - Pooled Vehicles; prior to joining J.P.
New York, NY 10036;                                                 Morgan Chase in 2000, he held a number of positions in
1953                                                                Prudential Financial's asset management business, including
                                                                    Associate General Counsel, Tax Director and Co-head of Fund
                                                                    Administration Department. Mr. Ungerman also served as
                                                                    Assistant Treasurer for all mutual funds
                                                                    managed by Prudential.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND ("FTAIO") JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND ("TADE")
JPMORGAN TAX AWARE ENHANCED INCOME FUND ("TAEI")
JPMORGAN TAX AWARE LARGE CAP GROWTH FUND ("TALCG")
JPMORGAN TAX AWARE LARGE CAP VALUE FUND ("TALCV")
JPMORGAN TAX AWARE SHORT-INTERMEDIATE INCOME FUND ("TASI")
JPMORGAN TAX AWARE U.S. EQUITY FUND ("TAUSE")

Certain tax information regarding the JPMorgan Tax Aware Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2004. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004:

The dividends paid from net investment income are 69.20% and 82.94% exempt from federal income tax for TAEI and TASI, respectively.

The following schedule represents the percentage of distribution eligible for the dividends received deductions.

                                                                     DIVIDENDS
                                                                      RECEIVED
                                                                     DEDUCTION
FUND                                                                 ---------
FTAIO                                                                        0%
TADE                                                                       100%
TAEI                                                                         0%
TALCG                                                                      100%
TALCV                                                                      100%
TASI                                                                      4.53%
TAUSE                                                                      100%

For the fiscal year ended October 31, 2004, the following represents the percentage of ordinary income distributions as qualified dividends:

                                                                 PERCENTAGE OF
                                                                 DISTRIBUTIONS
FUND                                                             -------------
FTAIO                                                                      100%
TADE                                                                       100%
TALCG                                                                      100%
TALCV                                                                      100%
TAUSE                                                                      100%

JPMorgan Family of Funds

U.S. EQUITY FUNDS
Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS
Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS
Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities
Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS
Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund

               Funds may be registered under separate registrants.

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMorgan Funds are distributed by J.P.Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center                                    PRSRT STD
       6112 W. 73rd Street                                         U.S. POSTAGE
     Bedford Park, IL 60638                                            PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004                                     AN-TA-1004
All rights reserved. December 2004.

                             ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

        (2) If the registrant provides the disclosure required by paragraph
             (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

        (3) If the registrant provides the disclosure required by paragraph
             (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $143,744 in 2003 and $146,700 in 2004.

(b) AUDIT-RELATED FEES. There were no audit-related fees billed to the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $19,200 in 2003 and $19,800 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor (if the engagement relates directly to the operations and financial reporting of the Registrant) and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $46.4 million in 2002 and $28.3 million in 2003.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member.
            If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

        File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

        (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
        781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

        Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
        Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

         (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

         (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     J.P. Morgan Mutual Fund Select Group
            -------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephanie J. Dorsey
                         ------------------------------------------------------
                                 Stephanie J. Dorsey, Treasurer
Date  December 20, 2004
    ---------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Stephanie J. Dorsey
                         ------------------------------------------------------
                                Stephanie J. Dorsey, Treasurer

Date  December 20, 2004
    ---------------------------------------------------------------------------

By (Signature and Title)* /s/ George C.W. Gatch
                         ------------------------------------------------------
                                George C.W. Gatch, President

Date  December 20, 2004
    ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.